UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford,

Connecticut 06901

(Address of principal executive offices) (Zip code)

AMG Funds LLC

680 Washington Boulevard, Suite 500, Stamford,

Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2021 – JUNE 30, 2021

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2021

AMG Yacktman Fund

Class I: YACKX

AMG Yacktman Focused Fund

Class N: YAFFX | Class I: YAFIX

AMG Yacktman Global Fund
(formerly AMG Yacktman Focused Fund - Security Selection Only)

Class N: YFSNX | Class I: YFSIX

AMG Yacktman Special Opportunities Fund

Class I: YASSX | Class Z: YASLX

amgfunds.com |	063021	SAR071

AMG Funds Semi-Annual Report – June 30, 2021 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Yacktman Fund	5

AMG Yacktman Focused Fund	10

AMG Yacktman Global Fund (formerly AMG Yacktman Focused Fund - Security Selection Only)	15

AMG Yacktman Special Opportunities Fund	20

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	26
Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	28
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	29
Detail of changes in assets for the past two fiscal periods

Financial Highlights	31
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	38
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	45

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	48

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2021	Expense Ratio for the Period	Beginning Account Value 01/01/21	Ending Account Value 06/30/21	Expenses Paid During the Period*

AMG Yacktman Fund

Based on Actual Fund Return

Class I	0.70%	$1,000	$1,141	$3.72

Based on Hypothetical 5% Annual Return

Class I	0.70%	$1,000	$1,021	$3.51

AMG Yacktman Focused Fund

Based on Actual Fund Return

Class N	1.25%	$1,000	$1,125	$6.59

Class I	1.05%	$1,000	$1,126	$5.54

Based on Hypothetical 5% Annual Return

Class N	1.25%	$1,000	$1,019	$6.26

Class I	1.05%	$1,000	$1,020	$5.26

AMG Yacktman Global Fund

Based on Actual Fund Return

Class N	1.20%	$1,000	$1,132	$6.34

Class I	1.08%	$1,000	$1,133	$5.71

Based on Hypothetical 5% Annual Return

Class N	1.20%	$1,000	$1,019	$6.01

Class I	1.08%	$1,000	$1,019	$5.41

Six Months Ended June 30, 2021	Expense Ratio for the Period		Beginning Account Value 01/01/21	Ending Account Value 06/30/21	Expenses Paid During the Period*

AMG Yacktman Special Opportunities Fund

Based on Actual Fund Return

Class I	1.98	%†	$1,000	$1,245	$11.02

Class Z	1.88	%†	$1,000	$1,246	$10.47

Based on Hypothetical 5% Annual Return

Class I	1.98	%†	$1,000	$1,015	$ 9.89

Class Z	1.88	%†	$1,000	$1,015	$ 9.39

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

†	Includes a performance fee adjustment amounting to 0.24% of average daily net assets which is not annualized. (See Note 2 of Notes to Financial Statements.)

2

Fund Performance (unaudited) Periods ended June 30, 2021

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2021.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date

AMG Yacktman Fund2, [3,4,5,6,7,8,9,10,11,12]

Class I	14.07%	44.78%	14.41%	11.94%	10.92%	07/06/92

Russell 1000® Value Index20, [22]	17.05%	43.68%	11.87%	11.61%	10.13%	07/06/92	†

S&P 500® Index[21], [22]	15.25%	40.79%	17.65%	14.84%	10.59%	07/06/92	†

AMG Yacktman Focused Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15

Class N	12.52%	44.01%	15.14%	12.21%	10.44%	05/01/97

Class I	12.61%	44.23%	15.36%	—	13.53%	07/24/12

Russell 1000® Value Index20, [22]	17.05%	43.68%	11.87%	11.61%	8.62%	05/01/97	†

S&P 500® Index[21], [22]	15.25%	40.79%	17.65%	14.84%	9.24%	05/01/97	†

AMG Yacktman Global Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16

Class N	13.19%	51.97%	—	—	17.10%	01/30/17

Class I	13.26%	52.26%	—	—	17.13%	01/30/17

Russell 1000® Value Index20, [22]	17.05%	43.68%	—	—	10.88%	01/30/17	†

S&P 500® Index[21], [22]	15.25%	40.79%	—	—	17.65%	01/30/17	†

AMG Yacktman Special Opportunities Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 17, 18, 19

Class I	24.52%	64.95%	17.36%	—	12.44%	06/30/15

Class Z	24.55%	65.17%	17.48%	—	9.64%	06/30/14

MSCI ACWI All Cap Index[23]	12.75%	41.14%	14.56%	—	9.69%	06/30/14	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.

*	Not annualized.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2021. All returns are in U.S. dollars ($).

[2]	From time to time, the Fund’s investment manager has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[4]

High-yield bonds (also known as “junk bonds”) may be subject to greater levels of interest rate, credit, and liquidity risk than investments in higher rated securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The issuers of the Fund’s holdings may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.

[5]   Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[6]   The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[7]   The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[8]   Companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[9]   Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

[1][0]  The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

[1][1]  The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.

[12]  The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[13]  The Fund may suffer significant losses on assets that it sells short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short.

[14]  The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

[15]  A greater percentage of the Fund’s holdings may be

3

Fund Performance Periods ended June 30, 2021 (continued)

    focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

[16]  The Fund may invest greater than 5% of its assets in money market securities, cash, or cash equivalents as a temporary defensive measure in response to adverse market, economic, political or other conditions.

[17]  The Fund’s investment management fees are subject to a performance adjustment, which could increase or reduce the investment management fees paid by the Fund. The prospect of a positive or negative performance adjustment may create an incentive for the Fund’s portfolio manager to take greater risks with the Fund’s portfolio. In addition, because performance adjustments are based upon past performance, a shareholder may pay a higher or lower management fee for performance that occurred prior to the shareholder’s investment in the Fund. The performance adjustment could increase the Investment Manager’s fee (and, in turn, the Subadvisor’s fee) even if the Fund’s shares lose value during the performance period provided that the Fund outperformed its benchmark index, and could decrease the Investment Manager’s fee (and, in turn, the Subadvisor’s fee) even if the Fund’s shares increase in value during the performance period provided that the Fund underperformed its benchmark index.

[18]  The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.

[19]  The Fund is subject to the special risks associated with investments in micro-cap companies, such as relatively short earnings history, competitive conditions, less publicly available corporate information, and reliance on a limited number of products.

[20]  The Russell 1000® Value Index is a market capitalization weighted index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 1000® Value Index is unmanaged, is not available for investment and does not incur expenses.

[21]  The S&P 500® Index is a capitalization-weighted index of 500 stocks. The S&P 500® Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Unlike the Fund, the S&P 500® Index is unmanaged, is not available for investment and does not incur expenses.

[22]  The Russell 1000® Value and the S&P 500® Index are provided for illustrative purposes only, are unmanaged, reflect reinvestment of income and dividends and do not reflect the impact of advisory fees. The S&P 500® is a widely unmanaged index of market activity based on the aggregate performance of a selected portfolio of publicly trade common stocks and we have included the results of such index to give you a perspective of the historical performance of the U.S. equity market.

[23]  The MSCI ACWI All Cap Index captures large, mid, small and micro cap representation across certain Developed Markets (DM) countries and large, mid and small cap representation across certain Emerging Markets (EM) countries. The Index is comprehensive, covering a significant percentage of the global equity investment opportunity set. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI ACWI All Cap Index is unmanaged, is not available for investment and does not incur expenses.

The Russell 1000® Value Index is a trademark of the London Stock Exchange Group companies.

The S&P 500® Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.

All MSCI data is provided ‘as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG Yacktman Fund Fund Snapshots (unaudited) June 30, 2021

PORTFOLIO BREAKDOWN

Sector	%of Net Assets

Consumer Staples	16.9

Communication Services	16.6

Information Technology	14.2

Industrials	10.6

Financials	10.5

Consumer Discretionary	6.9

Energy	5.0

Health Care	3.0

Materials	1.0

Short-Term Investments	15.8

Other Assets Less Liabilities	(0.5)

TOP TEN HOLDINGS

Security Name	%of Net Assets

Samsung Electronics Co., Ltd., 3.640% (South Korea)	7.7

Bollore SA (France)	5.6

Brenntag SE (Germany)	3.6

Alphabet, Inc., Class C	3.4

PepsiCo, Inc.	3.1

Canadian Natural Resources, Ltd. (Canada)	2.8

Microsoft Corp.	2.6

Sysco Corp.	2.5

News Corp., Class A	2.5

The Walt Disney Co.	2.2

Top Ten as a Group	36.0

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG Yacktman Fund Fund Snapshots (continued) For the six months ended June 30, 2021

NEW EQUITY POSITIONS

New Purchases	Current Shares Held

AMERCO	133,364

Armstrong World Industries, Inc.	735,000

Berkshire Hathaway, Inc., Class B	340,000

Canadian Natural Resources, Ltd. (Canada)	6,990,000

Hyundai Motor Co., 2.710% (South Korea)	423,882

Hyundai Motor Co., 2.770% (South Korea)	200,000

L3Harris Technologies, Inc.	355,000

Lockheed Martin Corp.	195,000

Northrop Grumman Corp.	225,000

CORPORATE BONDS & NOTES SALES

Sales	Net Principal Sold	Current Principal Held

Macy’s Retail Holdings, LLC , 2.875%, 02/15/23	$14,800,000	—

Macy’s Retail Holdings, LLC , 3.625%, 06/01/24	3,748,000	—

EQUITY PURCHASES & SALES

Purchases	Net Shares Purchased	Current Shares Held

KT&G Corp. (South Korea)	300,000	1,400,000

PepsiCo, Inc.	400,000	1,900,000

Sales	Net Shares Sold	Current Shares Held

Aggreko PLC (United Kingdom)	3,848,864	—

Beiersdorf AG, ADR (Germany)	305,280	4,000,000

Brenntag SE (Germany)	20,000	3,580,000

Fox Corp., Class A	1,800,000	2,400,000

Infosys, Ltd., Sponsored ADR (India)	1,265,000	—

Macy’s, Inc.	9,400,000	4,400,000

News Corp., Class A	2,800,000	8,900,000

Ralph Lauren Corp.	404,000	—

Rinnai Corp. (Japan)	360,000	260,000

Samsung Electronics Co., Ltd., 3.640% (South Korea)	600,000	10,800,000

Weatherford International PLC	743,901	4,700,000

6

AMG Yacktman Fund Schedule of Portfolio Investments (unaudited) June 30, 2021

	Shares	Value

Common Stocks - 73.7%

Communication Services - 16.6%

Alphabet, Inc., Class C*	125,000	$313,290,000

Bollore SA (France)	97,075,700	520,749,374

Comcast Corp., Class A	1,100,000	62,722,000

Fox Corp., Class A1	2,400,000	89,112,000

Fox Corp., Class B	3,100,000	109,120,000

News Corp., Class A	8,900,000	229,353,000

The Walt Disney Co.*	1,150,000	202,135,500

Total Communication Services		1,526,481,874

Consumer Discretionary - 6.2%

Booking Holdings, Inc.*	85,000	185,987,650

Continental AG (Germany)*	900,000	132,409,043

Hyundai Mobis Co., Ltd. (South Korea)	550,000	142,632,181

Macy’s, Inc.*	4,400,000	83,424,000

Rinnai Corp. (Japan)*	260,000	24,747,349

Stanley Electric Co., Ltd. (Japan)*	166,668	4,815,247

Total Consumer Discretionary		574,015,470

Consumer Staples - 16.9%

Associated British Foods PLC (United Kingdom)	4,550,000	139,670,695

Beiersdorf AG, ADR (Germany)	4,000,000	96,650,000

The Coca-Cola Co.	3,000,000	162,330,000

Colgate-Palmolive Co.	1,100,000	89,485,000

Hengan International Group Co., Ltd. (China)	6,935,400	46,408,214

Ingredion, Inc.	1,150,000	104,075,000

KT&G Corp. (South Korea)	1,400,000	104,919,186

PepsiCo, Inc.	1,900,000	281,523,000

The Procter & Gamble Co.	1,450,000	195,648,500

Sysco Corp.	3,000,000	233,250,000

Tyson Foods, Inc., Class A	1,460,000	107,689,600

Total Consumer Staples		1,561,649,195

Energy - 4.5%

Canadian Natural Resources, Ltd. (Canada)[1]	6,990,000	253,597,200

ConocoPhillips	650,000	39,585,000

Exxon Mobil Corp.	600,000	37,848,000

Weatherford International PLC	4,700,000	85,540,000

Total Energy		416,570,200

Financials - 10.3%

The Bank of New York Mellon Corp.	2,300,000	117,829,000

Berkshire Hathaway, Inc., Class B*	340,000	94,492,800

The Charles Schwab Corp.	1,825,000	132,878,250

First Hawaiian, Inc.	1,530,000	43,360,200

FirstCash, Inc.[1]	460,000	35,162,400

	Shares	Value

The Goldman Sachs Group, Inc.	180,000	$68,315,400

State Street Corp.	1,900,000	156,332,000

U.S. Bancorp	2,800,000	159,516,000

Wells Fargo & Co.	3,050,000	138,134,500

Total Financials		946,020,550

Health Care - 3.0%

Anthem, Inc.	300,000	114,540,000

Johnson & Johnson	1,000,000	164,740,000

Total Health Care		279,280,000

Industrials - 8.7%

AMERCO	133,364	78,604,742

Armstrong World Industries, Inc.	735,000	78,836,100

Brenntag SE (Germany)	3,580,000	333,199,281

GrafTech International, Ltd.	2,500,621	29,057,216

L3Harris Technologies, Inc.	355,000	76,733,250

Lockheed Martin Corp.	195,000	73,778,250

MSC Industrial Direct Co., Inc., Class A	530,000	47,556,900

Northrop Grumman Corp.	225,000	81,771,750

Valmont Industries, Inc.	3,529	833,020

Total Industrials		800,370,509

Information Technology - 6.5%

Cisco Systems, Inc.	1,400,000	74,200,000

Cognizant Technology Solutions Corp., Class A	2,300,000	159,298,000

Corning, Inc.	1,100,000	44,990,000

Microsoft Corp.	900,000	243,810,000

Oracle Corp.	1,000,000	77,840,000

Total Information Technology		600,138,000

Materials - 1.0%

Huntsman Corp.	3,500,000	92,820,000

Total Common Stocks (Cost $4,134,795,190)		6,797,345,798

	Principal Amount
Corporate Bonds and Notes - 2.6%

Energy - 0.5%

W&T Offshore, Inc. 9.750%, 11/01/23[2]	$51,359,000	49,818,230

Financials - 0.2%

Service Properties Trust 4.350%, 10/01/24	20,678,000	20,822,746

Industrials - 1.9%

Weatherford International, Ltd. (Bermuda) 11.000%, 12/01/24[2]	166,485,000	173,144,400

Total Corporate Bonds and Notes
(Cost $235,165,100)		243,785,376

The accompanying notes are an integral part of these financial statements.

7

AMG Yacktman Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Preferred Stocks - 8.4%

Consumer Discretionary - 0.7%

Hyundai Motor Co., 2.710% (South Korea)*	423,882	$43,462,004

Hyundai Motor Co., 2.770% (South Korea)*	200,000	20,424,112

Total Consumer Discretionary		63,886,116

Information Technology - 7.7%

Samsung Electronics Co., Ltd., 3.640% (South Korea)	10,800,000	706,860,825

Total Preferred Stocks (Cost $265,100,689)		770,746,941

	Principal Amount
Short-Term Investments - 15.8%

Joint Repurchase Agreements - 0.0%#,3

Daiwa Capital Markets America, dated 06/30/21, due 07/01/21, 0.050% total to be received $949,381 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 11/30/21 -07/01/51, totaling $968,368)	$949,380	949,380

MUFG Securities America, Inc., dated 06/30/21, due 07/01/21, 0.050% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations, 1.985% - 4.000%, 08/01/35 - 06/01/51, totaling $1,020,000)	1,000,000	1,000,000

*	Non-income producing security.

#	Less than 0.05%.

[1]

Some of these securities, amounting to $11,371,629 or 0.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of these securities amounted to $222,962,630 or 2.4% of net assets.

	Principal Amount	Value

RBC Dominion Securities, Inc., dated 06/30/21, due 07/01/21, 0.050% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 08/01/21 - 04/15/62, totaling $1,020,000)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		2,949,380

	Shares
Other Investment Companies - 15.8%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[4]	739,526,460	739,526,460

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[4]	712,452,826	712,452,826

Total Other Investment Companies		1,451,979,286

Total Short-Term Investments (Cost $1,454,928,666)		1,454,928,666

Total Investments - 100.5% (Cost $6,089,989,645)		9,266,806,781

Other Assets, less Liabilities - (0.5)%		(45,698,740)

Net Assets - 100.0%		$9,221,108,041

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[4]	Yield shown represents the June 30, 2021, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR    American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

8

AMG Yacktman Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Consumer Staples	$1,270,651,100	$290,998,095	—	$1,561,649,195

Communication Services	1,005,732,500	520,749,374	—	1,526,481,874

Financials	946,020,550	—	—	946,020,550

Industrials	467,171,228	333,199,281	—	800,370,509

Information Technology	600,138,000	—	—	600,138,000

Consumer Discretionary	269,411,650	304,603,820	—	574,015,470

Energy	416,570,200	—	—	416,570,200

Health Care	279,280,000	—	—	279,280,000

Materials	92,820,000	—	—	92,820,000

Corporate Bonds and Notes†	—	243,785,376	—	243,785,376

Preferred Stocks†	—	770,746,941	—	770,746,941

Short-Term Investments

Joint Repurchase Agreements	—	2,949,380	—	2,949,380

Other Investment Companies	1,451,979,286	—	—	1,451,979,286

Total Investments in Securities	$6,799,774,514	$2,467,032,267	—	$9,266,806,781

†

All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at June 30, 2021, was as follows:

Country	% of Long-Term Investments

Bermuda	2.2

Canada	3.2

China	0.6

France	6.7

Germany	7.2

Japan	0.4

South Korea	13.0

United Kingdom	1.8

United States	64.9

100.0

The accompanying notes are an integral part of these financial statements.

9

AMG Yacktman Focused Fund Fund Snapshots (unaudited) June 30, 2021

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Consumer Staples	19.0

Information Technology	16.2

Communication Services	15.7

Industrials	9.7

Consumer Discretionary	8.9

Financials	6.5

Energy	5.1

Health Care	1.6

Materials	1.4

Short-Term Investments	15.7

Other Assets Less Liabilities	0.2

TOP TEN HOLDINGS

Security Name	% of Net Assets

Samsung Electronics Co., Ltd., 3.640% (South Korea)	9.8

Bollore SA (France)	6.3

PepsiCo, Inc.	4.2

Microsoft Corp.	4.0

Brenntag SE (Germany)	3.5

Alphabet, Inc., Class C	3.2

Canadian Natural Resources, Ltd. (Canada)	2.9

Associated British Foods PLC (United Kingdom)	2.5

KT&G Corp. (South Korea)	2.5

Fox Corp., Class B	2.4

Top Ten as a Group	41.3

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

10

AMG Yacktman Focused Fund Fund Snapshots (continued) For the six months ended June 30, 2021

NEW EQUITY POSITIONS

New Purchases	Current Shares Held

AMERCO	66,437

Berkshire Hathaway, Inc., Class B	100,000

Canadian Natural Resources, Ltd. (Canada)	3,500,000

Hyundai Motor Co., 2.710% (South Korea)	400,000

Hyundai Motor Co., 2.770% (South Korea)	160,000

L3Harris Technologies, Inc.	170,000

Lockheed Martin Corp.	95,000

Northrop Grumman Corp.	110,000

CORPORATE BONDS & NOTES SALES

Sales	Net Principal Sold	Current Principal Held

Macy’s Retail Holdings, LLC , 2.875%, 02/15/23	$6,823,000	—

Macy’s Retail Holdings, LLC , 3.625%, 06/01/24	1,720,000	—

EQUITY PURCHASES & SALES

Purchases	Net Shares Purchased	Current Shares Held

Bollore SA (France)	4,000,000	51,746,528

KT&G Corp. (South Korea)	600,000	1,500,000

Microsoft Corp.	240,000	650,000

PepsiCo, Inc.	620,000	1,270,000

Yuasa Trading Co., Ltd. (Japan)	1,200	333,700

Sales	Net Shares Sold	Current Shares Held

Aggreko PLC (United Kingdom)	2,890,601	—

Booking Holdings, Inc.	5,000	35,000

Fox Corp., Class B	450,000	3,000,000

Macy’s, Inc.	4,400,000	2,100,000

News Corp., Class A	1,460,915	3,685,000

Ralph Lauren Corp.	183,000	—

Rinnai Corp. (Japan)	116,000	160,000

Samsung Electronics Co., Ltd., 3.640% (South Korea)	400,000	6,650,000

Sodexo, S.A. (France)	450,000	350,000

Sysco Corp.	300,000	1,100,000

The Walt Disney Co.	150,000	400,000

Weatherford International PLC	171,818	2,250,000

11

AMG Yacktman Focused Fund Schedule of Portfolio Investments (unaudited) June 30, 2021

	Shares	Value

Common Stocks - 70.0%

Communication Services - 15.7%

Alphabet, Inc., Class C*	56,000	$140,353,920

Bollore SA (France)	51,746,528	277,587,203

Fox Corp., Class B	3,000,000	105,600,000

News Corp., Class A	3,685,000	94,962,450

News Corp., Class B	200,000	4,870,000

The Walt Disney Co.*	400,000	70,308,000

Total Communication Services		693,681,573

Consumer Discretionary - 7.6%

Booking Holdings, Inc.*	35,000	76,583,150

Continental AG (Germany)*	400,000	58,848,464

Hyundai Home Shopping Network Corp. (South Korea)	547,254	43,932,545

Hyundai Mobis Co., Ltd. (South Korea)	260,000	67,426,122

Macy’s, Inc.*	2,100,000	39,816,000

Rinnai Corp. (Japan)*	160,000	15,229,138

Sodexo, S.A. (France)*	350,000	32,710,878

Stanley Electric Co., Ltd. (Japan)*	75,832	2,190,881

Total Consumer Discretionary		336,737,178

Consumer Staples - 18.5%

Ambev S.A., ADR (Brazil)	7,000,000	24,080,000

Associated British Foods PLC (United Kingdom)	3,700,000	113,578,367

The Coca-Cola Co.	1,300,000	70,343,000

Hengan International Group Co., Ltd. (China)	5,872,300	39,294,482

Ingredion, Inc.	540,000	48,870,000

KT&G Corp. (South Korea)	1,500,000	112,413,414

PepsiCo, Inc.	1,270,000	188,175,900

The Procter & Gamble Co.	630,000	85,005,900

Sysco Corp.	1,100,000	85,525,000

Tyson Foods, Inc., Class A	700,000	51,632,000

Total Consumer Staples		818,918,063

Energy - 4.6%

Canadian Natural Resources, Ltd. (Canada)	3,500,000	126,980,000

ConocoPhillips	300,000	18,270,000

Exxon Mobil Corp.	250,000	15,770,000

Weatherford International PLC	2,250,000	40,950,000

Total Energy		201,970,000

Financials - 6.2%

The Bank of New York Mellon Corp.	650,000	33,299,500

Berkshire Hathaway, Inc., Class B*	100,000	27,792,000

The Charles Schwab Corp.	855,000	62,252,550

First Hawaiian, Inc.	696,000	19,724,640

	Shares	Value

State Street Corp.	800,000	$65,824,000

U.S. Bancorp	750,000	42,727,500

Wells Fargo & Co.	500,000	22,645,000

Total Financials		274,265,190

Health Care - 1.6%

Johnson & Johnson	430,000	70,838,200

Industrials - 8.0%

AMERCO	66,437	39,157,968

Brenntag SE (Germany)	1,650,000	153,569,501

L3Harris Technologies, Inc.	170,000	36,745,500

Lockheed Martin Corp.	95,000	35,943,250

Mitsuboshi Belting, Ltd. (Japan)*	91,535	1,444,457

MSC Industrial Direct Co., Inc., Class A	220,000	19,740,600

Northrop Grumman Corp.	110,000	39,977,300

Societe BIC, S.A. (France)	300,000	20,864,371

Yuasa Trading Co., Ltd. (Japan)*	333,700	9,050,255

Total Industrials		356,493,202

Information Technology - 6.4%

Cisco Systems, Inc.	300,000	15,900,000

Cognizant Technology Solutions Corp., Class A	1,050,000	72,723,000

Microsoft Corp.	650,000	176,085,000

Oracle Corp.	250,000	19,460,000
Total Information Technology		284,168,000

Materials - 1.4%

Huntsman Corp.	1,600,000	42,432,000

Nihon Parkerizing Co., Ltd. (Japan)*	1,868,100	18,715,478

Total Materials		61,147,478

Total Common Stocks
(Cost $2,105,875,723)		3,098,218,884

	Principal Amount

Corporate Bonds and Notes - 2.5%

Energy - 0.5%

W&T Offshore, Inc. 9.750%, 11/01/23[1]	$22,824,000	22,139,280

Financials - 0.3%

Service Properties Trust 4.350%, 10/01/24	12,174,000	12,259,218

Industrials - 1.7%

Weatherford International, Ltd. (Bermuda) 11.000%, 12/01/24[1]	74,388,000	77,363,520

Total Corporate Bonds and Notes
(Cost $107,339,609)		111,762,018

The accompanying notes are an integral part of these financial statements.

12

AMG Yacktman Focused Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Preferred Stocks - 11.6%

Consumer Discretionary - 1.3%

Hyundai Motor Co., 2.710% (South Korea)*	400,000	$41,013,305

Hyundai Motor Co., 2.770% (South Korea)*	160,000	16,339,290

Total Consumer Discretionary		57,352,595

Consumer Staples - 0.5%

Amorepacific Corp., 0.920% (South Korea)	250,000	19,554,703

Information Technology - 9.8%

Samsung Electronics Co., Ltd., 3.640% (South Korea)	6,650,000	435,243,008

Total Preferred Stocks
(Cost $186,584,245)		512,150,306

	Shares	Value

Short-Term Investments - 15.7%

Other Investment Companies - 15.7%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[2]	376,930,908	$376,930,908

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[2]	319,271,080	319,271,080

Total Short-Term Investments
(Cost $696,201,988)		696,201,988

Total Investments - 99.8%
(Cost $3,096,001,565)		4,418,333,196

Other Assets, less Liabilities -0.2%		10,587,645

Net Assets - 100.0%		$4,428,920,841

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of these securities amounted to $99,502,800 or 2.2% of net assets.

[2]	Yield shown represents the June 30, 2021, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR    American Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Consumer Staples	$553,631,800	$265,286,263	—	$818,918,063

Communication Services	416,094,370	277,587,203	—	693,681,573

Industrials	171,564,618	184,928,584	—	356,493,202

Consumer Discretionary	116,399,150	220,338,028	—	336,737,178

Information Technology	284,168,000	—	—	284,168,000

Financials	274,265,190	—	—	274,265,190

Energy	201,970,000	—	—	201,970,000

Health Care	70,838,200	—	—	70,838,200

Materials	42,432,000	18,715,478	—	61,147,478

Corporate Bonds and Notes†	—	111,762,018	—	111,762,018

Preferred Stocks†	—	512,150,306	—	512,150,306

Short-Term Investments

Other Investment Companies	696,201,988	—	—	696,201,988

Total Investments in Securities	$2,827,565,316	$1,590,767,880	—	$4,418,333,196

†

All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

13

AMG Yacktman Focused Fund Schedule of Portfolio Investments (continued)

The country allocation in the Schedule of Portfolio Investments at June 30, 2021, was as follows:

Country	% of Long-Term Investments

Bermuda	2.1

Brazil	0.6

Canada	3.4

China	1.1

France	8.9

Germany	5.7

Japan	1.3

South Korea	19.8

United Kingdom	3.0

United States	54.1

100.0

The accompanying notes are an integral part of these financial statements.

14

AMG Yacktman Global Fund Fund Snapshots (unaudited) June 30, 2021

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Communication Services	19.3

Industrials	17.0

Information Technology	15.5

Consumer Discretionary	15.4

Consumer Staples	14.0

Materials	4.2

Energy	4.2

Financials	4.0

Health Care	1.3

Short-Term Investments	5.5

Other Assets Less Liabilities	(0.4)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Samsung Electronics Co., Ltd., 3.640% (South Korea)	9.9

Bollore SA (France)	9.2

HI-LEX Corp. (Japan)	5.6

KT&G Corp. (South Korea)	4.1

Compagnie de L’Odet SA (France)	3.8

Ocean Wilsons Holdings, Ltd. (Bermuda)	3.6

Canadian Natural Resources, Ltd. (Canada)	3.0

Fox Corp., Class B	2.7

Hyundai Motor Co., 2.710% (South Korea)	2.4

Brenntag SE (Germany)	2.3

Top Ten as a Group	46.6

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

15

AMG Yacktman Global Fund Fund Snapshots (continued) For the six months ended June 30, 2021

NEW EQUITY POSITIONS

New Purchases	Current Shares Held

AMERCO	3,000

Canadian Natural Resources, Ltd. (Canada)	135,000

Dong Ah Tire & Rubber Co., Ltd. (South Korea)	65,000

Hyundai Motor Co., 2.710% (South Korea)	39,000

The Pack Corp. (Japan)	60,000

Parker Corp. (Japan)	14,200

EQUITY PURCHASES & SALES

Purchases	Net Shares Purchased	Current Shares Held

Bollore SA (France)	770,314	2,830,000

Fox Corp., Class B	6,000	125,000

KT&G Corp. (South Korea)	58,000	90,000

PepsiCo, Inc.	10,000	24,000

Sam Yung Trading Co., Ltd. (South Korea)	38,382	50,000

Trecora Resources	140,000	230,000

Utoc Corp. (Japan)	83,200	320,000

Yuasa Trading Co., Ltd. (Japan)	15,000	45,000

Sales	Net Shares Sold	Current Shares Held

Aggreko PLC (United Kingdom)	19,420	—

Hankook AtlasBX Co., Ltd. (South Korea)	17,985	—

Macy’s, Inc.	180,000	70,000

News Corp., Class A	20,000	130,000

Ralph Lauren Corp.	5,200	—

Rinnai Corp. (Japan)	12,000	8,000

Samsung Electronics Co., Ltd., 3.640% (South Korea)	40,000	250,000

Waddell & Reed Financial, Inc., Class A	120,000	—

The Walt Disney Co.	3,000	13,000

16

AMG Yacktman Global Fund Schedule of Portfolio Investments (unaudited) June 30, 2021

	Shares	Value

Common Stocks - 78.6%

Communication Services - 19.3%

Alphabet, Inc., Class C*	1,240	$3,107,837

Bollore SA (France)	2,830,000	15,181,149

Fox Corp., Class B	125,000	4,400,000

News Corp., Class A	130,000	3,350,100

Reading International, Inc., Class A1	320,000	2,230,400

Tohokushinsha Film Corp. (Japan)*	200,000	1,201,740

The Walt Disney Co.*	13,000	2,285,010

Total Communication Services		31,756,236

Consumer Discretionary - 13.0%

Booking Holdings, Inc.*	1,000	2,188,090

Car Mate Manufacturing Co., Ltd. (Japan)*	52,500	494,779

Continental AG (Germany)*	10,000	1,471,212

Daewon San Up Co., Ltd. (South Korea)	96,817	720,898

Dong Ah Tire & Rubber Co., Ltd. (South Korea)	65,000	747,191

HI-LEX Corp. (Japan)*	617,800	9,266,906

Hyundai Home Shopping Network Corp. (South Korea)	39,314	3,156,056

Hyundai Mobis Co., Ltd. (South Korea)	5,000	1,296,656

Macy’s, Inc.*	70,000	1,327,200

Rinnai Corp. (Japan)*	8,000	761,457

Total Consumer Discretionary		21,430,445

Consumer Staples - 11.7%

Associated British Foods PLC (United Kingdom)	65,000	1,995,296

The Coca-Cola Co.	25,000	1,352,750

Hengan International Group Co., Ltd. (China)	37,000	247,585

Ingredion, Inc.	8,500	769,250

KT&G Corp. (South Korea)	90,000	6,744,805

PepsiCo, Inc.	24,000	3,556,080

The Procter & Gamble Co.	16,000	2,158,880

Sysco Corp.	30,000	2,332,500

Total Consumer Staples		19,157,146

Energy - 3.7%

Canadian Natural Resources, Ltd. (Canada)	135,000	4,897,800

Exxon Mobil Corp.	2,000	126,160

Weatherford International PLC	57,005	1,037,491

Total Energy		6,061,451

Financials - 4.0%

The Bank of New York Mellon Corp.	10,000	512,300

The Charles Schwab Corp.	30,000	2,184,300

First Hawaiian, Inc.	24,900	705,666

State Street Corp.	30,000	2,468,400

	Shares	Value

U.S. Bancorp	13,000	$740,610

Total Financials		6,611,276

Health Care - 1.3%

Johnson & Johnson	12,000	1,976,880

Kissei Pharmaceutical Co., Ltd. (Japan)*	9,400	182,675

Total Health Care		2,159,555

Industrials - 15.9%

AMERCO	3,000	1,768,200

Brenntag SE (Germany)	40,000	3,722,897

CB Industrial Product Holding Bhd (Malaysia)	10,500,000	3,060,428

Compagnie de L’Odet SA (France)	4,500	6,242,974

Komelon Corp. (South Korea)	80,000	1,144,684

Mitsuboshi Belting, Ltd. (Japan)*	2,965	46,789

MSC Industrial Direct Co., Inc., Class A	7,000	628,110

Ocean Wilsons Holdings, Ltd. (Bermuda)	400,000	6,003,522

Parker Corp. (Japan)*	14,200	68,989

Sam Yung Trading Co., Ltd. (South Korea)	50,000	754,397

Utoc Corp. (Japan)	320,000	1,517,630

Yuasa Trading Co., Ltd. (Japan)*	45,000	1,220,442

Total Industrials		26,179,062

Information Technology - 5.5%

CAC Holdings Corp. (Japan)*	240,000	2,992,155

Cisco Systems, Inc.	10,000	530,000

Cognizant Technology Solutions Corp., Class A	30,000	2,077,800

INFOvine Co., Ltd. (South Korea)	40,000	814,846

Microsoft Corp.	7,000	1,896,300

Oracle Corp.	9,000	700,560

Total Information Technology		9,011,661

Materials - 4.2%

Kohsoku Corp. (Japan)*	90,000	1,194,720

Nihon Parkerizing Co., Ltd. (Japan)*	240,000	2,404,429

The Pack Corp. (Japan)*	60,000	1,459,106

Trecora Resources[1]	230,000	1,913,600

Total Materials		6,971,855

Total Common Stocks

(Cost $100,340,768)		129,338,687

	Principal Amount

Corporate Bonds and Notes - 1.6%

Energy - 0.5%

W&T Offshore, Inc. 9.750%, 11/01/23[2]	$806,000	781,820

The accompanying notes are an integral part of these financial statements.

17

AMG Yacktman Global Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 1.1%

Weatherford International, Ltd. (Bermuda) 11.000%, 12/01/24[2]	$1,721,000	$1,789,840

Total Corporate Bonds and Notes
(Cost $2,544,054)		2,571,660

	Shares

Preferred Stocks - 14.7%

Consumer Discretionary - 2.4%

Hyundai Motor Co., 2.710% (South Korea)*	39,000	3,998,797

Consumer Staples - 2.3%

Amorepacific Corp., 0.920% (South Korea)	25,000	1,955,471

LG Household & Health Care, Ltd., 1.420% (South Korea)	2,100	1,426,464

QVC, Inc., 6.250%	16,731	442,702

Total Consumer Staples		3,824,637

Information Technology - 10.0%

Samsung Electronics Co., Ltd., 3.640% (South Korea)	250,000	16,362,519

Total Preferred Stocks

(Cost $15,264,646)		24,185,953

	Principal Amount

Short-Term Investments - 5.5%

Joint Repurchase Agreements - 0.1%[3]

Deutsche Bank Securities, Inc., dated 06/30/21, due 07/01/21, 0.050% total to be received $210,338 (collateralized by various U.S. Government Agency Obligations, 1.500% - 5.500%, 03/01/25 - 07/01/51, totaling $214,545)	$210,338	210,338

	Shares	Value

Other Investment Companies - 5.4%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[4]	2,936,806	$2,936,806

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[4]	2,936,808	2,936,808

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[4]	3,025,802	3,025,802

Total Other Investment Companies		8,899,416

Total Short-Term Investments
(Cost $9,109,754)		9,109,754

Total Investments - 100.4% (Cost $127,259,222)		165,206,054

Other Assets, less Liabilities - (0.4)%		(673,780)

Net Assets - 100.0%		$164,532,274

*	Non-income producing security.

[1]	Some of these securities, amounting to $199,987 or 0.1% of net assets, were out on loan to various borrowers and are collateralized by cash. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of these securities amounted to $2,571,660 or 1.6% of net assets.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[4]	Yield shown represents the June 30, 2021, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

18

AMG Yacktman Global Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Communication Services	$15,373,347	$16,382,889	—	$31,756,236

Industrials	14,642,806	11,536,256	—	26,179,062

Consumer Discretionary	4,010,069	17,420,376	—	21,430,445

Consumer Staples	10,169,460	8,987,686	—	19,157,146

Information Technology	5,204,660	3,807,001	—	9,011,661

Materials	1,913,600	5,058,255	—	6,971,855

Financials	6,611,276	—	—	6,611,276

Energy	6,061,451	—	—	6,061,451

Health Care	1,976,880	182,675	—	2,159,555

Corporate Bonds and Notes†	—	2,571,660	—	2,571,660

Preferred Stocks

Information Technology	—	16,362,519	—	16,362,519

Consumer Discretionary	—	3,998,797	—	3,998,797

Consumer Staples	442,702	3,381,935	—	3,824,637

Short-Term Investments

Joint Repurchase Agreements	—	210,338	—	210,338

Other Investment Companies	8,899,416	—	—	8,899,416

Total Investments in Securities	$75,305,667	$89,900,387	—	$165,206,054

†

All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at June 30, 2021, was as follows:

Country	% of Long-Term Investments
Bermuda	5.0

Canada	3.1

China	0.2

France	13.7

Germany	3.3

Japan	14.6

Country	% of Long-Term Investments
Malaysia	2.0

South Korea	25.1

United Kingdom	1.3

United States	31.7

100.0

The accompanying notes are an integral part of these financial statements.

19

AMG Yacktman Special Opportunities Fund Fund Snapshots (unaudited) June 30, 2021

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	22.0

Consumer Staples	15.8

Consumer Discretionary	14.3

Materials	12.8

Energy	11.7

Financials	6.9

Information Technology	4.7

Communication Services	4.1

Health Care	1.0

Utilities	0.3

Short-Term Investments	6.6

Other Assets Less Liabilities	(0.2)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Omni Bridgeway, Ltd. (Australia)	6.9

Trecora Resources (United States)	6.8

Naked Wines PLC (United Kingdom)	6.4

Total Energy Services, Inc. (Canada)	5.9

Italian Wine Brands S.P.A (Italy)	5.3

Ocean Wilsons Holdings, Ltd. (Bermuda)	4.2

Brickability Group PLC (United Kingdom)	3.3

B&S Group, S.A.R.L. (Luxembourg)	3.1

AMERCO (United States)	3.1

Vivo Energy PLC (United Kingdom)	2.9

Top Ten as a Group	47.9

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

20

AMG Yacktman Special Opportunities Fund Fund Snapshots (continued) For the six months ended June 30, 2021

NEW EQUITY POSITIONS

New Purchases	Current Shares Held

Amerigo Resources, Ltd. (Canada)	564,900

Amplify Energy Corp. (United States)	170,000

The Cato Corp., Class A (United States)	73,000

Delfi, Ltd. (Singapore)	1,739,100

Dong Ah Tire & Rubber Co., Ltd. (South Korea)	90,400

KISCO Holdings Co., Ltd. (South Korea)	32,000

CORPORATE BONDS & NOTES SALES

Sales	Net Principal Sold	Current Principal Held

Colabor Group, Inc. (Canada), 6.000%, 10/13/21	$6,579,000	—

EQUITY PURCHASES & SALES

Purchases	Net Shares Purchased	Current Shares Held

AMERCO	600	5,700

Bixolon Co., Ltd. (South Korea)	31,488	271,488

Brickability Group PLC (United Kingdom)	400,000	2,700,000

Cosco Capital, Inc. (Philippines)	5,102,600	10,602,600

Evolution Petroleum Corp. (United States)	40,000	205,000

Ifis Japan, Ltd. (Japan)	11,700	80,700

Italian Wine Brands S.P.A (Italy)	15,140	118,140

Komelon Corp. (South Korea)	14,571	84,571

Legacy Housing Corp. (United States)	112,250	182,500

NeoPharm Co., Ltd. (South Korea)	6,000	28,000

Omni Bridgeway, Ltd. (Australia)	980,000	2,650,000

Pumtech Korea Co., Ltd. (South Korea)	1,500	29,500

Sam Yung Trading Co., Ltd. (South Korea)	11,390	210,390

Sekisui Jushi Corp. (Japan)	39,000	59,000

SK Kaken Co., Ltd. (Japan)	700	1,500

Trecora Resources (United States)	352,000	882,000

Utoc Corp. (Japan)	70,300	155,200

Vivo Energy PLC (United Kingdom)	1,235,000	2,400,000

WIN-Partners Co., Ltd. (Japan)	36,000	103,000

Sales	Net Shares Sold	Current Shares Held

Aggreko PLC (United Kingdom)	130,000	—

GrafTech International, Ltd. (United States)	22,000	123,000

HLS Therapeutics, Inc. (Canada)[1]	24,901	—

Lamprell PLC (United Arab Emirates)	636,401	763,599

Link Net Tbk PT (Indonesia)	2,056,200	4,981,300

Otelco, Inc., Class A (United States)	34,031	—

Promotora y Operadora de Infraestructura SAB de CV (Mexico)	53,000	—

Reading International, Inc., Class A (United States)	120,900	361,100

Samsung Electronics Co., Ltd., 3.640% (South Korea)	8,000	32,500

Texhong Textile Group, Ltd. (Hong Kong)	1,248,000	1,900,000

Tilly’s, Inc., Class A (United States)	19,000	—

Webstep A.S. (Norway)	33,662	129,967

[1]	Sales due to a corporate action.

21

AMG Yacktman Special Opportunities Fund Schedule of Portfolio Investments (unaudited) June 30, 2021

	Shares	Value

Common Stocks - 90.7%

Communication Services - 4.1%

Link Net Tbk PT (Indonesia)	4,981,300	$1,478,497

Reading International, Inc., Class A (United States)	361,100	2,516,867

Spark Networks SE, ADR (Germany)*	86,000	445,480

Total Communication Services		4,440,844

Consumer Discretionary - 14.3%

B&S Group, S.A.R.L. (Luxembourg)[1]	327,706	3,374,638

Cambria Automobiles PLC (United Kingdom)*	525,000	566,461

The Cato Corp., Class A (United States)	73,000	1,231,510

Dong Ah Tire & Rubber Co., Ltd. (South Korea)	90,400	1,039,171

Legacy Housing Corp. (United States)*	182,500	3,086,075

Texhong Textile Group, Ltd. (Hong Kong)	1,900,000	3,070,401

Vivo Energy PLC (United Kingdom)[1]	2,400,000	3,200,403

Total Consumer Discretionary		15,568,659

Consumer Staples - 15.8%

Arcus ASA (Norway)[1]	250,000	1,242,719

Cosco Capital, Inc. (Philippines)	10,602,600	1,159,846

Delfi, Ltd. (Singapore)	1,739,100	1,210,739

Italian Wine Brands S.P.A (Italy)	118,140	5,743,465

Naked Wines PLC (United Kingdom)*	623,700	6,962,507

NeoPharm Co., Ltd. (South Korea)	28,000	869,844

Total Consumer Staples		17,189,120

Energy - 11.7%

Amplify Energy Corp. (United States)*	170,000	688,500

Evolution Petroleum Corp. (United States)	205,000	1,016,800

Hargreaves Services PLC (United Kingdom)	450,169	2,739,963

Lamprell PLC (United Arab Emirates)*	763,599	528,143

Pardee Resources Co., Inc. (United States)	7,352	1,330,712

Total Energy Services, Inc. (Canada)*	1,766,900	6,414,206

Total Energy		12,718,324

Financials - 6.9%

Omni Bridgeway, Ltd. (Australia)	2,650,000	7,445,851

Health Care - 1.0%

HLS Therapeutics, Inc. (Canada)	14,660	200,221

WIN-Partners Co., Ltd. (Japan)	103,000	929,385

Total Health Care		1,129,606

Industrials - 21.1%

AMERCO (United States)	5,700	3,359,580

Boustead Singapore, Ltd. (Singapore)	3,178,000	2,765,122

CB Industrial Product Holding Bhd (Malaysia)	6,380,800	1,859,808

Compagnie de L’Odet SA (France)	800	1,109,862

	Shares	Value

Fjord1 A.S.A. (Norway)*,1	215,000	$1,118,680

GrafTech International, Ltd. (United States)	123,000	1,429,260

Komelon Corp. (South Korea)	84,571	1,210,089

Mitani Corp. (Japan)	7,200	453,779

Ocean Wilsons Holdings, Ltd. (Bermuda)	305,000	4,577,685

Sam Yung Trading Co., Ltd. (South Korea)	210,390	3,174,350

Sekisui Jushi Corp. (Japan)	59,000	1,124,880

Utoc Corp. (Japan)	155,200	736,051

Total Industrials		22,919,146

Information Technology - 2.7%

Bixolon Co., Ltd. (South Korea)	271,488	1,507,044

Ifis Japan, Ltd. (Japan)	80,700	507,671

Reckon, Ltd. (Australia)	645,685	462,311

Webstep A.S. (Norway)[1]	129,967	419,631

Total Information Technology		2,896,657

Materials - 12.8%

Amerigo Resources, Ltd. (Canada)*	564,900	537,740

Brickability Group PLC (United Kingdom)	2,700,000	3,622,863

KISCO Holdings Co., Ltd. (South Korea)	32,000	592,467

Master Drilling Group, Ltd. (South Africa)*	1,178,934	684,409

Pumtech Korea Co., Ltd. (South Korea)	29,500	619,683

SK Kaken Co., Ltd. (Japan)	1,500	553,044

Trecora Resources (United States)[2]	882,000	7,338,240

Total Materials		13,948,446

Utilities - 0.3%

Maxim Power Corp. (Canada)*	140,000	327,525

Total Common Stocks
(Cost $74,167,751)		98,584,178

	Principal Amount

Corporate Bonds and Notes - 0.5%

Industrials - 0.5%

Helix Energy Solutions Group, Inc. (United States) 4.125%, 09/15/23[3]	$500,000	496,563

Total Corporate Bonds and Notes
(Cost $388,132)		496,563

	Shares

Closed-End Fund - 0.4%

Industrials - 0.4%

Excelsior Capital, Ltd. (Australia) (Cost $437,212)	375,377	458,486

The accompanying notes are an integral part of these financial statements.

22

AMG Yacktman Special Opportunities Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Preferred Stock - 2.0%

Information Technology - 2.0%

Samsung Electronics Co., Ltd., 3.640% (South Korea)	32,500	$2,127,127

Total Preferred Stock
(Cost $568,024)		2,127,127

	Principal Amount

Short-Term Investments - 6.6%

Joint Repurchase Agreements - 0.0%#,4

HSBC Securities USA, Inc., dated 06/30/21, due 07/01/21, 0.040% total to be received $50,004 (collateralized by various U.S. Treasuries, 0.000% - 8.000%, 11/15/21 - 02/15/48, totaling $51,004)	$50,004	50,004

	Shares

Other Investment Companies - 6.6%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[5]	2,368,696	2,368,696

	Shares	Value

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[5]	2,368,697	$2,368,697

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[5]	2,440,476	2,440,476

Total Other Investment Companies		7,177,869

Total Short-Term Investments
(Cost $7,227,873)		7,227,873

Total Investments - 100.2%
(Cost $82,788,992)		108,894,227

Other Assets, less Liabilities - (0.2)%		(247,018)

Net Assets - 100.0%		$108,647,209

*	Non-income producing security.

#	Less than 0.05%.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of these securities amounted to $9,356,071 or 8.6% of net assets.

[2]	Some of these securities, amounting to $47,424 or less than 0.1% of net assets, were out on loan to various borrowers and are collateralized by cash. See Note 4 of Notes to Financial Statements.

[3]

Convertible Security. A corporate bond, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. The market value of convertible bonds at June 30, 2021, amounted to $496,563 or 0.5% of net assets.

[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[5]	Yield shown represents the June 30, 2021, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR  American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

23

AMG Yacktman Special Opportunities Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Industrials	$14,360,189	$8,558,957	—	$22,919,146

Consumer Staples	15,108,537	2,080,583	—	17,189,120

Consumer Discretionary	8,084,449	7,484,210	—	15,568,659

Materials	12,183,252	1,765,194	—	13,948,446

Energy	11,387,612	1,330,712	—	12,718,324

Financials	—	7,445,851	—	7,445,851

Communication Services	2,962,347	1,478,497	—	4,440,844

Information Technology	419,631	2,477,026	—	2,896,657

Health Care	200,221	929,385	—	1,129,606

Utilities	327,525	—	—	327,525

Corporate Bonds and Notes†	—	496,563	—	496,563

Closed-End Fund†	—	458,486	—	458,486

Preferred Stock†	—	2,127,127	—	2,127,127

Short-Term Investments

Joint Repurchase Agreements	—	50,004	—	50,004

Other Investment Companies	7,177,869	—	—	7,177,869

Total Investments in Securities	$72,211,632	$36,682,595	—	$108,894,227

†

All corporate bonds and notes, closed-end fund and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes, closed-end fund and preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

24

AMG Yacktman Special Opportunities Fund Schedule of Portfolio Investments (continued)

The country allocation in the Schedule of Portfolio Investments at June 30, 2021, was as follows:

Country	% of Long-Term Investments

Australia	8.2

Bermuda	4.5

Canada	7.4

France	1.1

Germany	0.4

Hong Kong	3.0

Indonesia	1.5

Italy	5.7

Japan	4.2

Luxembourg	3.3

Malaysia	1.8

Norway	2.7

Philippines	1.2

Singapore	3.9

South Africa	0.7

South Korea	11.0

United Arab Emirates	0.5

United Kingdom	16.8

United States	22.1

100.0

The accompanying notes are an integral part of these financial statements.

25

Statement of Assets and Liabilities (unaudited) June 30, 2021

	AMG Yacktman Fund	AMG Yacktman Focused Fund	AMG Yacktman Global Fund	AMG Yacktman Special Opportunities Fund

Assets:

Investments at value[1] (including securities on loan valued at $11,371,629, $0, $199,987, and $47,424, respectively)	$9,266,806,781	$4,418,333,196	$165,206,054	$108,894,227

Foreign currency[2]	407,979	366,492	56,118	285,267

Interfund loan receivable	—	35,217,070	—	—

Dividend and interest receivables	15,491,745	7,318,310	409,686	95,312

Securities lending income receivable	6,900	—	137	476

Receivable for Fund shares sold	6,860,822	4,219,027	272,413	1,200

Prepaid expenses and other assets	202,356	139,248	7,246	11,579

Total assets	9,289,776,583	4,465,593,343	165,951,654	109,288,061

Liabilities:

Payable upon return of securities loaned	2,949,380	—	210,338	50,004

Payable for investments purchased	56,167,418	27,947,043	1,037,341	369,121

Payable for Fund shares repurchased	3,731,693	4,253,071	10,000	—

Accrued expenses:

Investment advisory and management fees	3,247,537	3,215,303	116,975	176,397

Administrative fees	1,137,819	547,858	20,066	13,467

Shareholder service fees	675,106	335,255	67	2,307

Other	759,589	373,972	24,593	29,556

Total liabilities	68,668,542	36,672,502	1,419,380	640,852

Net Assets	$9,221,108,041	$4,428,920,841	$164,532,274	$108,647,209

[1] Investments at cost	$6,089,989,645	$3,096,001,565	$127,259,222	$82,788,992

[2] Foreign currency at cost	$413,866	$369,494	$56,401	$286,419

The accompanying notes are an integral part of these financial statements.

26

Statement of Assets and Liabilities (continued)

	AMG Yacktman Fund	AMG Yacktman Focused Fund	AMG Yacktman Global Fund	AMG Yacktman Special Opportunities Fund

Net Assets Represent:

Paid-in capital	$5,826,326,054	$2,966,770,708	$120,734,107	$81,083,047

Total distributable earnings	3,394,781,987	1,462,150,133	43,798,167	27,564,162

Net Assets	$9,221,108,041	$4,428,920,841	$164,532,274	$108,647,209

Class N:

Net Assets	—	$2,191,531,847	$577,611	—

Shares outstanding	—	102,016,472	32,519	—

Net asset value, offering and redemption price per share	—	$21.48	$17.76	—

Class I:

Net Assets	$9,221,108,041	$2,237,388,994	$163,954,663	$27,891,580

Shares outstanding	380,315,983	104,414,817	9,226,500	2,035,047

Net asset value, offering and redemption price per share	$24.25	$21.43	$17.77	$13.71

Class Z:

Net Assets	—	—	—	$80,755,629

Shares outstanding	—	—	—	5,875,340

Net asset value, offering and redemption price per share	—	—	—	$13.74

The accompanying notes are an integral part of these financial statements.

27

Statement of Operations (unaudited) For the six months ended June 30, 2021

	AMG Yacktman Fund	AMG Yacktman Focused Fund	AMG Yacktman Global Fund	AMG Yacktman Special Opportunities Fund

Investment Income:

Dividend income	$80,454,196	$40,448,021	$1,886,719	$980,664

Interest income	8,582,561	3,963,610	71,163	257,477

Securities lending income	22,712	2,363	2,127	5,167

Foreign withholding tax	(7,786,180)	(4,757,956)	(226,201)	(95,815)

Total investment income	81,273,289	39,656,038	1,733,808	1,147,493

Expenses:

Investment advisory and management fees	18,220,827	17,813,140	640,820	875,735

Administrative fees	6,374,611	3,071,231	110,486	71,165

Shareholder servicing fees - Class N	—	1,943,379	311	—

Shareholder servicing fees - Class I	3,807,045	—	—	10,715

Trustee fees and expenses	312,624	150,697	5,224	3,242

Custodian fees	198,103	113,113	14,035	15,725

Reports to shareholders	187,972	95,827	1,387	1,175

Professional fees	173,960	94,979	15,984	19,225

Transfer agent fees	160,744	91,304	1,564	1,085

Registration fees	85,101	62,302	10,538	8,214

Miscellaneous	101,594	41,435	2,003	1,845

Repayment of prior reimbursements	—	127,015	648	9,374

Total expenses before offsets	29,622,581	23,604,422	803,000	1,017,500

Expense reimbursements	—	—	(7,189)	(2,953)

Fee waivers	(115,933)	(51,953)	—	—

Net expenses	29,506,648	23,552,469	795,811	1,014,547

Net investment income	51,766,641	16,103,569	937,997	132,946

Net Realized and Unrealized Gain:

Net realized gain on investments	101,566,930	77,392,274	4,866,047	2,111,810

Net realized loss on foreign currency transactions	(856,315)	(524,502)	(13,048)	(21,491)

Net change in unrealized appreciation/depreciation on investments	942,709,434	380,994,426	12,210,451	18,039,849

Net change in unrealized appreciation/depreciation on foreign currency translations	(174,202)	(111,304)	(10,106)	(4,193)

Net realized and unrealized gain	1,043,245,847	457,750,894	17,053,344	20,125,975

Net increase in net assets resulting from operations	$1,095,012,488	$473,854,463	$17,991,341	$20,258,921

The accompanying notes are an integral part of these financial statements.

28

Statements of Changes in Net Assets For the six months ended June 30, 2021 (unaudited) and the fiscal year ended December 31, 2020

	AMG Yacktman Fund		AMG Yacktman Focused Fund

	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020

Increase in Net Assets Resulting From Operations:

Net investment income	$51,766,641	$95,455,722	$16,103,569	$29,824,593

Net realized gain on investments	100,710,615	563,097,507	76,867,772	315,550,985

Net change in unrealized appreciation/depreciation on investments	942,535,232	216,223,428	380,883,122	151,951,251

Net increase in net assets resulting from operations	1,095,012,488	874,776,657	473,854,463	497,326,829

Distributions to Shareholders:

Class N	—	—	—	(208,983,961)

Class I	—	(754,755,439)	—	(182,831,695)

Total distributions to shareholders	—	(754,755,439)	—	(391,815,656)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	489,956,626	(726,405,352)	315,829,386	(100,007,474)

Total increase (decrease) in net assets	1,584,969,114	(606,384,134)	789,683,849	5,503,699

Net Assets:

Beginning of period	7,636,138,927	8,242,523,061	3,639,236,992	3,633,733,293

End of period	$9,221,108,041	$7,636,138,927	$4,428,920,841	$3,639,236,992

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

29

Statements of Changes in Net Assets (continued) For the six months ended June 30, 2021 (unaudited) and the fiscal year ended December 31, 2020

	AMG Yacktman Global Fund		AMG Yacktman Special Opportunities Fund

	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020

Increase in Net Assets Resulting From Operations:

Net investment income	$937,997	$1,537,274	$132,946	$1,450,338

Net realized gain (loss) on investments	4,852,999	4,498,788	2,090,319	(437,846)

Net change in unrealized appreciation/depreciation on investments	12,200,345	16,405,752	18,035,656	8,350,883

Net increase in net assets resulting from operations	17,991,341	22,441,814	20,258,921	9,363,375

Distributions to Shareholders:

Class N	—	(19,108)	—	—

Class I	—	(6,000,285)	—	(342,102)

Class Z	—	—	—	(1,668,303)

Total distributions to shareholders	—	(6,019,393)	—	(2,010,405)

Capital Share Transactions:[1]

Net increase from capital share transactions	13,351,578	20,542,613	9,599,632	11,753,088

Total increase in net assets	31,342,919	36,965,034	29,858,553	19,106,058

Net Assets:

Beginning of period	133,189,355	96,224,321	78,788,656	59,682,598

End of period	$164,532,274	$133,189,355	$108,647,209	$78,788,656

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

30

AMG Yacktman Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2021

Class I	(unaudited)	2020	2019	2018	2017	2016[1]

Net Asset Value, Beginning of Period	$21.26	$20.48	$19.05	$22.85	$21.39	$20.87

Income from Investment Operations:

Net investment income[2,3]	0.14	0.27	0.35	0.40	0.32	0.33

Net realized and unrealized gain on investments	2.85	2.81	2.99	0.20	3.58	2.03

Total income from investment operations	2.99	3.08	3.34	0.60	3.90	2.36

Less Distributions to Shareholders from:

Net investment income	—	(0.28)	(0.37)	(0.44)	(0.34)	(0.41)

Net realized gain on investments	—	(2.02)	(1.54)	(3.96)	(2.10)	(1.43)

Total distributions to shareholders	—	(2.30)	(1.91)	(4.40)	(2.44)	(1.84)

Net Asset Value, End of Period	$24.25	$21.26	$20.48	$19.05	$22.85	$21.39

Total Return[3,4]	14.07%[5]	15.28%	17.66%	2.69%	18.23%	11.20%

Ratio of net expenses to average net assets	0.70%[6]	0.70%	0.70%	0.70%	0.71%	0.71%

Ratio of gross expenses to average net assets[7]	0.70%[6]	0.71%	0.71%	0.71%	0.72%	0.72%

Ratio of net investment income to average net assets[3]	1.22%[6]	1.38%	1.70%	1.70%	1.38%	1.51%

Portfolio turnover	7%[5]	27%	35%	12%	2%	4%

Net assets end of period (000’s) omitted	$9,221,108	$7,636,139	$8,242,523	$7,110,981	$8,722,375	$8,527,164

[1]	Effective October 1, 2016, the Service Class was renamed Class I.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income would have been lower had certain expenses not been offset.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

31

AMG Yacktman Focused Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2021

Class N	(unaudited)	2020	2019	2018	2017[1]	2016[2]

Net Asset Value, Beginning of Period	$19.09	$18.25	$17.78	$21.13	$19.69	$19.77

Income from Investment Operations:

Net investment income[3,4]	0.07	0.15	0.23	0.28	0.19	0.19

Net realized and unrealized gain on investments	2.32	2.95	3.13	0.31	3.75	2.05

Total income from investment operations	2.39	3.10	3.36	0.59	3.94	2.24

Less Distributions to Shareholders from:

Net investment income	—	(0.15)	(0.25)	(0.31)	(0.21)	(0.30)

Net realized gain on investments	—	(2.11)	(2.64)	(3.63)	(2.29)	(2.02)

Total distributions to shareholders	—	(2.26)	(2.89)	(3.94)	(2.50)	(2.32)

Net Asset Value, End of Period	$21.48	$19.09	$18.25	$17.78	$21.13	$19.69

Total Return[4,5]	12.52%[6]	17.26%	19.13%	2.88%	20.03%	11.29%

Ratio of net expenses to average net assets	1.25%[7,8]	1.24%	1.24%	1.23%	1.22%	1.23%

Ratio of gross expenses to average net assets[9]	1.25%[7,8]	1.26%	1.26%	1.24%	1.23%	1.24%

Ratio of net investment income to average net assets[4]	0.70%[7]	0.85%	1.20%	1.30%	0.89%	0.94%

Portfolio turnover	11%[6]	33%	31%	16%	2%	4%

Net assets end of period (000’s) omitted	$2,191,532	$1,943,998	$2,078,758	$2,166,407	$2,803,230	$3,479,880

32

AMG Yacktman Focused Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2021

Class I	(unaudited)	2020	2019	2018	2017	2016[2]

Net Asset Value, Beginning of Period	$19.03	$18.19	$17.74	$21.09	$19.66	$19.75

Income from Investment Operations:

Net investment income[3,4]	0.09	0.18	0.27	0.32	0.23	0.23

Net realized and unrealized gain on investments	2.31	2.96	3.11	0.32	3.74	2.04

Total income from investment operations	2.40	3.14	3.38	0.64	3.97	2.27

Less Distributions to Shareholders from:

Net investment income	—	(0.19)	(0.29)	(0.36)	(0.25)	(0.34)

Net realized gain on investments	—	(2.11)	(2.64)	(3.63)	(2.29)	(2.02)

Total distributions to shareholders	—	(2.30)	(2.93)	(3.99)	(2.54)	(2.36)

Net Asset Value, End of Period	$21.43	$19.03	$18.19	$17.74	$21.09	$19.66

Total Return[4,5]	12.61%[6]	17.52%	19.30%	3.11%	20.25%	11.46%

Ratio of net expenses to average net assets	1.05%[7]	1.06%	1.06%	1.05%	1.05%	1.05%

Ratio of gross expenses to average net assets[9]	1.05%[7]	1.07%	1.07%	1.06%	1.06%	1.06%

Ratio of net investment income to average net assets[4]	0.89%[7]	1.04%	1.39%	1.48%	1.06%	1.11%

Portfolio turnover	11%[6]	33%	31%	16%	2%	4%

Net assets end of period (000’s) omitted	$2,237,389	$1,695,239	$1,554,975	$1,292,079	$1,578,775	$1,051,228

[1]	Effective October 27, 2017, Class S was renamed Class N.

[2]	Effective October 1, 2016, the Service Class and Institutional Class were renamed Class S and Class I, respectively.

[3]	Per share numbers have been calculated using average shares.

[4]	Total returns and net investment income would have been lower had certain expenses not been offset.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]	Annualized.

[8]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to 0.01%.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

33

AMG Yacktman Global Fund
Financial Highlights
For a share outstanding throughout each fiscal period

					For the fiscal
	For the six				period ended
	months ended	For the fiscal years ended December 31,			December 31,
	June 30, 2021

Class N	(unaudited)	2020	2019	2018	2017[1]

Net Asset Value, Beginning of Period	$15.69	$13.90	$11.94	$11.77	$10.00

Income from Investment Operations:

Net investment income[2,3]	0.10	0.18	0.17	0.26	0.14

Net realized and unrealized gain on investments	1.97	2.35	2.37	0.00 [4]	1.94

Total income from investment operations	2.07	2.53	2.54	0.26	2.08

Less Distributions to Shareholders from:

Net investment income	—	(0.23)	(0.25)	(0.07)	(0.22)

Net realized gain on investments	—	(0.51)	(0.33)	(0.02)	(0.09)

Total distributions to shareholders	—	(0.74)	(0.58)	(0.09)	(0.31)

Net Asset Value, End of Period	$17.76	$15.69	$13.90	$11.94	$11.77

Total Return[3,5]	13.19%[6]	18.32%	21.40%	2.17%	20.81%[6]

Ratio of net expenses to average net assets	1.20%[7,8]	1.19%	1.12%	1.08%	1.08%[7]

Ratio of gross expenses to average net assets[9]	1.21%[7,8]	1.25%	1.22%	1.82%	3.77%[10]

Ratio of net investment income to average net assets[3]	1.15%[7]	1.40%	1.28%	2.14%	1.35%[7]

Portfolio turnover	9%[6]	27%	23%	2%	12%[6]

Net assets end of period (000’s) omitted	$578	$431	$183	$76	$17

34

AMG Yacktman Global Fund
Financial Highlights
For a share outstanding throughout each fiscal period

					For the fiscal
	For the six				period ended
	months ended	For the fiscal years ended December 31,			December 31,
	June 30, 2021

Class I	(unaudited)	2020	2019	2018	2017[1]

Net Asset Value, Beginning of Period	$15.69	$13.89	$11.94	$11.77	$10.00

Income from Investment Operations:

Net investment income[2,3]	0.11	0.20	0.17	0.26	0.14

Net realized and unrealized gain on investments	1.97	2.35	2.36	0.00 [4]	1.94

Total income from investment operations	2.08	2.55	2.53	0.26	2.08

Less Distributions to Shareholders from:

Net investment income	—	(0.24)	(0.25)	(0.07)	(0.22)

Net realized gain on investments	—	(0.51)	(0.33)	(0.02)	(0.09)

Total distributions to shareholders	—	(0.75)	(0.58)	(0.09)	(0.31)

Net Asset Value, End of Period	$17.77	$15.69	$13.89	$11.94	$11.77

Total Return[3,5]	13.26%[6]	18.47%	21.32%	2.17%	20.81%[6]

Ratio of net expenses to average net assets	1.08%[7,8]	1.08%	1.08%	1.08%	1.08%[7]

Ratio of gross expenses to average net assets[9]	1.09%[7,8]	1.15%	1.19%	1.82%	3.77%[10]

Ratio of net investment income to average net assets[3]	1.27%[7]	1.51%	1.31%	2.14%	1.35%[7]

Portfolio turnover	9%[6]	27%	23%	2%	12%[6]

Net assets end of period (000’s) omitted	$163,955	$132,758	$96,041	$59,936	$1,392

[1]	Commencement of operations was on January 30, 2017.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income would have been lower had certain expenses not been offset.

[4]	Less than $0.005 per share.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]	Annualized.

[8]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Ratio does not reflect the annualization of audit expenses.

35

AMG Yacktman Special Opportunities Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2021
Class I	(unaudited)	2020	2019	2018	2017	2016[1]

Net Asset Value, Beginning of Period	$11.02	$10.04	$9.82	$12.03	$9.37	$7.75

Income (loss) from Investment Operations:

Net investment income[2,3]	0.01	0.20 [4]	0.24	0.16	0.06 [5]	0.18

Net realized and unrealized gain (loss) on investments	2.68	1.06	0.73	(1.41)	3.18	1.75

Total income (loss) from investment operations	2.69	1.26	0.97	(1.25)	3.24	1.93

Less Distributions to Shareholders from:

Net investment income	—	(0.23)	(0.21)	(0.11)	(0.14)	(0.20)

Net realized gain on investments	—	(0.05)	(0.54)	(0.85)	(0.44)	—

Paid in capital	—	—	—	—	—	(0.11)

Total distributions to shareholders	—	(0.28)	(0.75)	(0.96)	(0.58)	(0.31)

Net Asset Value, End of Period	$13.71	$11.02	$10.04	$9.82	$12.03	$9.37

Total Return[3]	24.52%[6,7]	12.66%[7]	10.20%[7]	(10.26)%[7]	34.67%[7]	24.88%

Ratio of net expenses to average net assets[8]	1.98%[9,10]	1.14%	1.29%	1.84%	2.33%	1.90%

Ratio of gross expenses to average net assets[8,11]	1.98%[9,10]	1.23%	1.47%	2.03%	2.59%	2.29%

Ratio of net investment income to average net assets[3,8]	0.20%[9]	2.27%	2.32%	1.38%	0.50%	2.08%

Portfolio turnover	14%[6]	37%	24%	30%	36%	29%

Net assets end of period (000’s) omitted	$27,892	$13,881	$11,701	$7,678	$8,377	$700

36

AMG Yacktman Special Opportunities Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2021
Class Z	(unaudited)	2020	2019	2018	2017	2016[1]

Net Asset Value, Beginning of Period	$11.04	$10.06	$9.84	$12.05	$9.38	$7.75

Income (loss) from Investment Operations:

Net investment income[2,3]	0.02	0.21 [4]	0.25	0.17	0.07 [5]	0.20

Net realized and unrealized gain (loss) on investments	2.68	1.06	0.72	(1.40)	3.19	1.74

Total income (loss) from investment operations	2.70	1.27	0.97	(1.23)	3.26	1.94

Less Distributions to Shareholders from:

Net investment income	—	(0.24)	(0.21)	(0.13)	(0.15)	(0.20)

Net realized gain on investments	—	(0.05)	(0.54)	(0.85)	(0.44)	—

Paid in capital	—	—	—	—	—	(0.11)

Total distributions to shareholders	—	(0.29)	(0.75)	(0.98)	(0.59)	(0.31)

Net Asset Value, End of Period	$13.74	$11.04	$10.06	$9.84	$12.05	$9.38

Total Return[3]	24.55%[6,7]	12.83%[7]	10.27%[7]	(10.14)%[7]	34.81%[7]	25.05%[7]

Ratio of net expenses to average net assets[8]	1.88%[9,10]	1.04%	1.19%	1.74%	2.23%	1.63%

Ratio of gross expenses to average net assets[8,11]	1.88%[9,10]	1.13%	1.37%	1.93%	2.49%	2.01%

Ratio of net investment income to average net assets[3,8]	0.30%[9]	2.37%	2.42%	1.48%	0.60%	2.34%

Portfolio turnover	14%[6]	37%	24%	30%	36%	29%

Net assets end of period (000’s) omitted	$80,756	$64,908	$47,981	$29,153	$29,334	$21,519

[1]	Effective October 1, 2016, the Service Class and Institutional Class were renamed Class I and Class Z, respectively.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income would have been lower had certain expenses not been offset.

[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.17 and $0.18 for Class I and Class Z, respectively.

[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.04 and $0.05 for Class I and Class Z, respectively.

[6]	Not annualized.

[7]	The total return is calculated using the published Net Asset Value as of period end.

[8]

Includes a performance adjustment amounting to 0.24% for the six months ended June 30, 2021 and (0.60)%, (0.45)%, 0.10%, 0.59%, and (0.02)% for the fiscal years ended 2020, 2019, 2018, 2017 and 2016, respectively. (See Note 2 in the Notes to Financial Statements)

[9]	Annualized.

[10]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to 0.02%.

[11]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

37

Notes to Financial Statements (unaudited) June 30, 2021

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Yacktman Fund (“Yacktman Fund”), AMG Yacktman Focused Fund (“Yacktman Focused”), AMG Yacktman Global Fund (“Yacktman Global”) (formerly AMG Yacktman Focused Fund - Security Selection Only) and AMG Yacktman Special Opportunities Fund (“Yacktman Special Opportunities”), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. Yacktman Fund and Yacktman Special Opportunities have established Class N, Class I and Class Z shares. Currently, Yacktman Fund offers only Class I shares and Yacktman Special Opportunities offers Class I shares and Class Z shares. Yacktman Focused and Yacktman Global established and offer Class N and Class I shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Yacktman Focused, Yacktman Global and Yacktman Special Opportunities are non-diversified. A greater percentage of the Funds’ holdings may be focused in a smaller number of securities which may place the Funds at greater risk than a more diversified fund.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the Funds and thus Fund performance.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants

38

Notes to Financial Statements (continued)

at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to tax equalization utilized and disallowed expenses. Temporary differences are due to mark-to-market of passive foreign investment companies, wash sale loss deferrals, write-off of defaulted security interest, qualified late-year loss deferrals and premium amortization on callable bonds.

At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation

Yacktman Fund	$6,089,989,645	$3,295,968,001	$(119,150,865)	$3,176,817,136

Yacktman Focused	3,096,001,565	1,390,185,825	(67,854,194)	1,322,331,631

Yacktman Global	127,259,222	39,884,176	(1,937,344)	37,946,832

Yacktman Special Opportunities	82,788,992	29,092,687	(2,987,452)	26,105,235

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

39

Notes to Financial Statements (continued)

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2020, the Funds had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended December 31, 2021, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended June 30, 2021 (unaudited) and the fiscal year ended December 31, 2020, the capital stock transactions by class for the Funds were as follows:

	Yacktman Fund				Yacktman Focused
	June 30, 2021		December 31, 2020		June 30, 2021		December 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:
Proceeds from sale of shares	—	—	—	—	8,776,121	$180,344,627	11,740,917	$200,295,309
Reinvestment of distributions	—	—	—	—	—	—	11,008,080	206,291,424
Cost of shares repurchased	—	—	—	—	(8,576,576)	(176,297,997)	(34,866,916)	(591,847,135)

Net increase (decrease)	—	—	—	—	199,545	$4,046,630	(12,117,919)	$(185,260,402)

Class I:
Proceeds from sale of shares	49,525,489	$1,141,933,745	71,412,641	$1,358,480,073	26,595,499	$542,458,091	27,935,904	$475,988,674
Reinvestment of distributions	—	—	32,825,661	683,101,997	—	—	8,817,752	164,627,431
Cost of shares repurchased	(28,374,008)	(651,977,119)	(147,630,684)	(2,767,987,422)	(11,280,881)	(230,675,335)	(33,155,340)	(555,363,177)

Net increase (decrease)	21,151,481	$489,956,626	(43,392,382)	$(726,405,352)	15,314,618	$311,782,756	3,598,316	$85,252,928

	Yacktman Global				Yacktman Special Opportunities
	June 30, 2021		December 31, 2020		June 30, 2021		December 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:
Proceeds from sale of shares	5,952	$102,000	16,796	$216,993	—	—	—	—
Reinvestment of distributions	—	—	1,246	19,108	—	—	—	—
Cost of shares repurchased	(911)	(15,925)	(3,756)	(49,717)	—	—	—	—

Net increase	5,041	$86,075	14,286	$186,384	—	—	—	—

Class I:
Proceeds from sale of shares	984,461	$17,061,484	1,423,865	$18,017,089	882,906	$11,012,249	505,893	$4,252,612
Reinvestment of distributions	—	—	234,902	3,598,698	—	—	31,877	340,442
Cost of shares repurchased	(219,975)	(3,795,981)	(110,618)	(1,259,558)	(107,878)	(1,378,173)	(443,385)	(3,989,165)

Net increase	764,486	$13,265,503	1,548,149	$20,356,229	775,028	$9,634,076	94,385	$603,889

Class Z:
Proceeds from sale of shares	—	—	—	—	753	$10,500	1,004,279	$10,009,323
Reinvestment of distributions	—	—	—	—	—	—	119,990	1,283,898
Cost of shares repurchased	—	—	—	—	(3,439)	(44,944)	(15,874)	(144,022)

Net increase (decrease)	—	—	—	—	(2,686)	$(34,444)	1,108,395	$11,149,199

40

Notes to Financial Statements (continued)

At June 30, 2021, certain unaffiliated shareholders of record individually or collectively held greater than 10% of the net assets of the Funds as follows: Yacktman Global - one owns 31%; Yacktman Special Opportunities - three own 37%. Transactions by these shareholders may have a material impact on their respective Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2021, the market value of Repurchase Agreements outstanding for Yacktman Fund, Yacktman Global and Yacktman Special Opportunities were $2,949,380, $210,338 and $50,004, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Yacktman Asset Management LP (“Yacktman”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Yacktman.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2021, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

Yacktman Fund

on first $500 million	0.52%

next $500 million	0.47%

over $1 billion	0.42%

Yacktman Focused	0.87%

Yacktman Global	0.87%

Yacktman Special Opportunities	1.37%

Yacktman Special Opportunities has a performance-based fee structure that consists of an investment management fee and a performance adjustment (“Performance Adjustment”). The monthly investment management fee is increased or reduced by the Performance Adjustment, based on the Fund’s performance relative to the MSCI ACWI All Cap Index over the then preceding twelve months. The Performance Adjustment Rate for the Fund may not exceed plus or minus 0.75%. For the six months ended June 30, 2021, the Performance Adjustment increased management fee by a net amount of $225,762, resulting in Yacktman Special Opportunities paying the Investment Manager at an effective rate of 1.61%.

The Investment Manager has contractually agreed, through at least May 1, 2022, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of the Class N shares of Yacktman Focused to the annual rate of 1.25% of Yacktman Focused Class N shares’ average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Yacktman Focused Class N shares in certain circumstances.

The Investment Manager has contractually agreed, through at least May 1, 2022, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Yacktman Global to the annual rate of 1.08% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

41

Notes to Financial Statements (continued)

The Investment Manager has contractually agreed, through at least May 1, 2022, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of investment management fees, administrative fees, taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Yacktman Special Opportunities to an annual rate of 0.12% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

At June 30, 2021, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Yacktman Focused	Yacktman Global	Yacktman Special Opportunities

Less than 1 year	—	$117,490	$79,208

1-2 years	$195	82,401	75,171

2-3 years	51,288	44,655	27,373

Total	$51,483	$244,546	$181,752

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to direct investments in the JPMorgan U.S. Government Money Market Fund, IM Capital Shares by Yacktman Fund and Yacktman Focused. For the six months ended June 30, 2021, the investment management fees for Yacktman Fund and Yacktman Focused were reduced by $115,933 and $51,953, respectively, or less than 0.01% of average net assets.

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For Class N of Yacktman Focused and Yacktman Global and for Class I of Yacktman Fund and Yacktman Special Opportunities, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N shares of Yacktman Focused and Yacktman Global and Class I shares of Yacktman Fund and Yacktman Special Opportunities may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2021, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Yacktman Fund

Class I	0.20%	0.09%

Yacktman Focused

Class N	0.20%	0.19%

Yacktman Global

Class N	0.20%	0.12%

Yacktman Special Opportunities

Class I	0.10%	0.10%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan

42

Notes to Financial Statements (continued)

must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and miscellaneous expense, respectively. At June 30, 2021, Yacktman Focused had interfund loans outstanding for $35,217,070.

The following Funds utilized the interfund loan program during the six months ended June 30, 2021 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Yacktman Fund	$6,029,697	20	$3,089	0.935%

Yacktman Focused	10,107,218	16	4,089	0.923%

Yacktman Global	677,850	7	119	0.910%

Yacktman Special Opportunities	2,438,146	10	615	0.921%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2021, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Yacktman Fund	$767,446,202	$533,162,064

Yacktman Focused	543,201,266	363,616,670

Yacktman Global	23,769,824	13,125,667

Yacktman Special Opportunities	17,562,548	12,466,728

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2021.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2021, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Yacktman Fund	$11,371,629	$2,949,380	$8,587,215	$11,536,595

Yacktman Global	199,987	210,338	—	210,338

Yacktman Special Opportunities	47,424	50,004	—	50,004

The following table summarizes the securities received as collateral for securities lending at June 30, 2021:

	Collateral	Coupon	Maturity
Fund	Type	Range	Date Range

Yacktman Fund	U.S. Treasury Obligations	0.000%-6.875%	07/15/21-08/15/50

5. FOREIGN SECURITIES

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the

43

Notes to Financial Statements (continued)

defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2021:

		Gross Amount Not Offset in the Statement of Assets and Liabilities

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Yacktman Fund

Daiwa Capital Markets America	$949,380	—	$949,380	$949,380	—

MUFG Securities America, Inc.	1,000,000	—	1,000,000	1,000,000	—

RBC Dominion Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—

Total	$2,949,380	—	$2,949,380	$2,949,380	—

Yacktman Global

Deutsche Bank Securities, Inc.	$210,338	—	$210,338	$210,338	—

Yacktman Special Opportunities

HSBC Securities USA, Inc.	$50,004	—	$50,004	$50,004	—

8. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements, except for effective July 1, 2021 (the “Implementation Date”), AMG Yacktman Focused Fund - Security Selection Only changed its name to AMG Yacktman Global Fund; made changes to its principal investments strategies and replaced its primary benchmark index with the MSCI World Index and removed its secondary benchmark index. In addition, the Board approved the following fee changes for the Fund, to be effective on the Implementation Date: a reduction of the management fee rate from 0.87% to 0.71% of the Fund’s average daily net assets; and the reduction of the expense cap from 1.08% to 0.93% of the Fund’s average daily net assets (exclusive of certain excluded expenses stated in Note 2).

44

Annual Renewal of Investment Management and Subadvisory Agreements

At a meeting held via telephone and video conference on June 24, 2021,[1] the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds (“the Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG Yacktman Focused Fund, AMG Yacktman Fund, AMG Yacktman Special Opportunities Fund and AMG Yacktman Focused Fund – Security Selection Only (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, with the Subadviser for each Fund (collectively, the “Subadvisory Agreements”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Funds, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for AMG Yacktman Special Opportunities Fund, AMG Yacktman Focused Fund – Security Selection Only and Class N shares of AMG Yacktman Focused Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was

45

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadviser during the period regarding the factors that contributed to the performance of the Funds.

With respect to AMG Yacktman Focused Fund, among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on June 29, 2012), the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2021 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 1000 Value Index. The Trustees took into account management’s discussion of the Fund’s performance, noting that Class N shares of the Fund ranked in the top decile relative to its Peer Group for the 3-year, 5-year, and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG Yacktman Fund, among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on June 29, 2012), the Trustees noted that the Fund’s performance for Class I shares (the Fund’s sole share class) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2021 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 1000 Value Index. The Trustees took into account management’s discussion of the Fund’s performance, noting that Class I shares of the Fund ranked in the top decile relative to its Peer Group for the 3-year and 5-year periods and in the top quintile relative to its Peer Group for the 10-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG Yacktman Special Opportunities Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, and 5-year periods ended March 31, 2021 and for the period from the Class Z shares’ inception on June 30, 2014 through

March 31, 2021 was above, below, below, and below, respectively, the median performance of the Peer Group and above, below, above, and below, respectively, the performance of the Fund Benchmark, the MSCI ACWI All Cap Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent outperformance relative to the Peer Group and Fund Benchmark. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG Yacktman Focused Fund – Security Selection Only, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year and 3-year periods ended March 31, 2021 and for the period from the Class I shares’ inception on January 30, 2017 through March 31, 2021 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 1000 Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including that the Fund ranked in the top percentile relative to its Peer Group for the period from inception through March 31, 2021, in the top decile relative to its Peer Group for the 3-year period and in the top quintile relative to its Peer Group for the 1-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 24, 2021 and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the changes to the management fee and subadvisory fee rates and the change to the expense cap that were approved during the past year for AMG Yacktman Focused Fund – Security Selection Only. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments made or to be made from the Subadviser to the Investment Manager, and other payments made or to be made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for AMG Yacktman Special Opportunities Fund, AMG Yacktman Focused Fund – Security Selection Only and Class N shares of AMG Yacktman Focused Fund. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from the relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement and

46

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

the differences in, among other things, portfolio composition, cash holdings, security holdings, strategy and diversification among the Funds. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG Yacktman Focused Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2021 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2022, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.25% for Class N shares. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors, as well as the Fund’s non-diversified, flexible investment approach. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Yacktman Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses as of March 31, 2021 were lower and higher, respectively, than the average for the Fund’s Peer Group. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Yacktman Special Opportunities Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class Z shares of the Fund as of March 31, 2021 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2022, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.12%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with similarly sized funds and select competitors, as well as the performance adjustment component of the Fund’s management fee. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Yacktman Focused Fund – Security Selection Only, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares of the Fund as of March 31, 2021 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2022, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.08%. The Trustees also took into account the fact that, effective July 1, 2021, among other changes, the Fund would change its name and investment strategy and the Investment Manager would contractually agree, through May 1, 2023, to lower the Fund’s contractual expense limitation from 1.08% to 0.93% of the Fund’s net annual operating expenses (subject to certain excluded expenses). The Trustees also noted that, effective July 1, 2021, the Fund’s management fee rate would be reduced. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors, as well as the Fund’s non-diversified, flexible investment approach. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*  *  *  *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 24, 2021, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

[1] The Trustees determined that the conditions surrounding COVID-19 constituted unforeseen or emergency circumstances and that reliance on the Securities and Exchange Commission’s (“SEC”) exemptive order, which provides relief from the in-person voting requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), in certain circumstances (the “In-Person Relief”), was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19. The Trustees unanimously wished to rely on the In-Person Relief with respect to the approval of those matters on the agenda for the June 24, 2021 meeting that would otherwise require in-person votes under the 1940 Act. See Investment Company Release No. 33897 (June 19, 2020). This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC (Investment Company Release No. 33824 (March 25, 2020)).

47

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds, LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 17-18, 2021, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2020 through December 31, 2020 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

48

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

One Stamford Plaza

263 Tresser Blvd, Suite 949

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

One Stamford Plaza

263 Tresser Blvd, Suite 949

Stamford, CT 06901

800.548.4539

SUBADVISER

Yacktman Asset Management LP

6300 Bridgepoint Parkway

Building One, Suite 500

Austin, TX 78730

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

4400 Computer Drive

Westborough, MA 01581

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Kurt Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Funds’ proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at amgfunds.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com |

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman AMG

Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com |	063021 SAR071

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2021

AMG Renaissance Large Cap Growth Fund
Class N: MRLTX	Class I: MRLSX	Class Z: MRLIX

amgfunds.com	063021	SAR024

AMG Funds Semi-Annual Report — June 30, 2021 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	7

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	9

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	10

Detail of changes in assets for the past two fiscal periods

Financial Highlights	11

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	14

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	19

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	21

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2021	Expense Ratio for the Period	Beginning Account Value 01/01/21	Ending Account Value 06/30/21	Expenses Paid During the Period*
AMG Renaissance Large Cap Growth Fund

Based on Actual Fund Return
Class N	1.00%	$1,000	$1,137	$5.30
Class I	0.75%	$1,000	$1,138	$3.98
Class Z	0.66%	$1,000	$1,139	$3.50

Based on Hypothetical 5% Annual Return
Class N	1.00%	$1,000	$1,020	$5.01
Class I	0.75%	$1,000	$1,021	$3.76
Class Z	0.66%	$1,000	$1,022	$3.31

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited) Periods ended June 30, 2021

The table below shows the average annual total returns for the periods indicated for the Fund, as well as the Fund’s relative index for the same time periods ended June 30, 2021.
Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years

AMG Renaissance Large Cap Growth Fund[2,3,4,5,6]

Class N	13.72%	38.36%	18.98%	14.69%

Class I	13.82%	38.71%	19.28%	15.04%

Class Z	13.93%	38.80%	19.41%	15.18%

Russell 1000® Growth Index[7]	12.99%	42.50%	23.66%	17.87%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

* Not annualized.

[1] Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of June 30, 2021. All returns are in U.S. dollars ($).

[2] From time to time, the Fund’s investment manager has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3] The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[4]   Companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[5]  The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.

[6]  Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

[7]  The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 1000® Growth Index is unmanaged, is not available for investment and does not incur expenses.

The Russell 1000® Growth Index is a trademark of the London Stock Exchange Group companies.

Not FDIC Insured, nor bank guaranteed. May lose value.

3

AMG Renaissance Large Cap Growth Fund Fund Snapshots (unaudited) June 30, 2021

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Information Technology	36.0

Health Care	18.1

Industrials	15.4

Communication Services	10.8

Consumer Discretionary	10.8

Materials	3.2

Financials	1.8

Real Estate	1.8

Consumer Staples	1.5

Short-Term Investments	0.7

Other Assets Less Liabilities	(0.1)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Alphabet, Inc., Class A	3.2

Apple, Inc.	3.0

Facebook, Inc., Class A	3.0

Microsoft Corp.	2.7

NVIDIA Corp.	2.5

Amazon.com, Inc.	2.4

PerkinElmer, Inc.	2.0

PayPal Holdings, Inc.	1.9

Adobe, Inc.	1.9

Fortinet, Inc.	1.8

Top Ten as a Group	24.4

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG Renaissance Large Cap Growth Fund Schedule of Portfolio Investments (unaudited) June 30, 2021

	Shares	Value

Common Stocks - 99.4%

Communication Services - 10.8%

Alphabet, Inc., Class A*	1,360	$3,320,834

Comcast Corp., Class A	30,190	1,721,434

Electronic Arts, Inc.	10,697	1,538,550

Facebook, Inc., Class A*	8,744	3,040,376

IAC/InteractiveCorp.*	9,631	1,484,811

Total Communication Services		11,106,005

Consumer Discretionary - 10.8%

Amazon.com, Inc.*	722	2,483,795

Dollar General Corp.	7,592	1,642,833

The Home Depot, Inc.	5,315	1,694,900

Lowe’s Cos., Inc.	8,807	1,708,294

O’Reilly Automotive, Inc.*	3,176	1,798,283

Ross Stores, Inc.	13,886	1,721,864

Total Consumer Discretionary		11,049,969

Consumer Staples - 1.5%

The Procter & Gamble Co.	11,036	1,489,087

Financials - 1.8%

S&P Global, Inc.[1]	4,535	1,861,391

Health Care - 18.1%

Abbott Laboratories	13,997	1,622,672

AbbVie, Inc.	15,244	1,717,084

AmerisourceBergen Corp.	14,655	1,677,851

HCA Healthcare, Inc.	8,531	1,763,699

Horizon Therapeutics PLC*	18,976	1,776,913

Johnson & Johnson	9,329	1,536,859

PerkinElmer, Inc.	13,166	2,032,962

Thermo Fisher Scientific, Inc.	3,232	1,630,447

UnitedHealth Group, Inc.	4,299	1,721,492

Vertex Pharmaceuticals, Inc.*	6,055	1,220,870

Zoetis, Inc.	9,832	1,832,291

Total Health Care		18,533,140

Industrials - 15.4%

3M Co.	8,988	1,785,287

Booz Allen Hamilton Holding Corp.	18,162	1,547,039

Cintas Corp.	4,534	1,731,988

Donaldson Co., Inc.	27,761	1,763,656

Illinois Tool Works, Inc.	7,506	1,678,041

Roper Technologies, Inc.	3,863	1,816,383

Union Pacific Corp.	7,905	1,738,547

Vertiv Holdings Co.	69,363	1,893,610

	Shares	Value

Waste Management, Inc.	12,557	$1,759,361

Total Industrials		15,713,912

Information Technology - 36.0%

Accenture PLC, Class A (Ireland)	6,241	1,839,784

Adobe, Inc.*	3,258	1,908,015

Akamai Technologies, Inc.*	13,033	1,519,648

Amphenol Corp., Class A	24,954	1,707,103

Apple, Inc.	22,268	3,049,825

Cadence Design Systems, Inc.*	12,419	1,699,168

CDW Corp.	9,904	1,729,734

Fortinet, Inc.*	7,976	1,899,803

Genpact, Ltd.	37,908	1,722,160

KLA Corp.	5,351	1,734,848

Lam Research Corp.	2,845	1,851,241

Mastercard, Inc., Class A	4,474	1,633,413

Microsoft Corp.	10,141	2,747,197

Motorola Solutions, Inc.	8,528	1,849,297

NVIDIA Corp.	3,242	2,593,924

PayPal Holdings, Inc.*	6,710	1,955,831

ServiceNow, Inc.*	3,260	1,791,533

Texas Instruments, Inc.	9,349	1,797,813

Visa, Inc., Class A1	7,752	1,812,573

Total Information Technology		36,842,910

Materials - 3.2%

Martin Marietta Materials, Inc.	4,772	1,678,837

RPM International, Inc.	18,283	1,621,337

Total Materials		3,300,174

Real Estate - 1.8%

CBRE Group, Inc., Class A*	21,463	1,840,023

Total Common Stocks (Cost $59,697,545)		101,736,611
Short-Term Investments - 0.7%

Other Investment Companies - 0.7%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[2]	248,005	248,005

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[2]	248,006	248,006

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[2]	255,521	255,521

Total Short-Term Investments
(Cost $751,532)		751,532

Total Investments - 100.1%
(Cost $60,449,077)		102,488,143

The accompanying notes are an integral part of these financial statements.

5

AMG Renaissance Large Cap Growth Fund Schedule of Portfolio Investments (continued)

Value

Other Assets, less Liabilities - (0.1)%	$(93,793)

Net Assets - 100.0%	$102,394,350

*	Non-income producing security.
[1]

Some of these securities, amounting to $3,636,845 or 3.6% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Yield shown represents the June 30, 2021, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks†	$101,736,611	–	–	$101,736,611

Short-Term Investments

Other Investment Companies	751,532	–	–	751,532

Total Investments in Securities	$102,488,143	–	–	$102,488,143

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities (unaudited) June 30, 2021

AMG Renaissance Large Cap Growth Fund
Assets:

Investments at value[1] (including securities on loan valued at $3,636,845)	$102,488,143

Dividend and interest receivables	23,303

Securities lending income receivable	285

Receivable for Fund shares sold	3,200

Receivable from affiliate	10,581

Prepaid expenses and other assets	20,238

Total assets	102,545,750

Liabilities:

Payable for Fund shares repurchased	29,117

Accrued expenses:

Investment advisory and management fees	42,220

Administrative fees	12,365

Distribution fees	14,604

Shareholder service fees	5,842

Other	47,252

Total liabilities	151,400

Net Assets	$102,394,350

[1] Investments at cost	$60,449,077

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities (continued)

AMG Renaissance Large Cap Growth Fund
Net Assets Represent:

Paid-in capital	$54,382,775

Total distributable earnings	48,011,575

Net Assets	$102,394,350

Class N:

Net Assets	$72,606,014

Shares outstanding	4,170,860

Net asset value, offering and redemption price per share	$17.41

Class I:

Net Assets	$11,194,930

Shares outstanding	635,318

Net asset value, offering and redemption price per share	$17.62

Class Z:

Net Assets	$18,593,406

Shares outstanding	1,072,222

Net asset value, offering and redemption price per share	$17.34

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations (unaudited) For the six months ended June 30, 2021

AMG Renaissance Large Cap Growth Fund

Investment Income:

Dividend income	$499,402 [1]

Securities lending income	891

Total investment income	500,293

Expenses:

Investment advisory and management fees	247,200

Administrative fees	72,073

Distribution fees - Class N	85,543

Shareholder servicing fees - Class N	29,084

Shareholder servicing fees - Class I	4,490

Registration fees	20,016

Professional fees	17,070

Reports to shareholders	12,294

Custodian fees	8,778

Transfer agent fees	7,480

Trustee fees and expenses	3,697

Miscellaneous	2,103

Total expenses before offsets	509,828

Expense reimbursements	(73,573)

Expense reductions	(583)

Net expenses	435,672

Net investment income	64,621

Net Realized and Unrealized Gain:

Net realized gain on investments	5,215,609

Net change in unrealized appreciation/depreciation on investments	7,292,443

Net realized and unrealized gain	12,508,052

Net increase in net assets resulting from operations	$12,572,673

1  Includes non-recurring dividends of $75,191.

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets For the six months ended June 30, 2021 (unaudited) and the fiscal year ended December 31, 2020

	AMG Renaissance Large Cap
	Growth Fund

	June 30, 2021	December 31, 2020

Increase in Net Assets Resulting From Operations:

Net investment income	$64,621	$165,608

Net realized gain on investments	5,215,609	3,147,006

Net change in unrealized appreciation/depreciation on investments	7,292,443	14,856,787

Net increase in net assets resulting from operations	12,572,673	18,169,401

Distributions to Shareholders:

Class N	–	(3,165,685)

Class I	–	(455,440)

Class Z	–	(857,588)

Total distributions to shareholders	–	(4,478,713)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(4,347,581)	(12,204,255)

Total increase in net assets	8,225,092	1,486,433

Net Assets:

Beginning of period	94,169,258	92,682,825

End of period	$102,394,350	$94,169,258

[1] See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

10

AMG Renaissance Large Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2021
Class N	(unaudited)	2020	2019	2018	2017	2016[1]

Net Asset Value, Beginning of Period	$15.31	$13.01	$10.48	$14.03	$11.86	$11.10

Income (loss) from Investment Operations:

Net investment income[2,3]	0.00[4,5]	0.01	0.06	0.06	0.08	0.04

Net realized and unrealized gain (loss) on investments	2.10	3.04	3.61	(1.09)	2.54	0.94

Total income (loss) from investment operations	2.10	3.05	3.67	(1.03)	2.62	0.98

Less Distributions to Shareholders from:

Net investment income	–	(0.02)	(0.08)	(0.07)	(0.07)	(0.05)

Net realized gain on investments	–	(0.73)	(1.06)	(2.45)	(0.38)	(0.17)

Total distributions to shareholders	–	(0.75)	(1.14)	(2.52)	(0.45)	(0.22)

Net Asset Value, End of Period	$17.41	$15.31	$13.01	$10.48	$14.03	$11.86

Total Return[3,6]	13.72%[7]	23.54%	35.16%	(7.23)%	22.03%	8.81%

Ratio of net expenses to average net assets[8]	1.00%[9]	1.00%	1.00%[10]	1.00%	1.02%	1.15%

Ratio of gross expenses to average net assets[11]	1.15%[9]	1.19%	1.17%	1.12%	1.16%	1.44%

Ratio of net investment income to average net assets[3]	0.04%[9]	0.10%	0.48%	0.45%	0.59%	0.39%

Portfolio turnover	12%[7]	28%	40%	38%	33%	37%

Net assets end of period (000’s) omitted	$72,606	$67,688	$63,900	$54,595	$70,781	$3,069

11

AMG Renaissance Large Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2021
Class I	(unaudited)	2020	2019	2018	2017	2016[1]

Net Asset Value, Beginning of Period	$15.48	$13.14	$10.58	$14.17	$11.94	$11.17

Income (loss) from Investment Operations:

Net investment income[2,3]	0.02[4]	0.05	0.09	0.10	0.11	0.08

Net realized and unrealized gain (loss) on investments	2.12	3.07	3.64	(1.11)	2.58	0.94

Total income (loss) from investment operations	2.14	3.12	3.73	(1.01)	2.69	1.02

Less Distributions to Shareholders from:

Net investment income	–	(0.05)	(0.11)	(0.13)	(0.08)	(0.08)

Net realized gain on investments	–	(0.73)	(1.06)	(2.45)	(0.38)	(0.17)

Total distributions to shareholders	–	(0.78)	(1.17)	(2.58)	(0.46)	(0.25)

Net Asset Value, End of Period	$17.62	$15.48	$13.14	$10.58	$14.17	$11.94

Total Return[3,6]	13.82%[7]	23.90%	35.42%	(7.00)%	22.46%	9.12%

Ratio of net expenses to average net assets[8]	0.75%[9]	0.75%	0.75%[10]	0.74%	0.76%	0.81%

Ratio of gross expenses to average net assets[11]	0.90%[9]	0.94%	0.92%	0.86%	0.90%	1.10%

Ratio of net investment income to average net assets[3]	0.29%[9]	0.35%	0.73%	0.71%	0.85%	0.73%

Portfolio turnover	12%[7]	28%	40%	38%	33%	37%

Net assets end of period (000’s) omitted	$11,195	$9,414	$8,410	$11,247	$13,635	$14,173

12

AMG Renaissance Large Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2021
Class Z	(unaudited)	2020	2019	2018	2017	2016[1]

Net Asset Value, Beginning of Period	$15.22	$12.94	$10.43	$14.00	$11.81	$11.04

Income (loss) from Investment Operations:

Net investment income[2,3]	0.03[4]	0.06	0.10	0.11	0.13	0.10

Net realized and unrealized gain (loss) on investments	2.09	3.01	3.60	(1.09)	2.53	0.94

Total income (loss) from investment operations	2.12	3.07	3.70	(0.98)	2.66	1.04

Less Distributions to Shareholders from:

Net investment income	–	(0.06)	(0.13)	(0.14)	(0.09)	(0.10)

Net realized gain on investments	–	(0.73)	(1.06)	(2.45)	(0.38)	(0.17)

Total distributions to shareholders	–	(0.79)	(1.19)	(2.59)	(0.47)	(0.27)

Net Asset Value, End of Period	$17.34	$15.22	$12.94	$10.43	$14.00	$11.81

Total Return[3,6]	13.93%[7]	23.90%	35.58%	(6.88)%	22.50%	9.38%

Ratio of net expenses to average net assets[8]	0.66%[9]	0.66%	0.66%[10]	0.66%	0.65%	0.65%

Ratio of gross expenses to average net assets[11]	0.81%[9]	0.85%	0.83%	0.78%	0.79%	0.94%

Ratio of net investment income to average net assets[3]	0.38%[9]	0.44%	0.82%	0.79%	0.96%	0.89%

Portfolio turnover	12%[7]	28%	40%	38%	33%	37%

Net assets end of period (000’s) omitted	$18,593	$17,068	$20,372	$39,149	$100,840	$54,467

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.01), $0.01 and $0.02 for Class N, Class I and Class Z, respectively.
[5]	Less than $0.005 per share.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Not annualized.
[8]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2021 and fiscal year ended December 31, 2020, 0.01% for the fiscal years ended 2019 and 2018, and less than 0.01%, and 0.01% for the fiscal years ended 2017 and 2016, respectively.

[9]	Annualized.
[10]	Includes interest expense of 0.01% of average net assets.
[11]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

13

Notes to Financial Statements (unaudited) June 30, 2021

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG Renaissance Large Cap Growth Fund (the “Fund”).

The Fund offers Class N, Class I, and Class Z shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Stocks in the information technology sector comprise a significant portion of the Fund’s portfolio at June 30, 2021. The information technology sector may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the Fund and thus Fund performance.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

14

Notes to Financial Statements (continued)

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

The Fund had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended June 30, 2021, the impact on the expenses and expense ratios was $583 or less than 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There were no permanent differences during the year ended December 31, 2020. Temporary differences are primarily due to wash sale loss deferrals.

At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Appreciation

$60,449,077	$42,616,962	$(577,896)	$42,039,066

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2020, the Fund had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended December 31, 2021, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

15

Notes to Financial Statements (continued)

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended June 30, 2021 (unaudited) and the fiscal year ended December 31, 2020, the capital stock transactions by class for the Fund were as follows:

	June 30, 2021		December 31, 2020

	Shares	Amount	Shares	Amount

Class N:
Proceeds from sale of shares	52,483	$852,189	138,072	$1,853,574

Reinvestment of distributions	–	–	183,443	2,751,642

Cost of shares repurchased	(303,271)	(4,849,829)	(812,630)	(10,739,022)

Net decrease	(250,788)	$(3,997,640)	(491,115)	$(6,133,806)

Class I:
Proceeds from sale of shares	94,118	$1,519,035	73,197	$1,017,666

Reinvestment of distributions	–	–	29,973	454,395

Cost of shares repurchased	(67,066)	(1,067,743)	(134,946)	(1,747,645)

Net increase (decrease)	27,052	$451,292	(31,776)	$(275,584)

Class Z:
Proceeds from sale of shares	25,290	$401,327	65,584	$863,276

Reinvestment of distributions	–	–	54,130	807,081

Cost of shares repurchased	(74,157)	(1,202,560)	(573,413)	(7,465,222)

Net decrease	(48,867)	$(801,233)	(453,699)	$(5,794,865)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2021, the Fund had no Repurchase Agreements outstanding.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated

Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisers for the Fund (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by The Renaissance Group LLC (“Renaissance”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Renaissance.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2021, the Fund’s investment management fee was paid at the following annual rates of the Fund’s average daily net assets:

on the first $50 million	0.55%

on the next $25 million	0.50%

on the next $25 million	0.45%

on balance over $100 million	0.40%

The Investment Manager has contractually agreed, through at least May 1, 2022, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense

16

Notes to Financial Statements (continued)

reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) to the annual rate of 0.66% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

At June 30, 2021, the Fund’s expiration of reimbursements subject to recoupment is as follows:

Expiration Period

Less than 1 year	$185,037

1-2 years	161,076

2-3 years	152,484

Total	$498,597

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Fund has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorized payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2021, were as follows:

	Maximum Annual Amount Approved	Actual Amount Incurred

Class N	0.15%	0.09%

Class I	0.15%	0.09%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and miscellaneous expense, respectively. At June 30, 2021, the Fund had no interfund loans outstanding.

The Fund did not utilize the interfund loan program during the six months ended June 30, 2021.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2021, were $11,168,244 and $15,553,406, respectively.

17

Notes to Financial Statements (continued)

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2021.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2021, were as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

$3,636,845	–	$3,727,043	$3,727,043

The following table summarizes the securities received as collateral for securities lending at June 30, 2021:

Collateral Type	Coupon Range	Maturity Date Range

U.S. Treasury Obligations	0.000%-7.500%	07/15/21-08/15/50

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4. At June 30, 2021, the Fund had no repurchase agreements outstanding.

7. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

18

Annual Renewal of Investment Management and Subadvisory Agreements

At a meeting held via telephone and video conference on June 24, 2021,[1] the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for AMG Renaissance Large Cap Growth Fund (the “Fund”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, with the Subadviser for the Fund (the “Subadvisory Agreement”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreement, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for the Fund (the “Peer Group”), performance information for the relevant benchmark index for the Fund (the “Fund Benchmark”), other relevant matters, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to the Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with

19

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

respect to the Fund and its discussions with the management of the Fund’s subadviser during the period regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2021 was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the Russell 1000 Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to its Fund Benchmark and Peer Group. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 24, 2021 and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Fund, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees also considered management’s discussion of the current asset level of the Fund, and the impact on profitability of both the current asset level and any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the undertaking by the

Investment Manager to maintain a contractual expense limitation for the Fund. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fee payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to the Fund and the resulting profitability from the relationship. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under the Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2021 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2022, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.66%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreement: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders.

Accordingly, on June 24, 2021, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

[1] The Trustees determined that the conditions surrounding COVID-19 constituted unforeseen or emergency circumstances and that reliance on the Securities and Exchange Commission’s (“SEC”) exemptive order, which provides relief from the in-person voting requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), in certain circumstances (the “In-Person Relief”), was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19. The Trustees unanimously wished to rely on the In-Person Relief with respect to the approval of those matters on the agenda for the June 24, 2021 meeting that would otherwise require in-person votes under the 1940 Act. See Investment Company Release No. 33897 (June 19, 2020). This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC (Investment Company Release No. 33824 (March 25, 2020)).

20

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds, LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 17-18, 2021, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2020 through December 31, 2020 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

21

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

One Stamford Plaza

263 Tresser Blvd, Suite 949

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

One Stamford Plaza

263 Tresser Blvd, Suite 949

Stamford, CT 06901

800.548.4539

SUBADVISER

The Renaissance Group LLC

625 Eden Park Drive, Suite 1200

Cincinnati, OH 45202

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

4400 Computer Drive

Westborough, MA 01581

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at amgfunds.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com |

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com |	063021 SAR024

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2021

AMG TimesSquare Small Cap Growth Fund

Class N: TSCPX | Class I: TSQIX | Class Z: TSCIX

AMG TimesSquare Mid Cap Growth Fund

Class N: TMDPX | Class I: TQMIX | Class Z: TMDIX

AMG TimesSquare International Small Cap Fund
Class N: TCMPX | Class I: TQTIX | Class Z: TCMIX

AMG TimesSquare Emerging Markets Small Cap Fund

Class N: TQENX | Class I: TQEIX | Class Z: TQEZX

AMG TimesSquare Global Small Cap Fund

Class N: TSYNX | Class I: TSYIX | Class Z: TSYZX

amgfunds.com	063021	SAR012

AMG Funds Semi-Annual Report — June 30, 2021 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG TimesSquare Small Cap Growth Fund	5

AMG TimesSquare Mid Cap Growth Fund	11

AMG TimesSquare International Small Cap Fund	15

AMG TimesSquare Emerging Markets Small Cap Fund	20

AMG TimesSquare Global Small Cap Fund	24

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	28
Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	30
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	31
Detail of changes in assets for the past two fiscal periods

Financial Highlights	33
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	48
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	57

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	61
Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2021	Expense Ratio for the Period	Beginning Account Value 01/01/21	Ending Account Value 06/30/21	Expenses Paid During the Period*
AMG TimesSquare Small Cap Growth Fund
Based on Actual Fund Return
Class N	1.19%	$1,000	$1,060	$6.08
Class I	1.06%	$1,000	$1,060	$5.41
Class Z	0.99%	$1,000	$1,061	$5.06

Based on Hypothetical 5% Annual Return
Class N	1.19%	$1,000	$1,019	$5.96
Class I	1.06%	$1,000	$1,020	$5.31
Class Z	0.99%	$1,000	$1,020	$4.96

AMG TimesSquare Mid Cap Growth Fund
Based on Actual Fund Return
Class N	1.17%	$1,000	$1,093	$6.07
Class I	1.02%	$1,000	$1,093	$5.29
Class Z	0.97%	$1,000	$1,094	$5.04

Based on Hypothetical 5% Annual Return
Class N	1.17%	$1,000	$1,019	$5.86
Class I	1.02%	$1,000	$1,020	$5.11
Class Z	0.97%	$1,000	$1,020	$4.86

AMG TimesSquare International Small Cap Fund
Based on Actual Fund Return
Class N	1.20%	$1,000	$1,047	$6.09
Class I	1.05%	$1,000	$1,048	$5.33
Class Z	0.95%	$1,000	$1,048	$4.82

Based on Hypothetical 5% Annual Return
Class N	1.20%	$1,000	$1,019	$6.01
Class I	1.05%	$1,000	$1,020	$5.26
Class Z	0.95%	$1,000	$1,020	$4.76

Six Months Ended June 30, 2021	Expense Ratio for the Period	Beginning Account Value 01/01/21	Ending Account Value 06/30/21	Expenses Paid During the Period*
AMG TimesSquare Emerging Markets Small Cap Fund
Based on Actual Fund Return
Class N	1.72%	$1,000	$1,209	$9.42
Class I	1.32%	$1,000	$1,212	$7.24
Class Z	1.32%	$1,000	$1,212	$7.24

Based on Hypothetical 5% Annual Return
Class N	1.72%	$1,000	$1,016	$8.60
Class I	1.32%	$1,000	$1,018	$6.61
Class Z	1.32%	$1,000	$1,018	$6.61

AMG TimesSquare Global Small Cap Fund
Based on Actual Fund Return
Class N	1.25%	$1,000	$1,083	$6.46
Class I	1.00%	$1,000	$1,084	$5.17
Class Z	1.00%	$1,000	$1,085	$5.17

Based on Hypothetical 5% Annual Return
Class N	1.25%	$1,000	$1,019	$6.26
Class I	1.00%	$1,000	$1,020	$5.01
Class Z	1.00%	$1,000	$1,020	$5.01

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited) Periods ended June 30, 2021

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2021.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG TimesSquare Small Cap Growth Fund2, [3,4,5,6]
Class N	6.02%	41.97%	17.96%	13.33%	10.27%	01/21/00

Class I	6.03%	42.17%	–	–	17.87%	02/24/17

Class Z	6.07%	42.29%	18.20%	13.54%	10.43%	01/21/00
Russell 2000® Growth Index[12]	8.98%	51.36%	18.76%	13.52%	6.69%	01/21/00†
AMG TimesSquare Mid Cap Growth Fund2, [4,5,6,7]
Class N	9.26%	40.66%	19.45%	14.61%	12.00%	03/04/05

Class I	9.33%	40.87%	–	–	19.94%	02/24/17

Class Z	9.35%	40.92%	19.70%	14.84%	12.21%	03/04/05
Russell Midcap® Growth Index[13]	10.44%	43.77%	20.52%	15.13%	11.95%	03/04/05†
AMG TimesSquare International Small Cap Fund2, [3,4,5,6,8,9,10,11]
Class N	4.72%	34.85%	10.21%	–	10.27%	01/02/13

Class I	4.76%	35.02%	–	–	10.25%	02/24/17

Class Z	4.81%	35.08%	10.48%	–	10.50%	01/02/13
MSCI EAFE Small Cap Index[14]	9.04%	40.98%	12.03%	–	10.11%	01/02/13†
AMG TimesSquare Emerging Markets Small Cap Fund2, [3,4,5,6,8,9,10,11]
Class N	20.94%	57.65%	–	–	13.52%	02/24/17

Class I	21.15%	58.27%	–	–	15.59%	12/14/16

Class Z	21.17%	58.32%	–	–	15.58%	12/14/16
MSCI Emerging Markets Small Cap Index[15]	19.78%	63.75%	–	–	12.76%	12/14/16†
AMG TimesSquare Global Small Cap Fund2, [3,4,5,6,8,9,10,11]
Class N	8.30%	35.94%	–	–	9.33%	05/30/18

Class I	8.44%	36.28%	–	–	9.60%	05/30/18

Class Z	8.52%	36.38%	–	–	9.63%	05/30/18
MSCI World Small Cap Index[16]	14.87%	52.88%	–	–	11.58%	05/30/18†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	The date reflects the inception date of the Fund, not the index.

*	Not annualized.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of June 30, 2021. All returns are in U.S. dollars ($).

[2] From time to time, the Fund’s investment manager has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3] The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[4] The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[5] Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

[6] Companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[7] The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[8] Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[9] The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[10] The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.

[11] The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

3

Fund Performance Periods ended June 30, 2021 (continued)

[12]  The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment and does not incur expenses.

[1][3]  The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price/book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. Unlike the Fund, the Russell Midcap® Growth Index is unmanaged, is not available for investment and does not incur expenses.

[14]  The MSCI EAFE Small Cap Index covers all investable small-cap securities with a market capitalization below that of the companies in the MSCI Standard Indices of developed markets, excluding the U.S. and Canada. Please go to msci.com for most current list of countries represented by the Index. Unlike the Fund, the MSCI EAFE Small Cap Index is unmanaged, is not available for investment and does not incur expenses.

[15]  MSCI Emerging Markets Small Cap Index includes small cap representation across 24 Emerging Markets countries. The small cap segment tends to capture more local economic and sector characteristics relative to larger Emerging Markets capitalization segments. Please go to msci.com for most current list of countries represented by the Index. Unlike the Fund, the MSCI Emerging Markets Small Cap Index is unmanaged, is not available for investment and does not incur expenses.

[16]  The MSCI World Small Cap Index captures small cap representation across 23 Developed Markets countries. With over 4,000 constituents, the Index covers approximately 14% of the free float-adjusted market capitalization in each country. Please go to msci.com for most current list of countries represented by the Index. Unlike the Fund, the MSCI World Small Cap Index is unmanaged, is not available for investment and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

All MSCI data is provided ‘as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG TimesSquare Small Cap Growth Fund Fund Snapshots (unaudited) June 30, 2021

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Information Technology	29.3

Health Care	20.7

Industrials	19.0

Consumer Discretionary	17.7

Financials	5.5

Communication Services	2.4

Consumer Staples	2.0

Real Estate	1.6

Materials	0.7

Utilities	0.7

Short-Term Investments[1]	6.0

Other Assets Less Liabilities[2]	(5.6)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Wheels Up	2.0

Q2 Holdings, Inc.	1.8

Sailpoint Technologies Holdings, Inc.	1.8

Phreesia, Inc.	1.8

Casella Waste Systems, Inc., Class A	1.8

Rexnord Corp.	1.7

Vonage Holdings Corp.	1.7

The AZEK Co., Inc.	1.6

ASGN, Inc.	1.6

Planet Fitness, Inc., Class A	1.6

Top Ten as a Group	17.4

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (unaudited) June 30, 2021

	Shares	Value
Common Stocks - 97.5%

Communication Services - 2.4%

Bandwidth, Inc., Class A*,1	40,000	$5,516,800

CuriosityStream, Inc.*,1	202,469	2,761,677

CuriosityStream, Inc.*,2,3,4	52,622	574,106

Shenandoah Telecommunications Co.	46,000	2,231,460

Total Communication Services		11,084,043

Consumer Discretionary - 15.7%

2U, Inc.*,1	100,000	4,167,000

Boot Barn Holdings, Inc.*	31,000	2,605,550

Callaway Golf Co.[1]	123,500	4,165,655

Global-e Online, Ltd. (Israel)*	55,000	3,139,400

Hilton Grand Vacations, Inc.*	95,300	3,944,467

Leslie’s, Inc.*,1	250,100	6,875,249

Malibu Boats, Inc., Class A*	41,000	3,006,530

MYT Netherlands Parent, B.V. (Germany)*,1	112,800	3,432,504

National Vision Holdings, Inc.*	140,000	7,158,200

OneSpaWorld Holdings, Ltd. (Bahamas)*,1	385,000	3,730,650

Planet Fitness, Inc., Class A*	98,100	7,382,025

The RealReal, Inc.*,1	192,000	3,793,920

Rush Street Interactive, Inc.*,1	281,000	3,445,060

Visteon Corp.*	38,000	4,595,720

Wingstop, Inc.[1]	33,000	5,201,790

YETI Holdings, Inc.*	47,000	4,315,540

Total Consumer Discretionary		70,959,260

Consumer Staples - 2.0%

BJ’s Wholesale Club Holdings, Inc.*	94,500	4,496,310

The Simply Good Foods Co.*	125,000	4,563,750

Total Consumer Staples		9,060,060

Financials - 5.5%

Evercore, Inc., Class A	22,000	3,096,940

Focus Financial Partners, Inc., Class A*	104,000	5,044,000

Hamilton Lane, Inc., Class A	53,800	4,902,256

LendingTree, Inc.*,1	30,000	6,356,400

MVB Financial Corp.	59,800	2,551,068

TPG Pace Beneficial Finance Corp., Class A*,1	132,400	1,703,988

Victory Capital Holdings, Inc.	42,600	1,375,554

Total Financials		25,030,206

Health Care - 20.7%

Adaptive Biotechnologies Corp.*	70,000	2,860,200

Addus HomeCare Corp.*	55,500	4,841,820

Arcus Biosciences, Inc.*,1	80,000	2,196,800

AtriCure, Inc.*	76,000	6,029,080

	Shares	Value

Aveanna Healthcare Holdings, Inc.*	277,000	$3,426,490

BioLife Solutions, Inc.*	55,000	2,448,050

Blueprint Medicines Corp.*	69,200	6,086,832

Bridgebio Pharma, Inc.*,1	55,000	3,352,800

Certara, Inc.*	33,000	934,890

Codex DNA, Inc.*	73,500	1,617,000

GH Research PLC (Ireland)*	48,000	1,043,040

Innovage Holding Corp.*	114,000	2,429,340

Inspire Medical Systems, Inc.*	24,700	4,773,522

Intra-Cellular Therapies, Inc.*,1	129,500	5,286,190

LHC Group, Inc.*	25,000	5,006,500

NanoString Technologies, Inc.*	64,000	4,146,560

NexImmune, Inc.*,1	55,100	899,232

Outset Medical, Inc.*,1	56,500	2,823,870

Phreesia, Inc.*	131,500	8,060,950

PTC Therapeutics, Inc.*	77,500	3,275,925

Pulmonx Corp.*,1	73,000	3,220,760

Quotient, Ltd. (Switzerland)*,1	365,000	1,328,600

Shockwave Medical, Inc.*	19,000	3,604,870

Silk Road Medical, Inc.*	70,500	3,374,130

STAAR Surgical Co.*	18,000	2,745,000

Tandem Diabetes Care, Inc.*	40,000	3,896,000

Tarsus Pharmaceuticals, Inc.*	77,700	2,251,746

Taysha Gene Therapies, Inc.*,1	79,000	1,674,800

Total Health Care		93,634,997

Industrials - 19.0%

ACV Auctions, Inc., Class A*	131,900	3,380,597

ASGN, Inc.*	77,000	7,463,610

The AZEK Co., Inc.*	176,000	7,472,960

Builders FirstSource, Inc.*,1	100,000	4,266,000

Casella Waste Systems, Inc., Class A*	126,000	7,992,180

Clean Harbors, Inc.*	26,000	2,421,640

Driven Brands Holdings, Inc.*,1	155,000	4,792,600

EMCOR Group, Inc.	41,700	5,137,023

Exponent, Inc.	36,000	3,211,560

Hexcel Corp.*,1	82,100	5,123,040

Integral Ad Science Holding Corp.*	170,600	3,510,948

Proto Labs, Inc.*	48,300	4,433,940

Rexnord Corp.	150,000	7,506,000

Saia, Inc.*	11,000	2,304,390

Sun Country Airlines Holdings, Inc.*	87,000	3,219,870

Tetra Tech, Inc.	28,200	3,441,528

TriNet Group, Inc.*	79,800	5,783,904

The accompanying notes are an integral part of these financial statements.

6

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Industrials - 19.0% (continued)

WillScot Mobile Mini Holdings Corp.*	173,000	$4,821,510

Total Industrials		86,283,300

Information Technology - 29.2%

Allegro MicroSystems, Inc.*	212,000	5,872,400

Bottomline Technologies, Inc.*	73,400	2,721,672

Brooks Automation, Inc.	43,000	4,097,040

BTRS Holdings, Inc.*,1	389,300	4,912,966

Cohu, Inc.*	150,000	5,518,500

Envestnet, Inc.*	66,600	5,052,276

Evo Payments, Inc., Class A*	129,400	3,589,556

ExlService Holdings, Inc.*	48,300	5,132,358

I3 Verticals, Inc., Class A*,1	134,100	4,052,502

JFrog, Ltd. (Israel)*,1	89,000	4,051,280

Kulicke & Soffa Industries, Inc. (Singapore)	67,000	4,100,400

Littelfuse, Inc.	18,500	4,713,615

Medallia, Inc.*,1	152,500	5,146,875

New Relic, Inc.*	75,000	5,022,750

nLight, Inc.*	105,000	3,809,400

Onto Innovation, Inc.*	85,000	6,208,400

Priority Technology Holdings, Inc.*	230,000	1,757,200

Q2 Holdings, Inc.*	80,000	8,206,401

Repay Holdings Corp.*,1	255,200	6,135,008

Sailpoint Technologies Holdings, Inc.*	158,200	8,079,274

SEMrush Holdings, Inc., Class A*,1	52,000	1,197,040

Smartsheet, Inc., Class A*	70,000	5,062,400

Sprout Social, Inc., Class A*	43,800	3,916,596

Synaptics, Inc.*,1	44,600	6,938,868

Vertex, Inc., Class A*,1	120,000	2,632,800

Vonage Holdings Corp.*	520,000	7,493,200

WNS Holdings, Ltd., ADR (India)*	90,200	7,204,274

Total Information Technology		132,625,051

Materials - 0.7%

Avient Corp.	66,500	3,269,140

Real Estate - 1.6%

Innovative Industrial Properties, Inc., REIT [1]	11,800	2,254,036

Kennedy-Wilson Holdings, Inc.[1]	250,000	4,967,500

Total Real Estate		7,221,536

Utilities - 0.7%

Sunnova Energy International, Inc.*	82,400	3,103,184

Total Common Stocks
(Cost $326,239,985)		442,270,777

	Shares	Value

Preferred Stock - 2.0%

Consumer Discretionary - 2.0%

Wheels Up *,2	2,243,589	$8,872,632

Total Preferred Stock
(Cost $6,999,997)		8,872,632

Warrants - 0.1%

Information Technology - 0.1%

BTRS Holdings, Inc. (exercise price $11.50), 01/12/26* (Cost $122,503)	143,594	565,760

	Principal Amount
Short-Term Investments - 6.0%

Joint Repurchase Agreements - 4.9%[5]

Cantor Fitzgerald Securities, Inc., dated 06/30/21, due 07/01/21, 0.050% total to be received $5,228,507 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.125% - 9.000%, 07/25/21 - 05/20/71, totaling $5,333,070)	$5,228,500	5,228,500

Citadel Securities LLC, dated 06/30/21, due 07/01/21, 0.090% total to be received $4,095,653 (collateralized by various U.S. Treasuries, 0.000% - 8.125%, 07/01/21 - 11/15/50, totaling $4,177,566)	4,095,643	4,095,643

JVB Financial Group LLC, dated 06/30/21, due 07/01/21, 0.090% total to be received $1,941,122 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.125% - 7.000%, 08/01/21 - 06/01/51, totaling $1,979,939)	1,941,117	1,941,117

Mirae Asset Securities USA, Inc., dated 06/30/21, due 07/01/21, 0.060% total to be received $2,466,191 (collateralized by various U.S. Government Agency Obligations, 0.500% - 7.500%, 05/01/24 - 04/20/71, totaling $2,515,515)	2,466,187	2,466,187

RBC Dominion Securities, Inc., dated 06/30/21, due 07/01/21, 0.050% total to be received $2,837,979 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 08/01/21 - 04/15/62, totaling $2,894,735)	2,837,975	2,837,975

State of Wisconsin Investment Board, dated 06/30/21, due 07/01/21, 0.110% total to be received $3,847,077 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/23 - 02/15/48, totaling $3,924,425)	3,847,065	3,847,065

The accompanying notes are an integral part of these financial statements.

7

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Joint Repurchase Agreements - 4.9%[5] (continued)

StoneX Financial, Inc., dated 06/30/21, due 07/01/21, 0.100% total to be received $1,598,122 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.320% - 9.000%, 12/01/21 - 05/20/71, totaling $1,630,080)	$1,598,118	$1,598,118

Total Joint Repurchase Agreements		22,014,605

	Shares
Other Investment Companies - 1.1%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[6]	1,724,790	1,724,790

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[6]	1,724,790	1,724,790

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[6]	1,777,056	1,777,056

Total Other Investment Companies		5,226,636

Total Short-Term Investments
(Cost $27,241,241)		27,241,241

Value

Total Investments - 105.6%
(Cost $360,603,726)	$478,950,410

Other Assets, less Liabilities - (5.6)%	(25,381,291)

Net Assets - 100.0%	$453,569,119

*	Non-income producing security.
[1]

Some of these securities, amounting to $78,926,257 or 17.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

This security is restricted and not available for re-sale. For CuriosityStream, Inc., the Fund converted preferred shares purchased for $9,077,000 to escrow and unrestricted common shares as part of an Initial Public Offering on October 15, 2020. The market value of the escrow shares and unrestricted common shares were $470,611 and $11,611,224, respectively on the date of conversion, which equates to $8.96 and $11.20 per share, respectively. For Wheels Up, the Fund purchased preferred shares on September 28, 2017 for $6,999,997. See table below for more information on restricted securities as of June 30, 2021.

[3]	Shares held in escrow.
[4]	Security’s value was determined by using significant unobservable inputs.
[5]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[6]	Yield shown represents the June 30, 2021, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

8

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks

Information Technology	$127,712,085	$4,912,966	–	$132,625,051

Health Care	93,634,997	–	–	93,634,997

Industrials	86,283,300	–	–	86,283,300

Consumer Discretionary	70,959,260	–	–	70,959,260

Financials	25,030,206	–	–	25,030,206

Communication Services	10,509,937	–	$574,106	11,084,043

Consumer Staples	9,060,060	–	–	9,060,060

Real Estate	7,221,536	–	–	7,221,536

Materials	3,269,140	–	–	3,269,140

Utilities	3,103,184	–	–	3,103,184

Preferred Stock†	–	8,872,632	–	8,872,632

Warrants††	565,760	–	–	565,760

Short-Term Investments

Joint Repurchase Agreements	–	22,014,605	–	22,014,605

Other Investment Companies	5,226,636	–	–	5,226,636

Total Investments in Securities	$442,576,101	$35,800,203	$574,106	$478,950,410

†

All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

††	All warrants held in the Fund are Level 1 securities. For a detailed breakout of warrants by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at June 30, 2021:

	Common Stock	Preferred Stock

Balance as of December 31, 2020	$587,261	$7,291,664

Change in unrealized appreciation/depreciation	(13,155)	–

Purchases	–	–

Sales	–	–

Transfers out of Level 3*	–	(7,291,664)

Balance as of June 30, 2021	$574,106	–

Net change in unrealized appreciation/depreciation on investments still held at June 30, 2021	$(13,155)	–

* A preferred stock valued at $7,291,664 was transferred from Level 3 to Level 2 during the period ended June 30, 2021. For the period January 1, 2021 to January 31, 2021, this security was valued using a Discounted Cash Flow model which was based on inputs unobservable to the Fund in accordance with the Fund’s security valuation policy. On February 1, 2021, it was announced the preferred shares would be acquired by Aspirational Consumer Lifestyle Corp (“Aspirational”), and the security was valued at the market price of Aspirational adjusted for the preliminary conversion ratio.

The accompanying notes are an integral part of these financial statements.

9

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of June 30, 2021. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of June 30, 2021	Valuation Technique(s)	Unobservable Inputs(s)	Range	Median	Impact to Valuation from an Increase in Input(a)

Common Stock	$574,106	Market Approach - last trade in active market	Discount Rate	20%	N/A	Decrease

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

The following table summarizes the restricted securities held as of June 30, 2021:

Security	Number of Shares	Acquisition Date	Cost	Fair Value as of June 30, 2021	Value Per Share	Percent of Net Assets

CuriosityStream, Inc.	52,622	10/15/20	$437,692	$574,106	$10.91	0.1%

Wheels Up	2,243,589	09/28/17	6,999,997	8,872,632	3.95	2.0

Total			$7,437,689	$9,446,738		2.1%

The accompanying notes are an integral part of these financial statements.

10

AMG TimesSquare Mid Cap Growth Fund Fund Snapshots (unaudited) June 30, 2021

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Information Technology	35.0

Industrials	18.7

Health Care	16.5

Consumer Discretionary	9.8

Financials	6.0

Communication Services	5.5

Consumer Staples	2.5

Real Estate	2.3

Materials	1.8

Short-Term Investments	2.2

Other Assets Less Liabilities	(0.3)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Crowdstrike Holdings, Inc., Class A	3.2

Gartner, Inc.	2.6

Catalent, Inc.	2.5

O’Reilly Automotive, Inc.	2.4

RenaissanceRe Holdings, Ltd. (Bermuda)	2.4

Charles River Laboratories International, Inc.	2.3

TransUnion	2.3

SBA Communications Corp.	2.3

Pinterest, Inc., Class A	2.1

Waste Connections, Inc.	2.0

Top Ten as a Group	24.1

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

11

AMG TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments (unaudited) June 30, 2021

	Shares	Value

Common Stocks - 98.1%

Communication Services - 5.5%

IAC/InteractiveCorp.*	101,800	$15,694,506

Pinterest, Inc., Class A*	527,100	41,614,545

Vimeo, Inc.*	245,000	12,005,000

Zynga, Inc., Class A*	3,825,800	40,668,254

Total Communication Services		109,982,305

Consumer Discretionary - 9.8%

Brunswick Corp.	276,100	27,505,082

Burlington Stores, Inc.*	89,400	28,785,906

CarMax, Inc.*	181,100	23,389,065

Floor & Decor Holdings, Inc., Class A*	151,600	16,024,120

Lululemon Athletica, Inc. (Canada)*	72,800	26,569,816

O’Reilly Automotive, Inc.*	85,900	48,637,439

Pool Corp.	55,100	25,272,166

Total Consumer Discretionary		196,183,594

Consumer Staples - 2.5%

Lamb Weston Holdings, Inc.	313,600	25,294,976

US Foods Holding Corp.*	617,700	23,694,972

Total Consumer Staples		48,989,948

Financials - 6.0%

Apollo Global Management, Inc.[1]	303,300	18,865,260

Discover Financial Services	181,000	21,410,490

The Progressive Corp.	98,600	9,683,506

RenaissanceRe Holdings, Ltd. (Bermuda)	325,700	48,470,674

Voya Financial, Inc.[1]	363,500	22,355,250

Total Financials		120,785,180

Health Care - 16.5%

AmerisourceBergen Corp.	346,100	39,624,989

Argenx SE, ADR (Netherlands)*	48,900	14,722,323

Ascendis Pharma A/S, ADR (Denmark)*	125,900	16,562,145

Blueprint Medicines Corp.*	243,700	21,435,852

Catalent, Inc.*	452,500	48,924,300

Centene Corp.*	272,900	19,902,597

Charles River Laboratories International, Inc.*	125,600	46,461,952

Chemed Corp.	59,700	28,327,650

DENTSPLY SIRONA, Inc.	368,000	23,279,680

Encompass Health Corp.	251,900	19,655,757

Guardant Health, Inc.*	81,500	10,121,485

PRA Health Sciences, Inc.*	118,100	19,511,301

Royalty Pharma PLC, Class A1	521,200	21,363,988

Total Health Care		329,894,019

	Shares	Value

Industrials - 18.7%

AMETEK, Inc.	154,800	$20,665,800

Booz Allen Hamilton Holding Corp.	445,300	37,930,654

Carlisle Cos., Inc.	77,400	14,812,812

Cintas Corp.	66,200	25,288,400

Copart, Inc.*	240,200	31,665,566

CoStar Group, Inc.*	349,200	28,920,744

Generac Holdings, Inc.*	67,400	27,981,110

Hubbell, Inc.	107,500	20,085,300

Nordson Corp.	144,900	31,806,999

Robert Half International, Inc.	263,300	23,425,801

TransUnion	422,200	46,361,782

Verisk Analytics, Inc.	133,800	23,377,536

Waste Connections, Inc.	342,500	40,904,775

Total Industrials		373,227,279

Information Technology - 35.0%

Amphenol Corp., Class A	448,200	30,661,362

Avalara, Inc.*,1	172,600	27,926,680

Coupa Software, Inc.*	67,775	17,764,505

Crowdstrike Holdings, Inc., Class A*	254,400	63,933,264

CyberArk Software, Ltd. (Israel)*	55,200	7,190,904

Elastic, N.V.*	144,300	21,033,168

Enphase Energy, Inc.*	57,800	10,613,814

Entegris, Inc.	186,300	22,909,311

FleetCor Technologies, Inc.*	82,600	21,150,556

Gartner, Inc.*	212,600	51,491,720

HubSpot, Inc.*	68,700	40,032,864

Jack Henry & Associates, Inc.	133,050	21,755,005

Keysight Technologies, Inc.*	160,000	24,705,600

Marvell Technology, Inc.	305,600	17,825,648

McAfee Corp., Class A*,1	978,150	27,407,763

Microchip Technology, Inc.	187,000	28,001,380

MKS Instruments, Inc.	108,300	19,271,985

Monolithic Power Systems, Inc.	60,400	22,556,380

Nice, Ltd., Sponsored ADR (Israel)*,1	111,500	27,591,790

Paylocity Holding Corp.*	148,400	28,314,720

Smartsheet, Inc., Class A*	348,900	25,232,448

SS&C Technologies Holdings, Inc.	361,600	26,056,896

Synopsys, Inc.*	99,700	27,496,263

Twilio, Inc., Class A*	75,500	29,759,080

Tyler Technologies, Inc.*	11,900	5,383,203

Unity Software, Inc.*,1	127,825	14,039,020

The accompanying notes are an integral part of these financial statements.

12

AMG TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 35.0% (continued)

Zendesk, Inc.*,1	264,900	$38,235,666

Total Information Technology		698,340,995

Materials - 1.8%

FMC Corp.	186,600	20,190,120

Martin Marietta Materials, Inc.	45,000	15,831,450

Total Materials		36,021,570

Real Estate - 2.3%

SBA Communications Corp., REIT	142,400	45,382,880

Total Common Stocks

(Cost $1,220,066,104)		1,958,807,770

	Principal Amount
Short-Term Investments - 2.2%

Joint Repurchase Agreements - 0.3%[2]

Cantor Fitzgerald Securities, Inc., dated 06/30/21, due 07/01/21, 0.050% total to be received $1,315,802 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.125% - 9.000%, 07/25/21 - 05/20/71, totaling $1,342,116)	$1,315,800	1,315,800

Daiwa Capital Markets America, dated 06/30/21, due 07/01/21, 0.050% total to be received $1,315,807 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 11/30/21 - 07/01/51, totaling $1,342,121)	1,315,805	1,315,805

Deutsche Bank Securities, Inc., dated 06/30/21, due 07/01/21, 0.050% total to be received $277,013 (collateralized by various U.S. Government Agency Obligations, 1.500% - 5.500%, 03/01/25 - 07/01/51, totaling $282,553)	277,013	277,013

	Principal Amount	Value

MUFG Securities America, Inc., dated 06/30/21, due 07/01/21, 0.050% total to be received $1,315,807 (collateralized by various U.S. Government Agency Obligations, 1.985% - 4.000%, 08/01/35 - 06/01/51, totaling $1,342,121)	$1,315,805	$1,315,805

RBC Dominion Securities, Inc., dated 06/30/21, due 07/01/21, 0.050% total to be received $1,315,807 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 08/01/21 - 04/15/62, totaling $1,342,121)	1,315,805	1,315,805

Total Joint Repurchase Agreements		5,540,228
	Shares
Other Investment Companies - 1.9%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[3]	12,436,360	12,436,360

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[3]	12,436,360	12,436,360

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[3]	12,813,220	12,813,220

Total Other Investment Companies		37,685,940

Total Short-Term Investments
(Cost $43,226,168)		43,226,168

Total Investments - 100.3%
(Cost $1,263,292,272)		2,002,033,938

Other Assets, less Liabilities - (0.3)%		(5,780,791)

Net Assets - 100.0%		$1,996,253,147

*	Non-income producing security.
[1]

Some of these securities, amounting to $120,228,687 or 6.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2021, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR   American Depositary Receipt

REIT   Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

13

AMG TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$1,958,807,770	–	–	$1,958,807,770

Short-Term Investments

Joint Repurchase Agreements	–	$5,540,228	–	5,540,228

Other Investment Companies	37,685,940	–	–	37,685,940

Total Investments in Securities	$1,996,493,710	$5,540,228	–	$2,002,033,938

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

14

AMG TimesSquare International Small Cap Fund Fund Snapshots (unaudited) June 30, 2021

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	26.7

Information Technology	14.5

Financials	14.3

Communication Services	11.7

Health Care	8.8

Consumer Staples	7.0

Consumer Discretionary	6.4

Materials	3.9

Real Estate	1.9

Utilities	1.7

Energy	0.5

Short-Term Investments	3.7

Other Assets Less Liabilities	(1.1)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Kobe Bussan Co., Ltd. (Japan)	3.1

St James’s Place PLC (United Kingdom)	2.9

Valmet OYJ (Finland)	2.6

Rotork PLC (United Kingdom)	2.2

Future PLC (United Kingdom)	2.2

Nordic Entertainment Group AB, Class B (Sweden)	2.2

Nordnet AB publ (Sweden)	2.1

Orpea SA (France)	1.9

Steadfast Group, Ltd. (Australia)	1.9

CIE Automotive, S.A. (Spain)	1.9

Top Ten as a Group	23.0

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

15

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (unaudited) June 30, 2021

	Shares	Value

Common Stocks - 97.4%

Communication Services - 11.7%

Auto Trader Group PLC (United Kingdom)*,1	2,322,940	$20,344,322

Future PLC (United Kingdom)	558,900	24,214,318

giftee, Inc. (Japan)*	200,900	6,385,642

HUYA, Inc., ADR (China)*,2	325,103	5,738,068

IPSOS (France)	178,345	7,524,817

Kadokawa Corp. (Japan)	199,800	8,114,639

Kakaku.com, Inc. (Japan)	603,900	18,167,796

Nordic Entertainment Group AB, Class B (Sweden)*	547,904	24,167,696

Stillfront Group AB (Sweden)*	1,707,300	16,413,558

Total Communication Services		131,070,856

Consumer Discretionary - 6.4%

Afya, Ltd., Class A (Brazil)*,2	327,500	8,442,950

CIE Automotive, S.A. (Spain)	709,078	20,997,522

Dalata Hotel Group PLC (Ireland)*	1,649,521	7,517,111

Food & Life Cos., Ltd. (Japan)	257,704	11,109,955

momo.com, Inc. (Taiwan)	221,400	14,946,701

Thule Group AB (Sweden)[1]	190,000	8,422,339

Total Consumer Discretionary		71,436,578

Consumer Staples - 7.0%

Kobe Bussan Co., Ltd. (Japan)	1,110,498	34,987,838

Pola Orbis Holdings, Inc. (Japan)	636,100	16,772,619

Sugi Holdings Co., Ltd. (Japan)	265,197	19,348,554

Zur Rose Group AG (Switzerland)*	18,500	7,084,335

Total Consumer Staples		78,193,346

Energy - 0.5%

Friedrich Vorwerk Group SE (Germany)*	93,600	5,358,414

Financials - 14.3%

Aruhi Corp. (Japan)	116,847	1,503,328

Conduit Holdings, Ltd. (Bermuda)*	1,070,700	7,775,771

doValue S.P.A. (Italy)[1]	485,500	5,345,432

FinecoBank Banca Fineco S.P.A. (Italy)*	519,013	9,057,464

Lancashire Holdings, Ltd. (United Kingdom)	1,706,976	14,481,836

Nordnet AB publ (Sweden)[2]	1,395,087	23,547,320

Patria Investments, Ltd., Class A (Cayman Islands)[2]	544,400	9,592,328

St James’s Place PLC (United Kingdom)	1,609,800	32,915,106

Steadfast Group, Ltd. (Australia)	6,463,683	21,309,192

Tamburi Investment Partners S.P.A. (Italy)	753,915	7,400,668

Topdanmark AS (Denmark)	380,011	19,774,361

Zenkoku Hosho Co., Ltd. (Japan)	175,809	7,542,517

Total Financials		160,245,323

	Shares	Value

Health Care - 8.8%

ALK-Abello A/S (Denmark)*	32,462	$15,493,287

Amplifon S.P.A. (Italy)[2]	279,595	13,824,224

As One Corp. (Japan)	71,600	9,344,536

Mani, Inc. (Japan)	352,033	8,071,896

MedPeer, Inc. (Japan)*	151,300	5,999,741

Menicon Co., Ltd. (Japan)	198,400	13,898,563

Nippon Shinyaku Co., Ltd. (Japan)	137,200	10,915,304

Orpea SA (France)*	169,482	21,577,307

Total Health Care		99,124,858

Industrials - 26.7%

A-Living Smart City Services Co., Ltd. (China)[1]	3,491,900	17,332,173

Befesa, S.A. (Luxembourg)[1]	248,261	19,080,327

Boa Vista Servicos, S.A. (Brazil)	2,544,250	5,718,910

Bodycote PLC (United Kingdom)	876,839	10,272,944

Daiseki Co., Ltd. (Japan)	183,000	8,220,430

Electrocomponents PLC (United Kingdom)	1,156,751	16,480,354

Fuji Corp. (Japan)	845,500	19,367,172

Genuit Group PLC (United Kingdom)	1,911,276	16,221,413

HomeServe PLC (United Kingdom)	1,504,800	19,901,702

Howden Joinery Group PLC (United Kingdom)	1,550,663	17,536,393

Interpump Group S.P.A. (Italy)	319,457	18,953,519

IPH, Ltd. (Australia)	2,535,540	14,836,994

Melrose Industries PLC (United Kingdom)	5,997,422	12,909,595

Nexans, S.A. (France)	32,881	3,000,439

Prosegur Cia de Seguridad, S.A. (Spain)	5,980,091	19,571,630

Rotork PLC (United Kingdom)	5,224,400	24,640,346

RWS Holdings PLC (United Kingdom)	1,701,000	13,259,117

Stabilus, S.A. (Luxembourg)	153,211	12,480,141

Valmet OYJ (Finland)	663,200	28,961,500

Total Industrials		298,745,099

Information Technology - 14.5%

Accton Technology Corp. (Taiwan)	1,231,000	14,576,987

BE Semiconductor Industries, N.V. (Netherlands)	228,700	19,489,303

Chinasoft International, Ltd. (China)	6,348,400	11,546,944

Elecom Co., Ltd. (Japan)	831,976	15,561,746

Horiba, Ltd. (Japan)	273,448	17,746,887

Keywords Studios PLC (Ireland)*	247,971	8,541,155

LINK Mobility Group Holding A.S.A. (Norway)*	931,600	3,401,741

Pexip Holding A.S.A. (Norway)*	725,857	6,491,358

Pushpay Holdings, Ltd. (New Zealand)*	5,723,500	7,201,292

Sopra Steria Group SACA (France)	46,300	8,908,891

Spirent Communications PLC (United Kingdom)	4,733,800	16,137,225

The accompanying notes are an integral part of these financial statements.

16

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 14.5% (continued)

Systena Corp. (Japan)	528,700	$10,111,928

Tokai Carbon Korea Co., Ltd. (South Korea)	36,921	6,604,252

Tri Chemical Laboratories, Inc. (Japan)	344,500	10,176,310

Yeahka, Ltd. (China)*,2	1,048,600	6,591,271
Total Information Technology		163,087,290

Materials - 3.9%

Asahi Holdings, Inc. (Japan)	832,500	16,939,957

Huhtamaki Oyj (Finland)	117,800	5,587,496

Toyo Gosei Co., Ltd. (Japan)	103,700	11,482,190

Verallia, S.A. (France)[1]	256,300	9,496,358
Total Materials		43,506,001

Real Estate - 1.9%

Katitas Co., Ltd. (Japan)	333,552	9,377,731

Real Matters, Inc. (Canada)*	848,100	12,233,001
Total Real Estate		21,610,732

Utilities - 1.7%

Rubis SCA (France)	434,030	19,312,432

Total Common Stocks

(Cost $879,939,154)		1,091,690,929

	Principal Amount
Short-Term Investments - 3.7%

Joint Repurchase Agreements - 2.8%[3]

Bethesda Securities LLC, dated 06/30/21, due 07/01/21, 0.080% total to be received $1,487,385 (collateralized by various U.S. Government Agency Obligations, 1.500% - 6.500%, 01/01/25 - 04/01/51, totaling $1,517,130)	$1,487,382	1,487,382

Cantor Fitzgerald Securities, Inc., dated 06/30/21, due 07/01/21, 0.050% total to be received $7,509,210 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.125% - 9.000%, 07/25/21 - 05/20/71, totaling $7,659,384)	7,509,200	7,509,200

Citadel Securities LLC, dated 06/30/21, due 07/01/21, 0.090% total to be received $4,198,901 (collateralized by various U.S. Treasuries, 0.000% - 8.125%, 07/01/21 - 11/15/50, totaling $4,282,880)	4,198,891	4,198,891

Daiwa Capital Markets America, dated 06/30/21, due 07/01/21, 0.050% total to be received $3,090,419 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 11/30/21 - 07/01/51, totaling $3,152,223)	3,090,415	3,090,415

	Principal Amount	Value

Industrial and Commercial Bank of China Financial Services LLC, dated 06/30/21, due 07/01/21, 0.040% total to be received $1,181,182 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 07/07/21 - 11/01/49, totaling $1,204,805)	$1,181,181	$1,181,181

JVB Financial Group LLC, dated 06/30/21, due 07/01/21, 0.090% total to be received $2,787,963 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.125% - 7.000%, 08/01/21 - 06/01/51, totaling $2,843,715)	2,787,956	2,787,956

Mirae Asset Securities USA, Inc., dated 06/30/21, due 07/01/21, 0.060% total to be received $3,542,098 (collateralized by various U.S. Government Agency Obligations, 0.500% - 7.500%, 05/01/24 - 04/20/71, totaling $3,612,940)	3,542,092	3,542,092

State of Wisconsin Investment Board, dated 06/30/21, due 07/01/21, 0.110% total to be received $5,525,216 (collateralized by various U.S. Treasuries, 3.875%, 07/15/23 - 02/15/48, totaling $5,636,305)	5,525,199	5,525,199

StoneX Financial Inc., dated 06/30/21, due 07/01/21, 0.100% total to be received $2,295,325 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.320% - 9.000%, 12/01/21 - 05/20/71, totaling $2,341,225)	2,295,319	2,295,319

Total Joint Repurchase Agreements		31,617,635

	Shares

Other Investment Companies - 0.9%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[4]	3,086,724	3,086,724

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[4]	3,086,723	3,086,723

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[4]	3,180,261	3,180,261
Total Other Investment Companies		9,353,708
Total Short-Term Investments

(Cost $40,971,343)		40,971,343
Total Investments - 101.1%

(Cost $920,910,497)		1,132,662,272
Other Assets, less Liabilities - (1.1)%		(12,189,781)
Net Assets - 100.0%		$1,120,472,491

The accompanying notes are an integral part of these financial statements.

17

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (continued)

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of these securities amounted to $80,020,951 or 7.1% of net assets.

[2]

Some of these securities, amounting to $14,977,830 or 1.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[3]

Cash collateral received for securities lending activity was invested in these joint repurchase agreements. The Fund received collateral of $20,249,600 before the effective date of certain security loans. The security loans were effective as of on July 2, 2021.

[4]	Yield shown represents the June 30, 2021, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks

Industrials	$18,978,027	$279,767,072	–	$298,745,099

Information Technology	11,942,896	151,144,394	–	163,087,290

Financials	40,915,419	119,329,904	–	160,245,323

Communication Services	29,952,386	101,118,470	–	131,070,856

Health Care	–	99,124,858	–	99,124,858

Consumer Staples	–	78,193,346	–	78,193,346

Consumer Discretionary	8,442,950	62,993,628	–	71,436,578

Materials	–	43,506,001	–	43,506,001

Real Estate	12,233,001	9,377,731	–	21,610,732

Utilities	–	19,312,432	–	19,312,432

Energy	5,358,414	–	–	5,358,414

Short-Term Investments

Joint Repurchase Agreements	–	31,617,635	–	31,617,635

Other Investment Companies	9,353,708	–	–	9,353,708

Total Investment in Securities	$137,176,801	$995,485,471	–	$1,132,662,272

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

18

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (continued)

The country allocation in the Schedule of Portfolio Investments at June 30, 2021, was as follows:

Country	% of Long-Term Investments

Australia	3.3

Bermuda	0.7

Brazil	1.3

Canada	1.1

Cayman Islands	0.9

China	3.8

Denmark	3.2

Finland	3.2

France	6.4

Germany	0.5

Ireland	1.5

Italy	5.0

Japan	26.7

Luxembourg	2.9

Netherlands	1.8

New Zealand	0.7

Norway	0.9

South Korea	0.6

Spain	3.7

Sweden	6.6

Switzerland	0.6

Taiwan	2.7

United Kingdom	21.9

100.0

The accompanying notes are an integral part of these financial statements.

19

AMG TimesSquare Emerging Markets Small Cap Fund Fund Snapshots (unaudited) June 30, 2021

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Information Technology	35.9

Consumer Discretionary	19.8

Industrials	10.5

Financials	10.1

Health Care	7.4

Consumer Staples	3.9

Communication Services	3.6

Materials	3.0

Energy	2.1

Real Estate	1.0

Short-Term Investments	6.0

Other Assets Less Liabilities	(3.3)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Green World FinTech Service Co., Ltd. (Taiwan)	2.9

Beijing Thunisoft Corp., Ltd., Class A (China)	2.2

eCloudvalley Digital Technology Co., Ltd. (Taiwan)	2.1

Hyundai Ezwel Co., Ltd. (South Korea)	2.0

Venustech Group, Inc., Class A (China)	2.0

Koreacenter Co., Ltd. (South Korea)	2.0

Dian Diagnostics Group Co., Ltd., Class A (China)	2.0

ICICI Securities, Ltd. (India)	2.0

Afya, Ltd., Class A (Brazil)	1.9

AEON Motor Co., Ltd. (Taiwan)	1.9

Top Ten as a Group	21.0

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

20

AMG TimesSquare Emerging Markets Small Cap Fund Schedule of Portfolio Investments (unaudited) June 30, 2021

	Shares	Value
Common Stocks - 96.7%

Communication Services - 3.6%

CD Projekt, S.A. (Poland)	1,200	$58,298

HUYA, Inc., ADR (China)*,1	5,700	100,605

Link Net Tbk PT (Indonesia)	274,500	81,474

Sarana Menara Nusantara Tbk PT (Indonesia)	938,400	80,320
Total Communication Services		320,697

Consumer Discretionary - 19.8%

AEON Motor Co., Ltd. (Taiwan)*	108,800	166,489

Afya, Ltd., Class A (Brazil)*	6,600	170,148

Cashbuild, Ltd. (South Africa)	1,800	34,916

Despegar.com Corp. (Argentina)*	6,600	87,186

Detsky Mir PJSC (Russia)[2]	50,500	104,456

Dixon Technologies India, Ltd. (India)*	1,400	83,413

Fu Shou Yuan International Group, Ltd. (China)	31,400	30,683

Hoteles City Express SAB de CV (Mexico)*	249,000	88,313

JUMBO SA (Greece)	6,500	109,480

Koreacenter Co., Ltd. (South Korea)*	23,600	178,000

Kyochon F&B Co., Ltd. (South Korea)	9,200	163,280

Lojas Quero Quero S/A (Brazil)	27,900	128,960

momo.com, Inc. (Taiwan)	700	47,257

OPAP, S.A. (Greece)*	7,200	108,592

Petrobras Distribuidora, S.A. (Brazil)	20,900	111,942

Varroc Engineering, Ltd. (India)*,2	28,400	140,444
Total Consumer Discretionary		1,753,559

Consumer Staples - 3.3%

Delfi, Ltd. (Singapore)	149,000	103,732

Distell Group Holdings, Ltd. (South Africa)*	6,800	79,524

Puregold Price Club, Inc. (Philippines)	133,200	110,511
Total Consumer Staples		293,767

Energy - 2.1%

Aegis Logistics, Ltd. (India)*	19,800	91,741

AKR Corporindo Tbk PT (Indonesia)	422,000	91,825
Total Energy		183,566

Financials - 10.1%

Bangkok Commercial Asset Management PCL (Thailand)	183,200	106,350

ICICI Securities, Ltd. (India)*,2	20,400	176,191

JM Financial, Ltd. (India)	92,300	110,151

Nippon Life India Asset Management, Ltd. (India)[2]	28,600	141,013

Noah Holdings, Ltd., ADR (China)*	2,400	113,280

Patria Investments, Ltd., Class A (Cayman Islands)	8,900	156,818

	Shares	Value

Transaction Capital, Ltd. (South Africa)	34,900	$92,431
Total Financials		896,234

Health Care - 7.4%

Blau Farmaceutica, S.A. (Brazil)*	9,200	90,358

Dian Diagnostics Group Co., Ltd., Class A (China)*	29,900	177,002

New Frontier Health Corp. (Hong Kong)*,1	12,000	134,040

Ray Co., Ltd. (South Korea)*	5,200	139,326

Shanghai Kindly Medical Instruments Co., Ltd., Class H (China)	23,300	114,714
Total Health Care		655,440

Industrials - 10.5%

A-Living Smart City Services Co., Ltd. (China)[2]	30,500	151,388

Bizlink Holding, Inc. (United States)	16,600	154,231

Boa Vista Servicos, S.A. (Brazil)	44,300	99,577

China Conch Venture Holdings, Ltd. (China)	7,300	30,715

Grupo Rotoplas SAB de CV (Mexico)	55,200	91,658

IndiaMart InterMesh, Ltd. (India)*,2	1,100	103,605

KAP Industrial Holdings, Ltd. (South Africa)*	339,000	98,044

KEI Industries, Ltd. (India)	9,200	85,916

NICE Information Service Co., Ltd. (South Korea)	1,500	33,431

TCI Express, Ltd. (India)*	4,100	79,506
Total Industrials		928,071
Information Technology - 35.9%

Accton Technology Corp. (Taiwan)	13,500	159,861

Alchip Technologies, Ltd. (Taiwan)*	6,800	148,945

Beijing Thunisoft Corp., Ltd., Class A (China)*	64,500	191,987

Chinasoft International, Ltd. (China)	62,500	113,680

Chroma ATE, Inc. (Taiwan)	17,600	120,893

Cyient, Ltd. (India)	13,800	159,850

Douzone Bizon Co., Ltd. (South Korea)	1,700	125,169

eCloudvalley Digital Technology Co., Ltd. (Taiwan)*	11,800	186,039

Elite Material Co., Ltd. (Taiwan)*	20,200	157,918

Green World FinTech Service Co., Ltd. (Taiwan)	4,800	258,412

Hyundai Ezwel Co., Ltd. (South Korea)	17,100	179,307

Kingsoft Corp., Ltd. (China)	15,600	93,427

LiveChat Software, S.A. (Poland)	3,000	108,418

Locaweb Servicos de Internet, S.A. (Brazil)[2]	15,100	82,030

Opera, Ltd., ADR (Norway)*	12,000	123,000

Sinbon Electronics Co., Ltd. (Taiwan)*	9,000	88,432

Tokai Carbon Korea Co., Ltd. (South Korea)	600	107,325

TOTVS, S.A. (Brazil)	12,600	95,048

Venustech Group, Inc., Class A (China)*	39,800	178,596

Webcash Corp. (South Korea)	3,300	104,905

The accompanying notes are an integral part of these financial statements.

21

AMG TimesSquare Emerging Markets Small Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 35.9% (continued)

WinWay Technology Co., Ltd. (Taiwan)	14,025	$134,822

WONIK IPS Co., Ltd. (South Korea)	3,300	145,203

Yeahka, Ltd. (China)*,1	17,800	111,887

Total Information Technology		3,175,154

Materials - 3.0%

Egypt Kuwait Holding Co., S.A.E. (Egypt)*	88,040	87,424

EPL, Ltd. (India)*	22,700	85,582

Hansol Chemical Co., Ltd. (South Korea)	400	87,143

Total Materials		260,149

Real Estate - 1.0%

Corp. Inmobiliaria Vesta SAB de CV (Mexico)	43,500	84,757

Total Common Stocks

(Cost $7,035,643)		8,551,394

Participation Notes - 0.6%

Consumer Staples - 0.6%

Masan Group Corp., 11/24/21 (JP Morgan) (Vietnam)	12,000	58,079

Total Participation Notes

(Cost $29,784)		58,079

	Principal Amount

Short-Term Investments - 6.0%

Joint Repurchase Agreements - 4.2%[3]

Daiwa Capital Markets America, dated 06/30/21, due 07/01/21, 0.050% total to be received $368,946 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 11/30/21 -07/01/51, totaling $376,324)	$368,945	368,945

	Shares	Value

Other Investment Companies - 1.8%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[4]	51,720	$51,720

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[4]	51,720	51,720

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[4]	53,288	53,288

Total Other Investment Companies		156,728

Total Short-Term Investments

(Cost $525,673)		525,673

Total Investments - 103.3%

(Cost $7,591,100)		9,135,146

Other Assets, less Liabilities - (3.3)%		(289,848)

Net Assets - 100.0%		$8,845,298

*	Non-income producing security.
[1]	Some of these securities, amounting to $315,320 or 3.6% of net assets, were out on loan to various borrowers and are collateralized by cash. See Note 4 of Notes to Financial Statements.
[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of these securities amounted to $899,127 or 10.2% of net assets.

[3]

Cash collateral received for securities lending activity was invested in these joint repurchase agreements. $42,011 of the collateral related to loaned securities, which were returned to the Fund on June 30, 2021. The collateral was returned to the counterparty on July 1, 2021.

[4]	Yield shown represents the June 30, 2021, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR   American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

22

AMG TimesSquare Emerging Markets Small Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Information Technology	$666,908	$2,508,246	–	$3,175,154

Consumer Discretionary	621,465	1,132,094	–	1,753,559

Industrials	289,279	638,792	–	928,071

Financials	362,529	533,705	–	896,234

Health Care	224,398	431,042	–	655,440

Communication Services	100,605	220,092	–	320,697

Consumer Staples	190,035	103,732	–	293,767

Materials	87,424	172,725	–	260,149

Energy	–	183,566	–	183,566

Real Estate	84,757	–	–	84,757

Participation Notes

Consumer Staples	–	58,079	–	58,079

Short-Term Investments

Joint Repurchase Agreements	–	368,945	–	368,945

Other Investment Companies	156,728	–	–	156,728

Total Investments in Securities	$2,784,128	$6,351,018	–	$9,135,146

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at June 30, 2021, was as follows:

Country	% of Long-Term Investments

Argentina	1.0

Brazil	9.0

Cayman Islands	1.8

China	16.4

Egypt	1.0

Greece	2.5

Hong Kong	1.6

India	14.6

Indonesia	3.0

Mexico	3.1

Norway	1.4

Philippines	1.3

Country	% of Long-Term Investments

Poland	1.9

Russia	1.2

Singapore	1.2

South Africa	3.5

South Korea	14.7

Taiwan	17.1

Thailand	1.2

United States	1.8

Vietnam	0.7

100.0

The accompanying notes are an integral part of these financial statements.

23

AMG TimesSquare Global Small Cap Fund Fund Snapshots (unaudited) June 30, 2021

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	23.0

Financials	15.9

Information Technology	15.6

Consumer Discretionary	13.3

Health Care	11.0

Communication Services	6.9

Consumer Staples	5.0

Real Estate	2.4

Materials	2.3

Utilities	0.7

Energy	0.5

Short-Term Investments	3.5

Other Assets Less Liabilities	(0.1)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Charles River Laboratories International, Inc.	3.7

Teleperformance (France)	2.4

Pan Pacific International Holdings Corp. (Japan)	2.1

Zynga, Inc., Class A	2.1

PJT Partners, Inc., Class A	2.0

Evercore, Inc., Class A	2.0

Signature Bank	2.0

St James’s Place PLC (United Kingdom)	1.9

Gartner, Inc.	1.9

Encompass Health Corp.	1.9

Top Ten as a Group	22.0

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

24

AMG TimesSquare Global Small Cap Fund Schedule of Portfolio Investments (unaudited) June 30, 2021

	Shares	Value

Common Stocks - 96.6%

Communication Services - 6.9%

Auto Trader Group PLC (United Kingdom)*,1	2,300	$20,143

Future PLC (United Kingdom)	600	25,995

giftee, Inc. (Japan)*	300	9,536

HUYA, Inc., ADR (China)*,2	400	7,060

Kadokawa Corp. (Japan)	300	12,184

Kakaku.com, Inc. (Japan)	700	21,059

Nordic Entertainment Group AB, Class B (Sweden)*	600	26,466

Zynga, Inc., Class A (United States)*	4,900	52,087

Total Communication Services		174,530

Consumer Discretionary - 13.3%

Afya, Ltd., Class A (Brazil)*	500	12,890

Brunswick Corp. (United States)	400	39,848

Callaway Golf Co. (United States)[2]	800	26,984

CIE Automotive, S.A. (Spain)	700	20,729

Dalata Hotel Group PLC (Ireland)*	2,000	9,114

Floor & Decor Holdings, Inc., Class A (United States)*	300	31,710

Food & Life Cos., Ltd. (Japan)	300	12,933

Hilton Grand Vacations, Inc. (United States)*	700	28,973

momo.com, Inc. (Taiwan)	300	20,253

National Vision Holdings, Inc. (United States)*	800	40,904

Pan Pacific International Holdings Corp. (Japan)	2,600	54,067

Planet Fitness, Inc., Class A (United States)*	300	22,575

Thule Group AB (Sweden)[1]	300	13,299

Total Consumer Discretionary		334,279

Consumer Staples - 5.0%

Kobe Bussan Co., Ltd. (Japan)	1,300	40,958

Performance Food Group Co. (United States)*	500	24,245

Pola Orbis Holdings, Inc. (Japan)	600	15,821

Sugi Holdings Co., Ltd. (Japan)	350	25,536

Zur Rose Group AG (Switzerland)*	50	19,147

Total Consumer Staples		125,707

Energy - 0.5%

Friedrich Vorwerk Group SE (Germany)*	200	11,450

Financials - 15.9%

Conduit Holdings, Ltd. (Bermuda)*	1,600	11,620

doValue S.P.A. (Italy)[1]	700	7,707

Evercore, Inc., Class A (United States)	350	49,270

FinecoBank Banca Fineco S.P.A. (Italy)*	1,100	19,196

Lancashire Holdings, Ltd. (United Kingdom)	1,600	13,574

	Shares	Value

Nordnet AB publ (Sweden)	1,800	$30,382

Patria Investments, Ltd., Class A (Cayman Islands)	800	14,096

PJT Partners, Inc., Class A (United States)	700	49,966

RenaissanceRe Holdings, Ltd. (Bermuda)	300	44,646

Signature Bank (United States)	200	49,130

St James’s Place PLC (United Kingdom)	2,400	49,072

Steadfast Group, Ltd. (Australia)	8,200	27,033

Topdanmark AS (Denmark)	400	20,815

TPG Pace Beneficial Finance Corp., Class A (United States)*,2	1,100	14,157

Total Financials		400,664

Health Care - 11.0%

Amplifon S.P.A. (Italy)	600	29,666

Charles River Laboratories International, Inc. (United States)*	250	92,480

Chemed Corp. (United States)	50	23,725

Encompass Health Corp. (United States)	600	46,818

Mani, Inc. (Japan)	300	6,879

MedPeer, Inc. (Japan)*	200	7,931

Menicon Co., Ltd. (Japan)	300	21,016

Nippon Shinyaku Co., Ltd. (Japan)	300	23,867

Orpea SA (France)*	200	25,463

Total Health Care		277,845

Industrials - 23.0%

A-Living Smart City Services Co., Ltd. (China)[1]	4,500	22,336

The AZEK Co., Inc. (United States)*	800	33,968

Befesa, S.A. (Luxembourg)[1]	300	23,057

Boa Vista Servicos, S.A. (Brazil)	5,400	12,138

Booz Allen Hamilton Holding Corp. (United States)	450	38,331

Electrocomponents PLC (United Kingdom)	1,300	18,521

EMCOR Group, Inc. (United States)	200	24,638

Fuji Corp. (Japan)	1,100	25,197

Genuit Group PLC (United Kingdom)	1,900	16,126

HomeServe PLC (United Kingdom)	1,800	23,806

Howden Joinery Group PLC (United Kingdom)	1,900	21,487

Interpump Group S.P.A. (Italy)	300	17,799

IPH, Ltd. (Australia)	2,800	16,385

ITT, Inc. (United States)	300	27,477

KION Group AG (Germany)	166	17,722

Melrose Industries PLC (United Kingdom)	8,800	18,942

Prosegur Cia de Seguridad, S.A. (Spain)	6,200	20,291

Rexnord Corp. (United States)	700	35,028

The accompanying notes are an integral part of these financial statements.

25

AMG TimesSquare Global Small Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Industrials - 23.0% (continued)

Rotork PLC (United Kingdom)	4,800	$22,639

RWS Holdings PLC (United Kingdom)	2,200	17,149

Stabilus, S.A. (Luxembourg)	100	8,146

Teleperformance (France)	150	60,913

Valmet OYJ (Finland)	800	34,935

WillScot Mobile Mini Holdings Corp. (United States)*,2	800	22,296

Total Industrials		579,327

Information Technology - 15.6%

Accton Technology Corp. (Taiwan)	1,500	17,762

BE Semiconductor Industries, N.V. (Netherlands)	300	25,565

Chinasoft International, Ltd. (China)	7,100	12,914

Elecom Co., Ltd. (Japan)	900	16,834

Gartner, Inc. (United States)*	200	48,440

Horiba, Ltd. (Japan)	300	19,470

Jack Henry & Associates, Inc. (United States)	200	32,702

Keywords Studios PLC (Ireland)*	300	10,333

LINK Mobility Group Holding A.S.A. (Norway)*	1,800	6,573

Littelfuse, Inc. (United States)	100	25,479

MKS Instruments, Inc. (United States)	250	44,487

Monolithic Power Systems, Inc. (United States)	50	18,673

Nice, Ltd., Sponsored ADR (Israel)*	150	37,119

Pexip Holding A.S.A. (Norway)*	1,000	8,943

Pushpay Holdings, Ltd. (New Zealand)*	9,000	11,324

Spirent Communications PLC (United Kingdom)	5,700	19,431

Systena Corp. (Japan)	700	13,388

Tri Chemical Laboratories, Inc. (Japan)	400	11,816

Yeahka, Ltd. (China)*,2	2,000	12,572

Total Information Technology		393,825

Materials - 2.3%

Asahi Holdings, Inc. (Japan)	900	18,313

	Shares	Value

Huhtamaki Oyj (Finland)	200	$9,486

Toyo Gosei Co., Ltd. (Japan)	100	11,073

Verallia, S.A. (France)[1]	500	18,526

Total Materials		57,398

Real Estate - 2.4%

Katitas Co., Ltd. (Japan)	400	11,246

Kennedy-Wilson Holdings, Inc. (United States)	1,800	35,766

Real Matters, Inc. (Canada)*	900	12,981

Total Real Estate		59,993

Utilities - 0.7%

Rubis SCA (France)	400	17,798

Total Common Stocks

(Cost $1,840,236)		2,432,816

	Principal Amount

Short-Term Investments - 3.5%

Joint Repurchase Agreements - 1.1%[3]

HSBC Securities USA, Inc., dated 06/30/21, due 07/01/21, 0.04% total to be received $28,597 (collateralized by various U.S. Treasuries, 0.000% - 8.000%, 11/15/21 - 02/15/48, totaling $29,169)	$28,597	28,597

	Shares

Other Investment Companies - 2.4%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[4]	59,429	59,429

Total Short-Term Investments (Cost $88,026)		88,026

Total Investments - 100.1% (Cost $1,928,262)		2,520,842

Other Assets, less Liabilities - (0.1)%		(2,162)

Net Assets - 100.0%		$2,518,680

*	Non-income producing security.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of these securities amounted to $105,068 or 4.2% of net assets.

[2]

Some of these securities, amounting to $76,392 or 3.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the June 30, 2021, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

26

AMG TimesSquare Global Small Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Industrials	$211,025	$368,302	–	$579,327

Financials	263,267	137,397	–	400,664

Information Technology	223,806	170,019	–	393,825

Consumer Discretionary	203,884	130,395	–	334,279

Health Care	163,023	114,822	–	277,845

Communication Services	85,142	89,388	–	174,530

Consumer Staples	24,245	101,462	–	125,707

Real Estate	48,747	11,246	–	59,993

Materials	–	57,398	–	57,398

Utilities	–	17,798	–	17,798

Energy	11,450	–	–	11,450

Short-Term Investments

Joint Repurchase Agreements	–	28,597	–	28,597

Other Investment Companies	59,429	–	–	59,429

Total Investment in Securities	$1,294,018	$1,226,824	–	$2,520,842

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at June 30, 2021, was as follows:

Country	% of Long-Term Investments

Australia	1.8

Bermuda	2.3

Brazil	1.0

Canada	0.5

Cayman Islands	0.6

China	2.3

Denmark	0.8

Finland	1.8

France	5.0

Germany	1.2

Ireland	0.8

Israel	1.5

Italy	3.1

Country	% of Long-Term Investments

Japan	15.6

Luxembourg	1.3

Netherlands	1.0

New Zealand	0.5

Norway	0.6

Spain	1.7

Sweden	2.9

Switzerland	0.8

Taiwan	1.6

United Kingdom	11.0

United States	40.3

100.0

The accompanying notes are an integral part of these financial statements.

27

Statement of Assets and Liabilities (unaudited) June 30, 2021

	AMG TimesSquare Small Cap Growth Fund	AMG TimesSquare Mid Cap Growth Fund	AMG TimesSquare International Small Cap Fund	AMG TimesSquare Emerging Markets Small Cap Fund	AMG TimesSquare Global Small Cap Fund

Assets:

Investments at value[1] (including securities on loan valued at $78,926,257, $120,228,687, $14,977,830, $315,320, and $76,392, respectively)	$478,950,410	$2,002,033,938	$1,132,662,272	$9,135,146	$2,520,842

Cash	286,501	127,332	–	–	108

Foreign currency[2]	–	–	28,539,251	106,647	39,302

Receivable for investments sold	1,228,555	5,706,759	9,726,439	–	16,133

Dividend and interest receivables	116,989	440,916	2,555,558	17,576	3,099

Securities lending income receivable	38,567	14,470	108,570	395	221

Receivable for Fund shares sold	45,432	556,970	887,056	2,500	–

Receivable from affiliate	–	–	–	6,730	5,714

Prepaid expenses and other assets	21,854	60,908	47,478	–	–

Total assets	480,688,308	2,008,941,293	1,174,526,624	9,268,994	2,585,419

Liabilities:

Payable upon return of securities loaned	22,014,605	5,540,228	31,617,635	368,945	28,597

Payable for investments purchased	4,208,648	3,285,293	20,668,755	–	16,185

Payable for Fund shares repurchased	457,319	2,045,576	741,260	–	–

Payable for foreign capital gains tax	–	–	–	34,263	–

Accrued expenses:

Investment advisory and management fees	294,841	1,268,871	698,640	6,762	1,438

Administrative fees	55,266	240,925	139,728	1,068	308

Distribution fees	–	–	–	13	14

Shareholder service fees	19,276	109,369	62,559	9	–

Other	69,234	197,884	125,556	12,636	20,197

Total liabilities	27,119,189	12,688,146	54,054,133	423,696	66,739

Net Assets	$453,569,119	$1,996,253,147	$1,120,472,491	$8,845,298	$2,518,680

[1] Investments at cost	$360,603,726	$1,263,292,272	$920,910,497	$7,591,100	$1,928,262

[2] Foreign currency at cost	–	–	$28,646,477	$107,783	$39,453

The accompanying notes are an integral part of these financial statements.

28

Statement of Assets and Liabilities (continued)

	AMG TimesSquare Small Cap Growth Fund	AMG TimesSquare Mid Cap Growth Fund	AMG TimesSquare International Small Cap Fund	AMG TimesSquare Emerging Markets Small Cap Fund	AMG TimesSquare Global Small Cap Fund

Net Assets Represent:

Paid-in capital	$266,097,448	$927,352,515	$990,770,393	$5,536,245	$1,943,505

Total distributable earnings	187,471,671	1,068,900,632	129,702,098	3,309,053	575,175
Net Assets	$453,569,119	$1,996,253,147	$1,120,472,491	$8,845,298	$2,518,680

Class N:

Net Assets	$113,484,473	$539,598,081	$28,156,906	$71,273	$67,735

Shares outstanding	6,501,844	25,119,830	1,458,483	4,314	5,189

Net asset value, offering and redemption price per share	$17.45	$21.48	$19.31	$16.52	$13.05

Class I:

Net Assets	$12,754,310	$546,824,150	$675,735,329	$479,900	$39,831
Shares outstanding	696,762	24,305,806	34,884,625	28,895	3,037

Net asset value, offering and redemption price per share	$18.31	$22.50	$19.37	$16.61	$13.12

Class Z:

Net Assets	$327,330,336	$909,830,916	$416,580,256	$8,294,125	$2,411,114

Shares outstanding	17,824,798	40,288,477	21,482,995	499,579	183,821

Net asset value, offering and redemption price per share	$18.36	$22.58	$19.39	$16.60	$13.12

The accompanying notes are an integral part of these financial statements.

29

Statement of Operations (unaudited) For the six months ended June 30, 2021

	AMG TimesSquare Small Cap Growth Fund	AMG TimesSquare Mid Cap Growth Fund	AMG TimesSquare International Small Cap Fund	AMG TimesSquare Emerging Markets Small Cap Fund	AMG TimesSquare Global Small Cap Fund
Investment Income:

Dividend income	$26,731	$5,231,291 [1]	$10,494,724	$53,797	$15,115

Securities lending income	332,164	145,969	491,884	2,706	1,070

Foreign withholding tax	–	(24,388)	(976,986)	(7,157)	(1,612)

Total investment income	358,895	5,352,872	10,009,622	49,346	14,573

Expenses:

Investment advisory and management fees	1,791,291	7,764,206	4,078,039	37,503	8,216

Administrative fees	340,118	1,474,217	815,608	5,922	1,761

Distribution fees - Class N	–	–	–	59	81

Shareholder servicing fees - Class N	113,299	564,807	38,567	35	–

Shareholder servicing fees - Class I	4,313	129,499	324,864	3	–

Professional fees	29,819	54,818	38,063	17,910	16,657

Registration fees	21,374	38,641	44,584	7,521	6,498

Trustee fees and expenses	18,449	77,542	41,455	287	88

Custodian fees	18,097	46,451	79,415	20,232	14,439

Reports to shareholders	8,409	74,158	48,681	739	669

Transfer agent fees	5,557	25,324	20,032	360	215

Miscellaneous	6,865	23,350	16,415	3,833	1,110

Repayment of prior reimbursements	8,691	–	–	–	–

Total expenses before offsets	2,366,282	10,273,013	5,545,723	94,404	49,734

Expense reimbursements	(3,842)	–	–	(42,265)	(37,916)

Expense reductions	(44,883)	(87,365)	–	–	–

Net expenses	2,317,557	10,185,648	5,545,723	52,139	11,818

Net investment income (loss)	(1,958,662)	(4,832,776)	4,463,899	(2,793)	2,755

Net Realized and Unrealized Gain:

Net realized gain on investments	53,084,120	272,132,344 [2]	118,937,629	1,522,034	157,055

Net realized loss on foreign currency transactions	–	–	(550,389)	(1,070)	(1,225)

Net change in unrealized appreciation/depreciation on investments	(24,058,544)	(91,438,555)	(71,398,911)	24,826	29,965

Net change in unrealized appreciation/depreciation on foreign currency translations	–	–	(208,971)	(5,970)	(309)

Net realized and unrealized gain	29,025,576	180,693,789	46,779,358	1,539,820	185,486

Net increase in net assets resulting from operations	$27,066,914	$175,861,013	$51,243,257	$1,537,027	$188,241

[1]	Includes non-recurring dividends of $1,412,550.
[2]	Includes realized gains of $10,031,833 relating to redemptions in-kind. See note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

30

Statements of Changes in Net Assets For the six months ended June 30, 2021 (unaudited) and the fiscal year ended December 31, 2020

	AMG TimesSquare Small Cap Growth Fund		AMG TimesSquare Mid Cap Growth Fund		AMG TimesSquare International Small Cap Fund
	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020
Increase in Net Assets Resulting From Operations:
Net investment income (loss)	$(1,958,662)	$(2,635,495)	$(4,832,776)	$(6,505,668)	$4,463,899	$3,290,328
Net realized gain (loss) on investments	53,084,120	103,888,995	272,132,344	425,100,120	118,387,240	(38,519,843)
Net change in unrealized appreciation/depreciation on investments	(24,058,544)	15,244,685	(91,438,555)	121,000,209	(71,607,882)	144,045,247
Net increase in net assets resulting from operations	27,066,914	116,498,185	175,861,013	539,594,661	51,243,257	108,815,732
Distributions to Shareholders:
Class N	–	(14,186,731)	–	(101,447,820)	–	–
Class I	–	(1,430,225)	–	(82,109,733)	–	(174,954)
Class Z	–	(37,842,742)	–	(140,525,298)	–	(411,538)
Total distributions to shareholders	–	(53,459,698)	–	(324,082,851)	–	(586,492)
Capital Share Transactions:[1]
Net decrease from capital share transactions	(18,833,789)	(102,684,467)	(216,837,592)	(63,463,055)	(3,637,860)	(166,022,077)

Total increase (decrease) in net assets	8,233,125	(39,645,980)	(40,976,579)	152,048,755	47,605,397	(57,792,837)
Net Assets:
Beginning of period	445,335,994	484,981,974	2,037,229,726	1,885,180,971	1,072,867,094	1,130,659,931
End of period	$453,569,119	$445,335,994	$1,996,253,147	$2,037,229,726	$1,120,472,491	$1,072,867,094

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

31

Statements of Changes in Net Assets (continued) For the six months ended June 30, 2021 (unaudited) and the fiscal year ended December 31, 2020

	AMG TimesSquare Emerging Markets Small Cap Fund		AMG TimesSquare Global Small Cap Fund
	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020
Increase in Net Assets Resulting From Operations:
Net investment income (loss)	$(2,793)	$90,312	$2,755	$1,234
Net realized gain (loss) on investments	1,520,964	639,702	155,830	(70,226)
Net change in unrealized appreciation/depreciation on investments	18,856	619,794	29,656	283,848
Net increase in net assets resulting from operations	1,537,027	1,349,808	188,241	214,856
Distributions to Shareholders:
Class N	–	(4)	–	–
Class I	–	(1,290)	–	–
Class Z	–	(22,085)	–	–
Total distributions to shareholders	–	(23,379)	–	–
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	103,234	56,507	45,228	(39,132)

Total increase in net assets	1,640,261	1,382,936	233,469	175,724
Net Assets:
Beginning of period	7,205,037	5,822,101	2,285,211	2,109,487
End of period	$8,845,298	$7,205,037	$2,518,680	$2,285,211

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

32

AMG TimesSquare Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2021 (unaudited)	2020	2019	2018	2017[1]	2016[2]

Net Asset Value, Beginning of Period	$16.45	$13.96	$12.21	$16.90	$15.52	$14.84

Income (loss) from Investment Operations:

Net investment loss[3,4]	(0.09)	(0.11)[5]	(0.09)	(0.10)	(0.08)[6]	(0.06)[7]

Net realized and unrealized gain (loss) on investments	1.09	4.92	3.47	(0.70)	3.32	1.28

Total income (loss) from investment operations	1.00	4.81	3.38	(0.80)	3.24	1.22

Less Distributions to Shareholders from:

Net investment income	–	–	–	–	–	(0.03)

Net realized gain on investments	–	(2.32)	(1.63)	(3.89)	(1.86)	(0.51)

Total distributions to shareholders	–	(2.32)	(1.63)	(3.89)	(1.86)	(0.54)

Net Asset Value, End of Period	$17.45	$16.45	$13.96	$12.21	$16.90	$15.52

Total Return[4,8]	6.02%[9]	34.96%	27.98%	(4.38)%	20.87%	8.20%

Ratio of net expenses to average net assets[10]	1.18%[11,12]	1.16%	1.17%	1.09%	1.23%	1.23%

Ratio of gross expenses to average net assets[13]	1.19%[11,12]	1.20%	1.19%	1.10%	1.24%	1.24%

Ratio of net investment loss to average net assets[4]	(1.02)%[11]	(0.79)%	(0.63)%	(0.55)%	(0.48)%	(0.38)%

Portfolio turnover	37%[9]	71%	62%	63%	58%	62%

Net assets end of period (000’s) omitted	$113,484	$112,740	$105,862	$99,996	$318,627	$313,713

33

AMG TimesSquare Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

					For the fiscal
	For the six				period ended
	months ended	For the fiscal years ended December 31,			December 31,
	June 30, 2021
Class I	(unaudited)	2020	2019	2018	2017 [14]

Net Asset Value, Beginning of Period	$17.25	$14.53	$12.64	$17.32	$16.52

Income (loss) from Investment Operations:

Net investment loss[3,4]	(0.08)	(0.10)[5]	(0.07)	(0.09)	(0.05)[6]

Net realized and unrealized gain (loss) on investments	1.14	5.14	3.59	(0.70)	2.71

Total income (loss) from investment operations	1.06	5.04	3.52	(0.79)	2.66

Less Distributions to Shareholders from:

Net realized gain on investments	–	(2.32)	(1.63)	(3.89)	(1.86)

Net Asset Value, End of Period	$18.31	$17.25	$14.53	$12.64	$17.32

Total Return[4,8]	6.03%[9]	35.19%	28.13%	(4.21)%	16.11%[9]

Ratio of net expenses to average net assets[15]	1.05%[11,12]	1.03%	1.01%	1.00%	1.10%[11]

Ratio of gross expenses to average net assets[13]	1.06%[11,12]	1.07%	1.03%	1.01%	1.11%[11]

Ratio of net investment loss to average net assets[4]	(0.89)%[11]	(0.66)%	(0.47)%	(0.46)%	(0.35)%[11]

Portfolio turnover	37%[9]	71%	62%	63%	58%

Net assets end of period (000’s) omitted	$12,754	$12,062	$11,333	$174,914	$2,065

34

AMG TimesSquare Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2021
Class Z	(unaudited)	2020	2019	2018	2017[1]	2016[2]

Net Asset Value, Beginning of Period	$17.30	$14.55	$12.65	$17.33	$15.84	$15.14

Income (loss) from Investment Operations:

Net investment loss[3,4]	(0.07)	(0.09)[5]	(0.07)	(0.08)	(0.05)[6]	(0.03)[7]

Net realized and unrealized gain (loss) on investments	1.13	5.16	3.60	(0.71)	3.40	1.31

Total income (loss) from investment operations	1.06	5.07	3.53	(0.79)	3.35	1.28

Less Distributions to Shareholders from:

Net investment income	–	–	–	–	–	(0.06)

Net realized gain on investments	–	(2.32)	(1.63)	(3.89)	(1.86)	(0.52)

Total distributions to shareholders	–	(2.32)	(1.63)	(3.89)	(1.86)	(0.58)

Net Asset Value, End of Period	$18.36	$17.30	$14.55	$12.65	$17.33	$15.84

Total Return[4,8]	6.07%[9]	35.35%	28.19%	(4.21)%	21.14%	8.45%

Ratio of net expenses to average net assets[10]	0.98%[11,12]	0.96%	0.97%	0.96%	1.03%	1.03%

Ratio of gross expenses to average net assets[13]	0.99%[11,12]	1.00%	0.99%	0.97%	1.04%	1.04%

Ratio of net investment loss to average net assets[4]	(0.82)%[11]	(0.59)%	(0.43)%	(0.42)%	(0.28)%	(0.20)%

Portfolio turnover	37%[9]	71%	62%	63%	58%	62%

Net assets end of period (000’s) omitted	$327,330	$320,535	$367,787	$601,789	$866,289	$766,180

[1]	Effective February 27, 2017, the Class I and Class S were renamed Class Z and Class N, respectively.

[2]	Effective October 1, 2016, the Institutional Class and Premier Class were renamed Class I and Class S, respectively.

[3]	Per share numbers have been calculated using average shares.

[4]	Total returns and net investment loss would have been lower had certain expenses not been offset.

[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.12), $(0.10), and $(0.09) for Class N, Class I and Class Z, respectively.

[6]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.12), $(0.09), and $(0.09) for Class N, Class I and Class Z, respectively.

[7]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.08) and $(0.05) for Class N and Class Z, respectively.

[8]	The total return is calculated using the published Net Asset Value as of period end.

[9]	Not annualized.

[10]

Includes reduction from broker recapture amounting to 0.01% for the six months ended June 30, 2021, 0.03% for the fiscal year ended December 31, 2020, 0.02% for the fiscal year ended 2019 and 0.01% for each fiscal year ended 2018, 2017 and 2016.

[11]	Annualized.

[12]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%.

[13]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[14]	Commencement of operations was on February 27, 2017.

[15]

Includes reduction from broker recapture amounting to 0.01% for the six months ended June 30, 2021, 0.03% for the fiscal year ended December 31, 2020, 0.02% for the fiscal year ended 2019, 0.01% for the fiscal year ended 2018 and 0.01% for the fiscal period ended 2017.

35

AMG TimesSquare Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2021 (unaudited)	2020	2019	2018	2017[1]	2016[2]

Net Asset Value, Beginning of Period	$19.66	$17.69	$15.00	$18.40	$17.26	$17.02

Income (loss) from Investment Operations:

Net investment loss[3,4]	(0.06)[5]	(0.09)[6]	(0.07)	(0.08)	(0.12)[7]	(0.06)[8]

Net realized and unrealized gain (loss) on investments	1.88	5.84	5.62	(0.78)	3.98	1.31

Total income (loss) from investment operations	1.82	5.75	5.55	(0.86)	3.86	1.25

Less Distributions to Shareholders from:

Net realized gain on investments	–	(3.78)	(2.86)	(2.54)	(2.72)	(1.01)

Net Asset Value, End of Period	$21.48	$19.66	$17.69	$15.00	$18.40	$17.26

Total Return[4,9]	9.26%[10]	33.03%	37.15%	(4.55)%	22.40%	7.26%

Ratio of net expenses to average net assets[11]	1.17%[12]	1.17%	1.17%	1.17%	1.23%	1.23%

Ratio of gross expenses to average net assets[13]	1.17%[12]	1.18%	1.18%	1.18%	1.24%	1.24%

Ratio of net investment loss to average net assets[4]	(0.63)%[12]	(0.48)%	(0.38)%	(0.39)%	(0.66)%	(0.36)%

Portfolio turnover	28%[10]	74%	65%	59%	54%	47%

Net assets end of period (000’s) omitted	$539,598	$613,501	$518,267	$375,505	$519,337	$815,473

36

AMG TimesSquare Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six				For the fiscal period ended
	months ended	For the fiscal years ended December 31,			December 31,
Class I	June 30, 2021 (unaudited)	2020	2019	2018	2017[14]

Net Asset Value, Beginning of Period	$20.58	$18.35	$15.46	$18.86	$18.73

Income (loss) from Investment Operations:

Net investment loss[3,4]	(0.04)[5]	(0.07)[6]	(0.05)	(0.05)	(0.09)[7]

Net realized and unrealized gain (loss) on investments	1.96	6.08	5.80	(0.81)	2.94

Total income (loss) from investment operations	1.92	6.01	5.75	(0.86)	2.85

Less Distributions to Shareholders from:

Net realized gain on investments	–	(3.78)	(2.86)	(2.54)	(2.72)

Net Asset Value, End of Period	$22.50	$20.58	$18.35	$15.46	$18.86

Total Return[4,9]	9.33%[10]	33.27%	37.33%	(4.45)%	15.24%[10]

Ratio of net expenses to average net assets[15]	1.02%[12]	1.04%	1.07%	1.02%	1.08%[12]

Ratio of gross expenses to average net assets[13]	1.02%[12]	1.05%	1.08%	1.03%	1.09%[12]

Ratio of net investment loss to average net assets[4]	(0.48)%[12]	(0.35)%	(0.28)%	(0.24)%	(0.52)%[12]

Portfolio turnover	28%[10]	74%	65%	59%	54%

Net assets end of period (000’s) omitted	$546,824	$526,800	$472,524	$353,282	$397,061

37

AMG TimesSquare Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class Z	June 30, 2021 (unaudited)	2020	2019	2018	2017[1]	2016[2]

Net Asset Value, Beginning of Period	$20.65	$18.39	$15.48	$18.87	$17.61	$17.33

Income (loss) from Investment Operations:

Net investment loss[3,4]	(0.04)[5]	(0.05)[6]	(0.03)	(0.04)	(0.09)[7]	(0.03)[8]

Net realized and unrealized gain (loss) on investments	1.97	6.09	5.80	(0.81)	4.07	1.35

Total income (loss) from investment operations	1.93	6.04	5.77	(0.85)	3.98	1.32

Less Distributions to Shareholders from:

Net investment income	–	–	–	–	–	(0.01)

Net realized gain on investments	–	(3.78)	(2.86)	(2.54)	(2.72)	(1.03)

Total distributions to shareholders	–	(3.78)	(2.86)	(2.54)	(2.72)	(1.04)

Net Asset Value, End of Period	$22.58	$20.65	$18.39	$15.48	$18.87	$17.61

Total Return[4,9]	9.35%[10]	33.36%	37.41%	(4.39)%	22.63%	7.53%

Ratio of net expenses to average net assets[11]	0.97%[12]	0.97%	0.97%	0.97%	1.03%	1.03%

Ratio of gross expenses to average net assets[13]	0.97%[12]	0.98%	0.98%	0.98%	1.04%	1.04%

Ratio of net investment loss to average net assets[4]	(0.43)%[12]	(0.28)%	(0.18)%	(0.19)%	(0.46)%	(0.16)%

Portfolio turnover	28%[10]	74%	65%	59%	54%	47%

Net assets end of period (000’s) omitted	$909,831	$896,929	$894,390	$948,380	$1,171,466	$1,026,198

[1]	Effective February 27, 2017, the Class I and Class S were renamed Class Z and Class N, respectively.

[2]	Effective October 1, 2016, the Institutional Class and Premier Class were renamed Class I and Class S, respectively.

[3]	Per share numbers have been calculated using average shares.

[4]	Total returns and net investment loss would have been lower had certain expenses not been offset.

[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.08), $(0.05) and $(0.06) for Class N, Class I and Class Z, respectively.

[6]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.11), $(0.08) and $(0.07) for Class N, Class I and Class Z, respectively.

[7]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.14), $(0.11) and $(0.11) for Class N, Class I and Class Z, respectively.

[8]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.07) and $(0.04) for Class N and Class Z, respectively.

[9]	The total return is calculated using the published Net Asset Value as of period end.

[10]	Not annualized.

[11]	Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2021 and 0.01% for each fiscal year ended 2020, 2019, 2018, 2017 and 2016.

[12]	Annualized.

[13]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[14]	Commencement of operations was on February 27, 2017.

[15]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2021 and 0.01% for each fiscal year ended 2020, 2019 and 2018 and 0.01% for the fiscal period ended 2017.

38

AMG TimesSquare International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2021 (unaudited)	2020	2019	2018	2017[1]	2016[2]

Net Asset Value, Beginning of Period	$18.44	$16.24	$12.72	$16.99	$12.35	$12.65

Income (loss) from Investment Operations:

Net investment income[3,4]	0.06	0.02	0.21 [5]	0.18	0.08 [6]	0.04

Net realized and unrealized gain (loss) on investments	0.81	2.18	3.55	(4.35)	4.69	(0.11)

Total income (loss) from investment operations	0.87	2.20	3.76	(4.17)	4.77	(0.07)

Less Distributions to Shareholders from:

Net investment income	–	–	(0.24)	(0.10)	(0.06)	(0.07)

Net realized gain on investments	–	–	–	–	(0.07)	(0.16)

Total distributions to shareholders	–	–	(0.24)	(0.10)	(0.13)	(0.23)

Net Asset Value, End of Period	$19.31	$18.44	$16.24	$12.72	$16.99	$12.35

Total Return[4,7]	4.72%[8]	13.55%	29.56%	(24.54)%	38.63%	(0.55)%

Ratio of net expenses to average net assets	1.20%[9]	1.23%	1.23%	1.23%	1.29%	1.30%

Ratio of gross expenses to average net assets[10]	1.20%[9]	1.23%	1.23%	1.23%	1.30%	1.39%

Ratio of net investment income to average net assets[4]	0.64%[9]	0.17%	1.43%	1.07%	0.53%	0.32%

Portfolio turnover	45%[8]	57%	40%	46%	48%	58%

Net assets end of period (000’s) omitted	$28,157	$45,389	$70,532	$88,913	$238,935	$28,864

39

AMG TimesSquare International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six				For the fiscal period ended
	months ended	For the fiscal years ended December 31,			December 31,
Class I	June 30, 2021 (unaudited)	2020	2019	2018	2017[11]

Net Asset Value, Beginning of Period	$18.49	$16.26	$12.74	$17.08	$13.18

Income (loss) from Investment Operations:

Net investment income[3,4]	0.07	0.05	0.24 [5]	0.20	0.11 [6]

Net realized and unrealized gain (loss) on investments	0.81	2.19	3.55	(4.37)	3.94

Total income (loss) from investment operations	0.88	2.24	3.79	(4.17)	4.05

Less Distributions to Shareholders from:

Net investment income	–	(0.01)	(0.27)	(0.17)	(0.08)

Net realized gain on investments	–	–	–	–	(0.07)

Total distributions to shareholders	–	(0.01)	(0.27)	(0.17)	(0.15)

Net Asset Value, End of Period	$19.37	$18.49	$16.26	$12.74	$17.08

Total Return[4,7]	4.76%[8]	13.75%	29.78%	(24.42)%	30.72%[8]

Ratio of net expenses to average net assets	1.05%[9]	1.08%	1.06%	1.06%	1.09%[9]

Ratio of gross expenses to average net assets[10]	1.05%[9]	1.08%	1.06%	1.06%	1.10%[9]

Ratio of net investment income to average net assets[4]	0.79%[9]	0.32%	1.60%	1.24%	0.77%[9]

Portfolio turnover	45%[8]	57%	40%	46%	48%

Net assets end of period (000’s) omitted	$675,735	$629,502	$658,599	$538,749	$182,528

40

AMG TimesSquare International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class Z	June 30, 2021 (unaudited)	2020	2019	2018	2017[1]	2016[2]

Net Asset Value, Beginning of Period	$18.50	$16.26	$12.75	$17.08	$12.41	$12.69

Income (loss) from Investment Operations:

Net investment income[3,4]	0.08	0.06	0.25 [5]	0.21	0.11 [6]	0.28

Net realized and unrealized gain (loss) on investments	0.81	2.20	3.55	(4.36)	4.71	(0.32)

Total income (loss) from investment operations	0.89	2.26	3.80	(4.15)	4.82	(0.04)

Less Distributions to Shareholders from:

Net investment income	–	(0.02)	(0.29)	(0.18)	(0.08)	(0.08)

Net realized gain on investments	–	–	–	–	(0.07)	(0.16)

Total distributions to shareholders	–	(0.02)	(0.29)	(0.18)	(0.15)	(0.24)

Net Asset Value, End of Period	$19.39	$18.50	$16.26	$12.75	$17.08	$12.41

Total Return[4,7]	4.81%[8]	13.90%	29.77%	(24.29)%	38.86%	(0.29)%

Ratio of net expenses to average net assets	0.95%[9]	0.98%	0.98%	0.98%	1.04%	1.05%

Ratio of gross expenses to average net assets[10]	0.95%[9]	0.98%	0.98%	0.98%	1.05%	1.19%

Ratio of net investment income to average net assets[4]	0.89%[9]	0.42%	1.68%	1.32%	0.70%	2.23%

Portfolio turnover	45%[8]	57%	40%	46%	48%	58%

Net assets end of period (000’s) omitted	$416,580	$397,976	$401,528	$372,085	$252,951	$99,533

[1]	Effective February 27, 2017, the Class I and Class S were renamed Class Z and Class N, respectively.

[2]	Effective October 1, 2016, the Institutional Class and Premier Class were renamed Class I and Class S, respectively.

[3]	Per share numbers have been calculated using average shares.

[4]	Total returns and net investment income would have been lower had certain expenses not been offset.

[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.16, $0.18 and $0.20 for Class N, Class I and Class Z, respectively.

[6]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, $0.05 and $0.05 for Class N, Class I and Class Z, respectively.

[7]	The total return is calculated using the published Net Asset Value as of period end.

[8]	Not annualized.

[9]	Annualized.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[11]	Commencement of operations was on February 27, 2017.

41

AMG TimesSquare Emerging Markets Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six				For the fiscal period ended
	months ended	For the fiscal years ended December 31,			December 31,
Class N	June 30, 2021 (unaudited)	2020	2019	2018	2017[1]

Net Asset Value, Beginning of Period	$13.66	$11.03	$9.49	$12.32	$10.94

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	(0.04)	0.13 [4]	0.03	0.08	0.03

Net realized and unrealized gain (loss) on investments	2.90	2.50	1.53	(2.34)	2.33

Total income (loss) from investment operations	2.86	2.63	1.56	(2.26)	2.36

Less Distributions to Shareholders from:

Net investment income	–	(0.00)[5]	(0.02)	(0.01)	(0.15)

Net realized gain on investments	–	–	–	(0.56)	(0.83)

Paid in capital	–	–	(0.00)[5]	–	–

Total distributions to shareholders	–	(0.00)[5]	(0.02)	(0.57)	(0.98)

Net Asset Value, End of Period	$16.52	$13.66	$11.03	$9.49	$12.32

Total Return[3,6]	20.94%[7]	23.86%	16.49%	(18.30)%	21.72%[7]

Ratio of net expenses to average net assets	1.72%[8,9]	1.65%	1.67%[10]	1.67%	1.65%[8]

Ratio of gross expenses to average net assets[11]	2.79%[8]	3.66%	4.29%	3.87%	5.02%[8]

Ratio of net investment income (loss) to average net assets[3]	(0.47)%[8]	1.22%	0.31%	0.68%	0.28%[8]

Portfolio turnover	72%[7]	129%	103%	84%	81%

Net assets end of period (000’s) omitted	$71	$43	$39	$31	$43

42

AMG TimesSquare Emerging Markets Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six					For the fiscal period ended
	months ended	For the fiscal years ended December 31,				December 31,
Class I	June 30, 2021 (unaudited)	2020	2019	2018	2017	2016[12]

Net Asset Value, Beginning of Period	$13.70	$11.05	$9.51	$12.35	$10.05	$10.00

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	(0.01)	0.18 [4]	0.07	0.11	0.06	0.01

Net realized and unrealized gain (loss) on investments	2.92	2.51	1.53	(2.33)	3.23	0.04

Total income (loss) from investment operations	2.91	2.69	1.60	(2.22)	3.29	0.05

Less Distributions to Shareholders from:

Net investment income	–	(0.04)	(0.05)	(0.06)	(0.16)	–

Net realized gain on investments	–	–	–	(0.56)	(0.83)	–

Paid in capital	–	–	(0.01)	–	–	–

Total distributions to shareholders	–	(0.04)	(0.06)	(0.62)	(0.99)	–

Net Asset Value, End of Period	$16.61	$13.70	$11.05	$9.51	$12.35	$10.05

Total Return[3,6]	21.15%[7]	24.49%	16.83%	(17.90)%	32.85%	0.50%[7]

Ratio of net expenses to average net assets	1.32%[8,9]	1.25%	1.27%[10]	1.27%	1.25%	1.34%[8]

Ratio of gross expenses to average net assets[11]	2.39%[8]	3.26%	3.89%	3.47%	4.59%	7.09%[8,13]

Ratio of net investment income (loss) to average net assets[3]	(0.07)%[8]	1.62%	0.71%	1.08%	0.53%	1.27%[8]

Portfolio turnover	72%[7]	129%	103%	84%	81%	0%[7]

Net assets end of period (000’s) omitted	$480	$396	$310	$273	$13	$10

43

AMG TimesSquare Emerging Markets Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six					For the fiscal period ended
	months ended	For the fiscal years ended December 31,				December 31,
Class Z	June 30, 2021 (unaudited)	2020	2019	2018	2017	2016[12]

Net Asset Value, Beginning of Period	$13.70	$11.05	$9.51	$12.35	$10.05	$10.00

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	(0.01)	0.18 [4]	0.07	0.12	0.06	0.01

Net realized and unrealized gain (loss) on investments	2.91	2.51	1.53	(2.34)	3.23	0.04

Total income (loss) from investment operations	2.90	2.69	1.60	(2.22)	3.29	0.05

Less Distributions to Shareholders from:

Net investment income	–	(0.04)	(0.05)	(0.06)	(0.16)	–

Net realized gain on investments	–	–	–	(0.56)	(0.83)	–

Paid in capital	–	–	(0.01)	–	–	–

Total distributions to shareholders	–	(0.04)	(0.06)	(0.62)	(0.99)	–

Net Asset Value, End of Period	$16.60	$13.70	$11.05	$9.51	$12.35	$10.05

Total Return[3,6]	21.17%[7]	24.40%	16.83%	(17.90)%	32.85%	0.50%[7]

Ratio of net expenses to average net assets	1.32%[8,9]	1.25%	1.27%[10]	1.27%	1.25%	1.34%[8]

Ratio of gross expenses to average net assets[11]	2.39%[8]	3.26%	3.89%	3.47%	4.59%	7.09%[8,13]

Ratio of net investment income (loss) to average net assets[3]	(0.07)%[8]	1.62%	0.71%	1.08%	0.53%	1.27%[8]

Portfolio turnover	72%[7]	129%	103%	84%	81%	0%[7]

Net assets end of period (000’s) omitted	$8,294	$6,766	$5,473	$5,513	$6,850	$4,237

[1]	Commencement of operations was on February 27, 2017.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income would have been lower had certain expenses not been offset.

[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.11, $0.16 and $0.16 for Class N, Class I and Class Z, respectively.

[5]	Less than $(0.005) per share.

[6]	The total return is calculated using the published Net Asset Value as of period end.

[7]	Not annualized.

[8]	Annualized.

[9]	Includes expense totaling 0.07% relating to bank overdrafts and excise tax expense.

[10]	Includes interest expense totaling 0.02% relating to interfund lending and bank overdrafts.

[11]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[12]	Commencement of operations was on December 15, 2016.

[13]	Ratio does not reflect the annualization of audit, excise tax and organization expenses.

44

AMG TimesSquare Global Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six			For the fiscal period ended
	months ended	For the fiscal years ended December 31,		December 31,
Class N	June 30, 2021 (unaudited)	2020	2019	2018[1]

Net Asset Value, Beginning of Period	$12.05	$10.84	$7.95	$10.00

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	(0.00)[4]	(0.02)	0.04	0.00 [5]

Net realized and unrealized gain (loss) on investments	1.00	1.23	2.95	(2.05)

Total income (loss) from investment operations	1.00	1.21	2.99	(2.05)

Less Distributions to Shareholders from:

Net investment income	–	–	(0.10)	–

Net Asset Value, End of Period	$13.05	$12.05	$10.84	$7.95

Total Return[3,6]	8.30%[7]	11.16%	37.60%	(20.50)%[7]

Ratio of net expenses to average net assets	1.25%[8]	1.25%	1.27%[9]	1.25%[8]

Ratio of gross expenses to average net assets[10]	4.48%[8]	6.48%	7.45%	11.67%[8,11]

Ratio of net investment income (loss) to average net assets[3]	(0.01)%[8]	(0.18)%	0.42%	0.07%[8]

Portfolio turnover	30%[7]	42%	80%	22%[7]

Net assets end of period (000’s) omitted	$68	$63	$44	$24

45

AMG TimesSquare Global Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six			For the fiscal period ended
	months ended	For the fiscal years ended December 31,		December 31,
Class I	June 30, 2021 (unaudited)	2020	2019	2018[1]

Net Asset Value, Beginning of Period	$12.09	$10.85	$7.96	$10.00

Income (loss) from Investment Operations:

Net investment income[2,3]	0.02	0.01	0.06	0.02

Net realized and unrealized gain (loss) on investments	1.01	1.23	2.96	(2.06)

Total income (loss) from investment operations	1.03	1.24	3.02	(2.04)

Less Distributions to Shareholders from:

Net investment income	–	–	(0.13)	–

Net Asset Value, End of Period	$13.12	$12.09	$10.85	$7.96

Total Return[3,6]	8.44%[7]	11.43%	37.96%	(20.40)%[7]

Ratio of net expenses to average net assets	1.00%[8]	1.00%	1.02%[9]	1.00%[8]

Ratio of gross expenses to average net assets[10]	4.23%[8]	6.23%	7.20%	11.42%[8,11]

Ratio of net investment income to average net assets[3]	0.24%[8]	0.07%	0.67%	0.32%[8]

Portfolio turnover	30%[7]	42%	80%	22%[7]

Net assets end of period (000’s) omitted	$40	$37	$33	$24

46

AMG TimesSquare Global Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six			For the fiscal period ended
	months ended	For the fiscal years ended December 31,		December 31,
Class Z	June 30, 2021 (unaudited)	2020	2019	2018[1]

Net Asset Value, Beginning of Period	$12.09	$10.86	$7.96	$10.00

Income (loss) from Investment Operations:

Net investment income[2,3]	0.02	0.01	0.06	0.02

Net realized and unrealized gain (loss) on investments	1.01	1.22	2.97	(2.06)

Total income (loss) from investment operations	1.03	1.23	3.03	(2.04)

Less Distributions to Shareholders from:

Net investment income	–	–	(0.13)	–

Net Asset Value, End of Period	$13.12	$12.09	$10.86	$7.96

Total Return[3,6]	8.52%[7]	11.33%	38.09%	(20.40)%[7]

Ratio of net expenses to average net assets	1.00%[8]	1.00%	1.02%[9]	1.00%[8]

Ratio of gross expenses to average net assets[10]	4.23%[8]	6.23%	7.20%	11.42%[8,11]

Ratio of net investment income to average net assets[3]	0.24%[8]	0.07%	0.67%	0.32%[8]

Portfolio turnover	30%[7]	42%	80%	22%[7]

Net assets end of period (000’s) omitted	$2,411	$2,186	$2,032	$1,443

[1]	Commencement of operations was on May 31, 2018.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[4]	Less than $(0.005) per share.

[5]	Less than $0.005 per share.

[6]	The total return is calculated using the published Net Asset Value as of period end.

[7]	Not annualized.

[8]	Annualized.

[9]	Includes interest expense on interfund lending and excise tax expense totaling 0.02%.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[11]	Ratio does not reflect the annualization of audit, registration and organization expenses.

47

Notes to Financial Statements (unaudited) June 30, 2021

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG TimesSquare Small Cap Growth Fund (“Small Cap”), AMG TimesSquare Mid Cap Growth Fund (“Mid Cap”), AMG TimesSquare International Small Cap Fund (“International Small Cap”), AMG TimesSquare Emerging Markets Small Cap Fund (“Emerging Markets Small Cap”) and AMG TimesSquare Global Small Cap Fund (“Global Small Cap”), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. Each Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the Funds and thus Fund performance.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

48

Notes to Financial Statements (continued)

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Small Cap and Mid Cap had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Funds’ overall expense ratio. For the six months ended June 30, 2021, the impact on the expenses and expense ratios, if any, were as follows: Small Cap - $44,883 or 0.01% and Mid Cap - $87,365 or less than 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in

December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to tax equalization utilized and redemptions in kind. Temporary differences are due to mark-to-market on passive foreign investment companies, mark to market of foreign currency, wash sale loss deferrals, and capital loss carryovers.

At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation
Small Cap	$360,603,726	$131,039,828	$(12,693,144)	$118,346,684
Mid Cap	1,263,292,272	743,933,198	(5,191,532)	738,741,666
International Small Cap	920,910,497	249,838,861	(38,087,086)	211,751,775
Emerging Markets Small Cap	7,591,100	1,727,203	(183,157)	1,544,046
Global Small Cap	1,928,262	643,759	(51,179)	592,580

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

49

Notes to Financial Statements (continued)

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2020, the following Funds had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

	Capital Loss Carryover Amounts

Fund	Short-Term	Long-Term	Total
International Small Cap	$92,510,135	$83,583,312	$176,093,447

Global Small Cap	74,022	77,527	151,549

As of December 31, 2020, Small Cap, Mid Cap and Emerging Markets Small Cap had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended December 31, 2021, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as either short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. For the six months ended June 30, 2021, Mid Cap transferred securities and cash to certain shareholders in connection with redemptions in-kind transactions in the amount of $20,189,651. For the fiscal year ended December 31, 2020, Small Cap and Mid Cap transferred securities and cash to certain shareholders in connection with redemptions in-kind transactions in the amount of $55,031,433 and $95,449,270, respectively. For the purposes of U.S. GAAP, the transactions were treated as sales of securities and the resulting gain or loss was recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized.

For the six months ended June 30, 2021 (unaudited) and the fiscal year ended December 31, 2020, the capital stock transactions by class for the Funds were as follows:

		Small Cap					Mid Cap

	June 30, 2021		December 31, 2020			June 30, 2021			December 31, 2020

	Shares	Amount	Shares	Amount		Shares	Amount		Shares	Amount

Class N:

Proceeds from sale of shares	593,983	$10,077,631	932,300	$12,452,477		1,526,697	$30,827,441		9,115,475	$162,122,304

Reinvestment of distributions	–	–	889,249	14,165,736		–	–		5,288,327	101,324,348

Cost of shares repurchased	(943,580)	(16,325,973)	(2,552,868)	(35,672,455)		(7,611,112)	(154,204,031)		(12,504,810)	(234,341,365)

Net increase (decrease)	(349,597)	$(6,248,342)	(731,319)	$(9,054,242)		(6,084,415)	$(123,376,590)		1,898,992	$29,105,287

Class I:

Proceeds from sale of shares	56,373	$1,000,743	1,032,547	$14,380,169		1,409,241	$29,800,466		2,840,070	$52,527,341

Reinvestment of distributions	–	–	85,693	1,430,225		–	–		4,088,964	81,983,738

Cost of shares repurchased	(58,999)	(1,068,982)	(1,198,986)	(15,164,745)		(2,706,000)	(57,176,981)		(7,078,438)	(131,765,381)

Net increase (decrease)	(2,626)	$(68,239)	(80,746)	$645,649		(1,296,759)	$(27,376,515)		(149,404)	$2,745,698

Class Z:

Proceeds from sale of shares	776,914	$14,136,986	4,865,181	$66,148,869		2,285,192	$48,073,529		6,540,814	$122,425,292

Reinvestment of distributions	–	–	2,134,074	35,724,402		–	–		6,883,868	138,503,425

Cost of shares repurchased	(1,485,289)	(26,654,194)	(13,742,210)	(196,149,145)	[1]	(5,433,661)	(114,158,016)	[2]	(18,618,705)	(356,242,757)	[3]

Net decrease	(708,375)	$(12,517,208)	(6,742,955)	$(94,275,874)		(3,148,469)	$(66,084,487)		(5,194,023)	$(95,314,040)

[1]	Includes redemption in-kind in the amount of $55,031,433.
[2]	Includes redemption in-kind in the amount of $20,189,651.
[3]	Includes redemption in-kind in the amount of $95,449,270.

50

Notes to Financial Statements (continued)

		International Small Cap				Emerging Markets Small Cap

	June 30, 2021		December 31, 2020		June 30, 2021		December 31, 2020

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	94,095	$1,798,137	716,803	$10,362,361	2,444	$37,622	247	$2,000

Reinvestment of distributions	–	–	–	–	–	–	–	4

Cost of shares repurchased	(1,096,924)	(20,551,640)	(2,599,344)	(36,081,457)	(1,265)	(18,079)	(662)	(6,476)

Net increase (decrease)	(1,002,829)	$(18,753,503)	(1,882,541)	$(25,719,096)	1,179	$19,543	(415)	$(4,472)

Class I:

Proceeds from sale of shares	6,213,825	$118,062,107	14,959,904	$202,194,415	–	–	760	$10,010

Reinvestment of distributions	–	–	9,542	169,659	–	–	96	1,290

Cost of shares repurchased	(5,379,394)	(102,296,130)	(21,429,597)	(292,725,839)	–	–	–	–

Net increase (decrease)	834,431	$15,765,977	(6,460,151)	$(90,361,765)	–	–	856	$11,300

Class Z:

Proceeds from sale of shares	1,540,792	$28,964,372	5,068,141	$71,756,305	8,454	$124,100	33,815	$416,719

Reinvestment of distributions	–	–	21,843	388,594	–	–	1,031	13,888

Cost of shares repurchased	(1,572,241)	(29,614,706)	(8,263,110)	(122,086,115)	(2,865)	(40,409)	(36,125)	(380,928)

Net increase (decrease)	(31,449)	$(650,334)	(3,173,126)	$(49,941,216)	5,589	$83,691	(1,279)	$49,679

		Global Small Cap

	June 30, 2021		December 31, 2020

	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	–	–	1,111	$11,570

Class Z:

Proceeds from sale of shares	8,513	$111,000	2,276	$19,500

Cost of shares repurchased	(5,491)	(65,772)	(8,691)	(70,202)

Net increase (decrease)	3,022	$45,228	(6,415)	$(50,702)

At June 30, 2021, certain shareholders of record individually or collectively held greater than 10% of the net assets of the Funds as follows: Small Cap - one owns 11%; Mid Cap - one owns 18%; Emerging Markets Small Cap - three own 76%; Global Small Cap - three own 74%. Transactions by these shareholders may have a material impact on the Funds.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2021, the market value of Repurchase Agreements outstanding for Small Cap, Mid Cap, International Small Cap, Emerging Markets Small Cap and Global Small Cap were $22,014,605, $5,540,228, $31,617,635, $368,945 and $28,597, respectively.

51

Notes to Financial Statements (continued)

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by TimesSquare Capital Management, LLC (“TimesSquare”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in TimesSquare.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2021, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

Small Cap	0.79%
Mid Cap	0.79%
International Small Cap	0.75%
Emerging Markets Small Cap	0.95%
Global Small Cap	0.70%

The Investment Manager has contractually agreed, through at least May 1, 2022, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Small Cap, Mid Cap, International Small Cap, Emerging Markets Small Cap and Global Small Cap to the annual rate of 0.99%, 1.13%, 1.05%, 1.25% and 1.00%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

At June 30, 2021, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Small Cap	Emerging Markets Small Cap	Global Small Cap

Less than 1 year	–	$150,211	$186,053

1-2 years	$23,483	147,366	118,900

2-3 years	18,124	95,066	79,008

Total	$41,607	$392,643	$383,961

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of Emerging Markets Small Cap and Global Small Cap, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, Emerging Markets Small Cap and Global Small Cap may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of Emerging Markets Small Cap and Global Small Cap’s Class N shares and for maintenance and personal service provided to

52

Notes to Financial Statements (continued)

existing shareholders of that class. The Plan authorized payments to the Distributor up to 0.25% annually of Emerging Markets Small Cap and Global Small Cap’s average daily net assets attributable to the Class N shares.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2021, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Small Cap

Class N	0.20%	0.20%

Class I	0.10%	0.07%

Mid Cap

Class N	0.20%	0.20%

Class I	0.05%	0.05%

International Small Cap

Class N	0.25%	0.25%

Class I	0.10%	0.10%

Emerging Markets Small Cap

Class N	0.15%	0.15%

Class I	0.15%	0.00%*

Global Small Cap

Class N	0.15%	–

Class I	0.15%	–

* Less than 0.005%.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the

Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and miscellaneous expense, respectively. At June 30, 2021, the Funds had no interfund loans outstanding.

The following Fund utilized the interfund loan program during the six months ended June 30, 2021 as follows:

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Small Cap	$1,045,624	1	$27	0.933%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2021, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Small Cap	$165,145,611	$172,823,783

Mid Cap	552,581,831	759,604,944

International Small Cap	467,849,494	484,519,140

Emerging Markets Small Cap	5,635,039	5,823,081

Global Small Cap	714,996	697,509

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2021.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are

53

Notes to Financial Statements (continued)

terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2021, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Small Cap	$78,926,257	$22,014,605	$60,692,530	$82,707,135

Mid Cap	120,228,687	5,540,228	118,780,811	124,321,039

International Small Cap*	14,977,830	31,617,635	4,330,654	35,948,289

Emerging Markets Small Cap**	315,320	368,945	–	368,945

Global Small Cap	76,392	28,597	50,241	78,838

* The Fund received collateral of $20,249,600 before the effective date of certain security loans. The security loans were effective as of on July 2, 2021.

** $42,011 of the collateral related to loaned securities, which were returned to the Fund on June 30, 2021. The collateral was returned to the counterparty on July 1, 2021.

The following table summarizes the securities received as collateral for securities lending at June 30, 2021:

Fund	Collateral Type	Coupon Range		Maturity Date Range

Small Cap	U.S. Treasury Obligations	0.000	%-7.500%	07/13/21-02/15/51

Mid Cap	U.S. Treasury Obligations	0.000	%-7.500%	07/13/21-02/15/51

International Small Cap	U.S. Treasury Obligations	0.000	%-4.500%	08/15/21-02/15/51

Global Small Cap	U.S. Treasury Obligations	0.000	%-6.875%	07/13/21-08/15/50

5. FOREIGN SECURITIES

Certain Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2021:

54

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Small Cap

Cantor Fitzgerald Securities, Inc.	$5,228,500	–	$5,228,500	$5,228,500	–

Citadel Securities LLC	4,095,643	–	4,095,643	4,095,643	–

JVB Financial Group LLC	1,941,117	–	1,941,117	1,941,117	–

Mirae Asset Securities USA, Inc.	2,466,187	–	2,466,187	2,466,187	–

RBC Dominion Securities, Inc.	2,837,975	–	2,837,975	2,837,975	–

State of Wisconsin Investment

Board	3,847,065	–	3,847,065	3,847,065	–

StoneX Financial, Inc.	1,598,118	–	1,598,118	1,598,118	–

Total	$22,014,605	–	$22,014,605	$22,014,605	–

Mid Cap

Cantor Fitzgerald Securities, Inc.	$1,315,800	–	$1,315,800	$1,315,800	–

Daiwa Capital Markets America	1,315,805	–	1,315,805	1,315,805	–

Deutsche Bank Securities, Inc.	277,013	–	277,013	277,013	–

MUFG Securities America, Inc.	1,315,805	–	1,315,805	1,315,805	–

RBC Dominion Securities, Inc.	1,315,805	–	1,315,805	1,315,805	–

Total	$5,540,228	–	$5,540,228	$5,540,228	–

International Small Cap

Bethesda Securities LLC	$1,487,382	–	$1,487,382	$1,487,382	–

Cantor Fitzgerald Securities, Inc.	7,509,200	–	7,509,200	7,509,200	–

Citadel Securities LLC	4,198,891	–	4,198,891	4,198,891	–

Daiwa Capital Markets America	3,090,415	–	3,090,415	3,090,415	–

Industrial and Commercial Bank of

China Financial Services LLC	1,181,181	–	1,181,181	1,181,181	–

JVB Financial Group LLC	2,787,956	–	2,787,956	2,787,956	–

Mirae Asset Securities USA, Inc.	3,542,092	–	3,542,092	3,542,092	–

State of Wisconsin Investment

Board	5,525,199	–	5,525,199	5,525,199	–

StoneX Financial, Inc.	2,295,319	–	2,295,319	2,295,319	–

Total	$31,617,635	–	$31,617,635	$31,617,635	–

Emerging Markets Small Cap

Daiwa Capital Markets America	$368,945	–	$368,945	$368,945	–

Global Small Cap

HSBC Securities USA, Inc.	$28,597	–	$28,597	$28,597	–

55

Notes to Financial Statements (continued)

8. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements, except for on July 14, 2021, the merger of Aspirational and Wheels Up, a private company held in Small Cap, was completed. Small Cap now owns publicly traded shares of Wheels Up Experience Inc.

56

Annual Renewal of Investment Management and Subadvisory Agreements

At a meeting held via telephone and video conference on June 24, 2021,[1] the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare International Small Cap Fund, AMG TimesSquare Emerging Markets Small Cap Fund and AMG TimesSquare Global Small Cap Fund (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, with the Subadviser for each Fund (collectively, the “Subadvisory Agreements”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreements and annual consideration of the Subadvisory Agreements thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreements. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio

57

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadviser during the period regarding the factors that contributed to the performance of the Funds.

With respect to AMG TimesSquare Mid Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2021 was below, above, below, and above, respectively, the median performance of the Peer Group and below, above, below, and below, respectively, the performance of the Fund Benchmark, the Russell Midcap Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance and the fact that Class Z shares of the Fund outperformed the median of the Peer Group for the 3-year and 10-year periods and outperformed the Fund Benchmark for the 3-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG TimesSquare Small Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2021 was below the median performance of the Peer Group and below, above, below, and above, respectively, the performance of the Fund Benchmark, the Russell 2000 Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance relative to the Peer Group and Fund Benchmark. The Trustees also noted that Class Z shares of the Fund outperformed the Fund Benchmark for the 3-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG TimesSquare International Small Cap Fund, among other information relating to the Fund’s performance, the Trustees noted that the

Fund’s performance for Class Z shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund with that inception date) for the 1-year, 3-year and 5-year periods ended March 31, 2021 and for the period from the Fund’s inception on January 2, 2013 through March 31, 2021 was below, below, below, and above, respectively, the median performance of the Peer Group and below, below, below, and above, respectively, the performance of the Fund Benchmark, the MSCI EAFE Small Cap Index. The Trustees took into account the reasons for the Fund’s recent underperformance relative to the Fund Benchmark and Peer Group and noted that the performance of Class Z shares of the Fund remains ahead of the Fund Benchmark and Peer Group for the period from inception through March 31, 2021. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG TimesSquare Emerging Markets Small Cap Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund) for the 1-year and 3-year periods ended March 31, 2021 and for the period from the Fund’s inception on December 14, 2016 through March 31, 2021 was above the median performance of the Peer Group and below, above, and above, respectively, the performance of the Fund Benchmark, the MSCI Emerging Markets Small Cap Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that the Fund outperformed the Peer Group for all relevant time periods, ranking in the top quintile relative to its Peer Group for the 1-year period, and the fact that the Fund outperformed the Fund Benchmark for the 3-year period and for the period from the Fund’s inception through March 31, 2021. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG TimesSquare Global Small Cap Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year period ended March 31, 2021 and for the period from the Fund’s inception on May 30, 2018 through March 31, 2021 was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the MSCI World Small Cap Index. The

Trustees took into account management’s discussion of the Fund’s performance, including reasons for the Fund’s more recent underperformance relative to the Fund Benchmark and the Peer Group. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 24, 2021 and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments made or to be made from the Subadviser to the Investment Manager, and other payments made or to be made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset level of each Fund, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the

58

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from the relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under the Subadvisory Agreements. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG TimesSquare Mid Cap Growth Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class Z shares of the Fund as of March 31, 2021 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2022, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.13%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and key competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare Small Cap Growth Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class Z shares of the Fund as of March 31, 2021 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2022, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.99%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare International Small Cap Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2021 were lower and higher, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2022, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.05%. The Trustees also took into account management’s discussion of the Fund’s expenses. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare Emerging Markets Small Cap Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class Z shares of the Fund as of March 31, 2021 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2022, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.25%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and select competitors, and the Fund’s small size relative to its peer universe. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare Global Small Cap Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class Z shares of the Fund as of March 31, 2021 were lower and higher, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2022, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.00%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and key competitors, and the Fund’s small size relative to its peer universe. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*  *  *  *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and each

59

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreements would be in the best interests of the applicable Fund and its shareholders.

Accordingly, on June 24, 2021, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

[1] The Trustees determined that the conditions surrounding COVID-19 constituted unforeseen or emergency circumstances and that reliance on the Securities and Exchange Commission’s (“SEC”) exemptive order, which provides relief from the in-person voting requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), in certain circumstances (the “In-Person Relief”), was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19. The Trustees unanimously wished to rely on the In-Person Relief with respect to the approval of those matters on the agenda for the June 24, 2021 meeting that would otherwise require in-person votes under the 1940 Act. See Investment Company Release No. 33897 (June 19, 2020). This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC (Investment Company Release No. 33824 (March 25, 2020)).

60

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds, LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 17-18, 2021, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2020 through December 31, 2020 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

61

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

One Stamford Plaza

263 Tresser Blvd, Suite 949

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

One Stamford Plaza

263 Tresser Blvd, Suite 949

Stamford, CT 06901

800.548.4539

SUBADVISER

TimesSquare Capital Management, LLC

7 Times Square

42nd Floor

New York, NY 10036

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc. Attn: AMG Funds

4400 Computer Drive

Westborough, MA 01581

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Kurt Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Funds’ proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at amgfunds.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com |

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com |	063021 SAR012

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2021

Class N, I, & Z Shares

Equity

Fixed Income

International

amgfunds.com	063021	SAR019

AMG Funds Semi-Annual Report – June 30, 2021 (unaudited)

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2021	Expense Ratio for the Period	Beginning Account Value 01/01/21	Ending Account Value 06/30/21	Expenses Paid During the Period*

AMG GW&K ESG Bond Fund

Based on Actual Fund Return

Class N	0.71%	$1,000	$988	$3.50

Class I	0.50%	$1,000	$989	$2.47

Based on Hypothetical 5% Annual Return

Class N	0.71%	$1,000	$1,021	$3.56

Class I	0.50%	$1,000	$1,022	$2.51

AMG GW&K Enhanced Core Bond ESG Fund

Based on Actual Fund Return

Class N	0.73%	$1,000	$992	$3.60

Class I	0.54%	$1,000	$993	$2.67

Class Z	0.48%	$1,000	$994	$2.37

Based on Hypothetical 5% Annual Return

Class N	0.73%	$1,000	$1,021	$3.66

Class I	0.54%	$1,000	$1,022	$2.71

Class Z	0.48%	$1,000	$1,022	$2.41

Six Months Ended June 30, 2021	Expense Ratio for the Period	Beginning Account Value 01/01/21	Ending Account Value 06/30/21	Expenses Paid During the Period*

AMG GW&K High Income Fund

Based on Actual Fund Return

Class N	0.84%	$1,000	$1,029	$4.23

Class I**	0.61%	$1,000	$1,028	$1.83

Based on Hypothetical 5% Annual Return

Class N	0.84%	$1,000	$1,021	$4.21

Class I**	0.61%	$1,000	$1,022	$3.06

AMG GW&K Municipal Bond Fund

Based on Actual Fund Return

Class N	0.71%	$1,000	$1,002	$3.52

Class I	0.39%	$1,000	$1,004	$1.94

Based on Hypothetical 5% Annual Return

Class N	0.71%	$1,000	$1,021	$3.56

Class I	0.39%	$1,000	$1,023	$1.96

About Your Fund’s Expenses (continued)

Six Months Ended June 30, 2021	Expense Ratio for the Period	Beginning Account Value 01/01/21	Ending Account Value 06/30/21	Expenses Paid During the Period*

AMG GW&K Municipal Enhanced Yield Fund

Based on Actual Fund Return

Class N	0.99%	$1,000	$1,034	$4.99

Class I	0.64%	$1,000	$1,036	$3.23

Class Z	0.59%	$1,000	$1,036	$2.98

Based on Hypothetical 5% Annual Return

Class N	0.99%	$1,000	$1,020	$4.96

Class I	0.64%	$1,000	$1,022	$3.21

Class Z	0.59%	$1,000	$1,022	$2.96

AMG GW&K Global Allocation Fund

Based on Actual Fund Return

Class N	1.06%	$1,000	$1,035	$5.35

Class I	0.91%	$1,000	$1,036	$4.59

Class Z	0.81%	$1,000	$1,036	$4.09

Based on Hypothetical 5% Annual Return

Class N	1.06%	$1,000	$1,020	$5.31

Class I	0.91%	$1,000	$1,020	$4.56

Class Z	0.81%	$1,000	$1,021	$4.06

AMG GW&K Small Cap Core Fund

Based on Actual Fund Return

Class N	1.30%	$1,000	$1,167	$6.98

Class I	0.95%	$1,000	$1,168	$5.11

Class Z	0.90%	$1,000	$1,169	$4.84

Based on Hypothetical 5% Annual Return

Class N	1.30%	$1,000	$1,018	$6.51

Class I	0.95%	$1,000	$1,020	$4.76

Class Z	0.90%	$1,000	$1,020	$4.51

Six Months Ended June 30, 2021	Expense Ratio for the Period	Beginning Account Value 01/01/21	Ending Account Value 06/30/21	Expenses Paid During the Period*

AMG GW&K Small/Mid Cap Fund

Based on Actual Fund Return

Class N	1.07%	$1,000	$1,155	$5.72

Class I	0.87%	$1,000	$1,156	$4.65

Class Z	0.82%	$1,000	$1,157	$4.39

Based on Hypothetical 5% Annual Return

Class N	1.07%	$1,000	$1,019	$5.36

Class I	0.87%	$1,000	$1,020	$4.36

Class Z	0.82%	$1,000	$1,021	$4.11

AMG GW&K Small Cap Value Fund

Based on Actual Fund Return

Class N	1.15%	$1,000	$1,227	$6.35

Class I	0.95%	$1,000	$1,228	$5.25

Class Z	0.90%	$1,000	$1,228	$4.97

Based on Hypothetical 5% Annual Return

Class N	1.15%	$1,000	$1,019	$5.76

Class I	0.95%	$1,000	$1,020	$4.76

Class Z	0.90%	$1,000	$1,020	$4.51

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

**

Commencement of operations was March 15, 2021 and as such, the expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (108), then divided by 365.

Fund Performance (unaudited) Periods ended June 30, 2021

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2021.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date

AMG GW&K ESG Bond Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18

Class N	(1.21%)	5.38%	4.18%	4.40%	7.82%	06/01/84

Class I	(1.07%)	5.65%	4.35%	–	3.73%	04/01/13

Bloomberg Barclays U.S. Aggregate Bond Index30, 31	(1.60%)	(0.33%)	3.03%	3.39%	7.06%	06/01/84	†

Bloomberg Barclays U.S. Government/Credit Bond Index[32]	(1.96%)	(0.39%)	3.31%	3.71%	7.08%	06/01/84	†

AMG GW&K Enhanced Core Bond ESG Fund[3,4,5,6,7,8,10,12,15,16]

Class N	(0.85%)	2.88%	3.71%	3.55%	5.33%	01/02/97

Class I	(0.75%)	3.15%	3.88%	–	3.23%	11/30/12

Class Z	(0.63%)	3.22%	3.98%	3.81%	5.70%	01/02/97

Bloomberg Barclays U.S. Aggregate Bond Index[31]	(1.60%)	(0.33%)	3.03%	3.39%	5.06%	01/02/97	†

AMG GW&K High Income Fund[3,5,6,7,16,19]

Class N	2.90%	10.73%	4.80%	3.54%	5.03%	03/25/94

Class I	–	–	–	–	2.75%	03/15/21

Bloomberg Barclays U.S. High Yield 1-5 Year Ba Index[33]	2.87%	10.75%	5.69%	5.71%	–	03/31/94	†

AMG GW&K Municipal Bond Fund[3,5,7,12,16,20,21]

Class N	0.20%	2.54%	2.39%	3.62%	4.12%	06/30/09

Class I	0.36%	2.85%	2.73%	4.03%	4.56%	06/30/09

Bloomberg Barclays 10-Year Municipal Bond Index[34]	0.57%	3.66%	3.26%	4.39%	4.82%	06/30/09	†

AMG GW&K Municipal Enhanced Yield Fund[3,5,6,7,12,13,16,17,20,21]

Class N	3.39%	9.57%	4.17%	6.17%	6.68%	07/27/09

Class I	3.57%	9.92%	4.57%	6.60%	5.18%	12/30/05

Class Z	3.60%	9.97%	–	–	6.75%	02/24/17

Bloomberg Barclays U.S. Municipal Bond BAA Index[35]	3.91%	10.92%	4.77%	5.63%	6.11%	07/27/09	†

† Date reflects the inception date of the Fund, not the index.

* Not annualized.

[1] Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2021. All returns are in U.S. dollars ($).

[2] Performance shown for periods prior to March 19, 2021, reflects the performance and investment strategies of the Fund’s previous subadvisor, Loomis, Sayles & Company, L.P.

[3] From time to time, the Fund’s investment manager has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[4] To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.

[5] The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[6] High-yield bonds (also known as “junk bonds”) may be subject to greater levels of interest rate, credit, and liquidity risk than investments in higher rated securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The issuers of the Fund’s holdings may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.

[7] Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

[8] Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

Fund Performance Periods ended June 30, 2021 (continued)

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date

AMG GW&K Global Allocation Fund[3,4,5,7,8,9,14,22,23,24,25]

Class N	3.45%	26.10%	10.63%	9.27%	8.33%	01/02/97

Class I	3.55%	26.25%	10.79%	–	9.86%	11/30/12

Class Z	3.58%	26.42%	10.91%	9.54%	8.70%	01/02/97

60% MSCI ACWI/40% Bloomberg Barclays Global Aggregate Bond Index 36, [37]	5.89%	23.47%	9.86%	6.99%	7.79%	01/02/97	†

MSCI ACWI Index [36]	12.30%	39.26%	14.61%	9.90%	11.57%	01/02/97	†

Bloomberg Barclays Global Aggregate Bond Index[37]	(3.21%)	2.63%	2.34%	2.05%	1.71%	01/02/97	†

AMG GW&K Small Cap Core Fund[3,7,23,24,26]

Class N	16.65%	52.79%	15.44%	12.73%	9.24%	12/10/96

Class I	16.82%	53.34%	15.85%	13.16%	15.30%	07/27/09

Class Z	16.86%	53.38%	–	–	14.41%	02/24/17

Russell 2000® Index[38]	17.54%	62.03%	16.47%	12.34%	9.28%	12/10/96	†

AMG GW&K Small/Mid Cap Fund[3,7,23,24,26,27]

Class N	15.52%	50.53%	–	–	15.37%	02/24/17

Class I	15.63%	50.91%	16.86%	–	11.67%	06/30/15

Class Z	15.74%	51.00%	–	–	15.65%	02/24/17

Russell 2500® Index[39]	16.97%	57.79%	16.35%	12.86%	14.65%	06/30/15	†

AMG GW&K Small Cap Value Fund[3,7,21,24,26,28,29]

Class N	22.73%	64.99%	11.69%	11.20%	11.73%	04/23/87

Class I	22.81%	65.29%	–	–	8.61%	02/24/17

Class Z	22.83%	65.34%	–	–	8.68%	02/24/17

Russell 2000® Value Index[40]	26.69%	73.28%	13.62%	10.85%	–	04/23/87	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

[9] The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.

[10] Applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than performance, and the Fund may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor.

[11] Because exchange-traded funds (ETFs) incur their own costs, investing in them could result in a higher cost to the investor. Additionally, the fund will be indirectly exposed to all the risks of securities held by the ETFs.

[12] Factors unique to the municipal bond market may negatively affect the value in municipal bonds.

[13] The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

[14] The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[15] Obligations of certain government agencies are not backed by the full faith and credit of the U.S. government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. government would provide financial support. Additionally, debt securities of the U.S. government may be affected by changing interest rates and subject to prepayment risk.

[16] The issuer of the bonds may not be able to meet interest or principal payments when the bonds come due.
[17] The use of leverage in a Fund’s strategy, such as futures and forward commitment transactions, can magnify relatively small market movements into relatively larger losses for the Fund.

Fund Performance Periods ended June 30, 2021 (continued)

[18]

As of March 19, 2021, the Fund’s subadvisor was changed to GW&K Investment Management, LLC. Prior to March 19, 2021, the Fund was known as the AMG Managers Loomis Sayles Bond Fund and had different principal investment strategies and corresponding risks. Performance shown for periods prior to March 19, 2021 reflects the performance and investment strategies of the Fund’s previous subadvisor, Loomis, Sayles & Company, L.P. The Fund’s past performance would have been different if the Fund were managed by the current subadvisor and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[19]

As of December 4, 2020, the Fund’s subadvisor was changed to GW&K Investment Management, LLC. Prior to December 4, 2020, the Fund was known as the AMG Managers Global Income Opportunity Fund, and had different principal investment strategies and corresponding risks. Performance shown for periods prior to December 4, 2020 reflects the performance and investment strategies of the Fund’s previous subadvisor, Loomis, Sayles & Company, L.P. The Fund’s past performance would have been different if the Fund were managed by the current subadvisor and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[20]	Investment income may be subject to certain state and local taxes, and depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.

[21]

Companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[22]	The Fund’s investments may not be allocated in the best performing asset classes.

[23]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[24]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

[25]

As of April 17, 2020, the Fund’s subadvisor was changed to GW&K Investment Management, LLC. Prior to April 17, 2020, the Fund was known as the AMG Chicago Equity Partners Balanced Fund, and had different principal investment strategies and corresponding risks. Performance shown for periods prior to April 17, 2020 reflects the performance and investment strategies of the Fund’s previous subadvisor, Chicago Equity Partners, LLC. The Fund’s past performance would have been different if the Fund were managed by the current subadvisor and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[26]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[27]

The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[28]

As of December 4, 2020, the Fund’s subadvisor was changed to GW&K Investment Management, LLC. Prior to December 4, 2020, the Fund was known as the AMG Managers Skyline Special Equities Fund, and had different principal investment strategies and corresponding risks. Performance shown for periods prior to December 4, 2020 reflects the performance and investment strategies of the Fund’s previous subadvisor, Skyline Asset Management, L.P. The Fund’s past performance would have been different if the Fund were managed by the current subadvisor and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[29]

The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.

[30]	On March 19, 2021, the benchmark changed from the Bloomberg Barclays U.S. Government/Credit Bond Index to the Bloomberg Barclays U.S. Aggregate Bond Index.

[31]

The Bloomberg Barclays U.S. Aggregate Bond Index is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Bloomberg Barclays U.S. Aggregate Bond Index is unmanaged, is not available for investment and does not incur expenses.

[32]

The Bloomberg Barclays U.S. Government/Credit Bond Index is an index of investment-grade government and corporate bonds with a maturity rate of more than one year. Unlike the Fund, the Bloomberg Barclays U.S. Government/Credit Bond Index is unmanaged, is not available for investment and does not incur expenses.

[33]

The Bloomberg Barclays U.S. High Yield BB 1-5 Year Index, a subset of the Bloomberg Barclays High Yield Index, is an unmanaged index comprised of fixed rate, publicly issued, non-investment grade debt registered with the Securities & Exchange Commission (SEC) where the middle rating of Moody’s, S&P and Fitch is BB and maturities range from 1 to 5 years. Unlike the Fund, the Bloomberg Barclays U.S. High Yield BB 1-5 Year Index is unmanaged, is not available for investment and does not incur expenses.

[34]

The Bloomberg Barclays 10-Year Municipal Bond Index is the 10 Year (8-12) component of the Municipal Bond Index. It is a rules based, market-value-weighted index engineered for the tax-exempt bond market. The Index tracks general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds rated Baa3/BBB- or higher by at least two of the ratings agencies: Moody’s, S&P, Fitch. Unlike the Fund, the Bloomberg Barclays 10-Year Municipal Bond Index is unmanaged, is not available for investment and does not incur expenses.

[35]

The Bloomberg Barclays U.S. Municipal Bond BAA Index is a subset of the Bloomberg Barclays U.S. Municipal Bond Index with an index rating of Baa1, Baa2, or Baa3. The Bloomberg Barclays U.S. Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term, tax-exempt bond market. Unlike the Fund, the Bloomberg Barclays U.S. Municipal Bond BAA Index is unmanaged, is not available for investment and does not incur expenses.

[36]

The MSCI All Country World Index (ACWI) is a free-float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Please go to msci.com for most current list of countries represented by the Index. Unlike the Fund, the MSCI All Country World Index (ACWI) is unmanaged, is not available for investment and does not incur expenses.

[37]

The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities. Unlike the Fund, the Bloomberg Barclays Global Aggregate Bond Index is unmanaged, is not available for investment and does not incur expenses.

Fund Performance Periods ended June 30, 2021 (continued)

[38] The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment and does not incur expenses.

[39] The Russell 2500® Index is composed of the 2,500 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small/mid cap stock performance. Unlike the Fund, the Russell 2500® Index is unmanaged, is not available for investment and does not incur expenses.

[40] The Russell 2000® Value Index is an unmanaged, market-value weighted, value-oriented index comprised of small stocks that have relatively low price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 2000® Value

   Index is unmanaged, is not available for investment and does not incur expenses.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank PLC (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

All MSCI data is provided “as is”. The products described here in are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described here in. Copying or redistributing the MSCI data is strictly prohibited. All holdings and sector/region allocations are subject to review and adjustment in accordance with the Fund’s investment strategy and may vary in the future, and should not be considered recommendations to buy or sell any security.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG GW&K ESG Bond Fund Fund Snapshots (unaudited) June 30, 2021

PORTFOLIO BREAKDOWN

Category	% of Net Assets

Corporate Bonds and Notes	57.5

U.S. Government and Agency Obligations	34.7

Municipal Bonds	3.9

Foreign Government Obligations	1.6

Asset-Backed Securities	0.4

Short-Term Investments	2.8

Other Assets Less Liabilities	(0.9)

Rating	% of Market Value[1]

U.S. Government and Agency Obligations	35.4

Aaa/AAA	1.2

Aa/AA	7.4

A	5.4

Baa/BBB	23.6

Ba/BB	23.0

B	4.0

[1] Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

FHLMC, 3.000%, 04/01/51	2.7

FNMA, 3.500%, 08/01/49	2.5

FNMA, 2.000%, 04/01/51	2.4

U.S. Treasury Notes, 0.250%, 03/15/24	2.3

FHLMC, 2.000%, 03/01/36	2.2

FHLMC, 3.500%, 02/01/50	2.2

FNMA, 3.500%, 02/01/35	2.1

FHLMC, 4.500%, 12/01/48	2.0

U.S. Treasury Notes, 0.125%, 03/31/23	1.9

U.S. Treasury Bonds, 1.875%, 02/15/51	1.9

Top Ten as a Group	22.2

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (unaudited) June 30, 2021

	Principal Amount	Value

Corporate Bonds and Notes - 57.5%

Financials - 13.4%

Aircastle, Ltd. (Bermuda) 5.250%, 08/11/25[1]	$2,582,000	$2,903,024

Ally Financial, Inc.
Series B, (4.700% to 05/15/26 then U.S. Treasury Yield Curve CMT 5 year + 3.868%), 4.700%, 05/15/26[2,3,4]	3,110,000	3,211,697
8.000%, 11/01/31	3,200,000	4,609,044

American Tower Corp. 4.400%, 02/15/26	2,300,000	2,597,726

Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month LIBOR + 1.520%), 4.330%, 03/15/50[2,4]	7,700,000	9,480,782

The Bank of New York Mellon Corp.
Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[2,3,4]	5,000,000	5,456,250

Boston Properties, LP 3.400%, 06/21/29	4,800,000	5,214,632

The Charles Schwab Corp.
Series I, (4.000% to 06/01/26 then U.S. Treasury Yield Curve CMT 5 year + 3.168%), 4.000%, 06/01/26[2,3,4]	5,000,000	5,212,500

CIT Group, Inc. 6.125%, 03/09/28	3,875,000	4,728,275

Crown Castle International Corp. 4.000%, 03/01/27	2,300,000	2,574,888

Equinix, Inc. 1.000%, 09/15/25	5,200,000	5,163,377

GLP Capital LP/GLP Financing II, Inc. 4.000%, 01/15/31	1,800,000	1,939,464

The Goldman Sachs Group, Inc. 6.750%, 10/01/37	2,300,000	3,349,311

Host Hotels & Resorts LP
Series H, 3.375%, 12/15/29	5,200,000	5,455,535

Iron Mountain, Inc. 4.500%, 02/15/31[1]	4,000,000	4,050,000

JPMorgan Chase & Co. 4.125%, 12/15/26	2,800,000	3,169,274
Series U, (6.125% to 04/30/24 then 3 month LIBOR + 3.330%), 6.125%, 04/30/24[2,3,4]	4,900,000	5,310,375

Marsh & McLennan Cos., Inc. 5.875%, 08/01/33	1,900,000	2,570,703

MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[2,3,4]	5,000,000	5,242,800

Morgan Stanley 3.950%, 04/23/27	2,300,000	2,571,554

Nationwide Mutual Insurance Co. 4.350%, 04/30/50[1]	2,400,000	2,691,533

	Principal Amount	Value

OneMain Finance Corp. 8.250%, 10/01/23	$3,600,000	$4,050,000

Owl Rock Capital Corp. 4.250%, 01/15/26	2,400,000	2,593,848

Prudential Financial, Inc. 3.700%, 03/13/51	2,400,000	2,738,579

SBA Communications Corp. 3.875%, 02/15/27	4,000,000	4,107,620

SLM Corp. 4.200%, 10/29/25	1,900,000	2,044,875

Sprint Capital Corp. 6.875%, 11/15/28	3,300,000	4,232,250

Starwood Property Trust, Inc. 4.750%, 03/15/25	1,800,000	1,872,000

Truist Financial Corp.
Series P, (4.950% to 12/01/25 then U.S. Treasury Yield Curve CMT 5 year + 4.605%), 4.950%, 09/01/25[2,3,4]	5,000,000	5,492,500

VICI Properties LP/VICI Note Co., Inc. 3.500%, 02/15/25[1,5]	4,000,000	4,078,960

Visa, Inc. 4.150%, 12/14/35	2,200,000	2,708,668

Weyerhaeuser Co. 6.875%, 12/15/33	3,100,000	4,288,285

Total Financials		125,710,329

Industrials - 42.4%

ACCO Brands Corp. 4.250%, 03/15/29[1]	4,225,000	4,181,483

Adient Global Holdings, Ltd. (Jersey) 4.875%, 08/15/26[1,5]	4,000,000	4,116,920

Advocate Health & Hospitals Corp. 4.272%, 08/15/48	2,200,000	2,769,216

AECOM 5.125%, 03/15/27	2,100,000	2,338,875

Air Products and Chemicals, Inc. 2.700%, 05/15/40	2,700,000	2,740,850

Alcoa Nederland Holding, B.V. (Netherlands) 4.125%, 03/31/29[1]	4,000,000	4,165,180

Anheuser-Busch InBev Worldwide, Inc. 4.375%, 04/15/38	2,300,000	2,751,986

Aramark Services, Inc. 5.000%, 02/01/28[1]	3,750,000	3,918,750

Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.250%, 09/01/28[1]	4,800,000	4,786,096

AT&T, Inc. 4.300%, 02/15/30	2,300,000	2,662,546

Ball Corp. 2.875%, 08/15/30	4,200,000	4,122,804

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 42.4% (continued)

Berry Global, Inc. 1.650%, 01/15/27[1]	$4,675,000	$4,634,515

Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.875%, 01/15/27	3,494,000	3,860,223

Caesars Entertainment, Inc. 6.250%, 07/01/25[1]	3,800,000	4,029,748

Campbell Soup Co. 2.375%, 04/24/30	2,600,000	2,619,392

CDK Global, Inc. 4.875%, 06/01/27	3,800,000	4,018,500

CDW LLC/CDW Finance Corp. 3.250%, 02/15/29	4,000,000	4,050,000

Centene Corp. 3.375%, 02/15/30	4,000,000	4,180,000

Central Garden & Pet Co. 4.125%, 10/15/30	1,800,000	1,838,250

Cisco Systems, Inc. 5.500%, 01/15/40	1,900,000	2,678,256

Cleveland-Cliffs, Inc. 4.875%, 03/01/31[1,5]	4,090,000	4,294,500

The Coca-Cola Co. 2.500%, 06/01/40	2,700,000	2,677,083

Cogent Communications Group, Inc. 3.500%, 05/01/26[1]	4,565,000	4,667,713

Comcast Corp. 4.150%, 10/15/28	2,200,000	2,550,615

CommonSpirit Health 3.347%, 10/01/29	2,400,000	2,601,674

Corning, Inc. 6.850%, 03/01/29	2,000,000	2,620,237

Crown Americas LLC/Crown Americas Capital Corp. V 4.250%, 09/30/26	3,800,000	4,075,500

CVS Health Corp. 5.125%, 07/20/45	2,100,000	2,734,222

Dana, Inc. 4.250%, 09/01/30	1,000,000	1,028,750
5.375%, 11/15/27[5]	3,800,000	4,047,000

Dell International LLC/EMC Corp. 8.100%, 07/15/36	1,800,000	2,754,856

Dell, Inc. 7.100%, 04/15/28[5]	3,200,000	4,113,152

Delta Air Lines, Inc. 7.375%, 01/15/26	3,500,000	4,108,195

Discovery Communications LLC 3.950%, 03/20/28	2,297,000	2,556,738

Elanco Animal Health, Inc. 5.900%, 08/28/28[5,6]	3,500,000	4,095,945

Encompass Health Corp. 4.750%, 02/01/30	4,000,000	4,250,000

	Principal Amount	Value

FedEx Corp. 3.100%, 08/05/29	$2,400,000	$2,604,162

Fiserv, Inc. 4.200%, 10/01/28	2,300,000	2,646,131

FMG Resources August 2006 Pty, Ltd. (Australia) 4.500%, 09/15/27[1]	3,800,000	4,132,500

The Ford Foundation Series 2020, 2.415%, 06/01/50	3,000,000	2,886,257

Freeport-McMoRan, Inc. 5.400%, 11/14/34	3,400,000	4,106,520

G-III Apparel Group, Ltd. 7.875%, 08/15/25[1]	3,540,000	3,832,227

GLP Capital LP/GLP Financing II Inc. 5.750%, 06/01/28	1,600,000	1,903,774

The Goodyear Tire & Rubber Co. 9.500%, 05/31/25	3,500,000	3,916,605

Graphic Packaging International LLC 3.500%, 03/01/29[1]	4,000,000	3,962,800

Hanesbrands, Inc. 4.875%, 05/15/26[1]	3,800,000	4,104,000

Hasbro, Inc. 3.900%, 11/19/29[5]	4,400,000	4,896,925

HB Fuller Co. 4.250%, 10/15/28	4,000,000	4,130,000

HCA, Inc. 3.500%, 09/01/30[5]	3,700,000	3,941,869

Hilton Domestic Operating Co., Inc. 4.875%, 01/15/30	3,900,000	4,163,250

The Home Depot, Inc. 5.875%, 12/16/36	1,800,000	2,575,372

Howmet Aerospace, Inc. 6.875%, 05/01/25	3,500,000	4,073,930

Hudbay Minerals, Inc. (Canada) 4.500%, 04/01/26[1]	4,000,000	4,015,000

Johnson Controls International plc/Tyco Fire & Security Finance SCA (Ireland) 1.750%, 09/15/30	5,300,000	5,109,776

Kaiser Foundation Hospitals 3.150%, 05/01/27	4,600,000	5,030,424

KLA Corp. 5.650%, 11/01/34	2,600,000	3,320,045

Klabin Finance, S.A. (Luxembourg) 4.875%, 09/19/27[1]	3,700,000	4,088,500

Kraft Heinz Foods Co. 4.250%, 03/01/31	3,700,000	4,207,632

L Brands, Inc. 6.694%, 01/15/27	2,000,000	2,353,060

Lamar Media Corp. 4.875%, 01/15/29	3,800,000	4,009,000

Las Vegas Sands Corp. 3.900%, 08/08/29	2,291,000	2,441,260

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 42.4% (continued)

Lowe’s Cos., Inc. 4.000%, 04/15/25	$2,300,000	$2,545,703

Lumen Technologies Inc 5.625%, 04/01/25	2,000,000	2,165,000

Macy’s Retail Holdings, Inc. 4.500%, 12/15/34	4,300,000	4,052,750

Masco Corp. 2.000%, 10/01/30	3,500,000	3,414,152
6.500%, 08/15/32	254,000	338,257
7.750%, 08/01/29	499,000	684,616

McDonald’s Corp., MTN 3.700%, 01/30/26	2,300,000	2,556,850

MDC Holdings, Inc. 2.500%, 01/15/31	4,000,000	3,902,840

MercadoLibre, Inc. 2.375%, 01/14/26	4,000,000	4,026,040

Merck & Co., Inc. 2.350%, 06/24/40	2,800,000	2,707,773

Methanex Corp. (Canada) 5.125%, 10/15/27[5]	1,800,000	1,944,000

MGM Resorts International 5.750%, 06/15/25	3,700,000	4,080,175

Microsoft Corp. 2.525%, 06/01/50	2,800,000	2,753,396

Murphy Oil USA, Inc. 4.750%, 09/15/29	3,800,000	3,990,000

Netflix, Inc. 4.375%, 11/15/26[5]	3,500,000	3,980,270

Newell Brands, Inc. 4.700%, 04/01/26[6]	3,700,000	4,125,944

Nordstrom, Inc. 4.000%, 03/15/27[5]	4,000,000	4,152,509

Northrop Grumman Corp. 3.200%, 02/01/27	2,300,000	2,505,209

Owens Corning 7.000%, 12/01/36	1,900,000	2,761,331

Parker-Hannifin Corp. 3.250%, 06/14/29	2,300,000	2,518,776

Penn National Gaming, Inc. 5.625%, 01/15/27[1]	4,000,000	4,155,000

Penske Automotive Group, Inc. 3.750%, 06/15/29	4,717,000	4,746,441

PepsiCo, Inc. 3.000%, 10/15/27	2,300,000	2,525,568

Prime Security Services Borrower LLC/Prime Finance, Inc. 5.750%, 04/15/26[1]	3,800,000	4,197,746

PTC, Inc. 3.625%, 02/15/25[1]	3,800,000	3,914,000

	Principal Amount	Value

PulteGroup, Inc. 6.000%, 02/15/35	$4,200,000	$5,512,206

Qwest Corp. 7.250%, 09/15/25	560,000	662,536

RELX Capital, Inc. 4.000%, 03/18/29	2,300,000	2,614,718

Royal Caribbean Cruises, Ltd. (Liberia) 5.500%, 04/01/28[1]	4,625,000	4,843,762

Sally Holdings LLC/Sally Capital, Inc. 8.750%, 04/30/25[1]	3,500,000	3,832,500

SK Hynix, Inc. (South Korea) 2.375%, 01/19/31[1]	3,200,000	3,119,507

Square, Inc. 2.750%, 06/01/26[1]	2,780,000	2,828,650

Starbucks Corp. 2.550%, 11/15/30	2,500,000	2,593,226

Steel Dynamics, Inc. 3.250%, 01/15/31	2,500,000	2,685,322

Sysco Corp. 2.400%, 02/15/30	5,000,000	5,082,196

Telecom Italia Capital, S.A. (Luxembourg) 6.375%, 11/15/33	3,400,000	4,054,500

Teleflex, Inc. 4.250%, 06/01/28[1]	4,000,000	4,170,000

Tenet Healthcare Corp. 4.875%, 01/01/26[1]	3,900,000	4,045,080

Toll Brothers Finance Corp. 3.800%, 11/01/29[5]	3,700,000	3,968,250

The Toro Co. 6.625%, 05/01/37	2,100,000	2,855,659

Travel + Leisure Co. 5.650%, 04/01/24[6]	3,800,000	4,140,024

TreeHouse Foods, Inc. 4.000%, 09/01/28	4,000,000	3,970,000

United Parcel Service, Inc. 6.200%, 01/15/38	1,800,000	2,661,665

United Rentals North America Inc. 3.875%, 02/15/31	4,000,000	4,070,000

Valvoline, Inc. 4.250%, 02/15/30[1]	4,100,000	4,233,168

VeriSign, Inc. 5.250%, 04/01/25	2,300,000	2,612,087

Verizon Communications, Inc. 3.875%, 02/08/29	4,500,000	5,118,343

VF Corp. 2.950%, 04/23/30	2,500,000	2,647,595

Videotron, Ltd. (Canada) 5.375%, 06/15/24[1]	3,700,000	4,051,500

Walmart, Inc. 4.050%, 06/29/48	2,200,000	2,770,792

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 42.4% (continued)

WESCO Distribution, Inc. 7.125%, 06/15/25[1]	$3,700,000	$3,998,590

Xylem, Inc. 2.250%, 01/30/31[5]	5,200,000	5,240,605

Yum! Brands, Inc. 3.625%, 03/15/31	4,100,000	4,079,500

Total Industrials		397,297,116

Utilities - 1.7%

Dominion Energy, Inc.
Series B, (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%), 4.650%, 12/15/24[2,3,4]	5,000,000	5,312,500

National Rural Utilities Cooperative Finance Corp. 1.350%, 03/15/31	5,300,000	4,915,205

Northern States Power Co. 2.900%, 03/01/50	5,300,000	5,410,990

Total Utilities		15,638,695

Total Corporate Bonds and Notes (Cost $517,656,313)		538,646,140

Asset-Backed Securities - 0.4%

FAN Engine Securitization, Ltd. (Ireland) Series 2013-1A, Class 1A 4.625%, 10/15/43[1,7]	7,736,016	3,829,328

Total Asset-Backed Securities (Cost $7,661,361)		3,829,328

Municipal Bonds - 3.9%

California State General Obligation, School Improvements 7.550%, 04/01/39	3,000,000	5,114,997

JobsOhio Beverage System, Series A 2.833%, 01/01/38	4,000,000	4,243,982

Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	3,800,000	5,131,335

Massachusetts School Building Authority Series B, 1.753%, 08/15/30	5,000,000	4,999,391

Metropolitan Transportation Authority, Series C 5.175%, 11/15/49	3,550,000	4,792,379

New Jersey Economic Development Authority, Pension Funding, Series A (National Insured) 7.425%, 02/15/29	4,000,000	5,187,369

Port Authority of New York & New Jersey 6.040%, 12/01/29	2,250,000	2,955,274

University of California 1.697%, 05/15/29	4,500,000	4,514,635

Total Municipal Bonds (Cost $36,079,069)		36,939,362

	Principal Amount	Value

U.S. Government and Agency Obligations - 34.7%

Fannie Mae - 11.9%

FNMA 2.000%, 04/01/51	$21,765,482	$22,020,622
2.500%, 11/01/50	7,181,282	7,439,306
3.500%, 02/01/35 to 08/01/49	40,270,725	42,782,540
4.000%, 06/01/48 to 06/01/49	30,989,227	33,016,693
5.000%, 05/01/50	5,617,173	6,211,180

Total Fannie Mae		111,470,341

Freddie Mac - 9.1%

FHLMC 2.000%, 03/01/36	20,193,571	20,874,128
3.000%, 04/01/51	24,584,491	25,713,110
3.500%, 02/01/50	19,304,868	20,285,340
4.500%, 12/01/48	17,180,282	18,524,391

Total Freddie Mac		85,396,969

U.S. Treasury Obligations - 13.7%

U.S. Treasury Bonds 1.250%, 05/15/50	7,000,000	5,719,492
1.875%, 02/15/51	18,425,000	17,601,633
3.500%, 02/15/39	12,900,000	16,144,652
4.500%, 02/15/36	6,021,000	8,271,584

U.S. Treasury Notes 0.125%, 03/31/23 to 02/15/24	31,375,000	31,260,787
0.250%, 03/15/24	22,050,000	21,962,145
0.500%, 02/28/26	14,520,000	14,306,170
0.750%, 03/31/26	7,581,000	7,550,498
1.125%, 02/15/31	5,525,000	5,368,746

Total U.S. Treasury Obligations		128,185,707

Total U.S. Government and Agency Obligations (Cost $323,773,896)		325,053,017

Foreign Government Obligations - 1.6%

The Korea Development Bank (South Korea) 0.500%, 10/27/23	5,000,000	5,000,047

Province of Ontario Canada (Canada) 1.050%, 05/21/27	5,000,000	4,953,909

Province of Quebec Canada (Canada) 1.350%, 05/28/30[5]	5,200,000	5,090,644

Total Foreign Government Obligations (Cost $14,968,336)		15,044,600

Short-Term Investments - 2.8%

Joint Repurchase Agreements - 2.8%[8]

Bethesda Securities LLC, dated 06/30/21, due 07/01/21, 0.080% total to be received $1,424,335 (collateralized by various U.S. Government Agency Obligations, 1.500% - 6.500%, 01/01/25 - 04/01/51, totaling $1,452,819)	1,424,332	1,424,332

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Joint Repurchase Agreements - 2.8%[8] (continued)

Cantor Fitzgerald Securities, Inc., dated 06/30/21, due 07/01/21, 0.050% total to be received $6,280,009 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.125% - 9.000%, 07/25/21 - 05/20/71, totaling $6,405,600)	$6,280,000	$6,280,000

Citadel Securities LLC, dated 06/30/21, due 07/01/21, 0.090% total to be received $4,020,909 (collateralized by various U.S. Treasuries, 0.000% - 8.125%, 07/01/21 - 11/15/50, totaling $4,101,327)	4,020,899	4,020,899

JVB Financial Group LLC, dated 06/30/21, due 07/01/21, 0.090% total to be received $2,331,574 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.125% - 7.000%, 08/01/21 -06/01/51, totaling $2,378,199)	2,331,568	2,331,568

Mirae Asset Securities USA, Inc., dated 06/30/21, due 07/01/21, 0.060% total to be received $2,962,259 (collateralized by various U.S. Government Agency Obligations, 0.500% - 7.500%, 05/01/24 - 04/20/71, totaling $3,021,504)	2,962,254	2,962,254

	Principal Amount	Value

RBC Dominion Securities, Inc., dated 06/30/21, due 07/01/21, 0.050% total to be received $2,882,534 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 08/01/21 - 04/15/62, totaling $2,940,181)	$2,882,530	$2,882,530

State of Wisconsin Investment Board, dated 06/30/21, due 07/01/21, 0.110% total to be received $4,620,749 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/23 - 02/15/48, totaling $4,713,653)	4,620,735	4,620,735

StoneX Financial, Inc., dated 06/30/21, due 07/01/21, 0.100% total to be received $1,919,582 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.320% - 9.000%, 12/01/21 - 05/20/71, totaling $1,957,968)	1,919,577	1,919,577

Total Joint Repurchase Agreements		26,441,895

Total Short-Term Investments (Cost $26,441,895)		26,441,895

Total Investments - 100.9% (Cost $926,580,870)		945,954,342

Other Assets, less Liabilities - (0.9)%		(8,749,244)

Net Assets - 100.0%		$937,205,098

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of these securities amounted to $127,872,280 or 13.6% of net assets.

[2]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.

[3]	Perpetuity Bond. The date shown represents the next call date.

[4]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[5]

Some of these securities, amounting to $27,730,546 or 3.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[7]	Security’s value was determined by using significant unobservable inputs.

[8]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT                      Constant Maturity Treasury

FHLMC                  Freddie Mac

FNMA                    Fannie Mae

LIBOR                   London Interbank Offered Rate

MTN                      Medium-Term Note

National Insured   National Public Finance Guarantee Corp.

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Corporate Bonds and Notes†	–	$538,646,140	–	$538,646,140

Asset-Backed Securities	–	–	$3,829,328	3,829,328

Municipal Bonds†	–	36,939,362	–	36,939,362

U.S. Government and Agency Obligations†	–	325,053,017	–	325,053,017

Foreign Government Obligations	–	15,044,600	–	15,044,600

Short-Term Investments

Joint Repurchase Agreements	–	26,441,895	–	26,441,895

Total Investments in Securities	–	$942,125,014	$3,829,328	$945,954,342

†

All corporate bonds and notes, municipal bonds and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at June 30, 2021:

Asset-Backed Securities

Balance as of December 31, 2020	$5,105,499

Accrued discounts (premiums)	2,859

Realized gain (loss)	6,130

Change in unrealized appreciation/depreciation	(669,742)

Purchases	–

Sales	(615,418)

Transfers in to Level 3	–

Transfers out of Level 3	–

Balance as of June 30, 2021	$3,829,328

Net change in unrealized appreciation/depreciation on investments still held at June 30, 2021	$(899,699)

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of June 30, 2021. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of June 30, 2021	Valuation Technique(s)	Unobservable Inputs(s)	Range	Median	Impact to Valuation from an Increase in Input(a)

Asset-Backed Securities	$3,829,328	Market Approach	Broker Quote	N/A	N/A	Increase

			Discount Rate	10%	N/A	Decrease

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

For the six months ended June 30, 2021, the effect of derivative instruments on the Statement of Operations for the Fund and the amount of realized gain/(loss) and unrealized appreciation/depreciation on derivatives recognized in income was as follows:

	Realized Gain/(Loss)		Change in Unrealized Appreciation/Depreciation

Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change in Unrealized Appreciation/ Depreciation
Interest rate futures contracts	Net realized gain on futures contracts	$267,476	Net change in unrealized appreciation/depreciation on futures contracts	–

The accompanying notes are an integral part of these financial statements.

AMG GW&K Enhanced Core Bond ESG Fund Fund Snapshots (unaudited) June 30, 2021

PORTFOLIO BREAKDOWN

Category	% of Net Assets

Corporate Bonds and Notes	49.4

U.S. Government and Agency Obligations	36.4

Municipal Bonds	7.9

Foreign Government Obligations	0.6

Short-Term Investments	3.0

Other Assets Less Liabilities	2.7

Rating	% of Market Value[1]

U.S. Government and Agency Obligations	38.6

Aaa/AAA	2.7

Aa/AA	9.2

A	5.6

Baa/BBB	27.6

Ba/BB	14.8

B	1.5

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

FNMA, 4.000%, 10/01/43	2.7

FHLMC, 3.000%, 03/01/51	2.1

FNMA, 4.500%, 04/01/41	2.0

FNMA, 2.000%, 08/01/50	1.9

U.S. Treasury Bonds, 1.875%, 02/15/51	1.8

California State General Obligation, School Improvements, 7.550%, 04/01/39	1.8

U.S. Treasury Notes, 1.625%, 02/15/26	1.4

FNMA, 5.000%, 07/01/47	1.4

FNMA, 4.500%, 08/01/50	1.3

County of Miami-Dade FL Aviation Revenue, Series C, Revenue, 4.280%, 10/01/41	1.3

Top Ten as a Group	17.7

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Enhanced Core Bond ESG Fund Schedule of Portfolio Investments (unaudited) June 30, 2021

	Principal Amount	Value

Corporate Bonds and Notes - 49.4%

Financials - 13.3%

Aircastle, Ltd. (Bermuda) 5.000%, 04/01/23	$501,000	$536,131

Ally Financial, Inc. 8.000%, 11/01/31	383,000	552,118

Bank of America Corp. MTN, 4.330%, 03/15/50[1]	435,000	536,879

The Bank of New York Mellon Corp.
Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[1,2,3]	219,000	239,531

Boston Properties, LP 3.400%, 06/21/29	507,000	551,651

The Charles Schwab Corp.
Series I, (4.000% to 06/01/26 then U.S. Treasury Yield Curve CMT 5 year + 3.168%), 4.000%, 06/01/26[1,2,3]	519,000	542,355

CIT Group, Inc. 6.125%, 03/09/28	441,000	539,658

Crown Castle International Corp. 4.300%, 02/15/29	365,000	420,638

The Goldman Sachs Group, Inc.
Series S, (4.400% to 02/10/25 then U.S. Treasury Yield Curve CMT 5 year + 2.850%), 4.400%, 02/10/25[1,2,3]	343,000	355,863

Host Hotels & Resorts LP Series I, 3.500%, 09/15/30	521,000	547,889

Iron Mountain, Inc. 4.500%, 02/15/31[4]	270,000	273,713

JPMorgan Chase & Co.
(3.157% to 04/22/41 then SOFRRATE + 1.460%), 3.157%, 04/22/42[1,2]	260,000	271,318

MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,2,3,5]	508,000	533,938

Starwood Property Trust, Inc. 5.500%, 11/01/23[4]	238,000	249,603

The Toronto-Dominion Bank (Canada) (SOFRRATE + 0.355%), 0.398%, 03/04/24[1]	536,000	536,686

Visa, Inc. 4.300%, 12/14/45	433,000	557,072
Total Financials		7,245,043

Industrials - 34.5%

AECOM 5.125%, 03/15/27	235,000	262,025

Alcoa Nederland Holding, B.V. (Netherlands) 4.125%, 03/31/29[4]	230,000	240,220

Aramark Services, Inc. 5.000%, 02/01/28[4]	250,000	261,563

	Principal Amount	Value

Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.250%, 09/01/28[4]	$400,000	$400,241

AT&T, Inc. (3 month LIBOR + 1.180%), 1.299%, 06/12/24[1]	459,000	470,921

Berry Global, Inc. 5.625%, 07/15/27[4]	252,000	266,828

Block Financial LLC 3.875%, 08/15/30	124,000	134,310

Broadcom, Inc. 1.950%, 02/15/28[4]	543,000	544,004

Centene Corp. 2.500%, 03/01/31	275,000	271,563

Central Garden & Pet Co. 4.125%, 10/15/30	130,000	133,231

Charter Communications Operating LLC/Charter Communications Operating Capital 4.908%, 07/23/25	472,000	535,220

Cleveland-Cliffs, Inc. 4.875%, 03/01/31[4,5]	235,000	247,053

The Coca-Cola Co. 2.500%, 06/01/40	140,000	139,102

Cogent Communications Group, Inc. 3.500%, 05/01/26[4]	235,000	240,581

Comcast Corp. 4.150%, 10/15/28	457,000	530,190

CommonSpirit Health 3.347%, 10/01/29	501,000	543,655

CVS Health Corp. 5.125%, 07/20/45	432,000	563,394

Dana, Inc.
5.375%, 11/15/27	5,000	5,332
5.625%, 06/15/28	487,000	528,005

Dell, Inc. 7.100%, 04/15/28[5]	206,000	265,647
Discovery Communications LLC 3.950%, 03/20/28	245,000	272,995

Elanco Animal Health, Inc. 5.900%, 08/28/28[6]	343,000	402,593

Fiserv, Inc. 4.200%, 10/01/28	470,000	541,113

The Ford Foundation Series 2020, 2.415%, 06/01/50	523,000	504,987

G-III Apparel Group, Ltd. 7.875%, 08/15/25[4]	220,000	238,843

GLP Capital LP/GLP Financing II Inc. 5.750%, 06/01/28	115,000	136,994

HCA, Inc. 5.375%, 02/01/25	481,000	543,169

The accompanying notes are an integral part of these financial statements.

AMG GW&K Enhanced Core Bond ESG Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 34.5% (continued)

Howmet Aerospace, Inc. 6.875%, 05/01/25	$343,000	$399,698

Hudbay Minerals, Inc. (Canada) 4.500%, 04/01/26[4]	135,000	135,675

Kraft Heinz Foods Co. 4.250%, 03/01/31	488,000	555,488

Las Vegas Sands Corp. 3.900%, 08/08/29	515,000	549,188

Lowe’s Cos., Inc. 4.000%, 04/15/25	483,000	534,995

Lumen Technologies Inc 5.625%, 04/01/25	246,000	266,855

MDC Holdings, Inc. 2.500%, 01/15/31	554,000	541,291

MGM Resorts International 5.750%, 06/15/25	365,000	402,960

Microsoft Corp. 2.525%, 06/01/50	348,000	342,999

Murphy Oil USA, Inc. 5.625%, 05/01/27	257,000	271,999

Newell Brands, Inc. 4.700%, 04/01/26[6]	356,000	397,428

Nordstrom, Inc. 4.375%, 04/01/30[5]	526,000	549,484

Penn National Gaming, Inc. 5.625%, 01/15/27[4]	125,000	130,000

Penske Automotive Group, Inc. 3.750%, 06/15/29	268,000	270,008

PulteGroup, Inc.
5.000%, 01/15/27[5]	377,000	441,111
5.500%, 03/01/26	85,000	99,480

RELX Capital, Inc.
3.000%, 05/22/30	18,000	19,267
4.000%, 03/18/29	390,000	444,075

Royal Caribbean Cruises, Ltd. (Liberia) 7.500%, 10/15/27	228,000	264,937

Sprint Corp. 7.125%, 06/15/24	345,000	398,475

Square, Inc. 2.750%, 06/01/26[4,5]	160,000	163,000

Sysco Corp. 2.400%, 02/15/30	538,000	548,222

Travel + Leisure Co. 5.650%, 04/01/24[6]	492,000	537,690

United Rentals North America Inc. 3.875%, 02/15/31	265,000	269,969

Verizon Communications, Inc. 3.875%, 02/08/29	482,000	548,679

	Principal Amount	Value

Xylem, Inc. 2.250%, 01/30/31	$545,000	$550,246

Total Industrials		18,856,998

Utilities - 1.6%

Dominion Energy, Inc.
Series B, (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%), 4.650%, 12/15/24[1,2,3]	456,000	485,640

National Rural Utilities Cooperative Finance Corp. 1.350%, 03/15/31	418,000	388,686

Total Utilities		874,326

Total Corporate Bonds and Notes
(Cost $26,077,318)		26,976,367

Municipal Bonds - 7.9%

California State General Obligation, School Improvements 7.550%, 04/01/39	570,000	972,994

County of Miami-Dade FL Aviation Revenue, Series C 4.280%, 10/01/41	625,000	696,364

JobsOhio Beverage System Series B, 4.532%, 01/01/35	30,000	37,344

JobsOhio Beverage System, Series B 3.985%, 01/01/29	325,000	370,148

Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	505,000	682,534

Massachusetts School Building Authority Series B, 1.753%, 08/15/30	518,000	518,335

Metropolitan Transportation Authority 6.687%, 11/15/40	5,000	7,272

Metropolitan Transportation Authority, Transit Improvement 6.668%, 11/15/39	390,000	569,443

University of California, University & College Improvements Series BD, 3.349%, 07/01/29	380,000	428,674

Total Municipal Bonds
(Cost $3,967,092)		4,283,108

U.S. Government and Agency Obligations -36.4%

Fannie Mae - 21.3%

FNMA
2.000%, 08/01/50 to 09/01/50	1,142,686	1,156,865
2.500%, 07/01/33 to 05/01/50	665,770	696,935
3.000%, 08/01/50	263,542	278,886
3.500%, 02/01/33 to 07/01/50	3,023,043	3,264,219
4.000%, 12/01/33 to 03/01/50	2,487,426	2,714,959
4.500%, 01/01/40 to 08/01/50	2,021,063	2,233,263
5.000%, 07/01/47 to 08/01/50	1,162,067	1,308,915

Total Fannie Mae		11,654,042

The accompanying notes are an integral part of these financial statements.

AMG GW&K Enhanced Core Bond ESG Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Freddie Mac - 8.9%

FHLMC
2.000%, 08/01/50	$185,977	$188,501
2.500%, 10/01/34 to 08/01/50	1,064,673	1,114,138
3.000%, 03/01/50 to 03/01/51	1,543,357	1,630,910
4.000%, 07/01/48 to 09/01/50	658,530	714,694

FHLMC Gold Pool 3.500%, 02/01/30 to 04/01/46	1,097,389	1,188,549

Total Freddie Mac		4,836,792

U.S. Treasury Obligations - 6.2%

U.S. Treasury Bonds
1.875%, 02/15/51	1,043,000	996,717
2.875%, 05/15/28	410,000	455,853
6.750%, 08/15/26	411,000	531,940
4.500%, 02/15/36	436,000	599,108

U.S. Treasury Notes 1.625%, 02/15/26	763,000	791,374

Total U.S. Treasury Obligations		3,374,992

Total U.S. Government and Agency Obligations
(Cost $19,639,194)		19,865,826

Foreign Government Obligation - 0.6%

The Korea Development Bank (South Korea) 0.500%, 10/27/23 (Cost $345,324)	346,000	346,282

	Principal Amount	Value
Short-Term Investments - 3.0%

Joint Repurchase Agreements - 3.0%[7]

Daiwa Capital Markets America, dated 06/30/21, due 07/01/21, 0.050% total to be received $621,126 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 11/30/21 -07/01/51, totaling $633,547)	$621,125	$621,125

RBC Dominion Securities, Inc., dated 06/30/21, due 07/01/21, 0.050% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 08/01/21 -04/15/62, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		1,621,125

Total Short-Term Investments
(Cost $1,621,125)		1,621,125

Total Investments - 97.3%
(Cost $51,650,053)		53,092,708

Other Assets, less Liabilities - 2.7%		1,472,807

Net Assets - 100.0%		$54,565,515

[1]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[2]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.

[3]	Perpetuity Bond. The date shown represents the next call date.

[4]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of these securities amounted to $3,391,324 or 6.2% of net assets.

[5]

Some of these securities, amounting to $2,100,622 or 3.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
SOFRRATE	Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

AMG GW&K Enhanced Core Bond ESG Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Corporate Bonds and Notes†	–	$26,976,367	–	$26,976,367

Municipal Bonds†	–	4,283,108	–	4,283,108

U.S. Government and Agency Obligations†	–	19,865,826	–	19,865,826

Foreign Government Obligation	–	346,282	–	346,282

Short-Term Investments

Joint Repurchase Agreements	–	1,621,125	–	1,621,125

Total Investments in Securities	–	$53,092,708	–	$53,092,708

†

All corporate bonds and notes, municipal bonds, and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K High Income Fund Fund Snapshots (unaudited) June 30, 2021

PORTFOLIO BREAKDOWN
Category	% of Net Assets

Corporate Bonds and Notes	96.5

Short-Term Investments[1]	12.9

Other Assets Less Liabilities[2]	(9.4)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

Rating	% of Market Value[1]

Baa/BBB	17.5

Ba/BB	66.7

B	15.8

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

General Electric Co., Series D, 3.449%, 09/15/21	2.4

Starwood Property Trust, Inc., 4.750%, 03/15/25	2.3

Ford Motor Co., 4.346%, 12/08/26	2.3

Hudbay Minerals, Inc., 4.500%, 04/01/26 (Canada)	2.3

Telecom Italia S.P.A., 5.303%, 05/30/24 (Italy)	2.2

Service Properties Trust, 7.500%, 09/15/25	2.0

Ovintiv Exploration Inc, 5.625%, 07/01/24	2.0

Apache Corp., 4.625%, 11/15/25	1.9

Occidental Petroleum Corp., 3.450%, 07/15/24	1.6

SLM Corp., 4.200%, 10/29/25	1.5

Top Ten as a Group	20.5

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K High Income Fund Schedule of Portfolio Investments (unaudited) June 30, 2021

	Principal Amount	Value

Corporate Bonds and Notes - 96.5%

Financials - 14.6%

Ally Financial, Inc. Series B (4.700% to 05/15/26 then U.S. Treasury Yield Curve CMT 5 year + 3.868%), 4.700%, 05/15/26[1,2,3]	$190,000	$196,213

The Charles Schwab Corp. Series I (4.000% to 06/01/26 then U.S. Treasury Yield Curve CMT 5 year + 3.168%), 4.000%, 06/01/26[1,2,3,4]	241,000	251,242

The Goldman Sachs Group, Inc. Series S (4.400% to 02/10/25 then U.S. Treasury Yield Curve CMT 5 year + 2.850%), 4.400%, 02/10/25[1,2,3]	143,000	148,005

MetLife, Inc. Series G (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,2,3,4]	189,000	198,178

Morgan Stanley Series M (5.875% to 09/15/26 then 3 month LIBOR + 4.435%), 5.875%, 09/15/26[1,2,3,4]	210,000	240,713

Navient Corp. 6.125%, 03/25/24	193,000	208,297

SBA Communications Corp. 3.875%, 02/15/27	180,000	184,843

Service Properties Trust 7.500%, 09/15/25	360,000	407,727

SLM Corp. 4.200%, 10/29/25	286,000	307,807

Starwood Property Trust, Inc. 4.750%, 03/15/25	446,000	463,840

VICI Properties LP/VICI Note Co., Inc. 3.500%, 02/15/25[4,5]	120,000	122,369

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.500%, 03/01/25[5]	185,000	199,219

Total Financials		2,928,453

Industrials - 79.8%

Adient Global Holdings, Ltd. (Jersey) 4.875%, 08/15/26[4,5]	200,000	205,846

AECOM 5.125%, 03/15/27	184,000	204,930

Allegheny Technologies, Inc. 7.875%, 08/15/23[6]	228,000	249,945

American Airlines Inc/AAdvantage Loyalty IP, Ltd. 5.500%, 04/20/26[5]	235,000	248,806

	Principal Amount	Value

American Axle & Manufacturing, Inc. 6.250%, 04/01/25[4]	$178,000	$183,867
6.250%, 03/15/26[4]	164,000	169,141

Apache Corp. 4.625%, 11/15/25	351,000	379,080

Avient Corp. 5.750%, 05/15/25[5]	140,000	147,806

Ball Corp. 5.250%, 07/01/25	135,000	152,381

Caesars Entertainment, Inc. 6.250%, 07/01/25[5]	185,000	196,185

CDW LLC/CDW Finance Corp. 5.500%, 12/01/24	225,000	250,511

Clearwater Paper Corp. 5.375%, 02/01/25[5]	255,000	271,575

Cleveland-Cliffs, Inc. 4.625%, 03/01/29[4,5]	200,000	210,454

Cogent Communications Group, Inc. 3.500%, 05/01/26[5]	200,000	204,500

Continental Resources, Inc. 4.375%, 01/15/28[4]	138,000	152,261

Crown Cork & Seal Co., Inc. 7.375%, 12/15/26	205,000	251,125

CSC Holdings LLC 5.250%, 06/01/24	167,000	181,187

DCP Midstream Operating LP 5.375%, 07/15/25	276,000	307,381

Delta Air Lines, Inc. 7.375%, 01/15/26[4]	251,000	294,616

DISH DBS Corp. 7.750%, 07/01/26	175,000	198,188

Embraer Netherlands Finance BV (Netherlands) 5.050%, 06/15/25	220,000	232,358

Encompass Health Corp. 4.500%, 02/01/28	180,000	186,745

FMG Resources August 2006 Pty, Ltd. (Australia) 5.125%, 05/15/24[5]	135,000	147,049

Ford Motor Co. 4.346%, 12/08/26	429,000	459,566

Fortress Transportation and Infrastructure Investors LLC 6.500%, 10/01/25[5]	175,000	181,781

General Electric Co. Series D (3 month LIBOR + 3.330%), 3.449%, 09/15/21[2,3]	483,000	475,030

G-III Apparel Group, Ltd. 7.875%, 08/15/25[5]	180,000	194,859

The Goodyear Tire & Rubber Co. 4.875%, 03/15/27	275,000	291,409

The accompanying notes are an integral part of these financial statements.

AMG GW&K High Income Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 79.8% (continued)

Hanesbrands, Inc. 4.875%, 05/15/26[5]	$170,000	$183,600

HCA, Inc. 5.375%, 02/01/25	87,000	98,136

Hexcel Corp. 4.950%, 08/15/25[6]	168,000	185,052

Howmet Aerospace, Inc. 6.875%, 05/01/25	212,000	246,764

Hudbay Minerals, Inc. (Canada) 4.500%, 04/01/26[5]	450,000	451,687

KB Home 6.875%, 06/15/27	165,000	196,350

L Brands, Inc. 9.375%, 07/01/25[5]	201,000	259,793

Lumen Technologies Inc 5.625%, 04/01/25	279,000	302,017

Macy’s Retail Holdings, LLC 3.625%, 06/01/24[4]	239,000	245,214

Mattel, Inc. 3.375%, 04/01/26[5]	240,000	249,000

Meritage Homes Corp. 6.000%, 06/01/25	163,000	185,820

Meritor, Inc. 6.250%, 06/01/25[4,5]	260,000	276,944

Methanex Corp. (Canada) 4.250%, 12/01/24	241,000	255,297

MGM China Holdings, Ltd. (Macau) 5.250%, 06/18/25[5]	215,000	223,331

MGM Resorts International 5.750%, 06/15/25	100,000	110,275

Newell Brands, Inc. 4.875%, 06/01/25	180,000	199,125

Nordstrom, Inc. 4.000%, 03/15/27[4]	282,000	292,752

NuStar Logistics LP 4.750%, 02/01/22	123,000	124,230
5.750%, 10/01/25	115,000	125,063

Occidental Petroleum Corp. 3.450%, 07/15/24	317,000	323,340
5.500%, 12/01/25[4]	35,000	38,646

Olin Corp. 9.500%, 06/01/25[5]	175,000	217,875

Ovintiv Exploration Inc 5.625%, 07/01/24	356,000	396,406

Owens-Brockway Glass Container, Inc. 6.375%, 08/15/25[5]	220,000	243,925

Penn National Gaming, Inc. 4.125%, 07/01/29[5]	200,000	199,000

	Principal Amount	Value

Penske Automotive Group, Inc. 3.500%, 09/01/25[4]	$192,000	$198,874

Prime Security Services Borrower LLC/Prime Finance, Inc. 5.750%, 04/15/26[5]	250,000	276,167

PTC, Inc. 3.625%, 02/15/25[5]	295,000	303,850

QVC, Inc. 4.450%, 02/15/25	234,000	249,910

Royal Caribbean Cruises, Ltd. (Liberia) 7.500%, 10/15/27[4]	116,000	134,560

Sally Holdings LLC/Sally Capital, Inc. 8.750%, 04/30/25[5]	130,000	142,350

Sealed Air Corp. 5.500%, 09/15/25[5]	200,000	222,750

Southwestern Energy Co. 6.450%, 01/23/25[1,6]	184,000	203,688

Sprint Corp. 7.125%, 06/15/24	169,000	194,984

Square, Inc. 2.750%, 06/01/26[4,5]	60,000	61,050

Telecom Italia S.P.A. (Italy) 5.303%, 05/30/24[5]	400,000	437,880

Tenet Healthcare Corp. 4.875%, 01/01/26[5]	190,000	197,068

Teva Pharmaceutical Finance Netherlands III (Netherlands) 2.800%, 07/21/23	200,000	199,298

TransDigm, Inc. 6.250%, 03/15/26[5]	190,000	200,450

Travel + Leisure Co. 5.650%, 04/01/24[6]	181,000	197,196

United Airlines Holdings, Inc. 5.000%, 02/01/24[4]	290,000	300,875

Western Midstream Operating LP 4.650%, 07/01/26	175,000	186,757

Total Industrials		15,965,931

Utilities - 2.1%

NRG Energy, Inc. 5.250%, 06/15/29[5]	185,000	196,794

SM Energy Co. 5.625%, 06/01/25	217,000	214,830

Total Utilities		411,624

Total Corporate Bonds and Notes
(Cost $19,044,514)		19,306,008

The accompanying notes are an integral part of these financial statements.

AMG GW&K High Income Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Short-Term Investments - 12.9%

Joint Repurchase Agreements - 12.9%[7]

Citigroup Global Markets, Inc., dated 06/30/21, due 07/01/21, 0.060% total to be received $570,985 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 07/01/21 - 01/15/59, totaling $582,404)	$570,984	$570,984

Daiwa Capital Markets America, dated 06/30/21, due 07/01/21, 0.050% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 11/30/21 - 07/01/51, totaling $1,020,000)	1,000,000	1,000,000

	Principal Amount	Value

RBC Dominion Securities, Inc., dated 06/30/21, due 07/01/21, 0.050% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 08/01/21 - 04/15/62, totaling $1,020,000)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		2,570,984

Total Short-Term Investments
(Cost $2,570,984)		2,570,984

Total Investments - 109.4%
(Cost $21,615,498)		21,876,992

Other Assets, less Liabilities - (9.4)%		(1,882,351)

Net Assets - 100.0%		$19,994,641

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
[2]	Perpetuity Bond. The date shown represents the next call date.
[3]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[4]

Some of these securities, amounting to $2,980,290 or 14.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[5]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of these securities amounted to $6,673,963 or 33.4% of net assets.

[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Corporate Bonds and Notes†	–	$19,306,008	–	$19,306,008

Short-Term Investments

Joint Repurchase Agreements	–	2,570,984	–	2,570,984

Total Investments in Securities	–	$21,876,992	–	$21,876,992

†

All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Fund Snapshots (unaudited) June 30, 2021

PORTFOLIO BREAKDOWN

Category	% of Net Assets

Transportation	28.5

Utilities	24.9

General Obligation	21.0

Medical	7.8

Water	6.0

Education	5.5

Power	1.1

Tobacco Settlement	0.7

Industrial Development	0.7

Short-Term Investments	6.7

Other Assets Less Liabilities	(2.9)

Rating	% of Market Value[1]

Aaa/AAA	24.8

Aa/AA	48.6

A	20.8

Baa/BBB	5.8

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

Wisconsin State Revenue, Department of Transportation, Series 2, 5.000%, 07/01/29	1.9

State of Maryland, Series B, 5.000%, 08/01/25	1.7

North Carolina State Limited Obligation, Series B, 5.000%, 05/01/28	1.4

Iowa Finance Authority, State Revolving Fund Green Bond, 5.000%, 08/01/30	1.4

Metropolitan Transportation Authority, Transit Revenue, Green Bond, Series B, 5.000%, 11/15/27	1.3

State of California, General Obligation, 5.000%, 11/01/30	1.2

State of Maryland, Department of Transportation, 5.000%, 09/01/29	1.2

State of Maryland, Department of Transportation, 5.000%, 10/01/28	1.1

State of New Jersey, 5.000%, 06/01/29	1.1

Michigan Finance Authority, Henry Ford Health System, 5.000%, 11/15/29	1.1

Top Ten as a Group	13.4

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (unaudited) June 30, 2021

	Principal Amount	Value

Municipal Bonds - 96.2%

Alabama - 0.8%

Alabama Public School and College Authority, Series A 5.000%, 11/01/34	$7,500,000	$9,997,142

Arizona - 2.1%

Arizona Department of Transportation State Highway Fund Revenue 5.000%, 07/01/28	5,040,000	6,121,981

Arizona Water Infrastructure Finance Authority, Water Quality Revenue, Series A 5.000%, 10/01/26	10,000,000	11,497,519

Salt River Project Agricultural Improvement & Power District 5.000%, 01/01/27 [1]	3,000,000	3,676,050
5.000%, 01/01/28 [1]	2,625,000	3,303,505
5.000%, 01/01/29 [1]	2,500,000	3,215,164

Total Arizona		27,814,219

California - 12.9%

California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/27	950,000	1,173,958
5.000%, 02/01/30	1,630,000	1,999,808
5.000%, 02/01/31	900,000	1,103,181
5.000%, 02/01/32	1,855,000	2,272,053

California State Public Works Board 5.000%, 02/01/31 [1]	3,500,000	4,663,325

California State Public Works Board, Series A 5.000%, 02/01/30 [1]	3,500,000	4,575,987
5.000%, 02/01/32 [1]	3,500,000	4,750,492
5.000%, 08/01/33 [1]	5,000,000	6,507,543
5.000%, 08/01/34 [1]	2,750,000	3,569,076
5.000%, 08/01/35 [1]	2,500,000	3,239,523

City of Los Angeles Department of Airports, Series C 5.000%, 05/15/30	10,515,000	13,875,448

Los Angeles County Metropolitan Transportation Authority, Series R 5.000%, 06/01/29	6,940,000	9,134,217
5.000%, 06/01/31	6,000,000	8,030,606
5.000%, 06/01/32	10,035,000	13,392,905

Los Angeles Unified School District, Series A 5.000%, 07/01/28	5,000,000	6,440,924

San Francisco City & County Airport Commission, San Francisco International Airport, Series A 5.000%, 05/01/34	5,010,000	6,346,525
5.000%, 05/01/35	5,800,000	7,336,501

San Francisco City & County Airport Comm-San Francisco International Airport, Series A 5.000%, 05/01/32	3,000,000	3,987,456

	Principal Amount	Value

State of California 5.000%, 08/01/29	$7,235,000	$8,842,205
5.000%, 09/01/29	5,075,000	6,217,794
5.000%, 11/01/30	11,575,000	15,598,235
5.000%, 09/01/31 [1]	8,000,000	10,892,420
5.000%, 04/01/32	5,000,000	6,964,942

State of California, Series C 5.000%, 09/01/26	7,740,000	9,196,541

University of California, Series S 5.000%, 05/15/36 [1]	3,000,000	3,960,134
5.000%, 05/15/37 [1]	3,000,000	3,948,325
5.000%, 05/15/38 [1]	3,000,000	3,938,616

Total California		171,958,740

Colorado - 1.3%

Colorado Health Facilities Authority, Series A 5.000%, 01/01/27	2,535,000	3,125,354
5.000%, 01/01/28	2,545,000	3,217,886
5.000%, 01/01/29	4,175,000	5,395,579
5.000%, 08/01/33	4,260,000	5,415,238

Total Colorado		17,154,057

Connecticut - 3.2%

State of Connecticut Special Tax Revenue 5.000%, 05/01/28	3,000,000	3,830,608

State of Connecticut Special Tax Revenue, Transportation Infrastructure 5.000%, 01/01/30	10,180,000	12,726,616

State of Connecticut Special Tax Revenue, Series B 5.000%, 10/01/35	7,500,000	9,451,161

State of Connecticut Special Tax Revenue, Series C 5.000%, 01/01/28 [1]	1,000,000	1,240,292
5.000%, 01/01/29 [1]	1,000,000	1,266,817
5.000%, 01/01/30 [1]	1,000,000	1,290,298
5.000%, 01/01/31 [1]	1,000,000	1,315,332
5.000%, 01/01/32 [1]	1,000,000	1,336,405

State of Connecticut, Series A 5.000%, 01/15/31	7,650,000	10,040,432

Total Connecticut		42,497,961

District of Columbia - 2.7%

District of Columbia, Series A 5.000%, 06/01/30	6,020,000	7,265,000

District of Columbia, Series B 5.000%, 10/01/28	7,100,000	9,171,412
5.000%, 06/01/31	10,080,000	12,798,870

Washington Convention & Sports Authority, Series A 5.000%, 10/01/27	5,475,000	6,841,494

Total District of Columbia		36,076,776

Florida - 4.1%

Central Florida Expressway Authority 5.000%, 07/01/28	4,460,000	5,720,800

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Florida - 4.1% (continued)

Escambia County Health Facilities Authority 5.000%, 08/15/37	$6,000,000	$7,637,866

Florida’s Turnpike Enterprise, Department of Transportation, Series C 5.000%, 07/01/28	7,075,000	8,625,033

Lee Memorial Health System, Series A 5.000%, 04/01/34	5,645,000	7,146,698

Orange County Health Facilities Authority, Series A 5.000%, 10/01/31	4,525,000	5,484,515

Orange County Health Facilities Authority, Series G 5.000%, 10/01/26	3,000,000	3,663,741

State of Florida, Capital Outlay, Series B 5.000%, 06/01/27	9,045,000	10,294,555

State of Florida, Department of Transportation, Fuel Sales Tax Revenue, Series B 5.000%, 07/01/26	5,780,000	5,780,000

Total Florida		54,353,208

Georgia - 1.4%

Georgia State University & College Improvements, Series A 5.000%, 07/01/27	4,600,000	4,821,788

Private Colleges & Universities Authority, Series B 5.000%, 09/01/30	10,360,000	13,931,475

Total Georgia		18,753,263

Illinois - 7.3%

Chicago O’Hare International Airport, Series A 5.000%, 01/01/35	5,010,000	6,469,793

Chicago O’Hare International Airport, Series B 5.000%, 01/01/28	10,670,000	12,301,720

Chicago O’Hare International Airport, Senior Lien, Series A 5.000%, 01/01/36	10,000,000	12,479,859
5.000%, 01/01/38	5,500,000	6,835,295

Illinois Finance Authority 5.000%, 01/01/29	2,310,000	3,006,696
5.000%, 07/01/29	8,755,000	11,519,944

Illinois Finance Authority, Series A 4.000%, 08/15/37	5,910,000	7,225,794

Illinois State Finance Authority Revenue, Clean Water Initiative Revenue 5.000%, 07/01/27	11,000,000	13,240,764

Illinois State Toll Highway Authority, Series A 5.000%, 12/01/31	9,735,000	11,583,879

Illinois State Toll Highway Authority, Senior Revenue Bonds, Series A 5.000%, 01/01/30	10,110,000	13,047,589

Total Illinois		97,711,333

	Principal Amount	Value

Indiana - 0.9%

Indiana Finance Authority, Series S 5.000%, 10/01/28 [1]	$1,000,000	$1,287,262
5.000%, 10/01/29 [1]	3,555,000	4,674,764

Indiana Finance Authority, Series C 5.000%, 06/01/29	4,800,000	6,304,747

Total Indiana		12,266,773

Iowa - 1.4%

Iowa Finance Authority, State Revolving Fund Green Bond 5.000%, 08/01/30	15,025,000	18,833,614

Kentucky - 0.5%

Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc., Series A 5.000%, 10/01/29	5,505,000	6,626,178

Maryland - 5.2%

Maryland State Transportation Authority 5.000%, 07/01/33	6,350,000	8,446,365

State of Maryland, Department of Transportation 5.000%, 10/01/28	12,365,000	15,069,757
5.000%, 09/01/29	12,205,000	15,243,282

State of Maryland, Series B 5.000%, 08/01/25	19,135,000	22,715,354

State of Maryland, State & Local Facilities Loan of 2019, 1st Series 5.000%, 03/15/30	6,000,000	7,808,902

Total Maryland		69,283,660

Massachusetts - 1.9%

Commonwealth of Massachusetts 5.000%, 07/01/29	6,010,000	7,908,037

Massachusetts Bay Transportation Authority 5.000%, 07/01/22	10,020,000	10,508,284

Massachusetts Water Resources Authority, Series C 5.000%, 08/01/31	6,080,000	7,377,103

Total Massachusetts		25,793,424

Michigan - 3.4%

Lansing Board of Water & Light, Series A 5.500%, 07/01/41	5,000,000	5,000,000

Michigan Finance Authority, Henry Ford Health System 5.000%, 11/15/29	11,450,000	13,990,859

Michigan State Building Authority Revenue, Series I 5.000%, 04/15/27	5,700,000	6,805,427

State of Michigan 5.000%, 03/15/27	10,000,000	12,443,325

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Michigan - 3.4% (continued)

Wayne County Airport Authority, Series A
5.000%, 12/01/37	$2,285,000	$3,067,151
5.000%, 12/01/38	1,405,000	1,881,216
5.000%, 12/01/39	1,800,000	2,403,759

Total Michigan		45,591,737

Minnesota - 0.3%

City of Minneapolis MN, Fairview Health Services, Series A
5.000%, 11/15/35	3,165,000	3,930,048

Mississippi - 0.8%

State of Mississippi, Series A 5.000%, 10/01/28	10,000,000	10,121,331

Missouri - 1.5%

University of Missouri, Series A 5.000%, 11/01/26	5,520,000	6,367,589

University of Missouri, Series B 5.000%, 11/01/30	10,010,000	13,510,372

Total Missouri		19,877,961

New Jersey - 4.9%

New Jersey State Turnpike Authority Revenue, Series B 5.000%, 01/01/28	4,010,000	5,070,226

New Jersey State Turnpike Authority Revenue, Series D 5.000%, 01/01/28	5,000,000	6,130,242

New Jersey Transportation Trust Fund Authority, Series S 5.000%, 06/15/30	6,255,000	8,115,756
5.000%, 06/15/31	7,615,000	10,067,399
5.000%, 06/15/32	5,750,000	7,565,568
5.000%, 06/15/33	6,000,000	7,867,016

State of New Jersey 5.000%, 06/01/25	4,335,000	5,089,066
5.000%, 06/01/29	11,500,000	14,901,463

Total New Jersey		64,806,736

New Mexico - 0.2%

New Mexico Finance Authority 5.000%, 06/01/22	2,845,000	2,972,062

New York - 13.3%

City of New York 5.000%, 08/01/34	3,250,000	4,270,312

City of New York, Series C 5.000%, 08/01/33	1,500,000	1,977,851

City of New York, Series L 5.000%, 04/01/33	6,500,000	8,687,705

Long Island Power Authority 5.000%, 09/01/35	5,030,000	6,432,374

	Principal Amount	Value

Metropolitan Transportation Authority, Transit Revenue, Green Bond, Series B 5.000%, 11/15/27	$14,225,000	$17,807,040

Metropolitan Transportation Authority, Transit Revenue, Series F 5.000%, 11/15/24	4,950,000	5,256,867
5.000%, 11/15/27	5,000,000	5,294,065
5.000%, 11/15/28	4,760,000	5,589,535

Nassau County Interim Finance Authority, Series A 5.000%, 11/15/31	3,000,000	4,129,486

New York City Transitional Finance Authority Building Aid Revenue, Series S-3, Sub-Series S-3A 5.000%, 07/15/31	5,080,000	6,475,160

New York City Transitional Finance Authority Future Tax Secured Revenue 5.000%, 11/01/31	2,500,000	3,390,709
5.000%, 11/01/32	4,000,000	5,399,611

New York City Transitional Finance Authority Future Tax Secured Revenue, Series E 5.000%, 02/01/37	7,000,000	9,246,674

New York City Transitional Finance Authority, Future Tax Secured Revenue, Series C 5.000%, 11/01/26	9,585,000	11,260,971

New York State Dormitory Authority, Series A 5.000%, 12/15/25	8,645,000	9,253,576
5.000%, 12/15/27	5,640,000	6,036,178
5.000%, 03/15/31	7,670,000	9,829,750
5.000%, 03/15/32	8,000,000	10,759,964

New York State Dormitory Authority, Series D 5.000%, 02/15/27	5,355,000	5,516,113

New York State Dormitory Authority, Series E 5.000%, 03/15/32	8,410,000	9,932,162

New York Transportation Development Corp. 4.000%, 10/31/41	1,250,000	1,478,224
4.000%, 10/31/46	1,500,000	1,762,202
5.000%, 12/01/30	1,000,000	1,341,552
5.000%, 12/01/31	1,100,000	1,472,365
5.000%, 12/01/32	1,450,000	1,924,417
5.000%, 12/01/33	1,000,000	1,323,061

Port Authority of New York & New Jersey 5.000%, 07/15/31	10,000,000	13,070,517
5.000%, 07/15/32	6,545,000	8,524,644

Total New York		177,443,085

North Carolina - 1.4%

North Carolina State Limited Obligation, Series B 5.000%, 05/01/28	15,300,000	19,009,499

Ohio - 2.1%

Ohio State General Obligation, Series A 5.000%, 09/01/26	7,090,000	8,694,644

Ohio State General Obligation, Series T 5.000%, 05/01/30	5,000,000	6,217,214

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Ohio - 2.1% (continued)

State of Ohio, Series A 5.000%, 08/01/21	$12,545,000	$12,594,610

Total Ohio		27,506,468

Oregon - 1.7%

Oregon State Lottery, Series C 5.000%, 04/01/27	10,000,000	11,665,924

Oregon State Lottery, Series D 5.000%, 04/01/28	9,225,000	10,750,583

Total Oregon		22,416,507

Pennsylvania - 1.9%

Allegheny County Hospital Development Authority, University Pittsburgh Medical Center 5.000%, 07/15/31	5,530,000	7,152,488

Commonwealth Financing Authority, Pennsylvania Tobacco 5.000%, 06/01/32	7,910,000	9,793,984

Lancaster County Hospital Authority, University of Pennsylvania Health Revenue 5.000%, 08/15/26	6,970,000	8,516,336

Total Pennsylvania		25,462,808

Texas - 9.5%

Central Texas Turnpike System Transportation Commission, Series C 5.000%, 08/15/31	11,175,000	12,559,870

Central Texas Turnpike System, Series A 5.000%, 08/15/39	8,000,000	10,348,504

City of Corpus Christi TX Utility System Revenue, Junior Lien 5.000%, 07/15/29	3,125,000	3,964,251

City of Houston TX Airport System Revenue, Series A 4.000%, 07/01/35	1,100,000	1,336,531
4.000%, 07/01/36	1,100,000	1,332,648
5.000%, 07/01/34	2,835,000	3,750,427

City of San Antonio TX Electric & Gas Systems Revenue, Series A 5.000%, 02/01/37	3,010,000	3,972,909
5.000%, 02/01/38	2,985,000	3,930,727

City of San Antonio TX Electric & Gas Systems Revenue 5.000%, 02/01/26	9,350,000	11,237,943

Dallas Area Rapid Transit, Senior Lien 5.250%, 12/01/28	8,865,000	11,623,905

Dallas Fort Worth International Airport, Series A 5.000%, 11/01/29	3,535,000	4,664,378
5.000%, 11/01/30	2,000,000	2,688,850
5.000%, 11/01/31	3,265,000	4,365,405

Lower Colorado River Authority, LCRA Transmission Services Corporation 5.000%, 05/15/29	3,815,000	4,300,520

	Principal Amount	Value

North Texas Municipal Water District Water System Revenue, Refunding and Improvement 5.000%, 09/01/29	$7,350,000	$8,950,656

North Texas Tollway Authority, 2nd Tier, Series B 5.000%, 01/01/31	2,000,000	2,349,561
5.000%, 01/01/32	3,010,000	3,637,845

North Texas Tollway Authority, Series A 5.000%, 01/01/26	7,795,000	8,704,070

Texas Private Activity Bond Surface Transportation Corp. 4.000%, 12/31/37	5,000,000	5,885,892
4.000%, 12/31/38	3,735,000	4,387,306

Texas Transportation Commission Fund, Series A 5.000%, 04/01/27	12,550,000	13,008,231

Total Texas		127,000,429

Utah - 2.0%

Salt Lake City Corp. Airport Revenue, Series A 5.000%, 07/01/29	3,450,000	4,319,860
5.000%, 07/01/30	6,585,000	8,201,861

State of Utah, Series B 5.000%, 07/01/22	7,515,000	7,882,766

Utah Transit Authority, Series A 5.000%, 06/15/27	5,020,000	5,902,920

Total Utah		26,307,407

Virginia - 0.8%

Virginia College Building Authority, Series A 5.000%, 09/01/21	8,220,000	8,284,045
5.000%, 09/01/21	1,780,000	1,794,261

Total Virginia		10,078,306

Washington - 3.0%

Port of Seattle 5.000%, 08/01/31	5,000,000	6,633,482

State of Washington School Improvements, Series C 5.000%, 02/01/28	7,370,000	8,847,030

State of Washington, Series R-2015C 5.000%, 07/01/28	10,280,000	11,898,586

University of Washington, University & College Improvements Revenue, Series C 5.000%, 07/01/27	7,270,000	7,784,712

Washington Health Care Facilities Authority, Series A 5.000%, 08/01/38	3,270,000	4,107,719

Total Washington		39,271,529

West Virginia - 0.9%

West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligation 5.000%, 01/01/35	3,745,000	4,624,029

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

West Virginia - 0.9% (continued)

West Virginia Parkways Authority 5.000%, 06/01/37	$1,750,000	$2,322,269
5.000%, 06/01/38	2,000,000	2,643,331
5.000%, 06/01/39	2,000,000	2,636,660

Total West Virginia		12,226,289

Wisconsin - 2.8%

State of Wisconsin 5.000%, 05/01/29	3,500,000	4,601,400
5.000%, 05/01/30	2,390,000	3,208,533
5.000%, 05/01/31	2,700,000	3,590,791

Wisconsin State Revenue, Department of Transportation, Series 2 5.000%, 07/01/29	20,405,000	25,496,921

Total Wisconsin		36,897,645

Total Municipal Bonds
(Cost $1,212,623,262)		1,280,040,195

Short-Term Investments - 6.7%

Municipal Bonds - 6.7%

California - 2.4%

City of Los Angeles 4.000%, 06/23/22	30,000,000	31,140,348

[1]	All or part of this security is a delayed delivery transaction. The market value for delayed delivery securities at June 30, 2021, amounted to $72,651,329, or 5.5% of net assets.

	Principal Amount	Value

Texas - 4.3%

State of Texas 4.000%, 08/26/21	$57,145,000	$57,488,996

Total Municipal Bonds
(Cost $88,612,991)		88,629,344

Total Short-Term Investments
(Cost $88,612,991)		88,629,344

Total Investments - 102.9%
(Cost $1,301,236,253)		1,368,669,539

Other Assets, less Liabilities - (2.9)%		(38,390,598)

Net Assets - 100.0%		$1,330,278,941

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds†	–	$1,280,040,195	–	$1,280,040,195

Short-Term Investments

Municipal Bonds†	–	88,629,344	–	88,629,344

Total Investments in Securities	–	$1,368,669,539	–	$1,368,669,539

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Fund Snapshots (unaudited) June 30, 2021

PORTFOLIO BREAKDOWN

Category	% of Net Assets

Transportation	31.1

Medical	26.1

Utilities	12.9

General Obligation	11.5

Tobacco Settlement	4.1

Education	3.3

Industrial Development	2.5

Housing	2.4

Water	1.8

Other Assets	4.3

Rating	% of Market Value[1]

Aaa/AAA	1.6

Aa/AA	21.9

A	33.4

Baa/BBB	42.4

Ba/BB	0.7

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.0

West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligation, 5.000%, 01/01/43	2.6

Colorado Health Facilities Authority, Series A, 5.000%, 08/01/44	2.4

Central Plains Energy Project Project #3, Series A, 5.000%, 09/01/42	2.2

Chicago O’Hare International Airport, Senior Lien, Series A, 5.000%, 01/01/48	2.2

Central Texas Regional Mobility Authority, Series B, 5.000%, 01/01/45	2.1

New York Transportation Development Corp., Laguardia Airport Terminal B, 5.000%, 07/01/46	2.0

City of Minneapolis MN, Fairview Health Services, Series A, Revenue, 5.000%, 11/15/49	1.9

Escambia County Health Facilities Authority, 4.000%, 08/15/50	1.8

New Orleans Aviation Board, General Airport North Terminal, Series B, Revenue, 5.000%, 01/01/48	1.8

Top Ten as a Group	22.0

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (unaudited) June 30, 2021

	Principal Amount	Value

Municipal Bonds - 95.7%

Arizona - 0.6%

Arizona Industrial Development Authority 4.000%, 02/01/50	$2,000,000	$2,321,139

California - 6.0%

California Health Facilities Financing Authority 4.000%, 04/01/49	1,000,000	1,172,490

California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/42	2,375,000	2,867,062

California Municipal Finance Authority, Series I 5.000%, 05/15/43	3,000,000	3,618,336
5.000%, 05/15/48	4,600,000	5,516,706

California State Public Works Board, Series B 4.000%, 05/01/46	2,500,000	3,008,975

State of California 5.000%, 03/01/36	5,000,000	6,519,899

Total California		22,703,468

Colorado - 4.2%

Colorado Health Facilities Authority, Series A 5.000%, 08/01/44	7,215,000	8,970,423

Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008 6.500%, 11/15/38	4,360,000	6,832,137

Total Colorado		15,802,560

Connecticut - 4.7%

State of Connecticut Special Tax Revenue 4.000%, 05/01/39	1,000,000	1,197,126
5.000%, 05/01/40	1,000,000	1,294,272

State of Connecticut Special Tax Revenue, Series A 5.000%, 05/01/41	2,485,000	3,250,276

State of Connecticut Special Tax Revenue, Transportation Infrastructure 5.000%, 01/01/38	5,165,000	6,342,385

State of Connecticut, Series E 5.000%, 09/15/35	2,435,000	3,063,128
5.000%, 09/15/37	2,200,000	2,756,690

Total Connecticut		17,903,877

Florida - 7.8%

City of Tampa, Series H 4.000%, 07/01/45	2,775,000	3,230,812
5.000%, 07/01/50	2,250,000	2,820,582

County of Miami-Dade FL Water & Sewer System Revenue 4.000%, 10/01/46	4,000,000	4,800,076

Escambia County Health Facilities Authority 4.000%, 08/15/50	6,050,000	6,968,458

Hillsborough County Industrial Development Authority 4.000%, 08/01/50	5,000,000	5,883,208

	Principal Amount	Value

Miami Beach Health Facilities Authority Mt. Sinai Medical Center 5.000%, 11/15/39	$5,220,000	$5,809,380

Total Florida		29,512,516

Illinois - 8.1%

Chicago O’Hare International Airport, Senior Lien, Series A 5.000%, 01/01/48	6,750,000	8,264,665

Chicago O’Hare International Airport, Series A 4.000%, 01/01/37	2,000,000	2,371,704

Metropolitan Pier & Exposition Authority 5.000%, 06/15/50	5,000,000	6,258,102

State of Illinois 5.500%, 05/01/39	4,000,000	5,184,715
5.750%, 05/01/45	3,000,000	3,895,902

State of Illinois, Series A 4.000%, 03/01/40	1,500,000	1,765,199
5.000%, 03/01/46	2,225,000	2,798,036

Total Illinois		30,538,323

Louisiana - 3.4%

Louisiana Public Facilities Authority 4.000%, 05/15/49	5,000,000	5,807,000

New Orleans Aviation Board, General Airport North Terminal, Series B 5.000%, 01/01/48	5,845,000	6,924,520

Total Louisiana		12,731,520

Maine - 1.1%

Maine Health & Higher Educational Facilities Authority, Series A 4.000%, 07/01/45	1,500,000	1,759,868
4.000%, 07/01/50	2,000,000	2,335,434

Total Maine		4,095,302

Massachusetts - 0.8%

Massachusetts Development Finance Agency 4.000%, 07/01/51	2,750,000	3,252,345

Minnesota - 3.2%

City of Minneapolis MN, Fairview Health Services, Series A 5.000%, 11/15/49	5,910,000	7,144,154

Duluth Economic Development Authority, Essentia Health Obligated Group 5.000%, 02/15/48	4,050,000	4,878,113

Total Minnesota		12,022,267

Nebraska - 2.2%

Central Plains Energy Project Project #3, Series A 5.000%, 09/01/42	5,560,000	8,308,925

New Jersey - 9.6%

New Jersey Economic Development Authority 5.000%, 11/01/44	3,000,000	3,714,119

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

New Jersey - 9.6% (continued)

New Jersey Economic Development Authority, Series DDD 5.000%, 06/15/42	$2,865,000	$3,431,322

New Jersey Economic Development Authority, Series S 4.000%, 06/15/46	1,500,000	1,750,040
4.000%, 06/15/50	1,500,000	1,742,970

New Jersey Transportation Trust Fund Authority 4.000%, 06/15/45	2,000,000	2,335,582
4.000%, 06/15/50	2,000,000	2,323,960
5.000%, 06/15/45	1,000,000	1,261,483
5.000%, 06/15/50	2,000,000	2,510,506

New Jersey Transportation Trust Fund Authority, Series BB 5.000%, 06/15/44	2,250,000	2,761,119

New Jersey Turnpike Authority, Series A 4.000%, 01/01/42	2,000,000	2,404,670
4.000%, 01/01/51	2,280,000	2,707,936

Tobacco Settlement Financing Corp. Series A 5.000%, 06/01/46	2,500,000	3,005,247
5.250%, 06/01/46	3,285,000	4,025,803

Tobacco Settlement Financing Corp. Series B 5.000%, 06/01/46	2,050,000	2,437,910

Total New Jersey		36,412,667

New York - 16.6%

City of New York, Series A 5.000%, 08/01/45	4,405,000	5,533,527

City of New York, Series D 5.000%, 03/01/43	5,360,000	6,808,896

City of New York, Series F 5.000%, 03/01/42	4,000,000	5,185,943

Metropolitan Transportation Authority, Series C 4.750%, 11/15/45	3,175,000	3,910,908
5.000%, 11/15/50	2,335,000	2,914,579
5.250%, 11/15/55	3,020,000	3,860,177

Monroe County Industrial Development Corp., Series A 4.000%, 07/01/50	5,000,000	5,883,685

New York City Transitional Finance Authority Future Tax Secured Revenue, Series E 4.000%, 02/01/46	5,000,000	5,935,965

New York State Thruway Authority, Series B 4.000%, 01/01/45	5,000,000	5,834,659

New York Transportation Development Corp. 4.000%, 12/01/39	1,825,000	2,203,258
4.000%, 12/01/40	2,020,000	2,432,476
4.000%, 04/30/53	4,000,000	4,675,187

New York Transportation Development Corp., Laguardia Airport Terminal B 5.000%, 07/01/46	6,820,000	7,667,097

Total New York		62,846,357

	Principal Amount	Value

Oklahoma - 3.8%

Norman Regional Hospital Authority 5.000%, 09/01/45	$4,335,000	$5,370,212

Oklahoma Development Finance Authority, Health Ou Medicine Project, Series B 5.250%, 08/15/48	2,975,000	3,638,209
5.500%, 08/15/52	4,500,000	5,564,679

Total Oklahoma		14,573,100

Pennsylvania - 1.1%

Geisinger Authority, Series G 4.000%, 04/01/50	3,510,000	4,092,809

Rhode Island - 1.6%

Tobacco Settlement Financing Corp. Series A 5.000%, 06/01/35	2,000,000	2,279,004
5.000%, 06/01/40	3,285,000	3,703,458
Total Rhode Island		5,982,462

South Carolina - 1.1%

South Carolina Jobs-Economic Development Authority, Series I 5.000%, 12/01/46	3,325,000	4,248,601

Texas - 12.5%

Central Texas Regional Mobility Authority 5.000%, 01/01/46	1,500,000	1,739,691

Central Texas Regional Mobility Authority, Series B 4.000%, 01/01/51	2,000,000	2,344,947
5.000%, 01/01/45	6,405,000	8,038,249
5.000%, 01/01/46	2,050,000	2,624,878

Central Texas Turnpike System, Series C 5.000%, 08/15/42	2,065,000	2,295,420

City of Houston TX Airport System Revenue, Series A 4.000%, 07/01/46	1,500,000	1,769,441

City of San Antonio TX Electric & Gas Systems Revenue, Series A 5.000%, 02/01/46	1,600,000	2,068,588

Texas Private Activity Bond Surface

Transportation Corp. 5.000%, 06/30/58	9,180,000	11,331,010

Texas Private Activity Bond Surface Transportation Corp., Senior Lien-Blueridge Transport 5.000%, 12/31/40	3,955,000	4,501,384
5.000%, 12/31/45	3,880,000	4,389,596

Texas Private Activity Bond Surface Transportation Corp., Series A 4.000%, 12/31/39	5,500,000	6,445,931

Total Texas		47,549,135

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Virginia - 1.8%

Virginia Small Business Financing Authority, Transform 66 P3 Project 5.000%, 12/31/49	$2,500,000	$3,015,127
5.000%, 12/31/52	3,170,000	3,805,780

Total Virginia		6,820,907

Washington - 2.2%

Port of Seattle 5.000%, 08/01/46	3,000,000	3,843,807

Washington Health Care Facilities Authority 4.000%, 09/01/45	1,000,000	1,189,123
5.000%, 09/01/45	2,465,000	3,175,124
Total Washington		8,208,054

West Virginia - 3.3%

West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligation 5.000%, 01/01/43	8,000,000	9,719,092

	Principal Amount	Value

West Virginia Parkways Authority 5.000%, 06/01/47	$2,080,000	$2,695,300

Total West Virginia		12,414,392

Total Municipal Bonds (Cost $331,275,855)		362,340,726

Total Investments - 95.7% (Cost $331,275,855)		362,340,726

Other Assets, less Liabilities - 4.3%		16,380,915

Net Assets - 100.0%		$378,721,641

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds†	—	$362,340,726	—	$362,340,726

Total Investments in Securities	—	$362,340,726	—	$362,340,726

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Global Allocation Fund Fund Snapshots (unaudited) June 30, 2021

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Information Technology	20.7

Consumer Discretionary	19.5

Industrials	16.8

Financials	11.1

Health Care	8.8

Communication Services	6.9

U.S. Government and Agency Obligations	6.5

Foreign Government Obligations	2.9

Utilities	2.2

Real Estate	2.1

Municipal Bonds	1.2

Supranational Banks	0.5

Short-Term Investments	0.8

Other Assets Less Liabilities	0.0	[1]

[1]	Less than 0.05%

Rating	% of Market Value[1]

U.S. Government and Agency Obligations	28.7

Aaa/AAA	2.5

Aa/AA	17.6

A	4.5

Baa/BBB	20.4

Ba/BB	24.1

B	2.2

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	3.1

Moncler SpA (Italy)	3.0

Infineon Technologies AG (Germany)	2.8

PayPal Holdings, Inc.	2.8

Adyen, N.V. (Netherlands)	2.8

LVMH Moet Hennessy Louis Vuitton SE (France)	2.7

HDFC Bank, Ltd., ADR (India)	2.6

Alphabet, Inc., Class A	2.5

IDEXX Laboratories, Inc.	2.5

MakeMyTrip, Ltd. (India)	2.4

Top Ten as a Group	27.2

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (unaudited) June 30, 2021

	Shares	Value

Common Stocks - 76.5%

Communication Services - 6.9%

Alphabet, Inc., Class A*	1,560	$3,809,193

Charter Communications, Inc., Class A*,1	5,096	3,676,509

Tencent Holdings, Ltd. (China)	38,700	2,913,820

Total Communication Services		10,399,522

Consumer Discretionary - 19.5%

Alibaba Group Holding, Ltd. (China)*	108,600	3,079,227

Amazon.com, Inc.*	856	2,944,777

Huazhu Group, Ltd., ADR (China)*	58,280	3,077,767

LVMH Moet Hennessy Louis Vuitton SE (France)	5,162	4,060,723

MakeMyTrip, Ltd. (India)*	122,781	3,689,569

Moncler SpA (Italy)	66,150	4,484,173

Sands China, Ltd. (Macau)*	737,200	3,102,993

TAL Education Group, ADR (China)*	57,260	1,444,670

Yum China Holdings, Inc. (China)*	52,600	3,429,376

Total Consumer Discretionary		29,313,275

Financials - 8.9%

AIA Group, Ltd. (Hong Kong)	256,800	3,185,753

The Charles Schwab Corp.	42,300	3,079,863

Goosehead Insurance, Inc., Class A1	24,695	3,143,673

HDFC Bank, Ltd., ADR (India)*	54,640	3,995,277

Total Financials		13,404,566

Health Care - 8.8%

IDEXX Laboratories, Inc.*	5,994	3,785,511

STERIS PLC	14,450	2,981,035

UnitedHealth Group, Inc.	8,740	3,499,845

Zoetis, Inc.	16,080	2,996,669

Total Health Care		13,263,060

Industrials - 7.9%

Casella Waste Systems, Inc., Class A*	44,710	2,835,955

HEICO Corp., Class A	25,560	3,174,041

MISUMI Group, Inc. (Japan)	90,500	3,062,679

Roper Technologies, Inc.	6,180	2,905,836

Total Industrials		11,978,511

Information Technology - 20.7%

Adyen, N.V. (Netherlands)*,2	1,698	4,164,058

ANSYS, Inc.*	7,850	2,724,421

Black Knight, Inc.*	29,400	2,292,612

Halma PLC (United Kingdom)	75,250	2,803,458

Infineon Technologies AG (Germany)	104,790	4,214,995

Mastercard, Inc., Class A	9,060	3,307,715

PayPal Holdings, Inc.*	14,460	4,214,801

	Shares	Value

ServiceNow, Inc.*	5,186	$2,849,966

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	38,530	4,629,765

Total Information Technology		31,201,791

Real Estate - 2.1%

American Tower Corp., REIT	11,470	3,098,506

Utilities - 1.7%

NextEra Energy, Inc.	35,580	2,607,302

Total Common Stocks
(Cost $75,866,997)		115,266,533

	Principal Amount

Corporate Bonds and Notes - 12.1%

Financials - 2.2%

Aircastle, Ltd. (Bermuda) 5.250%, 08/11/25[2]	$168,000	189,004

Ally Financial, Inc. 8.000%, 11/01/31	102,000	147,039

Bank of America Corp. MTN, (4.330% to 03/15/49 then 3 month LIBOR + 1.520%), 4.330%, 03/15/50[3,4]	283,000	349,280

Boston Properties, LP 3.400%, 06/21/29	155,000	168,651

CIT Group, Inc. 6.125%, 03/09/28	143,000	174,991

The Goldman Sachs Group, Inc.
Series S, (4.400% to 02/10/25 then U.S. Treasury Yield Curve CMT 5 year + 2.850%), 4.400%, 02/10/25[3,4,5]	501,000	519,788

Host Hotels & Resorts LP Series I, 3.500%, 09/15/30	154,000	161,948

Iron Mountain, Inc. 4.500%, 02/15/31[2]	176,000	178,420

MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,3,4,5]	345,000	362,616

SBA Communications Corp. 3.875%, 02/15/27	152,000	156,465

Sprint Capital Corp. 6.875%, 11/15/28	115,000	147,631

Truist Financial Corp.
Series N, (4.800% to 09/01/24 then U.S. Treasury Yield Curve CMT 5 year + 3.003%), 4.800%, 09/01/24[3,4,5]	484,000	508,805

Visa, Inc. 4.150%, 12/14/35	183,000	225,687

Total Financials		3,290,325

The accompanying notes are an integral part of these financial statements.

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 8.9%

Adient Global Holdings, Ltd. (Jersey) 4.875%, 08/15/26[1,2]	$200,000	$206,096

AECOM 5.125%, 03/15/27	148,000	165,020

Anheuser-Busch InBev Worldwide, Inc. 4.375%, 04/15/38	171,000	204,897

Apache Corp. 4.625%, 11/15/25	235,000	254,469

Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.250%, 09/01/28[2]	200,000	200,121

AT&T, Inc. 4.300%, 12/15/42	199,000	227,423

Ball Corp. 4.875%, 03/15/26	138,000	153,880

Berry Global, Inc. 1.500%, 01/15/27[2,6]	166,000	200,741
5.625%, 07/15/27[2]	170,000	180,003

CDW LLC/CDW Finance Corp. 4.250%, 04/01/28	160,000	168,482

Centene Corp. 3.375%, 02/15/30	174,000	182,066

Cisco Systems, Inc. 5.500%, 01/15/40	122,000	172,464

Cleveland-Cliffs, Inc. 4.875%, 03/01/31[1,2]	175,000	183,976

Cogent Communications Group, Inc. 3.500%, 05/01/26[2]	170,000	174,038

CommonSpirit Health 3.347%, 10/01/29	132,000	143,238

Crown Americas LLC/Crown

Americas Capital Corp. V 4.250%, 09/30/26	143,000	153,766

CSC Holdings LLC 5.250%, 06/01/24	171,000	185,740

CVS Health Corp. 5.125%, 07/20/45	162,000	211,273

Dell, Inc. 7.100%, 04/15/28[1]	139,000	179,247

Delta Air Lines, Inc. 3.800%, 04/19/23[1]	161,000	167,162

Elanco Animal Health, Inc. 5.900%, 08/28/28[7]	125,000	146,717

Embraer Netherlands Finance BV (Netherlands) 5.400%, 02/01/27	236,000	251,786

Ford Motor Co. 6.625%, 10/01/28	274,000	327,338

Freeport-McMoRan, Inc. 4.550%, 11/14/24	159,000	173,111

	Principal Amount	Value

General Electric Co.
Series D, (3 month LIBOR + 3.330%), 3.449%, 09/15/21[4,5]	$381,000	$375,190

General Motors Co. 6.125%, 10/01/25	186,000	220,396

Griffon Corp. 5.750%, 03/01/28	180,000	191,820

HB Fuller Co. 4.250%, 10/15/28	149,000	154,062

HCA, Inc. 3.500%, 09/01/30	171,000	182,285

Howmet Aerospace, Inc. 5.125%, 10/01/24	194,000	214,599

Hudbay Minerals, Inc. (Canada) 4.500%, 04/01/26[2]	175,000	175,875

Kaiser Aluminum Corp. 4.625%, 03/01/28[2]	165,000	170,679

Kraft Heinz Foods Co. 4.625%, 01/30/29	133,000	154,943

L Brands, Inc. 9.375%, 07/01/25[2]	174,000	225,362

Lamar Media Corp. 3.750%, 02/15/28	179,000	182,396

Las Vegas Sands Corp. 3.900%, 08/08/29	170,000	181,286

Lumen Technologies Inc 5.625%, 04/01/25	169,000	183,327

MDC Holdings, Inc. 2.500%, 01/15/31	250,000	244,265

MercadoLibre, Inc. 2.375%, 01/14/26	250,000	251,940

Meritor, Inc. 6.250%, 06/01/25[1,2]	175,000	186,635

MGM China Holdings, Ltd. (Macau) 5.250%, 06/18/25[2]	200,000	208,429

MGM Resorts International 5.750%, 06/15/25	145,000	160,080

Microsoft Corp. 2.525%, 06/01/50	190,000	187,270

Murphy Oil USA, Inc. 5.625%, 05/01/27	167,000	176,746

Nestle Holdings, Inc. 1.000%, 09/15/27[2]	275,000	268,821

Netflix, Inc. 3.000%, 06/15/25[2,6]	155,000	200,394

Newell Brands, Inc. 4.700%, 04/01/26[7]	135,000	150,710

NuStar Logistics LP 5.750%, 10/01/25	161,000	175,574

Occidental Petroleum Corp. 5.500%, 12/01/25	157,000	173,848

The accompanying notes are an integral part of these financial statements.

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 8.9% (continued)

Penske Automotive Group, Inc. 3.750%, 06/15/29	$172,000	$173,289

Pernod Ricard International Finance LLC 1.250%, 04/01/28[2]	400,000	384,252

PulteGroup, Inc. 5.500%, 03/01/26	121,000	141,613

Quebecor Media, Inc. (Canada) 5.750%, 01/15/23	162,000	173,572

Royal Caribbean Cruises, Ltd. (Liberia) 10.875%, 06/01/23[2]	130,000	148,207

Silgan Holdings, Inc. 4.125%, 02/01/28	157,000	163,137

SK Hynix, Inc. (South Korea) 2.375%, 01/19/31[2]	200,000	195,383

Smith & Nephew PLC (United Kingdom) 2.032%, 10/14/30	332,000	325,519

Southwest Airlines Co. 5.250%, 05/04/25	191,000	218,113

Telecom Italia Capital, S.A. (Luxembourg) 6.375%, 11/15/33	157,000	187,808

Tencent Holdings, Ltd. (China) 2.880%, 04/22/31[2]	200,000	207,283

Teva Pharmaceutical Finance Netherlands III (Netherlands) 2.800%, 07/21/23	175,000	174,604

Travel + Leisure Co. 5.650%, 04/01/24[7]	145,000	158,465

TreeHouse Foods, Inc. 4.000%, 09/01/28	157,000	156,057

United Rentals North America Inc. 3.875%, 02/15/31	190,000	193,562

Verizon Communications, Inc. 3.875%, 02/08/29	191,000	217,422

Walmart, Inc. 4.050%, 06/29/48	176,000	222,019

Wynn Macau, Ltd. (Cayman Islands) 5.500%, 01/15/26[2]	200,000	209,893

Yum! Brands, Inc. 3.625%, 03/15/31	174,000	173,347

Total Industrials		13,433,531

Supranational Banks - 0.5%

Inter-American Development Bank 0.625%, 07/15/25[1]	663,000	660,507

Utilities - 0.5%

Dominion Energy, Inc.
Series B, (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%), 4.650%, 12/15/24[3,4,5]	508,000	541,020

	Principal Amount	Value

Northern States Power Co. 2.900%, 03/01/50	$219,000	$224,695

Total Utilities		765,715

Total Corporate Bonds and Notes
(Cost $17,606,008)		18,150,078

Municipal Bonds - 1.2%

California State General Obligation, School Improvements 7.550%, 04/01/39	215,000	367,006

JobsOhio Beverage System Series B, 4.532%, 01/01/35	290,000	360,988

Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	255,000	344,646

Metropolitan Transportation Authority 6.687%, 11/15/40	270,000	392,684

New Jersey Transportation Trust Fund Authority Series C, 5.754%, 12/15/28	295,000	351,996
Total Municipal Bonds
(Cost $1,706,391)		1,817,320

U.S. Government and Agency Obligations -6.5%

Fannie Mae - 3.5%

FNMA 2.000%, 02/01/36 to 05/01/36	484,215	501,250
2.500%, 01/01/35 to 02/01/35	260,391	273,309
3.500%, 01/01/48	162,583	176,233
4.000%, 12/01/21 to 09/01/49	1,496,781	1,630,469
4.500%, 02/01/49 to 08/01/50	1,462,298	1,601,929
5.000%, 08/01/49 to 08/01/50	900,078	1,003,614
5.500%, 02/01/37	7,236	8,402

Total Fannie Mae		5,195,206

Freddie Mac - 0.8%

FHLMC Gold Pool 3.500%, 05/01/44 to 01/01/46	1,097,590	1,189,843

U.S. Treasury Obligations - 2.2%

U.S. Treasury Bonds 1.875%, 02/15/51	763,000	729,142
3.000%, 11/15/44	138,000	162,613
3.500%, 02/15/39	688,000	861,263
4.500%, 02/15/36	638,000	876,677

U.S. Treasury Notes 1.500%, 02/15/30	741,000	748,989

Total U.S. Treasury Obligations		3,378,684

Total U.S. Government and Agency Obligations
(Cost $9,940,507)		9,763,733

Foreign Government Obligations - 2.9%

Abu Dhabi Government International Bond (United Arab Emirates) 2.500%, 04/16/25[2]	350,000	372,305

The accompanying notes are an integral part of these financial statements.

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Foreign Government Obligations - 2.9% (continued)

China Government Bond (China)
Series INBK 2.880%, 11/05/23[8]	6,210,000	$964,613
Series INBK 3.270%, 11/19/30[8]	6,300,000	988,181

Finland Government International Bond (Finland) 0.875%, 05/20/30[2]	$400,000	380,618

Japan Finance Organization for Municipalities (Japan) 1.000%, 05/21/25[2]	732,000	734,752

Kingdom of Belgium Government International Bond (Belgium) 1.000%, 05/28/30	200,000	190,846

The Korea Development Bank (South Korea) 0.500%, 10/27/23	269,000	269,220

Philippine Government International Bond (Philippines) 1.648%, 06/10/31[1]	200,000	193,452

Province of Ontario Canada (Canada) 1.050%, 05/21/27	156,000	154,818

Province of Quebec Canada (Canada) 1.350%, 05/28/30[1]	173,000	169,728

Total Foreign Government Obligations
(Cost $4,411,877)		4,418,533

	Principal Amount	Value

Short-Term Investments - 0.8%

Joint Repurchase Agreements - 0.8%[9]

Deutsche Bank Securities, Inc., dated 06/30/21, due 07/01/21, 0.050% total to be received $202,439 (collateralized by various U.S. Government Agency Obligations, 1.500% -5.500%, 03/01/25 - 07/01/51, totaling $206,488)	$202,439	$202,439

RBC Dominion Securities, Inc., dated 06/30/21, due 07/01/21, 0.050% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 08/01/21 -04/15/62, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		1,202,439

Total Short-Term Investments (Cost $1,202,439)		1,202,439

Total Investments - 100.0% (Cost $110,734,219)		150,618,636

Other Assets, less Liabilities - 0.0%#		61,896

Net Assets - 100.0%		$150,680,532

*	Non-income producing security.
#	Less than 0.05%.
[1]

Some of these securities, amounting to $8,649,389 or 5.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of these securities amounted to $9,745,345 or 6.5% of net assets.

[3]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
[4]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[5]	Perpetuity Bond. The date shown represents the next call date.
[6]	Principal amount stated in EURO dollars (EUR).
[7]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[8]	Principal amount stated in Chinese Yuan (CNY).
[9]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Information Technology	$20,019,280	$11,182,511	—	$31,201,791

Consumer Discretionary	11,156,783	18,156,492	—	29,313,275

Financials	10,218,813	3,185,753	—	13,404,566

Health Care	13,263,060	—	—	13,263,060

Industrials	8,915,832	3,062,679	—	11,978,511

Communication Services	7,485,702	2,913,820	—	10,399,522

Real Estate	3,098,506	—	—	3,098,506

Utilities	2,607,302	—	—	2,607,302

Corporate Bonds and Notes†	—	18,150,078	—	18,150,078

Municipal Bonds†	—	1,817,320	—	1,817,320

U.S. Government and Agency Obligations†	—	9,763,733	—	9,763,733

Foreign Government Obligations	—	4,418,533	—	4,418,533

Short-Term Investments

Joint Repurchase Agreements	—	1,202,439	—	1,202,439

Total Investments in Securities	$76,765,278	$73,853,358	—	$150,618,636

†

All corporate bonds and notes, municipal bonds, and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at June 30, 2021, was as follows:

Country	% of Long-Term Investments

Belgium	0.1

Bermuda	0.1

Canada	0.5

Cayman Islands	0.1

China	10.8

Finland	0.3

France	2.7

Germany	2.8

Hong Kong	2.1

India	5.2

Italy	3.0

Japan	2.6

Jersey	0.1

Country	% of Long-Term Investments

Liberia	0.1

Luxembourg	0.1

Macau	2.2

Netherlands	3.1

Philippines	0.1

South Korea	0.3

Taiwan	3.1

United Arab Emirates	0.3

United Kingdom	2.1

United States	58.2

100.0

The accompanying notes are an integral part of these financial statements.

AMG GW&K Small Cap Core Fund Fund Snapshots (unaudited) June 30, 2021

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Health Care	21.5

Consumer Discretionary	16.1

Information Technology	14.7

Financials	14.7

Industrials	12.7

Real Estate	5.7

Materials	5.2

Consumer Staples	2.9

Energy	2.2

Utilities	2.0

Other Assets Less Liabilities	2.3

TOP TEN HOLDINGS

Security Name	% of Net Assets

Endava PLC, ADR (United Kingdom)	2.2

Texas Roadhouse, Inc.	2.1

Skyline Champion Corp.	2.0

Avient Corp.	1.9

Syneos Health, Inc.	1.9

Medpace Holdings, Inc.	1.8

Brooks Automation, Inc.	1.7

MACOM Technology Solutions Holdings, Inc.	1.7

Globus Medical, Inc., Class A	1.7

Phreesia, Inc.	1.7

Top Ten as a Group	18.7

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (unaudited) June 30, 2021

	Shares	Value

Common Stocks - 97.7%

Consumer Discretionary - 16.1%

Boot Barn Holdings, Inc.*	90,728	$7,625,688

Churchill Downs, Inc.	41,024	8,133,418

Chuy’s Holdings, Inc.*,1	104,785	3,904,289

Five Below, Inc.*	27,805	5,373,872

Grand Canyon Education, Inc.*	90,484	8,140,846

Helen of Troy, Ltd.*	24,022	5,479,899

Lithia Motors, Inc., Class A1	30,463	10,468,305

Ollie’s Bargain Outlet Holdings, Inc.*,1	79,097	6,654,431

Oxford Industries, Inc.	63,622	6,288,399

Patrick Industries, Inc.	126,565	9,239,245

Revolve Group, Inc.*	65,651	4,523,354

Skyline Champion Corp.*	254,518	13,565,809

Texas Roadhouse, Inc.	147,912	14,229,134

Wolverine World Wide, Inc.	178,865	6,017,019

Total Consumer Discretionary		109,643,708

Consumer Staples - 2.9%

Central Garden & Pet Co., Class A*	195,227	9,429,464

Performance Food Group Co.*	207,727	10,072,682

Total Consumer Staples		19,502,146

Energy - 2.2%

Magnolia Oil & Gas Corp., Class A*,1	598,212	9,350,053

Matador Resources Co.	159,600	5,747,196

Total Energy		15,097,249

Financials - 14.7%

Ameris Bancorp	213,169	10,792,747

AMERISAFE, Inc.	93,960	5,608,472

Cathay General Bancorp	207,370	8,162,083

Cohen & Steers, Inc.	102,154	8,385,822

Glacier Bancorp, Inc.	185,746	10,230,890

Horace Mann Educators Corp.	180,576	6,757,154

Houlihan Lokey, Inc.[1]	102,367	8,372,597

Meridian Bancorp, Inc.	204,913	4,192,520

OceanFirst Financial Corp.	315,379	6,572,498

Open Lending Corp.*	54,842	2,363,142

Pacific Premier Bancorp, Inc.	235,578	9,962,594

Seacoast Banking Corp. of Florida	292,941	10,003,935

Stifel Financial Corp.	139,361	9,038,954

Total Financials		100,443,408

Health Care - 21.5%

AtriCure, Inc.*,1	131,284	10,414,760

Castle Biosciences, Inc.*	45,990	3,372,447

	Shares	Value

Covetrus, Inc.*	293,549	$7,925,823

CryoLife, Inc.*,1	235,922	6,700,185

CryoPort, Inc.*,1	127,341	8,035,217

Emergent BioSolutions, Inc.*	78,722	4,958,699

Globus Medical, Inc., Class A*	150,634	11,678,654

Halozyme Therapeutics, Inc.*	176,260	8,003,966

HealthEquity, Inc.*,1	108,535	8,734,897

ICU Medical, Inc.*	18,711	3,850,724

Integra LifeSciences Holdings Corp.*	120,076	8,193,986

LHC Group, Inc.*	32,500	6,508,450

Medpace Holdings, Inc.*	67,847	11,983,816

Phreesia, Inc.*	186,527	11,434,105

Progyny, Inc.*,1	150,430	8,875,370

Supernus Pharmaceuticals, Inc.*,1	250,161	7,702,457

Syneos Health, Inc.*	145,788	13,046,568

Veracyte, Inc.*,1	135,797	5,429,164

Total Health Care		146,849,288

Industrials - 12.7%

Alamo Group, Inc.	62,765	9,582,960

Allegiant Travel Co.*	36,691	7,118,054

Heartland Express, Inc.	249,572	4,275,169

Helios Technologies, Inc.	139,685	10,902,414

ICF International, Inc.	81,513	7,161,732

Primoris Services Corp.	249,863	7,353,468

RBC Bearings, Inc.*	48,395	9,650,931

Ritchie Bros. Auctioneers, Inc. (Canada)	144,040	8,538,691

The Shyft Group, Inc.[1]	148,653	5,561,109

SPX Corp.*	32,725	1,998,843

UFP Industries, Inc.	137,298	10,206,733

US Ecology, Inc.*	109,226	4,098,160

Total Industrials		86,448,264

Information Technology - 14.7%

Brooks Automation, Inc.	124,434	11,856,071

Cerence, Inc.*,1	67,611	7,214,770

The Descartes Systems Group, Inc. (Canada)*	113,739	7,866,189

Endava PLC, ADR (United Kingdom)*	134,564	15,256,866

MACOM Technology Solutions Holdings, Inc.*,1	184,258	11,807,253

Novanta, Inc.*	66,305	8,935,262

Paylocity Holding Corp.*	46,927	8,953,672

Rapid7, Inc.*,1	105,716	10,003,905

Silicon Laboratories, Inc.*	58,636	8,985,967

Viavi Solutions, Inc.*	556,465	9,827,172

Total Information Technology		100,707,127

The accompanying notes are an integral part of these financial statements.

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 5.2%

Avient Corp.	265,780	$13,065,745

Balchem Corp.	58,066	7,621,743

Compass Minerals International, Inc.	64,171	3,802,773

Minerals Technologies, Inc.	91,853	7,226,076

Silgan Holdings, Inc.	94,262	3,911,873

Total Materials		35,628,210

Real Estate - 5.7%

Agree Realty Corp., REIT	87,622	6,176,475

National Health Investors, Inc., REIT	85,660	5,743,503

QTS Realty Trust, Inc., Class A, REIT	118,992	9,198,081

Ryman Hospitality Properties, Inc., REIT *	82,933	6,548,390

	Shares	Value
STAG Industrial, Inc., REIT [1]	300,653	$11,253,442

Total Real Estate		38,919,891

Utilities - 2.0%

IDACORP, Inc.	64,726	6,310,785

NorthWestern Corp.	122,269	7,363,039

Total Utilities		13,673,824

Total Common Stocks (Cost $432,335,543)		666,913,115

Total Investments - 97.7% (Cost $432,335,543)		666,913,115

Other Assets, less Liabilities - 2.3%		15,696,346

Net Assets - 100.0%		$682,609,461

*	Non-income producing security.

[1]

Some of these securities, amounting to $78,813,409 or 11.5% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

ADR   American Depositary Receipt

REIT   Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$666,913,115	—	—	$666,913,115

Total Investments in Securities	$666,913,115	—	—	$666,913,115

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Small/Mid Cap Fund Fund Snapshots (unaudited) June 30, 2021

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Information Technology	18.1

Industrials	15.9

Health Care	15.2

Consumer Discretionary	13.2

Financials	11.9

Real Estate	6.7

Materials	6.2

Consumer Staples	3.7

Energy	2.4

Utilities	1.8

Other Assets Less Liabilities	4.9

TOP TEN HOLDINGS

Security Name	% of Net Assets

Zebra Technologies Corp., Class A	2.6

HubSpot, Inc.	2.3

Signature Bank	2.1

Gartner, Inc.	2.0

Western Alliance Bancorp.	1.9

Acadia Healthcare Co., Inc.	1.8

Bio-Rad Laboratories, Inc., Class A	1.8

Entegris, Inc.	1.8

BJ’s Wholesale Club Holdings, Inc.	1.8

Diamondback Energy, Inc.	1.7

Top Ten as a Group	19.8

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Small/Mid Cap Fund Schedule of Portfolio Investments (unaudited) June 30, 2021

	Shares	Value

Common Stocks - 95.1%

Consumer Discretionary - 13.2%

Bright Horizons Family Solutions, Inc.*	24,249	$3,567,270

Burlington Stores, Inc.*	16,839	5,421,990

Carter’s, Inc.	35,687	3,681,828

Cavco Industries, Inc.*	24,015	5,335,893

Dorman Products, Inc.*	52,448	5,437,284

Five Below, Inc.*	29,731	5,746,110

Gentherm, Inc.*	34,729	2,467,495

Grand Canyon Education, Inc.*	28,470	2,561,446

Lithia Motors, Inc., Class A1	23,938	8,226,054

Nordstrom, Inc.*,1	110,154	4,028,332

Polaris, Inc.	55,036	7,537,731

Texas Roadhouse, Inc.	70,726	6,803,841

Vail Resorts, Inc.*	11,398	3,607,695

Total Consumer Discretionary		64,422,969

Consumer Staples - 3.7%

BJ’s Wholesale Club Holdings, Inc.*	182,645	8,690,249

Lancaster Colony Corp.	27,351	5,292,692

Performance Food Group Co.*	87,755	4,255,240

Total Consumer Staples		18,238,181

Energy - 2.4%

Diamondback Energy, Inc.	89,964	8,446,720

Pioneer Natural Resources Co.	20,949	3,404,631

Total Energy		11,851,351

Financials - 11.9%

Artisan Partners Asset Management, Inc., Class A	47,754	2,426,858

Atlantic Union Bankshares Corp.	131,591	4,766,226

Glacier Bancorp, Inc.	71,175	3,920,319

Kemper Corp.	51,257	3,787,893

Kinsale Capital Group, Inc.	19,925	3,283,042

Pinnacle Financial Partners, Inc.	88,176	7,785,059

Piper Sandler Cos	41,886	5,426,750

Signature Bank	40,965	10,063,052

Voya Financial, Inc.[1]	117,947	7,253,741

Western Alliance Bancorp.	99,488	9,237,461

Total Financials		57,950,401

Health Care - 15.2%

Acadia Healthcare Co., Inc.*	141,070	8,852,143

Bio-Rad Laboratories, Inc., Class A*	13,711	8,833,860

Catalent, Inc.*	73,486	7,945,306

Chemed Corp.	4,177	1,981,987

Globus Medical, Inc., Class A*	65,301	5,062,787

	Shares	Value

Horizon Therapeutics PLC*	87,416	$8,185,634

Integer Holdings Corp.*	41,027	3,864,743

Jazz Pharmaceuticals PLC (Ireland)*	29,717	5,278,928

Molina Healthcare, Inc.*	21,572	5,459,010

Neurocrine Biosciences, Inc.*	49,059	4,774,422

STERIS PLC	28,413	5,861,602

Syneos Health, Inc.*	92,669	8,292,949

Total Health Care		74,393,371

Industrials - 15.9%

Booz Allen Hamilton Holding Corp.	50,188	4,275,014

Comfort Systems USA, Inc.	40,941	3,225,741

Exponent, Inc.	59,190	5,280,340

Federal Signal Corp.	128,980	5,188,865

Gates Industrial Corp PLC*	387,836	7,008,196

Gibraltar Industries, Inc.*	91,353	6,971,147

Graco, Inc.	40,241	3,046,244

Hexcel Corp.*	78,915	4,924,296

Ingersoll Rand, Inc.*	158,327	7,727,941

Nordson Corp.	31,468	6,907,541

RBC Bearings, Inc.*	36,333	7,245,527

Ritchie Bros. Auctioneers, Inc. (Canada)	99,332	5,888,401

Schneider National, Inc., Class B	115,949	2,524,210

The Toro Co.	69,593	7,646,879

Total Industrials		77,860,342

Information Technology - 18.1%

Cerence, Inc.*,1	69,780	7,446,224

Cognex Corp.	67,404	5,665,306

Entegris, Inc.	71,146	8,748,824

EPAM Systems, Inc.*	14,689	7,505,491

Gartner, Inc.*	40,660	9,847,852

HubSpot, Inc.*	19,251	11,217,943

Manhattan Associates, Inc.*	28,200	4,084,488

Paylocity Holding Corp.*	24,956	4,761,605

Power Integrations, Inc.	21,664	1,777,748

Rapid7, Inc.*,1	78,116	7,392,117

Silicon Laboratories, Inc.*	44,227	6,777,788

Zebra Technologies Corp., Class A*	24,466	12,954,502

Total Information Technology		88,179,888

Materials - 6.2%

AptarGroup, Inc.	38,603	5,436,846

Eagle Materials, Inc.	45,398	6,451,510

Element Solutions, Inc.	310,613	7,262,132

Quaker Chemical Corp.[1]	25,363	6,015,850

The accompanying notes are an integral part of these financial statements.

AMG GW&K Small/Mid Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 6.2% (continued)

RPM International, Inc.	59,131	$5,243,737

Total Materials		30,410,075

Real Estate - 6.7%

American Campus Communities, Inc., REIT	84,159	3,931,909

CoreSite Realty Corp., REIT	28,657	3,857,232

Easterly Government Properties, Inc., REIT	223,535	4,712,118

Hudson Pacific Properties, Inc., REIT	187,528	5,217,029

Physicians Realty Trust, REIT	239,164	4,417,359

Summit Hotel Properties, Inc., REIT *	336,065	3,135,486

Sun Communities, Inc., REIT	42,809	7,337,463

Total Real Estate		32,608,596

	Shares	Value
Utilities - 1.8%

IDACORP, Inc.	50,458	$4,919,655

Portland General Electric Co.	84,689	3,902,469

Total Utilities		8,822,124

Total Common Stocks (Cost $333,388,974)		464,737,298

Total Investments - 95.1% (Cost $333,388,974)		464,737,298

Other Assets, less Liabilities - 4.9%		23,812,583

Net Assets - 100.0%		$488,549,881

*	Non-income producing security.
[1]

Some of these securities, amounting to $24,555,840 or 5.0% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

REIT   Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$464,737,298	—	—	$464,737,298

Total Investments in Securities	$464,737,298	—	—	$464,737,298

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Small Cap Value Fund Fund Snapshots (unaudited) June 30, 2021

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Financials	27.3

Industrials	17.8

Consumer Discretionary	11.6

Real Estate	8.6

Health Care	8.3

Materials	5.3

Energy	4.9

Information Technology	4.6

Utilities	3.3

Consumer Staples	3.0

Communication Services	2.1

Short-Term Investments	0.0#

Other Assets Less Liabilities	3.2

TOP TEN HOLDINGS

Security Name	% of Net Assets

Tenet Healthcare Corp.	2.6

Apollo Medical Holdings, Inc.	2.4

Group 1 Automotive, Inc.	2.2

Central Garden & Pet Co.	2.1

Gray Television, Inc.	2.1

Piper Sandler Cos	2.1

Independence Realty Trust, Inc.	2.1

Pacific Premier Bancorp, Inc.	2.0

Boot Barn Holdings, Inc.	2.0

Walker & Dunlop, Inc.	2.0

Top Ten as a Group	21.6

#	Less than 0.05%.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Small Cap Value Fund Schedule of Portfolio Investments (unaudited) June 30, 2021

	Shares	Value

Common Stocks - 96.8%

Communication Services - 2.1%

Gray Television, Inc.[1]	275,547	$6,447,800

Consumer Discretionary - 11.6%

Boot Barn Holdings, Inc.*	73,750	6,198,687

Callaway Golf Co.[2]	165,385	5,578,436

Denny’s Corp.*	269,642	4,446,397

Group 1 Automotive, Inc.[2]	43,506	6,718,631

Johnson Outdoors, Inc., Class A	33,773	4,086,533

MDC Holdings, Inc.	42,853	2,168,362

Noodles & Co.*	253,945	3,169,234

Patrick Industries, Inc.[2]	48,483	3,539,259

Total Consumer Discretionary		35,905,539

Consumer Staples - 3.0%

BJ’s Wholesale Club Holdings, Inc.*,2	56,613	2,693,646

Central Garden & Pet Co.*,1,2	123,275	6,524,946

Total Consumer Staples		9,218,592

Energy - 4.9%

Magnolia Oil & Gas Corp., Class A*,2	248,966	3,891,339

Matador Resources Co.[2]	138,897	5,001,681

ProPetro Holding Corp.*	230,140	2,108,082

Renewable Energy Group, Inc.*,2	40,332	2,514,297

Solaris Oilfield Infrastructure, Inc., Class A	168,654	1,642,690

Total Energy		15,158,089

Financials - 27.3%

Ameris Bancorp	118,288	5,988,922

Atlantic Union Bankshares Corp.	141,513	5,125,601

Cathay General Bancorp	91,240	3,591,206

City Holding Co.[2]	40,544	3,050,531

Community Bank System, Inc.[2]	66,092	4,999,860

Enterprise Financial Services Corp.	78,544	3,643,656

Federal Agricultural Mortgage Corp., Class C	37,308	3,689,761

First Financial Bancorp	148,193	3,501,801

First Interstate BancSystem, Inc., Class A	79,643	3,331,467

Flagstar Bancorp, Inc.	89,707	3,791,915

International Bancshares Corp.	91,046	3,909,515

James River Group Holdings, Ltd. (Bermuda)	59,745	2,241,632

OceanFirst Financial Corp.	221,612	4,618,394

Pacific Premier Bancorp, Inc.	149,466	6,320,917

Piper Sandler Cos[1]	49,640	6,431,358

Selective Insurance Group, Inc.	70,942	5,756,943

Stifel Financial Corp.	83,693	5,428,328

Walker & Dunlop, Inc.	59,210	6,180,340

	Shares	Value

WesBanco, Inc.	74,819	$2,665,801

Total Financials		84,267,948

Health Care - 8.3%

Apollo Medical Holdings, Inc.*,2	117,939	7,407,749

Covetrus, Inc.*,2	90,748	2,450,196

Emergent BioSolutions, Inc.*	26,295	1,656,322

Integer Holdings Corp.*	37,320	3,515,544

Supernus Pharmaceuticals, Inc.*,2	81,061	2,495,868

Tenet Healthcare Corp.*,1	120,494	8,071,893

Total Health Care		25,597,572

Industrials - 17.8%

Allegiant Travel Co.*	9,064	1,758,416

American Woodmark Corp.*	34,080	2,783,995

Atkore, Inc.*	44,721	3,175,191

CACI International, Inc., Class A*	17,645	4,501,592

CBIZ, Inc.*	108,218	3,546,304

Columbus McKinnon Corp.	111,324	5,370,270

Comfort Systems USA, Inc.	61,973	4,882,853

Douglas Dynamics, Inc.	99,150	4,034,413

Federal Signal Corp.	135,777	5,462,309

ICF International, Inc.	49,174	4,320,428

Lydall, Inc.*,2	95,887	5,803,081

Primoris Services Corp.	100,566	2,959,657

SkyWest, Inc.*,2	69,858	3,008,784

UFP Industries, Inc.	45,143	3,355,931

Total Industrials		54,963,224

Information Technology - 4.6%

American Software, Inc., Class A	201,148	4,417,210

Power Integrations, Inc.	31,325	2,570,530

Silicon Laboratories, Inc.*	19,830	3,038,947

Viavi Solutions, Inc.*,2	240,039	4,239,089

Total Information Technology		14,265,776

Materials - 5.3%

Minerals Technologies, Inc.[2]	47,042	3,700,794

Orion Engineered Carbons, S.A. (Luxembourg)*	227,054	4,311,755

Schnitzer Steel Industries, Inc., Class A	116,491	5,713,884

Worthington Industries, Inc.[2]	43,436	2,657,415

Total Materials		16,383,848

Real Estate - 8.6%

Agree Realty Corp., REIT	53,843	3,795,393

Four Corners Property Trust, Inc., REIT	164,550	4,543,225

Getty Realty Corp., REIT	135,804	4,230,295

Independence Realty Trust, Inc., REIT [1]	352,308	6,422,575

The accompanying notes are an integral part of these financial statements.

AMG GW&K Small Cap Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Real Estate - 8.6% (continued)

Lexington Realty Trust, REIT [2]	187,790	$2,244,091

Summit Hotel Properties, Inc., REIT *	242,304	2,260,696

Xenia Hotels & Resorts, Inc., REIT *	159,759	2,992,286

Total Real Estate		26,488,561

Utilities - 3.3%

IDACORP, Inc.[2]	40,776	3,975,660

NorthWestern Corp.	57,756	3,478,066

Southwest Gas Holdings, Inc.	44,354	2,935,791

Total Utilities		10,389,517

Total Common Stocks
(Cost $236,087,874)		299,086,466

	Principal Amount	Value

Short-Term Investments - 0.0%#

Joint Repurchase Agreements - 0.0%#,3

TD Securities LLC, dated 06/30/21, due 07/01/21, 0.050% total to be received $18,254 (collateralized by various U.S. Treasuries, 0.125% - 2.625%, 09/30/21 - 02/29/24, totaling $18,619)	$18,254	$18,254

Total Short-Term Investments
(Cost $18,254)		18,254

Total Investments - 96.8%
(Cost $236,106,128)		299,104,720

Other Assets, less Liabilities - 3.2%		9,830,008

Net Assets - 100.0%		$308,934,728

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some or all of this security is held as collateral for interfund borrowing.
[2]

Some of these securities, amounting to $41,958,550 or 13.6% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT   Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$ 299,086,466	–	–	$ 299,086,466

Short-Term Investments

Joint Repurchase Agreements	–	$ 18,254	–	18,254

Total Investments in Securities	$ 299,086,466	$ 18,254	–	$ 299,104,720

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) June 30, 2021

	AMG GW&K ESG Bond Fund	AMG GW&K Enhanced Core Bond ESG Fund	AMG GW&K High Income Fund

Assets:

Investments at value[1] (including securities on loan valued at $27,730,546, $2,100,622, and $2,980,290, respectively)	$919,512,447	$51,471,583	$19,306,008

Repurchase Agreements at value[2]	26,441,895	1,621,125	2,570,984

Cash	12,351,298	2,263,714	680,606

Receivable for investments sold	–	466,848	322,787

Dividend and interest receivables	7,000,694	398,372	252,615

Securities lending income receivable	5,031	1,112	1,626

Receivable for Fund shares sold	308,082	7,601	9,972

Receivable from affiliate	–	8,502	6,043

Prepaid expenses and other assets	43,591	18,325	13,416

Total assets	965,663,038	56,257,182	23,164,057

Liabilities:

Payable upon return of securities loaned	26,441,895	1,621,125	2,570,984

Payable for investments purchased	–	–	571,932

Payable for Fund shares repurchased	1,435,183	10,238	125

Accrued expenses:

Investment advisory and management fees	188,100	13,305	6,358

Administrative fees	115,993	6,653	2,446

Distribution fees	–	3,373	–

Shareholder service fees	116,301	1,344	2,368

Other	160,468	35,629	15,203

Total liabilities	28,457,940	1,691,667	3,169,416

Net Assets	$937,205,098	$54,565,515	$19,994,641

[1] Investments at cost	$900,138,975	$50,028,928	$19,044,514

[2] Repurchase agreements at cost	$26,441,895	$1,621,125	$2,570,984

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG GW&K ESG Bond Fund	AMG GW&K Enhanced Core Bond ESG Fund	AMG GW&K High Income Fund

Net Assets Represent:

Paid-in capital	$917,429,880	$56,020,349	$19,727,671

Total distributable earnings (loss)	19,775,218	(1,454,834)	266,970

Net Assets	$937,205,098	$54,565,515	$19,994,641

Class N:

Net Assets	$479,404,258	$16,463,298	$9,463,231

Shares outstanding	18,666,965	1,533,885	417,149

Net asset value, offering and redemption price per share	$25.68	$10.73	$22.69

Class I:

Net Assets	$457,800,840	$26,896,373	$10,531,410

Shares outstanding	17,823,325	2,496,430	464,539

Net asset value, offering and redemption price per share	$25.69	$10.77	$22.67

Class Z:

Net Assets	–	$11,205,844	–

Shares outstanding	–	1,040,649	–

Net asset value, offering and redemption price per share	–	$10.77	–

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund	AMG GW&K Global Allocation Fund

Assets:

Investments at value[1] (including securities on loan valued at $0, $0, and $8,649,389, respectively)	$1,368,669,539	$362,340,726	$149,416,197

Repurchase Agreements at value[2]	–	–	1,202,439

Cash	47,992,344	12,321,633	765,594

Foreign currency[3]	–	–	272,325

Receivable for investments sold	–	1,021,900	190,604

Dividend and interest receivables	16,665,198	3,598,959	342,269

Securities lending income receivable	–	–	1,270

Receivable for Fund shares sold	1,325,092	708,647	181,761

Receivable from affiliate	48,376	17,012	6,069

Prepaid expenses and other assets	66,408	21,265	20,231

Total assets	1,434,766,957	380,030,142	152,398,759

Liabilities:

Payable upon return of securities loaned	–	–	1,202,439

Payable for investments purchased	31,136,700	1,000,000	–

Payable for delayed delivery investments purchased	70,694,111	–	–

Payable for Fund shares repurchased	2,089,632	54,000	317,805

Accrued expenses:

Investment advisory and management fees	226,139	139,079	74,620

Administrative fees	164,211	46,360	18,655

Distribution fees	3,566	2,818	10,136

Shareholder service fees	55,735	16,575	8,081

Other	117,922	49,669	86,491

Total liabilities	104,488,016	1,308,501	1,718,227

Net Assets	$1,330,278,941	$378,721,641	$150,680,532

[1] Investments at cost	$1,301,236,253	$331,275,855	$109,531,780

[2] Repurchase agreements at cost	–	–	$1,202,439

[3] Foreign currency at cost	–	–	$275,387

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund	AMG GW&K Global Allocation Fund

Net Assets Represent:

Paid-in capital	$1,256,177,700	$344,601,424	$110,044,443

Total distributable earnings	74,101,241	34,120,217	40,636,089

Net Assets	$1,330,278,941	$378,721,641	$150,680,532

Class N:

Net Assets	$17,315,085	$13,847,338	$47,971,919

Shares outstanding	1,395,027	1,264,719	2,378,660

Net asset value, offering and redemption price per share	$12.41	$10.95	$20.17

Class I:

Net Assets	$1,312,963,856	$364,739,941	$99,015,215

Shares outstanding	105,185,362	34,243,838	4,854,670

Net asset value, offering and redemption price per share	$12.48	$10.65	$20.40

Class Z:

Net Assets	–	$134,362	$3,693,398

Shares outstanding	–	12,617	181,075

Net asset value, offering and redemption price per share	–	$10.65	$20.40

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG GW&K Small Cap Core Fund	AMG GW&K Small/Mid Cap Fund	AMG GW&K Small Cap Value Fund

Assets:

Investments at value[1] (including securities on loan valued at $78,813,409, $24,555,840, and $41,958,550, respectively)	$666,913,115	$464,737,298	$299,086,466

Repurchase Agreements at value[2]	–	–	18,254

Cash	11,954,046	8,899,335	20,789

Receivable for investments sold	6,872,791	–	45,266,125

Dividend and interest receivables	353,440	158,285	253,252

Securities lending income receivable	7,889	2,989	3,261

Receivable for Fund shares sold	310,043	15,183,503	96,890

Receivable from affiliate	–	–	3,916

Prepaid expenses and other assets	31,522	33,199	29,503

Total assets	686,442,846	489,014,609	344,778,456

Liabilities:

Payable upon return of securities loaned	–	–	18,254

Payable for investments purchased	1,985,620	–	–

Payable for Fund shares repurchased	1,278,120	95,631	225,282

Interfund loan payable	–	–	35,217,070

Accrued expenses:

Investment advisory and management fees	401,009	243,684	204,427

Administrative fees	83,808	57,853	43,806

Distribution fees	2,169	13,906	–

Shareholder service fees	23,892	10,111	58,223

Other	58,767	43,543	76,666

Total liabilities	3,833,385	464,728	35,843,728

Net Assets	$682,609,461	$488,549,881	$308,934,728

[1] Investments at cost	$432,335,543	$333,388,974	$236,087,874

[2] Repurchase agreements at cost	–	–	$18,254

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG GW&K Small Cap Core Fund	AMG GW&K Small/Mid Cap Fund	AMG GW&K Small Cap Value Fund

Net Assets Represent:

Paid-in capital	$399,410,280	$345,270,900	$217,993,225

Total distributable earnings	283,199,181	143,278,981	90,941,503

Net Assets	$682,609,461	$488,549,881	$308,934,728

Class N:

Net Assets	$10,435,170	$68,175,720	$221,405,891

Shares outstanding	298,519	3,679,171	6,757,723

Net asset value, offering and redemption price per share	$34.96	$18.53	$32.76

Class I:

Net Assets	$542,266,784	$248,041,509	$83,580,309

Shares outstanding	15,165,985	13,354,356	2,541,612

Net asset value, offering and redemption price per share	$35.76	$18.57	$32.88

Class Z:

Net Assets	$129,907,507	$172,332,652	$3,948,528

Shares outstanding	3,631,567	9,267,118	120,346

Net asset value, offering and redemption price per share	$35.77	$18.60	$32.81

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended June 30, 2021

	AMG GW&K ESG Bond Fund	AMG GW&K Enhanced Core Bond ESG Fund	AMG GW&K High Income Fund
Investment Income:

Dividend income	$287,329	–	–

Interest income	13,708,399	$558,800	$222,348

Securities lending income	27,636	7,530	6,062

Foreign withholding tax	–	–	(87)

Total investment income	14,023,364	566,330	228,323

Expenses:

Investment advisory and management fees	1,301,907	79,557	29,400

Administrative fees	759,562	39,779	11,308

Distribution fees - Class N	–	20,154	–

Shareholder servicing fees - Class N	639,128	–	12,495

Shareholder servicing fees - Class I	102,680	7,960	427

Reports to shareholders	57,047	4,709	1,624

Professional fees	48,785	25,209	22,538

Trustee fees and expenses	42,125	2,074	466

Registration fees	39,062	19,783	8,552

Custodian fees	32,305	8,534	8,223

Transfer agent fees	24,782	1,703	459

Miscellaneous	15,442	1,907	510

Total expenses before offsets	3,062,825	211,369	96,002
Expense reimbursements	(6,144)	(55,852)	(38,604)

Net expenses	3,056,681	155,517	57,398

Net investment income	10,966,683	410,813	170,925

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	102,388,681	533,083	59,742

Net realized gain on futures contracts	267,476	–	–

Net realized loss on foreign currency transactions	(29,405,028)	–	–

Net change in unrealized appreciation/depreciation on investments	(98,395,860)	(1,355,741)	271,294

Net change in unrealized appreciation/depreciation on foreign currency translations	(6,995)	–	–

Net realized and unrealized gain (loss)	(25,151,726)	(822,658)	331,036

Net increase (decrease) in net assets resulting from operations	$(14,185,043)	$(411,845)	$501,961

The accompanying notes are an integral part of these financial statements.

Statement of Operations (continued)

	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund	AMG GW&K Global Allocation Fund
Investment Income:

Dividend income	–	–	$263,227

Interest income	$11,500,083	$5,139,310	402,231

Securities lending income	–	–	9,563

Foreign withholding tax	–	–	(31,666)

Total investment income	11,500,083	5,139,310	643,355

Expenses:

Investment advisory and management fees	1,353,938	785,156	454,352

Administrative fees	982,911	261,719	113,588

Distribution fees - Class N	22,340	11,449	63,177

Shareholder servicing fees - Class N	10,723	6,870	–

Shareholder servicing fees - Class I	323,169	84,917	48,580

Trustee fees and expenses	50,372	13,018	6,175

Registration fees	47,196	28,043	27,560

Professional fees	44,714	25,905	23,216

Custodian fees	28,483	12,993	21,396

Reports to shareholders	19,802	4,976	17,047

Transfer agent fees	16,462	4,225	5,825

Miscellaneous	14,462	4,515	3,842

Total expenses before offsets	2,914,572	1,243,786	784,758

Expense reimbursements	(330,409)	(111,074)	(59,626)

Net expenses	2,584,163	1,132,712	725,132

Net investment income (loss)	8,915,920	4,006,598	(81,777)

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	5,771,439	2,129,226	2,210,556

Net realized loss on foreign currency transactions	–	–	(3,183)

Net change in unrealized appreciation/depreciation on investments	(9,747,988)	6,576,854	3,232,633

Net change in unrealized appreciation/depreciation on foreign currency translations	–	–	(16,877)

Net realized and unrealized gain (loss)	(3,976,549)	8,706,080	5,423,129

Net increase in net assets resulting from operations	$4,939,371	$12,712,678	$5,341,352

The accompanying notes are an integral part of these financial statements.

Statement of Operations (continued)

	AMG GW&K Small Cap Core Fund	AMG GW&K Small/Mid Cap Fund	AMG GW&K Small Cap Value Fund
Investment Income:

Dividend income	$2,250,514	$1,618,855	$2,460,231

Interest income	–	154	–

Securities lending income	44,020	10,976	7,957

Foreign withholding tax	(9,626)	(6,024)	–

Total investment income	2,284,908	1,623,961	2,468,188

Expenses:

Investment advisory and management fees	2,289,358	1,205,313	1,232,230

Administrative fees	490,577	291,608	264,049

Distribution fees - Class N	12,373	53,696	–

Shareholder servicing fees - Class N	7,424	–	326,186

Shareholder servicing fees - Class I	132,322	55,016	20,189

Professional fees	27,765	23,293	23,542

Registration fees	27,377	18,253	28,349

Trustee fees and expenses	24,311	14,434	14,182

Custodian fees	16,237	12,932	13,728

Reports to shareholders	9,685	10,386	26,970

Transfer agent fees	8,885	4,168	13,560

Miscellaneous	9,289	3,971	6,819

Repayment of prior reimbursements	42,259	9,767	–

Total expenses before offsets	3,097,862	1,702,837	1,969,804

Expense reimbursements	–	–	(37,948)

Expense reductions	(25,984)	(16,586)	(56,464)

Net expenses	3,071,878	1,686,251	1,875,392

Net investment income (loss)	(786,970)	(62,290)	592,796

Net Realized and Unrealized Gain:

Net realized gain on investments	38,337,410	9,691,754	23,142,947

Net change in unrealized appreciation/depreciation on investments	64,547,748	59,249,581	48,246,101

Net realized and unrealized gain	102,885,158	68,941,335	71,389,048

Net increase in net assets resulting from operations	$102,098,188	$68,879,045	$71,981,844

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended June 30, 2021 (unaudited) and the fiscal year ended December 31, 2020

	AMG GW&K ESG Bond Fund		AMG GW&K Enhanced Core Bond ESG Fund		AMG GW&K High Income Fund
	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$10,966,683	$38,906,482	$410,813	$827,348	$170,925	$211,227

Net realized gain (loss) on investments	73,251,129	(1,563,017)	533,083	851,301	59,742	995,238

Net change in unrealized appreciation/depreciation on investments	(98,402,855)	36,446,570	(1,355,741)	1,758,021	271,294	(169,694)

Net increase (decrease) in net assets resulting from operations	(14,185,043)	73,790,035	(411,845)	3,436,670	501,961	1,036,771

Distributions to Shareholders:

Class N	(39,751,612)	(19,831,473)	(118,018)	(270,732)	(79,001)	(825,025)

Class I	(40,218,719)	(20,896,667)	(206,323)	(319,421)	(92,123)	—

Class Z	—	—	(96,066)	(225,439)	—	—

Total distributions to shareholders	(79,970,331)	(40,728,140)	(420,407)	(815,592)	(171,124)	(825,025)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(70,461,207)	(154,973,478)	252,185	19,163,432	9,361,946	452,271

Total increase (decrease) in net assets	(164,616,581)	(121,911,583)	(580,067)	21,784,510	9,692,783	664,017

Net Assets:

Beginning of period	1,101,821,679	1,223,733,262	55,145,582	33,361,072	10,301,858	9,637,841

End of period	$937,205,098	$1,101,821,679	$54,565,515	$55,145,582	$19,994,641	$10,301,858

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued) For the six months ended June 30, 2021 (unaudited) and the fiscal year ended December 31, 2020

	AMG GW&K Municipal Bond Fund		AMG GW&K Municipal Enhanced Yield Fund		AMG GW&K Global Allocation Fund
	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020

Increase in Net Assets Resulting From Operations:

Net investment income (loss)	$8,915,920	$18,149,308	$4,006,598	$7,592,341	$(81,777)	$1,207,441

Net realized gain (loss) on investments	5,771,439	4,459,854	2,129,226	3,972,374	2,207,373	(971,068)

Net change in unrealized appreciation/depreciation on investments	(9,747,988)	30,387,730	6,576,854	8,743,902	3,215,756	15,233,111

Net increase in net assets resulting from operations	4,939,371	52,996,892	12,712,678	20,308,617	5,341,352	15,469,484

Distributions to Shareholders:

From net investment income and/or realized gain on investments:

Class N	(93,382)	(291,376)	(90,290)	(230,199)	(4,920)	(1,802,668)

Class I	(8,801,261)	(21,463,147)	(3,905,318)	(11,227,601)	(44,613)	(4,171,934)

Class Z	—	—	(1,520)	(4,636)	(2,780)	(215,224)

From paid-in capital:

Class N	—	—	—	—	—	(11,312)

Class I	—	—	—	—	—	(26,180)

Class Z	—	—	—	—	—	(1,351)

Total distributions to shareholders	(8,894,643)	(21,754,523)	(3,997,128)	(11,462,436)	(52,313)	(6,228,669)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	28,414,035	241,352,504	41,422,337	40,667,096	(7,624,742)	(107,931,884)

Total increase (decrease) in net assets	24,458,763	272,594,873	50,137,887	49,513,277	(2,335,703)	(98,691,069)

Net Assets:

Beginning of period	1,305,820,178	1,033,225,305	328,583,754	279,070,477	153,016,235	251,707,304

End of period	$1,330,278,941	$1,305,820,178	$378,721,641	$328,583,754	$150,680,532	$153,016,235

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued) For the six months ended June 30, 2021 (unaudited) and the fiscal year ended December 31, 2020

	AMG GW&K Small Cap Core Fund		AMG GW&K Small/Mid Cap Fund		AMG GW&K Small Cap Value Fund
	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$(786,970)	$1,002,236	$(62,290)	$295,299	$592,796	$1,157,753

Net realized gain on investments	38,337,410	29,838,323	9,691,754	4,655,713	23,142,947	106,326,548

Net change in unrealized appreciation/depreciation on investments	64,547,748	72,950,806	59,249,581	45,255,119	48,246,101	(122,030,123)

Net increase (decrease) in net assets resulting from operations	102,098,188	103,791,365	68,879,045	50,206,131	71,981,844	(14,545,822)

Distributions to Shareholders:

Class N	—	(206,153)	—	—	—	(78,448,514)

Class I	—	(11,703,788)	—	(194,295)	—	(32,924,631)

Class Z	—	(3,120,957)	—	(187,001)	—	(3,178,095)

Total distributions to shareholders	—	(15,030,898)	—	(381,296)	—	(114,551,240)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(24,377,231)	64,165,490	148,901,542	22,104,665	(100,186,218)	(27,451,765)

Total increase (decrease) in net assets	77,720,957	152,925,957	217,780,587	71,929,500	(28,204,374)	(156,548,827)

Net Assets:

Beginning of period	604,888,504	451,962,547	270,769,294	198,839,794	337,139,102	493,687,929

End of period	$682,609,461	$604,888,504	$488,549,881	$270,769,294	$308,934,728	$337,139,102

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2021 (unaudited)	2020	2019	2018	2017[1]	2016[2]

Net Asset Value, Beginning of Period	$28.12	$27.14	$25.49	$26.97	$26.24	$26.19

Income (loss) from Investment Operations:

Net investment income[3,4]	0.27	0.90	0.94	0.84	0.91	0.95

Net realized and unrealized gain (loss) on investments	(0.64)	1.03	1.85	(1.33)	0.85	0.40

Total income (loss) from investment operations	(0.37)	1.93	2.79	(0.49)	1.76	1.35

Less Distributions to Shareholders from:

Net investment income	(0.27)	(0.88)	(0.98)	(0.80)	(0.87)	(0.96)

Net realized gain on investments	(1.80)	(0.07)	(0.16)	(0.19)	(0.16)	(0.34)

Total distributions to shareholders	(2.07)	(0.95)	(1.14)	(0.99)	(1.03)	(1.30)

Net Asset Value, End of Period	$25.68	$28.12	$27.14	$25.49	$26.97	$26.24

Total Return[4]	(1.21)%[5,6]	7.34%[6]	11.10%[6]	(1.82)%[6]	6.77%[6]	5.19%

Ratio of net expenses to average net assets	0.71%[7]	0.71%	0.72%[8]	0.98%	0.99%	1.00%

Ratio of gross expenses to average net assets[9]	0.71%[7]	0.72%	0.73%[8]	0.98%[10]	0.99%[10]	1.02%

Ratio of net investment income to average net assets[4]	2.06%[7]	3.31%	3.53%	3.19%	3.38%	3.52%

Portfolio turnover	156%[5]	25%	20%	9%	4%	27%

Net assets end of period (000’s) omitted	$479,404	$555,124	$618,381	$715,468	$971,359	$1,234,229

AMG GW&K ESG Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class I	June 30, 2021 (unaudited)	2020	2019	2018	2017	2016[2]

Net Asset Value, Beginning of Period	$28.13	$27.14	$25.49	$26.97	$26.24	$26.19

Income (loss) from Investment Operations:

Net investment income[3,4]	0.30	0.95	0.99	0.86	0.94	0.97

Net realized and unrealized gain (loss) on investments	(0.64)	1.05	1.85	(1.32)	0.85	0.40

Total income (loss) from investment operations	(0.34)	2.00	2.84	(0.46)	1.79	1.37

Less Distributions to Shareholders from:

Net investment income	(0.30)	(0.94)	(1.03)	(0.83)	(0.90)	(0.98)

Net realized gain on investments	(1.80)	(0.07)	(0.16)	(0.19)	(0.16)	(0.34)

Total distributions to shareholders	(2.10)	(1.01)	(1.19)	(1.02)	(1.06)	(1.32)

Net Asset Value, End of Period	$25.69	$28.13	$27.14	$25.49	$26.97	$26.24

Total Return[4,6]	(1.07)%[5]	7.57%	11.32%	(1.72)%	6.87%	5.29%

Ratio of net expenses to average net assets	0.50%[7]	0.50%	0.52%[8]	0.88%	0.89%	0.90%

Ratio of gross expenses to average net assets[9]	0.50%[7]	0.51%	0.53%[8]	0.88%[10]	0.89%[10]	0.93%

Ratio of net investment income to average net assets[4]	2.27%[7]	3.52%	3.73%	3.29%	3.48%	3.61%

Portfolio turnover	156%[5]	25%	20%	9%	4%	27%

Net assets end of period (000’s) omitted	$457,801	$546,698	$605,353	$1,094,820	$1,027,477	$771,782

[1]	Effective February 27, 2017, Class S shares were renamed Class N shares.
[2]	Effective October 1, 2016, the Service Class and Institutional Class were renamed Class S and Class I, respectively.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income would have been lower had certain expenses not been offset.
[5]	Not annualized.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Annualized.
[8]	Includes 0.01% of extraordinary expense related to legal expense in support of an investment held in the portfolio.
[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Ratio includes recapture of reimbursed fees from prior years amounting to 0.04% and 0.07% for the fiscal year ended December 31, 2018 and December 31, 2017, respectively

AMG GW&K Enhanced Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2021 (unaudited)	2020	2019	2018	2017	2016[1]

Net Asset Value, Beginning of Period	$10.90	$10.15	$9.43	$9.81	$9.67	$9.58

Income (loss) from Investment Operations:

Net investment income[2,3]	0.07	0.20	0.24	0.23	0.21	0.22

Net realized and unrealized gain (loss) on investments	(0.16)	0.75	0.73	(0.38)	0.15	0.09

Total income (loss) from investment operations	(0.09)	0.95	0.97	(0.15)	0.36	0.31

Less Distributions to Shareholders from:

Net investment income	(0.08)	(0.20)	(0.25)	(0.23)	(0.22)	(0.22)

Net Asset Value, End of Period	$10.73	$10.90	$10.15	$9.43	$9.81	$9.67

Total Return[3]	(0.85)%[4,5]	9.41%[5]	10.35%[5]	(1.48)%[5]	3.76%[5]	3.26%

Ratio of net expenses to average net assets	0.73%[6]	0.73%	0.73%	0.73%	0.75%	0.84%

Ratio of gross expenses to average net assets[7]	0.94%[6]	1.06%	1.16%	0.99%	1.04%	1.05%

Ratio of net investment income to average net assets[3]	1.41%[6]	1.86%	2.43%	2.45%	2.19%	2.27%

Portfolio turnover	55%[4]	101%	71%	26%	39%	88%

Net assets end of period (000’s) omitted	$16,463	$15,794	$14,779	$12,884	$16,027	$16,115

AMG GW&K Enhanced Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class I	June 30, 2021 (unaudited)	2020	2019	2018	2017[8]	2016[1]

Net Asset Value, Beginning of Period	$10.94	$10.19	$9.47	$9.85	$9.70	$9.62

Income (loss) from Investment Operations:

Net investment income[2,3]	0.08	0.22	0.26	0.25	0.23	0.24

Net realized and unrealized gain (loss) on investments	(0.16)	0.75	0.73	(0.38)	0.16	0.08

Total income (loss) from investment operations	(0.08)	0.97	0.99	(0.13)	0.39	0.32

Less Distributions to Shareholders from:

Net investment income	(0.09)	(0.22)	(0.27)	(0.25)	(0.24)	(0.24)

Net Asset Value, End of Period	$10.77	$10.94	$10.19	$9.47	$9.85	$9.70

Total Return[3,5]	(0.75)%[4]	9.57%	10.51%	(1.27)%	4.03%	3.31%

Ratio of net expenses to average net assets	0.54%[6]	0.55%	0.55%	0.54%	0.61%	0.69%

Ratio of gross expenses to average net assets[7]	0.75%[6]	0.88%	0.98%	0.80%	0.90%	0.90%

Ratio of net investment income to average net assets[3]	1.60%[6]	2.04%	2.62%	2.64%	2.32%	2.39%

Portfolio turnover	55%[4]	101%	71%	26%	39%	88%

Net assets end of period (000’s) omitted	$26,896	$27,800	$8,502	$5,967	$6,864	$37,952

AMG GW&K Enhanced Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class Z	June 30, 2021 (unaudited)	2020	2019	2018	2017[8]	2016[1]

Net Asset Value, Beginning of Period	$10.93	$10.18	$9.46	$9.84	$9.70	$9.61

Income (loss) from Investment Operations:

Net investment income[2,3]	0.09	0.22	0.27	0.26	0.24	0.25

Net realized and unrealized gain (loss) on investments	(0.16)	0.75	0.72	(0.38)	0.15	0.09

Total income (loss) from investment operations	(0.07)	0.97	0.99	(0.12)	0.39	0.34

Less Distributions to Shareholders from:

Net investment income	(0.09)	(0.22)	(0.27)	(0.26)	(0.25)	(0.25)

Net Asset Value, End of Period	$10.77	$10.93	$10.18	$9.46	$9.84	$9.70

Total Return[3,5]	(0.63)%[4]	9.65%	10.59%	(1.23)%	4.01%	3.52%

Ratio of net expenses to average net assets	0.48%[6]	0.48%	0.48%	0.48%	0.50%	0.59%

Ratio of gross expenses to average net assets[7]	0.69%[6]	0.81%	0.91%	0.74%	0.79%	0.80%

Ratio of net investment income to average net assets[3]	1.66%[6]	2.11%	2.72%	2.70%	2.43%	2.51%

Portfolio turnover	55%[4]	101%	71%	26%	39%	88%

Net assets end of period (000’s) omitted	$11,206	$11,552	$10,080	$15,254	$21,271	$51,357

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Not annualized.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Annualized.
[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Effective February 27, 2017, Class I shares were renamed Class Z and Class S shares were renamed Class I.

AMG GW&K High Income Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2021 (unaudited)	2020	2019	2018	2017[1]	2016[2]

Net Asset Value, Beginning of Period	$22.23	$21.52	$20.04	$21.06	$19.05	$18.18

Income (loss) from Investment Operations:

Net investment income[3,4]	0.24	0.51	0.57	0.69	0.75	0.72

Net realized and unrealized gain (loss) on investments	0.40	2.09	0.98	(1.57)	1.26	0.15

Total income (loss) from investment operations	0.64	2.60	1.55	(0.88)	2.01	0.87

Less Distributions to Shareholders from:

Net investment income	(0.18)	(0.48)	(0.07)	(0.14)	—	—

Net realized gain on investments	—	(1.41)	—	—	—	—

Total distributions to shareholders	(0.18)	(1.89)	(0.07)	(0.14)	—	—

Net Asset Value, End of Period	$22.69	$22.23	$21.52	$20.04	$21.06	$19.05

Total Return[4,5]	2.90%[6]	12.16%	7.67%	(4.18)%	10.55%	4.79%

Ratio of net expenses to average net assets	0.84%[7]	0.89%	0.89%	0.89%	0.89%	0.89%

Ratio of gross expenses to average net assets[8]	1.35%[7]	1.70%	1.87%	1.52%	1.39%	1.46%

Ratio of net investment income to average net assets[4]	2.19%[7]	2.28%	2.70%	3.34%	3.71%	3.75%

Portfolio turnover	78%[6]	157%	52%	60%	55%	34%

Net assets end of period (000’s) omitted	$9,463	$10,302	$9,638	$10,365	$14,074	$15,434

AMG GW&K High Income Fund Financial Highlights For a share outstanding throughout each fiscal period

For the fiscal
period ended
Class I	June 30, 2021[9] (unaudited)

Net Asset Value, Beginning of Period	$22.27

Income from Investment Operations:

Net investment income[3,4]	0.16

Net realized and unrealized gain on investments	0.45

Total income from investment operations	0.61

Less Distributions to Shareholders from:

Net investment income	(0.21)

Net Asset Value, End of Period	$22.67

Total Return[4,5]	2.75%[6]

Ratio of net expenses to average net assets	0.61%[7]

Ratio of gross expenses to average net assets[8]	1.12%[7]

Ratio of net investment income to average net assets[4]	2.42%[7]

Portfolio turnover	78%[6]

Net assets end of period (000’s) omitted	$10,531

[1]	Effective February 27, 2017, Class S was renamed Class N.
[2]	Effective October 1, 2016, the shares were reclassified and redesignated as Class S shares.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income would have been lower had certain expenses not been offset.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Annualized.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Commencement of operation was on March 15, 2021.

AMG GW&K Municipal Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2021 (unaudited)	2020	2019	2018	2017	2016[1]

Net Asset Value, Beginning of Period	$12.45	$12.12	$11.48	$11.60	$11.25	$11.70

Income (loss) from Investment Operations:

Net investment income[2,3]	0.06	0.15	0.19	0.17	0.15	0.13

Net realized and unrealized gain (loss) on investments	(0.04)	0.33	0.64	(0.11)	0.36	(0.25)

Total income (loss) from investment operations	0.02	0.48	0.83	0.06	0.51	(0.12)

Less Distributions to Shareholders from:

Net investment income	(0.06)	(0.15)	(0.19)	(0.18)	(0.15)	(0.12)

Net realized gain on investments	—	—	—	(0.00)[4]	(0.01)	(0.21)

Total distributions to shareholders	(0.06)	(0.15)	(0.19)	(0.18)	(0.16)	(0.33)

Net Asset Value, End of Period	$12.41	$12.45	$12.12	$11.48	$11.60	$11.25

Total Return[3,5]	0.20%[6]	4.31%	7.29%	0.54%	4.58%	(1.05)%

Ratio of net expenses to average net assets	0.71%[7]	0.71%	0.71%	0.71%	0.71%	0.71%

Ratio of gross expenses to average net assets[8]	0.76%[7]	0.77%	0.78%	0.77%	0.78%	0.95%

Ratio of net investment income to average net assets[3]	1.05%[7]	1.25%	1.59%	1.53%	1.31%	1.08%

Portfolio turnover	9%[6]	17%	18%	35%	27%	66%

Net assets end of period (000’s) omitted	$17,315	$18,153	$18,711	$17,445	$29,513	$31,406

AMG GW&K Municipal Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class I	June 30, 2021 (unaudited)	2020	2019	2018	2017[9]	2016[1]

Net Asset Value, Beginning of Period	$12.52	$12.18	$11.54	$11.66	$11.31	$11.77

Income (loss) from Investment Operations:

Net investment income[2,3]	0.08	0.19	0.23	0.21	0.19	0.17

Net realized and unrealized gain (loss) on investments	(0.04)	0.34	0.64	(0.12)	0.36	(0.25)

Total income (loss) from investment operations	0.04	0.53	0.87	0.09	0.55	(0.08)

Less Distributions to Shareholders from:

Net investment income	(0.08)	(0.19)	(0.23)	(0.21)	(0.19)	(0.17)

Net realized gain on investments	—	—	—	(0.00)[4]	(0.01)	(0.21)

Total distributions to shareholders	(0.08)	(0.19)	(0.23)	(0.21)	(0.20)	(0.38)

Net Asset Value, End of Period	$12.48	$12.52	$12.18	$11.54	$11.66	$11.31

Total Return[3,5]	0.36%[6]	4.70%	7.58%	0.87%	4.90%	(0.70)%

Ratio of net expenses to average net assets	0.39%[7]	0.39%	0.39%	0.39%	0.37%	0.34%

Ratio of gross expenses to average net assets[8]	0.44%[7]	0.45%	0.46%	0.45%	0.45%	0.58%

Ratio of net investment income to average net assets[3]	1.37%[7]	1.57%	1.91%	1.85%	1.64%	1.45%

Portfolio turnover	9%[6]	17%	18%	35%	27%	66%

Net assets end of period (000’s) omitted	$1,312,964	$1,287,667	$1,014,514	$940,553	$1,045,399	$728,365

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Less than $(0.005) per share.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Annualized.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Effective June 23, 2017, Class S shares were converted to Class I shares.

AMG GW&K Municipal Enhanced Yield Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2021 (unaudited)	2020	2019	2018	2017	2016[1]

Net Asset Value, Beginning of Period	$10.69	$10.42	$9.69	$10.02	$9.40	$10.08

Income (loss) from Investment Operations:

Net investment income[2,3]	0.10	0.23	0.26	0.27	0.26	0.25

Net realized and unrealized gain (loss) on investments	0.26	0.37	0.78	(0.33)	0.62	(0.23)

Total income (loss) from investment operations	0.36	0.60	1.04	(0.06)	0.88	0.02

Less Distributions to Shareholders from:

Net investment income	(0.10)	(0.21)	(0.25)	(0.15)	(0.26)	(0.25)

Net realized gain on investments	—	(0.12)	(0.06)	—	—	(0.45)

Paid in capital	—	—	—	(0.12)	—	—

Total distributions to shareholders	(0.10)	(0.33)	(0.31)	(0.27)	(0.26)	(0.70)

Net Asset Value, End of Period	$10.95	$10.69	$10.42	$9.69	$10.02	$9.40

Total Return[3,4]	3.39%[5]	5.95%	10.92%	(0.55)%	9.51%	0.10%

Ratio of net expenses to average net assets	0.99%[6]	0.99%	0.99%	0.99%	1.01%	1.14%

Ratio of gross expenses to average net assets[7]	1.05%[6]	1.07%	1.08%	1.08%	1.11%	1.30%

Ratio of net investment income to average net assets[3]	1.96%[6]	2.17%	2.56%	2.79%	2.67%	2.38%

Portfolio turnover	33%[5]	81%	40%	89%	67%	172%

Net assets end of period (000’s) omitted	$13,847	$5,015	$5,722	$7,283	$8,828	$4,184

AMG GW&K Municipal Enhanced Yield Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class I	June 30, 2021 (unaudited)	2020	2019	2018	2017[8]	2016[1]

Net Asset Value, Beginning of Period	$10.40	$10.15	$9.45	$10.01	$9.40	$10.07

Income (loss) from Investment Operations:

Net investment income[2,3]	0.12	0.25	0.29	0.31	0.30	0.30

Net realized and unrealized gain (loss) on investments	0.25	0.37	0.76	(0.32)	0.61	(0.22)

Total income (loss) from investment operations	0.37	0.62	1.05	(0.01)	0.91	0.08

Less Distributions to Shareholders from:

Net investment income	(0.12)	(0.25)	(0.29)	(0.31)	(0.30)	(0.30)

Net realized gain on investments	—	(0.12)	(0.06)	—	—	(0.45)

Paid in capital	—	—	—	(0.24)	—	—

Total distributions to shareholders	(0.12)	(0.37)	(0.35)	(0.55)	(0.30)	(0.75)

Net Asset Value, End of Period	$10.65	$10.40	$10.15	$9.45	$10.01	$9.40

Total Return[3,4]	3.57%[5]	6.31%	11.28%	(0.07)%	9.79%	0.70%

Ratio of net expenses to average net assets	0.64%[6]	0.64%	0.64%	0.64%	0.64%	0.64%

Ratio of gross expenses to average net assets[7]	0.70%[6]	0.72%	0.73%	0.73%	0.74%	0.80%

Ratio of net investment income to average net assets[3]	2.31%[6]	2.52%	2.91%	3.14%	3.05%	2.89%

Portfolio turnover	33%[5]	81%	40%	89%	67%	172%

Net assets end of period (000’s) omitted	$364,740	$323,439	$273,228	$203,867	$226,638	$195,193

AMG GW&K Municipal Enhanced Yield Fund Financial Highlights For a share outstanding throughout each fiscal period

					For the fiscal
	For the six				period ended
	months ended	For the fiscal years ended December 31,			December 31,
	June 30, 2021
Class Z	(unaudited )	2020	2019	2018	2017 [9]

Net Asset Value, Beginning of Period	$10.40	$10.15	$9.44	$10.01	$9.49

Income (loss) from Investment Operations:

Net investment income[2,3]	0.12	0.26	0.30	0.31	0.25

Net realized and unrealized gain (loss) on investments	0.25	0.37	0.76	(0.32)	0.52

Total income (loss) from investment operations	0.37	0.63	1.06	(0.01)	0.77

Less Distributions to Shareholders from:

Net investment income	(0.12)	(0.26)	(0.29)	(0.32)	(0.25)

Net realized gain on investments	—	(0.12)	(0.06)	—	—

Paid in capital	—	—	—	(0.24)	—

Total distributions to shareholders	(0.12)	(0.38)	(0.35)	(0.56)	(0.25)

Net Asset Value, End of Period	$10.65	$10.40	$10.15	$9.44	$10.01

Total Return[3,4]	3.60%[5]	6.37%	11.45%	(0.09)%	8.23%[5]

Ratio of net expenses to average net assets	0.59%[6]	0.59%	0.59%	0.59%	0.59%[6]

Ratio of gross expenses to average net assets[7]	0.65%[6]	0.67%	0.68%	0.68%	0.69%[6]

Ratio of net investment income to average net assets[3]	2.36%[6]	2.57%	2.96%	3.19%	3.07%[6]

Portfolio turnover	33%[5]	81%	40%	89%	67%

Net assets end of period (000’s) omitted	$134	$130	$120	$108	$108

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Effective June 23, 2017, Class S shares were converted to Class I shares.
[9]	Commencement of operations was February 27, 2017.

AMG GW&K Global Allocation Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2021 (unaudited)	2020	2019	2018	2017	2016[1]

Net Asset Value, Beginning of Period	$19.50	$17.04	$15.45	$17.03	$15.45	$14.92

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	(0.02)	0.10	0.25	0.18	0.10	0.14 [4]

Net realized and unrealized gain (loss) on investments	0.69	2.93	2.35	(0.67)	2.30	0.54

Total income (loss) from investment operations	0.67	3.03	2.60	(0.49)	2.40	0.68

Less Distributions to Shareholders from:

Net investment income	(0.00)[5]	(0.09)	(0.27)	(0.16)	(0.11)	(0.14)

Net realized gain on investments	—	(0.48)	(0.74)	(0.93)	(0.71)	(0.01)

Paid in capital	—	(0.00)[5]	—	—	—	—

Total distributions to shareholders	(0.00)[5]	(0.57)	(1.01)	(1.09)	(0.82)	(0.15)

Net Asset Value, End of Period	$20.17	$19.50	$17.04	$15.45	$17.03	$15.45

Total Return[3,6]	3.45%[7]	18.92%	16.96%	(2.89)%	15.54%	4.59%

Ratio of net expenses to average net assets[8]	1.06%[9]	1.07%	1.08%	1.08%	1.09%	1.08%

Ratio of gross expenses to average net assets[10]	1.14%[9]	1.19%	1.16%	1.15%	1.14%	1.25%

Ratio of net investment income (loss) to average net assets[3]	(0.21)%[9]	0.60%	1.51%	1.02%	0.63%	0.94%

Portfolio turnover	20%[7]	156%	123%	80%	75%	119%

Net assets end of period (000’s) omitted	$47,972	$51,415	$69,774	$75,271	$74,315	$92,502

AMG GW&K Global Allocation Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class I	June 30, 2021 (unaudited)	2020	2019	2018	2017	2016[1]

Net Asset Value, Beginning of Period	$19.71	$17.22	$15.60	$17.19	$15.59	$15.05

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	(0.01)	0.13	0.28	0.21	0.13	0.17 [4]

Net realized and unrealized gain (loss) on investments	0.71	2.95	2.38	(0.68)	2.31	0.54

Total income (loss) from investment operations	0.70	3.08	2.66	(0.47)	2.44	0.71

Less Distributions to Shareholders from:

Net investment income	(0.01)	(0.11)	(0.30)	(0.19)	(0.13)	(0.16)

Net realized gain on investments	—	(0.48)	(0.74)	(0.93)	(0.71)	(0.01)

Paid in capital	—	(0.00)[5]	—	—	—	—

Total distributions to shareholders	(0.01)	(0.59)	(1.04)	(1.12)	(0.84)	(0.17)

Net Asset Value, End of Period	$20.40	$19.71	$17.22	$15.60	$17.19	$15.59

Total Return[3,6]	3.55%[7]	19.08%	17.17%	(2.77)%	15.71%	4.79%

Ratio of net expenses to average net assets[8]	0.91%[9]	0.92%	0.93%	0.92%	0.94%	0.93%

Ratio of gross expenses to average net assets[10]	0.99%[9]	1.04%	1.01%	0.99%	0.99%	1.10%

Ratio of net investment income (loss) to average net assets[3]	(0.06)%[9]	0.75%	1.66%	1.18%	0.78%	1.09%

Portfolio turnover	20%[7]	156%	123%	80%	75%	119%

Net assets end of period (000’s) omitted	$99,015	$97,869	$173,575	$166,554	$114,913	$75,890

AMG GW&K Global Allocation Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class Z	June 30, 2021 (unaudited)	2020	2019	2018	2017	2016[1]

Net Asset Value, Beginning of Period	$19.71	$17.21	$15.60	$17.19	$15.58	$15.05

Income (loss) from Investment Operations:

Net investment income[2,3]	0.00 [5]	0.14	0.30	0.22	0.15	0.18 [4]

Net realized and unrealized gain (loss) on investments	0.70	2.97	2.37	(0.67)	2.32	0.54

Total income (loss) from investment operations	0.70	3.11	2.67	(0.45)	2.47	0.72

Less Distributions to Shareholders from:

Net investment income	(0.01)	(0.13)	(0.32)	(0.21)	(0.15)	(0.18)

Net realized gain on investments	—	(0.48)	(0.74)	(0.93)	(0.71)	(0.01)

Paid in capital	—	(0.00)[5]	—	—	—	—

Total distributions to shareholders	(0.01)	(0.61)	(1.06)	(1.14)	(0.86)	(0.19)

Net Asset Value, End of Period	$20.40	$19.71	$17.21	$15.60	$17.19	$15.58

Total Return[3,6]	3.58%[7]	19.28%	17.21%	(2.68)%	15.90%	4.82%

Ratio of net expenses to average net assets[8]	0.81%[9]	0.82%	0.83%	0.83%	0.84%	0.83%

Ratio of gross expenses to average net assets[10]	0.89%[9]	0.94%	0.91%	0.90%	0.89%	1.00%

Ratio of net investment income to average net assets[3]	0.04%[9]	0.85%	1.76%	1.27%	0.88%	1.20%

Portfolio turnover	20%[7]	156%	123%	80%	75%	119%

Net assets end of period (000’s) omitted	$3,693	$3,733	$8,358	$8,429	$7,060	$5,796

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.12, $0.15, and $0.16 for Class N, Class I, and Class Z shares, respectively.
[5]	Less than $0.005 or $(0.005) per share.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Not annualized.
[8]

Includes reduction from broker recapture amounting to less than 0.01% for the fiscal year ended December 31, 2020, 0.01% for the fiscal years ended December 31, 2019 and 2018, less than 0.01% and 0.01% for the fiscal years ended 2017 and 2016, respectively.

[9]	Annualized.
[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG GW&K Small Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2021 (unaudited)	2020	2019	2018	2017	2016[1]

Net Asset Value, Beginning of Period	$29.97	$26.09	$21.03	$28.04	$24.57	$21.80

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	(0.10)	(0.03)	(0.04)	(0.04)	(0.06)[4]	0.00 [5,6]

Net realized and unrealized gain (loss) on investments	5.09	4.64	6.47	(3.95)	5.06	3.81

Total income (loss) from investment operations	4.99	4.61	6.43	(3.99)	5.00	3.81

Less Distributions to Shareholders from:

Net realized gain on investments	—	(0.73)	(1.37)	(3.02)	(1.53)	(1.04)

Net Asset Value, End of Period	$34.96	$29.97	$26.09	$21.03	$28.04	$24.57

Total Return[3,7]	16.65%[8]	17.73%	30.66%	(14.08)%	20.32%	17.44%

Ratio of net expenses to average net assets[9]	1.30%[10,11]	1.29%	1.29%	1.28%	1.32%	1.33%

Ratio of gross expenses to average net assets[12]	1.30%[10,11]	1.30%	1.31%	1.28%	1.33%	1.42%

Ratio of net investment income (loss) to average net assets[3]	(0.60)%[10]	(0.14)%	(0.15)%	(0.13)%	(0.21)%	0.01%

Portfolio turnover	20%[8]	37%	20%	25%	23%	19%

Net assets end of period (000’s) omitted	$10,435	$8,667	$10,239	$12,655	$24,989	$35,760

AMG GW&K Small Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class I	June 30, 2021 (unaudited)	2020	2019	2018	2017[13]	2016[1]

Net Asset Value, Beginning of Period	$30.61	$26.57	$21.37	$28.42	$24.84	$22.04

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	(0.04)	0.05	0.05	0.06	0.07 [4]	0.10 [5]

Net realized and unrealized gain (loss) on investments	5.19	4.76	6.58	(4.03)	5.10	3.86

Total income (loss) from investment operations	5.15	4.81	6.63	(3.97)	5.17	3.96

Less Distributions to Shareholders from:

Net investment income	—	(0.04)	(0.06)	(0.06)	(0.06)	(0.10)

Net realized gain on investments	—	(0.73)	(1.37)	(3.02)	(1.53)	(1.06)

Total distributions to shareholders	—	(0.77)	(1.43)	(3.08)	(1.59)	(1.16)

Net Asset Value, End of Period	$35.76	$30.61	$26.57	$21.37	$28.42	$24.84

Total Return[3,7]	16.82%[8]	18.16%	31.13%	(13.83)%	20.79%	17.90%

Ratio of net expenses to average net assets[9]	0.95%[10,11]	0.94%	0.94%	0.95%	0.95%	0.94%

Ratio of gross expenses to average net assets[12]	0.95%[10,11]	0.95%	0.96%	0.95%	0.96%	1.03%

Ratio of net investment income (loss) to average net assets[3]	(0.25)%[10]	0.21%	0.20%	0.20%	0.24%	0.43%

Portfolio turnover	20%[8]	37%	20%	25%	23%	19%

Net assets end of period (000’s) omitted	$542,267	$470,373	$331,703	$311,252	$403,309	$367,972

AMG GW&K Small Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

					For the fiscal
	For the six				period ended
	months ended	For the fiscal years ended December 31,			December 31,
	June 30, 2021
Class Z	(unaudited )	2020	2019	2018	2017[14]

Net Asset Value, Beginning of Period	$30.61	$26.57	$21.37	$28.42	$26.13

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	(0.03)	0.07	0.06	0.07	0.14 [4]

Net realized and unrealized gain (loss) on investments	5.19	4.75	6.59	(4.03)	3.75

Total income (loss) from investment operations	5.16	4.82	6.65	(3.96)	3.89

Less Distributions to Shareholders from:

Net investment income	—	(0.05)	(0.08)	(0.07)	(0.07)

Net realized gain on investments	—	(0.73)	(1.37)	(3.02)	(1.53)

Total distributions to shareholders	—	(0.78)	(1.45)	(3.09)	(1.60)

Net Asset Value, End of Period	$35.77	$30.61	$26.57	$21.37	$28.42

Total Return[3,7]	16.86%[8]	18.21%	31.13%	(13.73)%	14.87%[8]

Ratio of net expenses to average net assets[9]	0.90%[10,11]	0.89%	0.89%	0.90%	0.90%[10]

Ratio of gross expenses to average net assets[12]	0.90%[10,11]	0.90%	0.91%	0.90%	0.91%[10]

Ratio of net investment income (loss) to average net assets[3]	(0.20)%[10]	0.26%	0.25%	0.25%	0.56%[10]

Portfolio turnover	20%[8]	37%	20%	25%	23%

Net assets end of period (000’s) omitted	$129,908	$125,848	$110,020	$85,009	$108,047

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.12), $0.01, and $0.09 for Class N, Class I and Class Z shares, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.06) and $0.04 for class N and Class I, respectively.
[6]	Less than $0.005 per share.
[7]	The total return is calculated using the published Net Asset Value as of period end.
[8]	Not annualized.
[9]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2021, 0.01% for the fiscal year ended 2020, 2019, less than 0.01% for the fiscal year ended 2018 and period ended December 31, 2017.

[10]	Annualized.
[11]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to 0.01%.
[12]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[13]	Effective June 23, 2017, Class S shares were converted to Class I shares.
[14]	Commencement of operations was on February 27, 2017.

AMG GW&K Small/Mid Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

					For the fiscal
	For the six				period ended
	months ended	For the fiscal years ended December 31,			December 31,
	June 30, 2021
Class N	(unaudited)	2020	2019	2018	2017[1]

Net Asset Value, Beginning of Period	$16.04	$13.03	$9.99	$11.15	$10.35

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	(0.02)	(0.01)	0.00 [4]	(0.01)	0.01 [5]

Net realized and unrealized gain (loss) on investments	2.51	3.02	3.07	(0.91)	0.94

Total income (loss) from investment operations	2.49	3.01	3.07	(0.92)	0.95

Less Distributions to Shareholders from:

Net investment income	—	—	(0.01)	—	—

Net realized gain on investments	—	—	(0.02)	(0.24)	(0.15)

Total distributions to shareholders	—	—	(0.03)	(0.24)	(0.15)

Net Asset Value, End of Period	$18.53	$16.04	$13.03	$9.99	$11.15

Total Return[3,6]	15.52%[7]	23.10%	30.64%	(8.25)%	9.17%[7]

Ratio of net expenses to average net assets[8]	1.07%[9,10]	1.10%	1.09%	1.09%	1.10%[9]

Ratio of gross expenses to average net assets[11]	1.07%[9,10]	1.13%	1.14%	1.16%	1.71%[9]

Ratio of net investment income (loss) to average net assets[3]	(0.23)%[9]	(0.07)%	0.02%	(0.09)%	0.12%[9]

Portfolio turnover	9%[7]	29%	18%	53%	38%

Net assets end of period (000’s) omitted	$68,176	$224	$172	$89	$11

AMG GW&K Small/Mid Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2021
Class I	(unaudited)	2020	2019	2018	2017	2016[12]

Net Asset Value, Beginning of Period	$16.06	$13.04	$9.99	$11.15	$9.80	$8.95

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	(0.00)[4]	0.01	0.02	0.01	0.03 [5]	(0.03)

Net realized and unrealized gain (loss) on investments	2.51	3.03	3.07	(0.92)	1.48	0.89

Total income (loss) from investment operations	2.51	3.04	3.09	(0.91)	1.51	0.86

Less Distributions to Shareholders from:

Net investment income	—	(0.02)	(0.02)	(0.01)	(0.01)	(0.01)

Net realized gain on investments	—	—	(0.02)	(0.24)	(0.15)	—

Total distributions to shareholders	—	(0.02)	(0.04)	(0.25)	(0.16)	(0.01)

Net Asset Value, End of Period	$18.57	$16.06	$13.04	$9.99	$11.15	$9.80

Total Return[3,6]	15.63%[7]	23.31%	30.86%	(8.15)%	15.44%	9.55%

Ratio of net expenses to average net assets[8]	0.87%[9,10]	0.92%	0.94%	0.94%	0.94%	0.95%

Ratio of gross expenses to average net assets[11]	0.87%[9,10]	0.95%	0.99%	1.01%	1.62%	4.60%

Ratio of net investment income (loss) to average net assets[3]	(0.03)%[9]	0.11%	0.17%	0.06%	0.26%	(0.38)%

Portfolio turnover	9%[7]	29%	18%	53%	38%	48%

Net assets end of period (000’s) omitted	$248,042	$165,840	$102,784	$54,376	$24,266	$2

AMG GW&K Small/Mid Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

					For the fiscal
	For the six				period ended
	months ended	For the fiscal years ended December 31,			December 31,
	June 30, 2021
Class Z	(unaudited)	2020	2019	2018	2017[1]

Net Asset Value, Beginning of Period	$16.07	$13.05	$10.00	$11.15	$10.35

Income (loss) from Investment Operations:

Net investment income[2,3]	0.00 [4]	0.02	0.03	0.02	0.03 [5]

Net realized and unrealized gain (loss) on investments	2.53	3.03	3.07	(0.91)	0.94

Total income (loss) from investment operations	2.53	3.05	3.10	(0.89)	0.97

Less Distributions to Shareholders from:

Net investment income	—	(0.03)	(0.03)	(0.02)	(0.02)

Net realized gain on investments	—	—	(0.02)	(0.24)	(0.15)

Total distributions to shareholders	—	(0.03)	(0.05)	(0.26)	(0.17)

Net Asset Value, End of Period	$18.60	$16.07	$13.05	$10.00	$11.15

Total Return[3,6]	15.74%[7]	23.37%	30.94%	(7.98)%	9.34%[7]

Ratio of net expenses to average net assets[8]	0.82%[9,10]	0.83%	0.84%	0.84%	0.85%[9]

Ratio of gross expenses to average net assets[11]	0.82%[9,10]	0.86%	0.89%	0.91%	1.46%[9]

Ratio of net investment income to average net assets[3]	0.02%[9]	0.19%	0.27%	0.16%	0.37%[9]

Portfolio turnover	9%[7]	29%	18%	53%	38%

Net assets end of period (000’s) omitted	$172,333	$104,705	$95,884	$65,375	$6,980

[1]	Commencement of operations was on February 27, 2017.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[4]	Less than $0.005 or $(0.005) per share.

[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.01), $0.00, and $0.01 for Class N, Class I and Class Z, respectively.

[6]	The total return is calculated using the published Net Asset Value as of period end.

[7]	Not annualized.

[8]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2021, 0.01% for the fiscal year ended 2020, 2019, 2018, and less than 0.01% for the fiscal year ended 2017.

[9]	Annualized.

[10]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%.

[11]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[12]	Effective October 1, 2016, Institutional Class was renamed Class I.

AMG GW&K Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2021
Class N	(unaudited)	2020	2019	2018	2017[1]	2016[2]

Net Asset Value, Beginning of Period	$26.71	$37.16	$30.93	$43.98	$43.30	$35.71

Income (loss) from Investment Operations:

Net investment income (loss)[3,4]	0.04	0.08	0.07	(0.01)	(0.08)	(0.01)

Net realized and unrealized gain (loss) on investments	6.01	1.00	8.79	(8.40)	3.73	7.61

Total income (loss) from investment operations	6.05	1.08	8.86	(8.41)	3.65	7.60

Less Distributions to Shareholders from:

Net investment income	—	(0.08)	(0.09)	—	—	—

Net realized gain on investments	—	(11.45)	(2.54)	(4.64)	(2.97)	(0.01)

Total distributions to shareholders	—	(11.53)	(2.63)	(4.64)	(2.97)	(0.01)

Net Asset Value, End of Period	$32.76	$26.71	$37.16	$30.93	$43.98	$43.30

Total Return[4,5]	22.73%[6]	3.29%	28.64%	(19.00)%	8.39%	21.31%

Ratio of net expenses to average net assets[7]	1.13%[8]	1.17%	1.17%	1.17%	1.25%	1.32%

Ratio of gross expenses to average net assets[9]	1.17%[8]	1.21%	1.20%	1.18%	1.27%	1.42%

Ratio of net investment income (loss) to average net assets[4]	0.27%[8]	0.28%	0.19%	(0.03)%	(0.18)%	(0.03)%

Portfolio turnover	7%[6]	115%	20%	24%	33%	34%

Net assets end of period (000’s) omitted	$221,406	$243,655	$359,550	$425,540	$923,139	$1,502,587

AMG GW&K Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

					For the fiscal
	For the six				period ended
	months ended	For the fiscal years ended December 31,			December 31,
	June 30, 2021
Class I	(unaudited)	2020	2019	2018	2017[10]

Net Asset Value, Beginning of Period	$26.79	$37.23	$31.05	$44.06	$43.64

Income (loss) from Investment Operations:

Net investment income[3,4]	0.08	0.14	0.13	0.06	0.02

Net realized and unrealized gain (loss) on investments	6.01	1.02	8.83	(8.43)	3.37

Total income (loss) from investment operations	6.09	1.16	8.96	(8.37)	3.39

Less Distributions to Shareholders from:

Net investment income	—	(0.15)	(0.24)	—	—

Net realized gain on investments	—	(11.45)	(2.54)	(4.64)	(2.97)

Total distributions to shareholders	—	(11.60)	(2.78)	(4.64)	(2.97)

Net Asset Value, End of Period	$32.88	$26.79	$37.23	$31.05	$44.06

Total Return[4,5]	22.81%[6]	3.50%	28.86%	(18.88)%	7.73%[6]

Ratio of net expenses to average net assets[7]	0.93%[8]	0.99%	1.01%	1.01%	1.13%[8]

Ratio of gross expenses to average net assets[9]	0.97%[8]	1.03%	1.04%	1.02%	1.15%[8]

Ratio of net investment income to average net assets[4]	0.47%[8]	0.46%	0.35%	0.13%	0.06%[8]

Portfolio turnover	7%[6]	115%	20%	24%	33%

Net assets end of period (000’s) omitted	$83,580	$83,003	$122,323	$306,757	$362,723

AMG GW&K Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

					For the fiscal
	For the six				period ended
	months ended	For the fiscal years ended December 31,			December 31,
	June 30, 2021
Class Z	(unaudited)	2020	2019	2018	2017[10]

Net Asset Value, Beginning of Period	$26.72	$37.16	$31.10	$44.08	$43.64

Income (loss) from Investment Operations:

Net investment income[3,4]	0.08	0.16	0.16	0.10	0.08

Net realized and unrealized gain (loss) on investments	6.01	1.02	8.84	(8.44)	3.33

Total income (loss) from investment operations	6.09	1.18	9.00	(8.34)	3.41

Less Distributions to Shareholders from:

Net investment income	—	(0.17)	(0.40)	—	—

Net realized gain on investments	—	(11.45)	(2.54)	(4.64)	(2.97)

Total distributions to shareholders	—	(11.62)	(2.94)	(4.64)	(2.97)

Net Asset Value, End of Period	$32.81	$26.72	$37.16	$31.10	$44.08

Total Return[4,5]	22.83%[6]	3.57%	28.94%	(18.80)%	7.78%[6]

Ratio of net expenses to average net assets[7]	0.88%[8]	0.92%	0.92%	0.92%	0.98%[8]

Ratio of gross expenses to average net assets[9]	0.92%[8]	0.96%	0.95%	0.93%	1.00%[8]

Ratio of net investment income to average net assets[4]	0.52%[8]	0.53%	0.44%	0.22%	0.21%[8]

Portfolio turnover	7%[6]	115%	20%	24%	33%

Net assets end of period (000’s) omitted	$3,949	$10,481	$11,815	$16,969	$9,929

[1]	Effective February 27, 2017, Class S was renamed Class N.

[2]	Effective October 1, 2016, the Fund’s shares were reclassified and redesignated to Class S.

[3]	Per share numbers have been calculated using average shares.

[4]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]	Includes Reduction from broker recapture amounting to 0.02% for the six months ended June 30, 2021.

[8]	Annualized.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Commencement of operations was on February 27, 2017.

Notes to Financial Statements (unaudited) June 30, 2021

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds, AMG Funds II and AMG Funds III (the “Trusts”) are open-end management investment companies, organized as Massachusetts business trusts, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds: AMG GW&K Municipal Bond Fund (“Municipal Bond”), AMG GW&K Municipal Enhanced Yield Fund (“Municipal Enhanced”), AMG GW&K Small Cap Core Fund (“Small Cap Core”), AMG GW&K Small/Mid Cap Fund (“Small/Mid Cap”), AMG GW&K Small Cap Value (“Small Cap Value”), AMG Funds II: AMG GW&K Global Allocation Fund (“Global Allocation”), and AMG GW&K Enhanced Core Bond ESG Fund (“Enhanced Core Bond ESG”) and AMG Funds III: AMG GW&K ESG Bond Fund (“ESG Bond”) (formerly AMG Managers Loomis Sayles Bond Fund), and AMG GW&K High Income Fund (“High Income”), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. All Funds offer Class N shares and Class I shares; and all Funds except for ESG Bond, High Income and Muni Bond offer Class Z shares. High Income Class I shares commenced operations on March 15, 2021. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

On March 17-18, 2021, the Board of Trustees of AMG Funds III approved GW&K Investment Management, LLC (“GW&K”) as the subadviser to ESG Bond on an interim basis to replace Loomis, Sayles & Company, L.P. (“Loomis”) effective March 19, 2021, which was subsequently approved by the shareholders of ESG Bond on June 11, 2021. In conjunction with the subadviser change, ESG Bond seeks to achieve it’s investment objective by investing in a diversified portfolio of fixed income securities. In conjunction with the respective changes in investment strategy for ESG Bond, the Fund sold substantially all open positions around the date of the subadviser change that increased the Fund’s portfolio turnover. Also, during the transition of ESG Bond, the Fund invested in futures contracts to manage exposure to security markets. ESG Bond also declared a special capital gain distribution on March 29, 2021.

On March 17-18, 2021, the Board of Trustees of AMG GW&K Small Cap Value Fund II (“Small Cap Value II”), a series of AMG Funds IV, approved the reorganization of Small Cap Value II with and into Small Cap Value (the “Reorganization”). Pursuant to the Reorganization, the assets and liabilities of Small Cap Value II will be exchanged for shares of Small Cap Value, and shareholders of Small Cap Value II will become shareholders of Small Cap Value.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the Funds and thus Fund performance.

Certain instruments held by a Fund may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the offered rate for short-term loans between certain major international banks. LIBOR is expected to be phased out by the end of 2021. While the effect of the phase out cannot yet be determined, it may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of some LIBOR-based investments or the effectiveness of new hedges placed against existing LIBOR-based investments. These effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect a Fund’s performance or net asset value.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trusts (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value,

Notes to Financial Statements (continued)

pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trusts’ securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Small Cap Core, Small/Mid Cap and Small Cap Value had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended June 30, 2021, the impact on the expenses and expense ratios were as follows: Small Cap Core $25,984 or less than 0.01%, Small/Mid Cap $16,586 or less than 0.01% and Small Cap Value $56,464 or 0.02%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income, if any, will normally be declared and paid monthly by ESG Bond, Enhanced Core Bond ESG, High Income, which commenced monthly distributions on March 29, 2021, Municipal Bond and Municipal Enhanced; quarterly by Global Allocation; and annually by Small Cap Core, Small/Mid Cap and Small Cap Value. Fund distributions resulting from realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the

Notes to Financial Statements (continued)

ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to the equalization utilized and prior year true-up on REITs. Temporary differences are primarily due to the deferral of qualified late year losses, wash sales loss deferrals, capital loss carryovers, convertible bonds and contingent payment debt instrument adjustments and market-to-market of foreign currency.

At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation

ESG Bond	$926,580,870	$24,771,680	$(5,398,208)	$19,373,472

Enhanced Core Bond ESG	51,650,053	1,632,433	(189,778)	1,442,655

High Income	21,615,498	286,065	(24,571)	261,494

Municipal Bond	1,301,236,253	68,122,865	(689,579)	67,433,286

Municipal Enhanced	331,275,855	31,105,829	(40,958)	31,064,871

Global Allocation	110,734,219	41,987,175	(2,102,758)	39,884,417

Small Cap Core	432,335,543	237,899,472	(3,321,900)	234,577,572

Small/Mid Cap	333,388,974	133,080,071	(1,731,747)	131,348,324

Small Cap Value	236,106,128	64,502,554	(1,503,962)	62,998,592

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2020, the following Funds had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

	Capital Loss Carryover Amounts

Fund	Short-Term	Long-Term	Total

Enhanced Core Bond ESG	$1,167,553	$2,260,252	$3,427,805

Global Allocation	1,215,727	–	1,215,727

Small/Mid Cap*	–	646,338	646,338

*Amounts may be limited due to sections 381-384 of the Internal Revenue Code, related to limitations on carryforwards and certain built-in losses following an ownership change or corporate acquisition.

As of December 31, 2020, ESG Bond, High Income, Municipal Bond, Municipal Enhanced, Small Cap Core and Small Cap Value had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Funds incur net capital losses for the year ending December 31, 2021, such amounts may be used to offset future realized capital gains, for an unlimited time period.

Notes to Financial Statements (continued)

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended June 30, 2021 (unaudited) and the fiscal year ended December 31, 2020, the capital stock transactions by class for the Funds were as follows:

	ESG Bond				Enhanced Core Bond ESG

	June 30, 2021		December 31, 2020		June 30, 2021		December 31, 2020

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	937,856	$24,875,278	2,974,694	$80,948,805	204,718	$2,194,754	325,128	$3,475,322

Reinvestment of distributions	1,524,093	38,725,071	712,467	19,290,277	9,315	99,554	20,814	219,293

Cost of shares repurchased	(3,533,011)	(92,355,097)	(6,734,473)	(180,090,308)	(129,758)	(1,386,819)	(352,412)	(3,703,576)

Net increase (decrease)	(1,071,062)	$(28,754,748)	(3,047,312)	$(79,851,226)	84,275	$907,489	(6,470)	$(8,961)

Class I:

Proceeds from sale of shares	2,258,532	$60,004,450	5,277,165	$142,427,000	890,536	$9,545,711	1,930,056	$20,740,872

Reinvestment of distributions	1,530,746	38,906,646	741,223	20,066,494	18,653	200,208	28,452	303,557

Cost of shares repurchased	(5,401,800)	(140,617,555)	(8,884,854)	(237,615,746)	(954,990)	(10,230,898)	(250,872)	(2,616,750)

Net increase (decrease)	(1,612,522)	$(41,706,459)	(2,866,466)	$(75,122,252)	(45,801)	$(484,979)	1,707,636	$18,427,679

Class Z:

Proceeds from sale of shares	–	–	–	–	84,494	$908,900	325,068	$3,463,674

Reinvestment of distributions	–	–	–	–	8,681	93,097	20,445	216,232

Cost of shares repurchased	–	–	–	–	(109,346)	(1,172,322)	(278,702)	(2,935,192)

Net increase (decrease)	–	–	–	–	(16,171)	$(170,325)	66,811	$744,714

	High Income				Municipal Bond

	June 30, 2021		December 31, 2020		June 30, 2021		December 31, 2020

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	92,436	$2,070,292	122,058	$2,754,401	349,045	$4,326,667	841,918	$10,312,713

Reinvestment of distributions	3,386	76,266	36,046	798,071	7,003	86,727	22,319	274,465

Cost of shares repurchased	(142,054)	(3,185,164)	(142,591)	(3,100,201)	(419,041)	(5,198,727)	(950,262)	(11,578,005)

Net increase (decrease)	(46,232)	$(1,038,606)	15,513	$452,271	(62,993)	$(785,333)	(86,025)	$(990,827)

Class I:[1]

Proceeds from sale of shares	466,936	$10,454,632	–	–	18,658,726	$232,816,480	50,063,425	$614,578,625

Reinvestment of distributions	4,093	92,123	–	–	565,528	7,043,372	1,402,065	17,349,323

Cost of shares repurchased	(6,490)	(146,203)	–	–	(16,884,003)	(210,660,484)	(31,883,833)	(389,584,617)

Net increase	464,539	$10,400,552	–	–	2,340,251	$29,199,368	19,581,657	$242,343,331

Notes to Financial Statements (continued)

	Municipal Enhanced				Global Allocation

	June 30, 2021		December 31, 2020		June 30, 2021		December 31, 2020

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	1,213,180	$13,005,776	1,891,900	$19,211,900	187,100	$3,732,574	359,114	$6,076,127

Reinvestment of distributions	6,093	66,034	17,895	186,782	234	4,512	114,659	1,674,037

Cost of shares repurchased	(423,812)	(4,584,615)	(1,989,572)	(20,374,161)	(445,643)	(8,841,218)	(1,932,600)	(31,474,792)

Net increase (decrease)	795,461	$8,487,195	(79,777)	$(975,479)	(258,309)	$(5,104,132)	(1,458,827)	$(23,724,628)

Class I:

Proceeds from sale of shares	5,688,224	$59,643,464	11,477,762	$114,640,533	296,317	$5,841,328	2,038,932	$33,784,181

Reinvestment of distributions	188,430	1,974,703	570,856	5,821,974	596	11,615	112,082	1,651,265

Cost of shares repurchased	(2,734,462)	(28,684,545)	(7,868,907)	(78,826,067)	(407,464)	(8,200,045)	(7,267,874)	(114,947,733)

Net increase (decrease)	3,142,192	$32,933,622	4,179,711	$41,636,440	(110,551)	$(2,347,102)	(5,116,860)	$(79,512,287)

Class Z:

Proceeds from sale of shares	–	–	146	$1,500	8,565	$170,054	85,028	$1,346,330

Reinvestment of distributions	146	$1,520	455	4,635	139	2,727	14,496	214,292

Cost of shares repurchased	–	–	–	–	(17,037)	(346,289)	(395,703)	(6,255,591)

Net increase (decrease)	146	$1,520	601	$6,135	(8,333)	$(173,508)	(296,179)	$(4,694,969)

	Small Cap Core				Small/Mid Cap

	June 30, 2021		December 31, 2020		June 30, 2021		December 31, 2020

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	40,343	$1,359,845	81,195	$1,849,925	16,835	$13,241,252	727	$10,000

Reinvestment of distributions	–	–	7,028	206,122	–	–	–	–

Proceeds from sale of shares issued in connection with merger[2]	–	–	–	–	3,848,331	66,278,653	–	–

Cost of shares repurchased	(30,981)	(1,041,445)	(191,533)	(4,505,002)	(199,953)	(3,623,909)	–	–

Net increase (decrease)	9,362	$318,400	(103,310)	$(2,448,955)	3,665,213	$75,895,996	727	$10,000

Class I:

Proceeds from sale of shares	1,716,720	$58,438,950	6,647,636	$153,200,697	2,816,671	$59,771,539	4,771,671	$58,055,212

Reinvestment of distributions	–	–	348,162	10,423,972	–	–	11,292	178,297

Proceeds from sale of shares issued in connection with merger[2]	–	–	–	–	792,895	13,678,626	–	–

Cost of shares repurchased	(1,919,362)	(66,071,433)	(4,112,470)	(96,834,817)	(582,606)	(10,474,387)	(2,334,832)	(26,093,366)

Net increase (decrease)	(202,642)	$(7,632,483)	2,883,328	$66,789,852	3,026,960	$62,975,778	2,448,131	$32,140,143

Notes to Financial Statements (continued)

	Small Cap Core				Small/Mid Cap

	June 30, 2021		December 31, 2020		June 30, 2021		December 31, 2020

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class Z:

Proceeds from sale of shares	1,716,007	$60,892,794	222,490	$5,627,757	2,611,799	$33,770,672	740,790	$9,664,314

Reinvestment of distributions	–	–	104,205	3,120,958	–	–	11,828	187,001

Proceeds from sale of shares issued in connection with merger[2]	–	–	–	–	780,901	13,486,545	–	–

Cost of shares repurchased	(2,195,722)	(77,955,942)	(356,478)	(8,924,122)	(639,402)	(37,227,449)	(1,583,660)	(19,896,793)

Net increase (decrease)	(479,715)	$(17,063,148)	(29,783)	$(175,407)	2,753,298	$10,029,768	(831,042)	$(10,045,478)

	Small Cap Value

	June 30, 2021		December 31, 2020

	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	427,514	$13,251,941	874,807	$25,658,252

Reinvestment of distributions	–	–	2,953,511	77,884,081

Cost of shares repurchased	(2,790,395)	(88,135,664)	(4,383,180)	(125,831,759)

Net decrease	(2,362,881)	$(74,883,723)	(554,862)	$(22,289,426)

Class I:

Proceeds from sale of shares	220,880	$6,951,656	669,037	$19,414,296

Reinvestment of distributions	–	–	1,212,187	32,050,234

Cost of shares repurchased	(777,918)	(24,048,834)	(2,068,313)	(58,336,031)

Net decrease	(557,038)	$(17,097,178)	(187,089)	$(6,871,501)

Class Z:

Proceeds from sale of shares	20,284	$620,894	34,276	$1,038,772

Reinvestment of distributions	–	–	120,519	3,178,096

Cost of shares repurchased	(292,143)	(8,826,211)	(80,517)	(2,507,706)

Net increase (decrease)	(271,859)	$(8,205,317)	74,278	$1,709,162

[1]	Commencement of operations was March 15, 2021 for Class I of High Income.

[2]	See Note 12 of the Notes to Financial Statements.

At June 30, 2021, certain unaffiliated shareholders of record, individually or collectively held greater than 10% of the net assets of the Funds as follows: Small/Mid Cap - one owns 16% and Small Cap Value- one owns 12%. Transactions by these shareholders may have a material impact on the Fund.

Notes to Financial Statements (continued)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2021, the market value of Repurchase Agreements outstanding for ESG Bond, Enhanced Core Bond ESG, High Income, Global Allocation, and Small Cap Value were $26,441,895, $1,621,125, $2,570,984, $1,202,439, and $18,254, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Funds (except Small Cap Value) may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each Fund’s Schedule of Portfolio Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC, (“GW&K”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K. Prior to March 19, 2021, ESG Bond’s investment portfolio was managed by Loomis.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2021, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

ESG Bond	0.23%[1]

Enhanced Core Bond ESG	0.30%

High Income	0.39%[2]

Municipal Bond

on first $25 million	0.35%

on next $25 million	0.30%

on next $50 million	0.25%

on balance over $100 million	0.20%

Municipal Enhanced	0.45%

Global Allocation	0.60%

Small Cap Core	0.70%

Small/Mid Cap	0.62%[3]

Small Cap Value	0.70%[4]

[1]	Prior to June 12, 2021, the annual rate for the investment management fees for ESG Bond was 0.26% of the Fund’s average daily net assets.
[2]	Prior to December 4, 2020, the annual rate for the investment management fees for High Income was 0.55% of the Fund’s average daily net assets.
[3]	Prior to October 8, 2020, the annual rate for the investment management fees for Small Mid/Cap was 0.65% of the Fund’s average daily net assets.
[4]	Prior to December 4, 2020, the annual rate for the investment management fees for Small Cap Value was 0.73% of the Fund’s average daily net assets.

The Investment Manager has contractually agreed, through at least May 1, 2023 for ESG Bond and through at least May 1, 2022 for Enhanced Core Bond ESG, High Income, Municipal Bond, Municipal Enhanced, Global Allocation, Small Cap Core, Small/Mid Cap, and Small Cap Value, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of ESG Bond, Enhanced Core Bond ESG,

Notes to Financial Statements (continued)

High Income, Municipal Bond, Municipal Enhanced, Global Allocation, Small Cap Core, Small/Mid Cap and Small Cap Value to the annual rate of 0.43%, 0.48%. 0.59%, 0.34%, 0.59%, 0.81%, 0.90%, 0.82% and 0.90%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances. Prior to June 12, 2021, ESG Bond expense limitation was 0.46%; prior to December 4, 2020, the expense limitation was 0.89% for High Income and 0.92% for Small Cap Value; and prior to October 8, 2020, the expense limitation was 0.85% for Small/Mid Cap.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

At June 30, 2021, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration
Period	ESG Bond	Enhanced Core Bond ESG	High Income

Less than 1 year	–	$126,356	$90,878

1-2 years	$82,377	149,252	85,568

2-3 years	42,559	122,318	77,004

Total	$124,936	$397,926	$253,450

Expiration
Period	Municipal Bond	Municipal Enhanced	Global Allocation

Less than 1 year	$605,846	$186,388	$165,084

1-2 years	668,704	233,459	226,789

2-3 years	702,072	239,668	152,764

Total	$1,976,622	$659,515	$544,637

Expiration
Period	Small Cap Core	Small/Mid Cap	Small Cap Value

Less than 1 year	–	$61,392	$145,265

1-2 years	$25,233	65,954	158,806

2-3 years	13,889	21,000	111,469

Total	$39,122	$148,346	$415,540

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund, except ESG Bond, High Income and Small Cap Value, may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorized payments to the Distributor up to 0.25% annually of each Fund’s, except ESG Bond, High Income and Small Cap Value, average daily net assets attributable to the Class N shares. The portion of payments made under the plan by Class N shares of each Fund, except ESG Bond, High Income and Small Cap Value, for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of each Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

For each of Class N and Class I shares of ESG Bond, High Income, Municipal Bond, Municipal Enhanced, Small Cap Core, and Small Cap Value, and for Enhanced Core Bond ESG’s, Global Allocation’s and Small/Mid Cap’s Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2021, were as follows:

	Maximum Annual	Actual
	Amount	Amount
Fund	Approved	Incurred

ESG Bond

Class N	0.25%	0.25%

Class I	0.05%	0.04%

Enhanced Core Bond ESG

Class I	0.10%	0.06%

Notes to Financial Statements (continued)

	Maximum Annual	Actual
	Amount	Amount
Fund	Approved	Incurred

High Income

Class N	0.25%	0.25%

Class I	0.05%	0.02%

Municipal Bond

Class N	0.15%	0.12%

Class I	0.05%	0.05%

Municipal Enhanced

Class N	0.15%	0.15%

Class I	0.05%	0.05%

Global Allocation

Class I	0.10%	0.10%

Small Cap Core

Class N	0.15%	0.15%

Class I	0.05%	0.05%

Small/Mid Cap

Class I	0.05%	0.05%

Small Cap Value

Class N	0.25%	0.25%

Class I	0.05%	0.05%

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and miscellaneous expense, respectively. At June 30, 2021, Small Cap Value had interfund loans outstanding for $35,217,070.

The following Funds utilized the interfund loan program during the six months ended June 30, 2021 as follows:

	Average	Number	Interest	Average
Fund	Lent	of Days	Earned	Interest Rate

ESG Bond	$5,307,698	2	$273	0.940%

Enhanced Core Bond ESG	1,817,858	5	227	0.910%

Municipal Bond	2,427,372	12	728	0.912%

Municipal Enhanced	2,120,374	4	212	0.913%

Small/Mid Cap	1,557,880	4	154	0.903%

	Average	Number	Interest	Average
Fund	Borrowed	of Days	Paid	Interest Rate

ESG Bond	$1,241,666	7	$216	0.910%

Enhanced Core Bond ESG	2,212,964	2	111	0.910%

Small Cap Core	45,574,951	2	2,282	0.914%

Small Cap Value	15,277,488	3	1,185	0.944%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2021, were as follows:

	Long Term Securities

Fund	Purchases	Sales

ESG Bond	$877,762,994	$1,121,184,216

Enhanced Core Bond ESG	18,801,887	21,262,804

High Income	21,290,046	11,893,008

Municipal Bond	192,260,141	106,299,473

Municipal Enhanced	145,002,444	112,631,979

Global Allocation	25,817,705	28,220,268

Small Cap Core	126,686,325	158,029,006

Small/Mid Cap	88,550,914	34,821,133

Small Cap Value	23,170,231	127,681,382

Purchases and sales of U.S. Government Obligations for the six months ended June 30, 2021 were as follows:

	U.S. Government Obligations

Fund	Purchases	Sales

ESG Bond	$601,067,828	$414,611,529

Enhanced Core Bond ESG	9,893,839	8,492,871

Global Allocation	3,504,599	5,856,773

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates.

Notes to Financial Statements (continued)

Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2021, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

ESG Bond	$27,730,546	$26,441,895	$2,167,365	$28,609,260

Enhanced Core Bond ESG	2,100,622	1,621,125	545,733	2,166,858

High Income	2,980,290	2,570,984	516,734	3,087,718

Global Allocation	8,649,389	1,202,439	7,683,745	8,886,184

Small Cap Core	78,813,409	–	81,693,352	81,693,352

Small/Mid Cap	24,555,840	–	24,951,767	24,951,767

Small Cap Value	41,958,550	18,254	45,500,578	45,518,832

Additionally, Small Cap Value sold securities for $2,783,221, which were still out on loan as of June 30, 2021.

The following table summarizes the securities received as collateral for securities lending at June 30, 2021:

Fund	Collateral Type	Coupon Range	Maturity Date Range

ESG Bond	U.S. Treasury Obligations	0.125%-3.875%	08/15/21-02/15/51

Enhanced Core Bond ESG	U.S. Treasury Obligations	0.000%-4.500%	07/13/21-02/15/51

High Income	U.S. Treasury Obligations	0.125%-3.875%	08/15/21-02/15/51

Global Allocation	U.S. Treasury Obligations	0.000%-7.500%	07/15/21-02/15/51

Small Cap Core	U.S. Treasury Obligations	0.000%-7.500%	07/13/21-02/15/51

Small/Mid Cap	U.S. Treasury Obligations	0.000%-7.500%	07/13/21-11/15/50

Small Cap Value	U.S. Treasury Obligation	0.000%-6.875%	07/13/21-02/15/51

5. FOREIGN SECURITIES

Certain Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. RISKS ASSOCIATED WITH HIGH YIELD SECURITIES

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

8. FORWARD COMMITMENTS

Certain transactions, such as futures and forward transactions, or delayed delivery securities may have a similar effect on a Fund’s net asset value as if a Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, a Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

9. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why ESG Bond used derivative instruments, the credit risk and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities, and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statement of Operations, each categorized by type of

Notes to Financial Statements (continued)

derivative contract, are included in a table at the end of ESG Bond’s Schedule of Portfolio Investments. During the transitions for ESG Bond, the transition manager used futures contracts to realign the Fund’s portfolio. The average of financial instruments outstanding were as follows:

ESG Bond

Financial Futures Contracts

Average number of contracts purchased	16

Average number of contracts sold	18

Average notional value of contracts purchased	$2,345,135

Average notional value of contracts sold	$2,671,583

10. FUTURES CONTRACTS

During the transition of the portfolio for ESG Bond, the transition manager purchased futures contracts to achieve desired levels of investment. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day.

Variation margin on future contracts is recorded as unrealized appreciation or depreciation until the futures contract is closed or expired. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as Receivable for variation margin or Payable for variation margin, and in the Statement of Operations as Net change in unrealized appreciation (depreciation) on futures contracts until the contracts are closed, when they are recorded as Net realized gain or loss on futures contracts.

At June 30, 2021, there were no open futures contracts.

11. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements and derivatives, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2021:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

ESG Bond

Bethesda Securities LLC	$1,424,332	–	$1,424,332	$1,424,332	–

Cantor Fitzgerald Securities, Inc.	6,280,000	–	6,280,000	6,280,000	–

Citadel Securities LLC	4,020,899	–	4,020,899	4,020,899	–

JVB Financial Group LLC	2,331,568	–	2,331,568	2,331,568	–

Mirae Asset Securities USA, Inc.	2,962,254	–	2,962,254	2,962,254	–

RBC Dominion Securities, Inc.	2,882,530	–	2,882,530	2,882,530	–

State of Wisconsin Investment Board	4,620,735	–	4,620,735	4,620,735	–

StoneX Financial, Inc.	1,919,577	–	1,919,577	1,919,577	–

Total	$26,441,895	–	$26,441,895	$26,441,895	–

Enhanced Core Bond ESG

Daiwa Capital Markets America	$621,125	–	$621,125	$621,125	–

RBC Dominion Securities, Inc.	1,000,000	–	1,000,000	1,000,000	–

Total	$1,621,125	–	$1,621,125	$1,621,125	–

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
	Gross Amounts of
	Assets Presented in		Net
	the Statement of	Offset	Asset	Collateral	Net
Fund	Assets and Liabilities	Amount	Balance	Received	Amount

High Income

Citigroup Global Markets, Inc.	$570,984	–	$570,984	$570,984	–

Daiwa Capital Markets America	1,000,000	–	1,000,000	1,000,000	–

RBC Dominion Securities, Inc.	1,000,000	–	1,000,000	1,000,000	–

Total	$2,570,984	–	$2,570,984	$2,570,984	–

Global Allocation

Deutsche Bank Securities, Inc.	$202,439	–	$202,439	$202,439	–

RBC Dominion Securities, Inc.	1,000,000	–	1,000,000	1,000,000	–

Total	$1,202,439	–	$1,202,439	$1,202,439	–

Small Cap Value

TD Securities LLC	$18,254	–	$18,254	$18,254	–

12. FUND MERGER

On March 8, 2021, Small/Mid Cap acquired all the net assets of AMG GW&K Mid Cap Fund (“Mid Cap”) based on the respective valuations as of the close of business on March 5, 2021, pursuant to a Plan of Reorganization approved by the Board of Mid Cap on October 8, 2021.

The acquisition was accomplished by a tax-free exchange of 2,667,192 Class N shares of Mid Cap at a net asset value of $17.22 per share for 3,848,331 Class N shares of Small/Mid Cap; 519,987 Class I shares of Mid Cap at a net asset value of $17.25 per share for 792,895 Class I shares of Small/Mid Cap; and 474,356 Class Z shares of Mid Cap at a net asset value of $17.27 per share for 780,901 Class Z shares of Small/Mid Cap.

The net assets of Small/Mid Cap and Mid Cap immediately before the acquisition were $311,921,415 and $93,443,824 respectively, including unrealized appreciation of $16,703,006 for Mid Cap. Immediately after the acquisition, the combined net assets of Small/Mid Cap amounted to $405,365,238. For financial reporting purposes, assets received and shares issued by Small/Mid Cap were recorded at fair value; however, the cost basis of the investments received from Mid Cap was carried forward to align ongoing reporting of Small/Mid Cap’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming this reorganization had been completed on January 1, 2021, Small/Mid Cap’s results of operations for the six months ended June 30, 2021 would have been as follows:

Net Investment Income	$134,014

Realized and Unrealized Gain on Investments	77,532,198

Net Increase to Net Assets from Operations	$77,666,212

Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the Fund that have been included in its statements of operations for the six months ended June 30, 2021.

13. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements, except for on August 9, 2021, Small Cap Value acquired all the net assets of Small Cap Value II based on the respective valuations as of the close of business on August 6, 2021, pursuant to a Plan of Reorganization approved by the Board of Small Cap Value II on March 17-18, 2021.

The acquisition was accomplished by a tax-free exchange of 399,433 Class N shares of Small Cap Value II at a net asset value of $29.52 per share for 186,108 Class N shares of Small Cap Value; 3,846,984 Class I shares of Small Cap Value II at a net asset value of $29.60 per share for 1,824,176 Class I shares of Small Cap Value; and 1,924,341 Class Z shares of Small Cap Value II at a net asset value of $29.52 per share for 914,333 Class Z shares of Small Cap Value.

The net assets of Small Cap Value and Small Cap Value II immediately before the acquisition were $299,058,407 and $86,478,858 respectively, including unrealized appreciation of $7,179,547 for Small Cap Value II. Immediately after the acquisition, the combined net assets of Small Cap Value amounted to $385,537,265. For financial reporting purposes, assets received and shares issued by Small Cap Value were recorded at fair value; however, the cost basis of the investments received from Small Cap Value II was carried forward to align ongoing reporting of Small Cap Value’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Other Information (unaudited)

PROXY VOTE

A special meeting of the shareholders of AMG GW&K ESG Bond Fund (the “Fund”) was held on June 11, 2021, to vote on proposals including to approve a new subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and GW&K Investment Management, LLC (“GW&K”) with respect to the Fund. The proposals and results of the votes are summarized below.

		Number of Eligible Shareholders

Proposal 1	For	Against	Abstain	Uninstructed

Approval of a new subadvisory agreement between the Investment Manager and GW&K with respect to the Fund.	17,508,953	807,301	1,879,881	555,343

% of Shares Present	84.37%	3.89%	9.06%	2.68%

% of Outstanding Shares	43.10%	1.99%	4.63%	1.36%
		Number of Eligible Shareholders

Proposal 2	For	Against	Abstain	Uninstructed

Approval of a modified manager-of-managers structure for the Fund that would permit the Investment Manager to enter into and materially amend subadvisory agreements with unaffiliated and affiliated subadvisers without obtaining shareholder approval and would also permit the Fund to disclose fees paid to subadvisers on an aggregate, rather than individual, basis.	16,662,130	1,553,105	1,980,900	555,343

% of Shares Present	80.29%	7.48%	9.55%	2.68%

% of Outstanding Shares	41.01%	3.82%	4.88%	1.37%

Fund Totals:	Shares

Record Total	40,625,208

Shares Voted	20,751,478

Percent Present	51.08%

A special meeting of the shareholders of AMG GW&K High Income Fund (the “Fund”) was held on February 25, 2021, to vote on proposals including to approve a new subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and GW&K Investment Management, LLC (“GW&K”) with respect to the Fund. The proposals and results of the votes are summarized below.

		Number of Eligible Shareholders

Proposal 1	For	Against	Abstain

Approval of a new subadvisory agreement between the Investment Manager and GW&K with respect to the Fund.	190,732	24,164	22,316

% of Shares Present	80.40%	10.19%	9.41%

% of Outstanding Shares	40.75%	5.16%	4.77%
		Number of Eligible Shareholders

Proposal 2	For	Against	Abstain

Approval of a modified manager-of-managers structure for the Fund that would permit the Investment Manager to enter into and materially amend subadvisory agreements with unaffiliated and affiliated subadvisers without obtaining shareholder approval and would also permit the Fund to disclose fees paid to subadvisers on an aggregate, rather than individual, basis.	160,306	55,297	21,609

% of Shares Present	67.58%	23.31%	9.11%

% of Outstanding Shares	34.25%	11.81%	4.62%

Other Information (continued)

		Number of Eligible Shareholders

Proposal 3	For	Against	Abstain

Amending the Fund’s “fundamental” investment restriction with respect to concentrating investments in a particular industry.	167,842	48,232	21,138

% of Shares Present	70.76%	20.33%	8.91%

% of Outstanding Shares	35.86%	10.30%	4.52%

Fund Totals:	Shares

Record Total	468,032

Shares Voted	237,212

Percent Present	50.68%

A special meeting of the shareholders of AMG GW&K Small Cap Value Fund (the “Fund”) was held on April 8, 2021, to vote on proposals including to approve a new subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and GW&K Investment Management, LLC (“GW&K”) with respect to the Fund. The proposals and results of the votes are summarized below.

		Number of Eligible Shareholders

Proposal 1	For	Against	Abstain

Approval of a new subadvisory agreement between the Investment Manager and GW&K with respect to the Fund	5,121,031	1,169,677	352,535

% of Shares Present	77.08%	17.61%	5.31%

% of Outstanding Shares	38.69%	8.84%	2.66%
		Number of Eligible Shareholders

Proposal 2	For	Against	Abstain

Approval of a manager-of-managers structure for the Fund that would permit the Investment Manager to enter into and materially amend subadvisory agreements with unaffiliated and affiliated subadvisers without obtaining shareholder approval and would also permit the Fund to disclose fees paid to subadvisers on an aggregate, rather than individual, basis.	4,669,503	1,397,021	576,719

% of Shares Present	70.29%	21.03%	8.68%

% of Outstanding Shares	35.28%	10.55%	4.36%

Fund Totals:	Shares

Record Total	13,236,113

Shares Voted	6,643,243

Percent Present	50.19%

Other Information (continued)

A special meeting of the shareholders of AMG GW&K Mid Cap Fund (the “Mid Cap Fund”) was held on March 5, 2021, to vote on proposals including to merge into AMG GW&K Small/Mid Cap Fund (the “Fund”) and to approve a new subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and GW&K Investment Management, LLC (“GW&K”) with respect to the Fund. The proposals and results of the votes are summarized below.

		Number of Eligible Shareholders

Proposal 1	For	Against	Abstain	Uninstructed

Approval of an Agreement and Plan of Reorganization, which provides for the acquisition of the assets and assumption of the liabilities of the Mid Cap Fund in exchange for shares of the Fund, and the liquidation and termination of the Mid Cap Fund	1,637,124	97,931	297,412	78,257

% of Shares Present	77.56%	4.64%	14.09%	3.71%

% of Outstanding Shares	40.91%	2.45%	7.43%	1.95%
		Number of Eligible Shareholders

Proposal 2	For	Against	Abstain	Uninstructed

Approval for the Mid Cap Fund a subadvisory agreement between AMG Funds LLC, the current investment manager to the Mid Cap Fund, and GW&K Investment Management, LLC, the current interim subadviser to the Mid Cap Fund.	1,624,409	100,354	307,704	78,257

% of Shares Present	76.96%	4.75%	14.58%	3.71%

% of Outstanding Shares	40.59%	2.51%	7.69%	1.95%

Fund Totals:	Shares

Record Total	4,002,002

Shares Voted	2,110,724

Percent Present	52.74%

Annual Renewal of Investment Management and Subadvisory Agreements

AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG GW&K Enhanced Core Bond ESG Fund, AMG GW&K Global Allocation Fund, AMG GW&K ESG Bond Fund (formerly AMG Managers Loomis Sayles Bond Fund), AMG GW&K High Income Fund (formerly AMG Managers Global Income Opportunity Fund), and AMG GW&K Small Cap Value Fund (formerly AMG Managers Skyline Special Equities Fund): Approval of Investment Management and Subadvisory Agreements on June 24, 2021

At a meeting held via telephone and video conference on June 24, 2021,[1] the Board of Trustees (the “Board” or the “Trustees”) of each of AMG Funds, AMG Funds II, and AMG Funds III (each, a “Trust” and collectively, the “Trusts”), and separately a majority of the Trustees who are not “interested persons” of the Trusts (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) and AMG Funds for each of AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund and AMG GW&K Small Cap Value Fund (formerly AMG Managers Skyline Special Equities Fund, and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016; the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with the Investment Manager and AMG Funds II for AMG GW&K Enhanced Core Bond ESG Fund and AMG GW&K Global Allocation Fund, and separately each of Amendment No. 1 thereto, Amendment No. 2 thereto dated July 1, 2015, and Amendment No. 3 thereto dated October 1, 2016; and the Fund Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with the Investment Manager and AMG Funds III for AMG GW&K ESG Bond Fund (formerly AMG Managers Loomis Sayles Bond Fund) and AMG GW&K High Income Fund (formerly AMG Managers Global Income Opportunity Fund), and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreements”); and (ii) the Subadvisory Agreements, as amended at any time prior to the date of the meeting (collectively, the “Subadvisory Agreements”), with the Subadviser for each of AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG GW&K Enhanced Core Bond ESG Fund, and AMG GW&K Global Allocation Fund[2]. The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreements and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG GW&K Enhanced Core Bond ESG Fund, AMG GW&K Global Allocation Fund, AMG GW&K ESG Bond Fund, AMG GW&K High Income Fund, and AMG GW&K Small Cap Value Fund (each, a “Fund,” and collectively, the “Funds”), the Investment Manager and, with respect to AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG GW&K Enhanced Core Bond ESG Fund, and AMG GW&K Global Allocation Fund, the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreements and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreements and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreements and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trusts in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and the Small Cap Value Subadvisory Agreement, the High Income Subadvisory Agreement and the ESG Bond Subadvisory Agreement, and annual consideration of each Subadvisory Agreement and the Small Cap Value Subadvisory Agreement, the High Income Subadvisory Agreement and the ESG Bond Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreements and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreements and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

For AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG GW&K Enhanced Core Bond ESG Fund, and AMG GW&K Global Allocation Fund, the Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE.

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of each of AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, and AMG GW&K Enhanced Core Bond ESG Fund as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both a Fund’s performance results and portfolio composition, as well as the Subadviser’s investment philosophy, strategies and techniques used in managing each Fund. The Board was mindful of the Investment Manager’s expertise, resources, and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadvisers during the period regarding the factors that contributed to the performance of the Funds.

With respect to AMG GW&K Small Cap Core Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2021 was below, above, above, and above, respectively, the median performance of the Peer Group and below, below, below, and above the performance of the Fund Benchmark, the Russell 2000 Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that Class N shares of the Fund ranked in the top decile relative to its Peer Group for the 10-year period and the top quartile relative to its Peer Group for the 3-year and 5-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG GW&K Small/Mid Cap Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, and 5-year periods ended March 31, 2021 and for the period from the Fund’s inception on June 30, 2015 through March 31, 2021 was above the median performance of the Peer Group and below, above, above, and below, respectively, the performance of the Fund

Benchmark, the Russell 2500 Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that Class I shares of the Fund ranked in the top decile relative to its Peer Group for the 3-year period and in the top quintile relative to its Peer Group for the 5-year period. The Trustees also took into account the fact that the Fund made changes to its principal investment strategy in 2017. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K Municipal Enhanced Yield Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2021 was below, above, above, and above, respectively, the median performance of the Peer Group and below, above, below, and above, respectively, the performance of the Fund Benchmark, the Bloomberg Barclays U.S. Municipal Bond BAA Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that Class I shares of the Fund ranked in the top quintile relative to its Peer Group for the 3-year period, in the top quartile relative to its Peer Group for the 10-year period, and in the top third relative to its Peer Group for the 5-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K Municipal Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year, and 10-year periods ended March 31, 2021 was below, above, above, and above, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Bloomberg Barclays 10-Year Municipal Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Fund Benchmark. The Trustees also noted that Class I shares of the Fund ranked in the top quartile relative to its Peer Group for the 3-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

With respect to AMG GW&K Enhanced Core Bond ESG Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund with that inception date) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2021 was above, above, below, and below, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s outperformance relative to the Fund Benchmark. The Trustees also noted that Class N shares of the Fund ranked in the top quintile relative to its Peer Group for the 3-year period. The Trustees also took into account the fact that the Fund transitioned to include an ESG strategy in 2019. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K Global Allocation Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund with that inception date) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2021 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, a Composite Index (60% MSCI ACWI Index and 40% Bloomberg Barclays Global Aggregate Bond Index). The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s outperformance relative to the Peer Group and the Fund Benchmark. The Trustees also noted that Class N shares of the Fund ranked in the top decile relative to its Peer Group for the 3-year, 5-year, and 10-year periods and in the top quartile relative to its Peer Group for the 1-year period. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective April 17, 2020, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K ESG Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2021 was above, below, above, and above, respectively, the median performance of the Peer Group and above, below, above, and above, respectively, the performance of the Fund Benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that Class N shares of the Fund ranked in the top quintile relative to its Peer Group for the 1-year period and in the top quartile relative to its Peer Group for the 5-year and 10-year periods. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective March 19, 2021, and that the performance information reflected that of the Fund’s prior subadviser and investment strategy. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K High Income Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2021 was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the Bloomberg Barclays U.S. High Yield 1-5 Year Ba Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective December 4, 2020, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees concluded that the Fund’s overall performance is being addressed.

With respect to AMG GW&K Small Cap Value Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2021 was above, below, below, and above, respectively, the median performance of the Peer Group and above, below, below and above, respectively, the performance of the Fund Benchmark, the Russell 2000 Value Index. The Trustees took into account management’s discussion of the Fund’s performance, noting that

Class N shares of the Fund outperformed the median of its Peer Group for the 1-year period and ranked in the top quintile relative to its Peer Group for the 10-year period. The Trustees also took into account the fact that the Fund’s subadviser and investment strategy changed effective December 4, 2020, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees concluded that the Fund’s performance is being addressed.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 24, 2021 and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the changes to the management, subadvisory, and shareholder servicing fee rates and the changes to the expense caps that were implemented during the past year for AMG GW&K Small/Mid Cap Fund, AMG GW&K ESG Bond Fund, AMG GW&K High Income Fund, and AMG GW&K Small Cap Value Fund. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments made or to be made from the Subadviser to the Investment Manager, and other payments made or to be made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under each Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under each Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

For each of AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG GW&K Enhanced Core Bond ESG Fund, and AMG GW&K Global Allocation Fund, in considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from these relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG GW&K Small Cap Core Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2021 were lower and higher, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2022, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.90%. The Trustees also took into account management’s discussion of the Fund’s expenses. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Small/Mid Cap Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares of the Fund as of March 31, 2021 were lower and higher, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that, effective October 8, 2020, the Investment Manager has contractually agreed, through May 1, 2022, to lower the Fund’s contractual expense limitation from 0.85% to 0.82% of the Fund’s net annual operating expenses (subject to certain excluded expenses). The Trustees also noted that, effective October 8, 2020, the Fund’s management fee rate was reduced. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Municipal Enhanced Yield Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares of the Fund as of March 31, 2021 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2022, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.59%. The Board also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The

Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Municipal Bond Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares of the Fund as of March 31, 2021 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2022, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.34%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Enhanced Core Bond ESG Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2021 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2022, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.48%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Global Allocation Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2021 were higher and lower, respectively, than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2022, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.81%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and key competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K ESG Bond Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2021 were lower and higher, respectively, than the average for the Peer Group. The Trustees took into account the fact that, effective June 11, 2021, the Investment Manager has contractually agreed, through May 1, 2023, to lower the Fund’s contractual expense limitation from 0.46% to 0.43% of the Fund’s net annual operating expenses (subject to certain excluded expenses). The Trustees also noted that, effective June 11, 2021, the Fund’s management fee rate was reduced. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and key competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager, the Fund’s advisory fees are reasonable.

With respect to AMG GW&K High Income Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class N shares of the Fund as of March 31, 2021 were lower and higher, respectively, than the average for the Peer Group. The Trustees took into account the fact that, effective December 4, 2020, the Investment Manager has contractually agreed, through May 1, 2022, to lower the Fund’s contractual expense limitation from 0.89% to 0.59% of the Fund’s net annual operating expenses (subject to certain excluded expenses). The Trustees also noted that, effective December 4, 2020, the Fund’s management fee rate was reduced. The Board took into account management’s discussion of the Fund’s expenses and the current size of the Fund, as well as its competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager, the Fund’s advisory fees are reasonable.

With respect to AMG GW&K Small Cap Value Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2021 were lower and higher, respectively, than the average for the Peer Group. The Trustees took into account the fact that, effective December 4, 2020, the Investment Manager has contractually agreed, through May 1, 2022, to lower the Fund’s contractual expense limitation from 0.92% to 0.90% of the Fund’s net annual operating expenses (subject to certain excluded expenses). The Trustees also noted that, effective December 4, 2020, the Fund’s management fee rate was reduced. The Trustees also took into account management’s discussion of the Fund’s expenses. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager, the Fund’s advisory fees are reasonable.

With respect to AMG GW&K ESG Bond Fund, AMG GW&K High Income Fund and AMG GW&K Small Cap Value Fund, the Trustees also considered information provided by the Investment Manager throughout the previous year related to the benefits of the strategic repositioning of the AMG Funds complex for greater alignment with Affiliated Managers Group, Inc. (“AMG”), in which each fund that was not previously subadvised by an affiliate of AMG (each affiliate of AMG, an “Affiliate” and collectively, “Affiliates”) was transitioned to an AMG Affiliate subadviser. The Trustees considered that the strategic repositioning was expected to create value for the Funds, the other funds in the AMG Funds complex and their shareholders through enhanced resources and competitive fee levels. The Trustees noted the expectations that the changes would result in bringing the full range of AMG’s resources to bear on the growth and success of the AMG Funds, streamlining the lineup of funds in the AMG Funds complex and reducing the number of subadvisers in the AMG Funds complex, significantly reducing strategy overlap and providing more differentiated investment solutions for the AMG Funds complex that are otherwise not available to U.S. retail investors. The Trustees further considered the expectation that the repositioning would bring AMG’s strong partnerships in support of the Funds and the AMG Funds complex as a whole and enable AMG Funds to bring the best capabilities of AMG’s Affiliates to the Funds and the rest of the AMG Funds complex. The Trustees noted that AMG’s relationship with its Affiliates will also allow the Funds to have greater insight into the Affiliates’ compliance and business platform than is generally possible with third party subadvisers, aiding the ongoing monitoring of subadvisers.

*  *  *  *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under each Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 24, 2021, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement for each Fund and the Subadvisory Agreement for each of AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG GW&K Enhanced Core Bond ESG Fund, and AMG GW&K Global Allocation Fund.

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

[1] The Trustees determined that the conditions surrounding COVID-19 constituted unforeseen or emergency circumstances and that reliance on the Securities and Exchange Commission’s (“SEC”) exemptive order, which provides relief from the in-person voting requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), in certain circumstances (the “In-Person Relief”), was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19. The Trustees unanimously wished to rely on the In-Person Relief with respect to the approval of those matters on the agenda for the June 24, 2021 meeting that would otherwise require in-person votes under the 1940 Act. See Investment Company Release No. 33897 (June 19, 2020). This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC (Investment Company Release No. 33824 (March 25, 2020)).

[2] At a meeting held via telephone and videoconference on December 3, 2020 (the “December Meeting”), the Board of AMG Funds, and separately a majority of the Independent Trustees, approved the Subadvisory Agreement with respect to AMG GW&K Small Cap Value Fund (the “Small Cap Value Subadvisory Agreement”). The Small Cap Value Subadvisory Agreement was subsequently approved by the Fund’s shareholders at a special meeting held on April 8, 2021, for an initial two-year period. Also at the December Meeting, the Board of AMG Funds III, and separately a majority of the Independent Trustees, approved the Subadvisory Agreement with respect to AMG GW&K High Income Fund (the “High Income Subadvisory Agreement”). The High Income Subadvisory Agreement was subsequently approved by the Fund’s shareholders at a special meeting held on March 25, 2021, for an initial two-year period. At a meeting held via telephone and videoconference on March 17-18, 2021, the Board of AMG Funds III, and separately a majority of the Independent Trustees, approved the Subadvisory Agreement with respect to AMG GW&K ESG Bond Fund (the “ESG Bond Subadvisory Agreement”). The ESG Bond Subadvisory Agreement was subsequently approved by the Fund’s shareholders at a special meeting held on June 11, 2021, for an initial two-year period. References herein to the “Subadvisory Agreements” refer to the Subadvisory Agreements for AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG GW&K Enhanced Core Bond ESG Fund, and AMG GW&K Global Allocation Fund, and do not include the Small Cap Value Subadvisory Agreement, the High Income Subadvisory Agreement or the ESG Bond Subadvisory Agreement.

Approval of Subadvisory Agreements

AMG Managers Loomis Sayles Bond

Fund: Approval of Subadvisory Agreements on March 17-18, 2021

At a meeting held via telephone and videoconference on March 17-18, 2021,[1] the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds III (the “Trust”) (the “Independent Trustees”), unanimously voted to terminate the subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and Loomis, Sayles & Company, L.P. (“Loomis”) with respect to AMG Managers Loomis Sayles Bond Fund (the “Fund”) (the “Former Subadvisory Agreement”), and approve the interim subadvisory agreement between the Investment Manager and GW&K Investment Management, LLC (“GW&K”) with respect to the Fund (the “Interim Subadvisory Agreement”), the new subadvisory agreement between the Investment Manager and GW&K with respect to the Fund (the “New Subadvisory Agreement” and together with the Interim Subadvisory Agreement, the “Agreements”), and the presentation of the New Subadvisory Agreement for shareholder approval at a special meeting to be held for such purpose, including a recommendation that shareholders vote to approve the New Subadvisory Agreement. The Independent Trustees were separately represented by independent legal counsel in their consideration of the Agreements.

In considering the Agreements, the Trustees considered the information relating to the Fund and GW&K provided to them in connection with the meeting on March 17-18, 2021, and other meetings of the Board throughout the last twelve months, as well as in prior years. In considering the Agreements, the Trustees also considered information relating to the 12 other funds that GW&K sub-advises in the AMG Funds Family of Funds, which, as of March 17-18, 2021, consisted of 46 funds (the “AMG Funds Complex”). Prior to voting, the Independent Trustees: (a) reviewed the foregoing information; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Agreements; and (c) met with their independent legal counsel in a private session at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services to be provided by GW&K, the Trustees reviewed information relating to GW&K’s financial condition, operations and personnel and the investment philosophy, strategies and techniques

(the “Investment Strategy”) that are intended to be used by GW&K in managing the Fund. The Trustees noted that the Fund’s investment objective would be to generate income and capital appreciation and the Fund would invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds (debt securities). Among other things, at this meeting and/or prior meetings, the Trustees reviewed information on portfolio management and other professional staff, information regarding GW&K’s organizational and management structure, GW&K’s compliance policies and procedures, and GW&K’s brokerage policies and practices. The Trustees noted that GW&K was founded in 1974 and has 155 employees. The Trustees considered specific information provided regarding the experience of the individuals at GW&K that are expected to have portfolio management responsibility for the Fund. The Trustees noted that one proposed portfolio manager joined GW&K in 2005 and the other proposed portfolio manager joined GW&K in 2013. The Trustees further noted that the proposed portfolio managers serve as portfolio managers on other funds subadvised by GW&K in the AMG Funds Complex. In the course of their deliberations, the Trustees evaluated, among other things: (a) the expected services to be rendered by GW&K to the Fund; (b) the qualifications and experience of GW&K’s personnel; and (c) GW&K’s compliance program. The Trustees additionally considered GW&K’s risk management processes. The Trustees reviewed GW&K’s compliance policies and procedures, code of ethics, and specific information related to how GW&K monitors, among other things, portfolio compliance and proxy voting and deemed all of them to be adequate. The Trustees also took into account the financial condition of GW&K with respect to its ability to provide the services required under the Agreements and noted that, as of December 31, 2020, GW&K managed approximately $51 billion in assets. The Trustees concluded that, given GW&K’s financial condition, it would be able to meet any reasonably foreseeable obligations under the Agreements.

PERFORMANCE

Because GW&K was proposing to manage the Fund with a new ESG fixed income investment strategy, the Trustees noted that they could not draw any conclusions regarding the performance of the Fund to date. The Trustees, however, considered the performance of GW&K with respect to its Core Bond ESG Composite and Enhanced Core Bond ESG Composite, which had not been adjusted for the fees and expenses of the Fund. The Trustees noted that the Core Bond ESG Composite outperformed its benchmark for the one-year period ended December 31, 2020, and for the period since the inception of the Core Bond ESG Composite on January 1, 2019 through December 31, 2020. The Trustees noted that the Enhanced Core Bond ESG Composite outperformed its benchmark for the one-year period ended December 31, 2020, and for the period since the inception of the Enhanced Core Bond ESG Composite on July 1, 2019 through December 31, 2020. The Trustees further considered the performance of other funds in the AMG Funds Complex sub-advised by GW&K.

SUBADVISORY FEES, PROFITABILITY AND ECONOMIES OF SCALE

The Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by GW&K. In considering the anticipated profitability of GW&K with respect to the provision of subadvisory services to the Fund, the Trustees considered information regarding GW&K’s organization, management and financial stability. The Trustees noted that, because GW&K is an affiliate (“Affiliate”) of the Investment Manager, a portion of GW&K’s revenues or anticipated profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fee rate to be paid to GW&K under the Interim Subadvisory Agreement was the same as the rate paid to Loomis under the Former Subadvisory Agreement. The Trustees also noted that the subadvisory fee rate to be paid to GW&K under the New Subadvisory Agreement was lower than the rate paid to Loomis under the Former Subadvisory Agreement. The Trustees further noted that the Investment Manager proposed certain fee changes for the Fund, all of which would be implemented upon the effectiveness of the New Subadvisory Agreement and would result in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s current fee structure. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund, which would decrease if the New Subadvisory Agreement was approved. The Trustees also noted payments made or to be made from GW&K to the Investment Manager, and other payments made or to be made from the Investment Manager to GW&K, including certain expense sharing arrangements related to, among other things, shareholder servicing and distribution. The Trustees concluded that these arrangements were reasonable. The Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the

Approval of Subadvisory Agreements (continued)

primary focus of the Fund’s distribution) of the Fund would be lower than and the same as, respectively, the average for an appropriate peer group of similar mutual funds for the Fund once the new fee changes went into effect.

The Board took into account management’s discussion of the proposed subadvisory fee structure, and the services GW&K is expected to provide in performing its functions under the Agreements. The Trustees were provided with the estimated profitability of GW&K with respect to its proposed subadvisory services to the Fund. The Trustees also were provided, in advance of their June 25, 2020 meeting, with the profitability of GW&K with respect to the other funds it sub-advises in the AMG Funds Complex. Based on the foregoing, the Trustees concluded that the profitability to GW&K is expected to be reasonable and that GW&K is not expected to realize material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize economies of scale with respect to certain fees and expenses, other than the Fund’s management fee, to the extent the increase in assets is proportionally greater than the increase in such fees and expenses.

In addition, the Trustees considered other potential benefits of the subadvisory relationship to GW&K, including, among others, the potential broadening of GW&K’s ESG fixed income investment capabilities, as well as the indirect benefits that GW&K may receive from GW&K’s relationship with the Fund, including any so-called “fallout benefits” to GW&K, such as reputational value derived from GW&K serving as subadviser to the Fund, which bears GW&K’s name. Taking into account all of the foregoing, the Trustees concluded that, in light of the nature, extent and quality of the services to be provided by GW&K, and the other considerations noted above with respect to GW&K, the Fund’s subadvisory fees are reasonable.

The Trustees also considered information provided by the Investment Manager related to the benefits of the proposed strategic repositioning of the AMG Funds complex. The Trustees considered that the strategic repositioning was expected to create value for the Fund, the other funds in the AMG Funds complex and their shareholders through enhanced resources and competitive fee levels. The Trustees noted that the proposed changes would bring the full range of AMG’s resources to bear on the growth and success of the AMG Funds, streamline the lineup of funds in the AMG Funds complex and reduce the number of subadvisers, significantly reduce strategy overlap and provide more differentiated investment solutions for the AMG Funds complex that are otherwise not available to U.S. retail investors. The Trustees further considered that the repositioning would bring AMG’s strong partnerships in support of the Fund and the AMG Funds complex as a whole and enable AMG Funds to bring the best capabilities of AMG’s Affiliates to the Fund and the rest of the AMG Funds complex. The Trustees noted that AMG’s relationship with its Affiliates will also allow the Fund to have greater insight into the Affiliate’s compliance and business platform than is generally possible with third party subadvisers, aiding the ongoing monitoring of subadvisers. In light of the foregoing, in approving the Agreements, the Trustees, including a majority of the Independent Trustees, determined that the hiring of GW&K is in the best interests of the Fund and its shareholders and does not involve a conflict of interest from which the Investment Manager or an affiliated subadviser derives an inappropriate advantage.

*  *  *  *

After consideration of the foregoing, the Trustees reached the following conclusions (in addition to the conclusions discussed above) regarding each Agreement: (a) GW&K has demonstrated that it possesses the capability and resources to perform the duties required of it under each Agreement; (b) GW&K’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; (c) GW&K is reasonably likely to execute its investment strategy consistently over time; and (d) GW&K maintains appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on March 17-18, 2021, the Trustees, and separately a majority of the Independent Trustees, unanimously voted to approve each Agreement.

[1] The Trustees determined that the conditions surrounding the COVID-19 virus constituted unforeseen or emergency circumstances and that reliance on the Security and Exchange Commission’s (“SEC”) exemptive order, which provides relief from the in-person voting requirements of the Investment Company Act of 1940, as amended (the “1940 Act”) in certain circumstances (the “In-Person Relief”), was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19. The Trustees unanimously wished to rely on the In-Person Relief with respect to the approval of those matters on the agenda for the March 17-18, 2021 meeting that would otherwise require in-person votes under the 1940 Act. See Investment Company Release No. 33897 (June 19, 2020). This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC (Investment Company Release No. 33824 (March 25, 2020)).

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds, LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 17-18, 2021, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2020 through December 31, 2020 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

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INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

One Stamford Plaza

263 Tresser Blvd, Suite 949

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

One Stamford Plaza

263 Tresser Blvd, Suite 949

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

4400 Computer Drive

Westborough, MA 01581

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at amgfunds.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com |

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com |	063021 SAR019

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 2, 2021

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	September 2, 2021